ABBREVIATIONS AND FOOTNOTES
INVESTMENT ABBREVIATIONS:
1M	—	1 Month
1Y	—	1 Year
10Y	—	10 Year
12M	—	12 Month
12Y	—	12 Year
13Y	—	13 Year
25M	—	25 Month
36M	—	36 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
9Y	—	9 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
BTP	—	Buoni del Tesoro Poliennali
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Center for Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COP	—	Colombian Peso
COPS	—	Certificates of Participation
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
DUS	—	Delegated Underwriting Servicing
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HOISHKD	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HTS	—	Harmonized Tariff Schedule
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IG	—	Investment Grade
ILS	—	Israeli Shekel
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
JSE	—	Johannesburg Stock Exchange
KGaA	—	Kommanditgesellschaft auf Aktien
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
MUTSCALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NOK	—	Norwegian Krone
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OYJ	—	Julkinen Osakeyhtio
PAO	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
PSQC	—	Commercial Bank of Qatar
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
SAKP	—	Societe Anonyme Kuwaitienne pour le Partage dans les Investissements
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SASU	—	Societe par Actions Simplifiee Unipersonnelle
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future
SDR	—	Special Drawing Rights
SE	—	Societas Europaea
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SORA	—	Singapore Overnight Rate Average

ABBREVIATIONS AND FOOTNOTES
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
TWD	—	Taiwan Dollar
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds’ Semi-Annual Report for the total market values and percentages of net assets for 144A securities by fund as of June 30, 2024.

INVESTMENT FOOTNOTES:
«	—	Century bond maturing in 2110.
~	—	Century bond maturing in 2121.
ψ	—	Century bond maturing in 2122.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of September 30, 2024.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ξ	—	Variable or floating rate security, the interest rate of which adjusts periodically and is linked to changes in current local market conditions.
Ω	—	Rate shown reflects the effective yield as of September 30, 2024.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds’ Semi-Annual Report dated June 30, 2024).
Ø	—	7-day current yield as of September 30, 2024 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at June 30, 2024 was $1,188,000.
	€—	Rounds to less than 1 share.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
FOREIGN BOND FOOTNOTES:
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZE)	—	Par is denominated in Czech Koruna (CZK).
(ZF)	—	Par is denominated in Thai Baht (THB).
(ZG)	—	Par is denominated in Hungarian Forint (HUF).
(ZH)	—	Par is denominated in Indian Rupees (INR).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 91.3%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,470,663	$71,173,327
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	17,852,799	233,336,083
GuideStone Global Bond Fund (Institutional Class)∞	4,432,916	39,674,596
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,117,653	77,204,778
GuideStone Equity Index Fund (Institutional Class)∞	2,222,204	130,665,594
GuideStone International Equity Index Fund (Institutional Class)∞	4,946,247	63,311,962
GuideStone Small Cap Equity Fund (Institutional Class)∞	870,404	16,233,044
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,565,094	16,276,981
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	624,543	6,164,240
GuideStone Strategic Alternatives Fund (Institutional Class)∞	727,599	7,101,363
Total Mutual Funds (Cost $627,999,501)		661,141,968
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	10,193,362	10,193,362
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	869,853	869,853
Total Money Market Funds (Cost $11,063,215)		11,063,215

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$9,394,499	$10,371,483
3.38%, 04/15/32	3,287,171	3,715,335
0.75%, 02/15/42	626,405	522,673
0.63%, 02/15/43	4,330,005	3,479,508
1.00%, 02/15/48	1,428,582	1,175,129
0.13%, 02/15/51	1,860,536	1,176,478
1.50%, 02/15/53	1,370,304	1,240,192
2.13%, 02/15/54	358,708	373,370
		22,054,168
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/26	83,957	81,636
0.13%, 07/15/26	11,508,170	11,219,872
0.38%, 07/15/27	5,651,267	5,496,408
0.25%, 07/15/29	2,520,803	2,392,448
0.63%, 07/15/32	6,679,457	6,257,074
1.38%, 07/15/33	1,544,184	1,522,948
1.75%, 01/15/34	744,933	753,594
1.88%, 07/15/34	2,305,543	2,362,847
		30,086,827
Total U.S. Treasury Obligations (Cost $53,840,138)		52,140,995
TOTAL INVESTMENTS — 100.0% (Cost $692,902,854)		724,346,178
Liabilities in Excess of Other Assets — (0.0)%		(261,107)
NET ASSETS — 100.0%		$724,085,071

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 94.3%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,823,614	$75,765,222
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	46,026,143	601,561,687
GuideStone Global Bond Fund (Institutional Class)∞	11,790,287	105,523,071
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	20,361,678	256,964,381
GuideStone Equity Index Fund (Institutional Class)∞	7,536,039	443,119,072
GuideStone International Equity Index Fund (Institutional Class)∞	16,782,021	214,809,866
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,953,925	55,090,697
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,308,546	55,208,881
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,110,644	20,832,055
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,971,429	19,241,145
Total Mutual Funds (Cost $1,702,051,724)		1,848,116,077
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	25,496,961	25,496,961
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	2,733,400	2,733,400
Total Money Market Funds (Cost $28,230,361)		28,230,361

	Par	Value
U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$15,182,353	$16,761,246
3.38%, 04/15/32	5,263,018	5,948,542
0.75%, 02/15/42	1,092,728	911,774
0.63%, 02/15/43	6,840,450	5,496,854
1.00%, 02/15/48	2,302,313	1,893,846
0.13%, 02/15/51	3,026,391	1,913,687
1.50%, 02/15/53	2,126,881	1,924,930
2.13%, 02/15/54	558,560	581,391
		35,432,270
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/26	149,924	145,778
0.13%, 07/15/26	18,469,497	18,006,807
0.38%, 07/15/27	9,168,039	8,916,811
0.25%, 07/15/29	4,027,137	3,822,082
0.63%, 07/15/32	10,674,140	9,999,149
1.38%, 07/15/33	2,475,251	2,441,211
1.75%, 01/15/34	1,197,214	1,211,133
1.88%, 07/15/34	3,708,917	3,801,102
		48,344,073
Total U.S. Treasury Obligations (Cost $85,293,154)		83,776,343
TOTAL INVESTMENTS — 100.0% (Cost $1,815,575,239)		1,960,122,781
Liabilities in Excess of Other Assets — (0.0)%		(336,310)
NET ASSETS — 100.0%		$1,959,786,471

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	32,178,318	$420,570,620
GuideStone Global Bond Fund (Institutional Class)∞	11,783,135	105,459,061
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	15,910,039	200,784,688
GuideStone Equity Index Fund (Institutional Class)∞	11,381,396	669,226,111
GuideStone International Equity Index Fund (Institutional Class)∞	25,343,932	324,402,334
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,461,207	83,201,504
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,005,813	83,260,452
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,796,866	27,605,068
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,836,135	17,920,677
Total Mutual Funds (Cost $1,688,333,967)		1,932,430,515
	Shares	Value
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	21,671,779	$21,671,779
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	3,042,491	3,042,491
Total Money Market Funds (Cost $24,714,270)		24,714,270
TOTAL INVESTMENTS — 100.0% (Cost $1,713,048,237)		1,957,144,785
Liabilities in Excess of Other Assets — (0.0)%		(364,269)
NET ASSETS — 100.0%		$1,956,780,516

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,339,447	$148,206,577
GuideStone Global Bond Fund (Institutional Class)∞	4,152,259	37,162,718
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,609,670	83,414,037
GuideStone Equity Index Fund (Institutional Class)∞	12,676,811	745,396,507
GuideStone International Equity Index Fund (Institutional Class)∞	28,227,951	361,317,765
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,969,098	92,673,673
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,912,056	92,685,382
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,823,499	27,867,935
Total Mutual Funds (Cost $1,284,124,713)		1,588,724,594
	Shares	Value
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	20,727,405	$20,727,405
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	3,228	3,228
Total Money Market Funds (Cost $20,730,633)		20,730,633
TOTAL INVESTMENTS — 100.0% (Cost $1,304,855,346)		1,609,455,227
Other Assets in Excess of Liabilities — 0.0%		33,941
NET ASSETS — 100.0%		$1,609,489,168

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	2,618,728	$34,226,779
GuideStone Global Bond Fund (Institutional Class)∞	958,906	8,582,212
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,183,162	40,171,509
GuideStone Equity Index Fund (Institutional Class)∞	6,793,027	399,429,994
GuideStone International Equity Index Fund (Institutional Class)∞	15,130,487	193,670,231
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,662,713	49,659,593
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,771,880	49,627,546
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,504,364	14,848,074
Total Mutual Funds (Cost $636,181,058)		790,215,938
	Shares	Value
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	8,094,230	$8,094,230
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	1,452	1,452
Total Money Market Funds (Cost $8,095,682)		8,095,682
TOTAL INVESTMENTS — 100.0% (Cost $644,276,740)		798,311,620
Other Assets in Excess of Liabilities — 0.0%		7,573
NET ASSETS — 100.0%		$798,319,193

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.4%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	14,787,654	$192,387,383
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	3,925,181	51,302,116
GuideStone Global Bond Fund (Institutional Class)∞	1,437,368	12,864,442
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,513,192	31,716,477
GuideStone Impact Bond Fund (Institutional Class)∞	1,690,259	16,834,983
GuideStone Impact Equity Fund (Institutional Class)∞	583,074	7,614,948
GuideStone Value Equity Index Fund (Institutional Class)∞	455,354	5,687,374
GuideStone Value Equity Fund (Institutional Class)∞	817,089	16,995,454
GuideStone Growth Equity Index Fund (Institutional Class)∞	355,014	5,644,715
GuideStone Growth Equity Fund (Institutional Class)∞	580,819	16,814,696
GuideStone Small Cap Equity Fund (Institutional Class)∞	240,673	4,488,558
GuideStone International Equity Fund (Institutional Class)∞	1,458,088	23,212,760
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	980,929	$10,201,661
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	513,220	5,065,481
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,155,958	21,042,153
Total Mutual Funds (Cost $407,950,321)		421,873,201
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	5,712,681	5,712,681
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	682,939	682,939
Total Money Market Funds (Cost $6,395,620)		6,395,620
TOTAL INVESTMENTS — 99.9% (Cost $414,345,941)		428,268,821
Other Assets in Excess of Liabilities — 0.1%		255,064
NET ASSETS — 100.0%		$428,523,885

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,135,542	$53,803,401
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	28,815,472	376,618,225
GuideStone Global Bond Fund (Institutional Class)∞	12,059,325	107,930,960
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	10,740,653	135,547,040
GuideStone Impact Bond Fund (Institutional Class)∞	2,064,389	20,561,313
GuideStone Impact Equity Fund (Institutional Class)∞	2,374,364	31,009,197
GuideStone Value Equity Index Fund (Institutional Class)∞	2,668,879	33,334,292
GuideStone Value Equity Fund (Institutional Class)∞	4,802,418	99,890,297
GuideStone Growth Equity Index Fund (Institutional Class)∞	2,086,135	33,169,543
GuideStone Growth Equity Fund (Institutional Class)∞	3,410,807	98,742,856
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,413,580	26,363,264
GuideStone International Equity Fund (Institutional Class)∞	8,562,056	136,307,923
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,761,350	$59,918,043
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,742,537	27,068,841
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,266,727	51,403,258
Total Mutual Funds (Cost $1,247,380,814)		1,291,668,453
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	18,462,893	18,462,893
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	2,574	2,574
Total Money Market Funds (Cost $18,465,467)		18,465,467
TOTAL INVESTMENTS — 100.0% (Cost $1,265,846,281)		1,310,133,920
Liabilities in Excess of Other Assets — (0.0)%		(326,360)
NET ASSETS — 100.0%		$1,309,807,560

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,490,252	$19,388,177
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,383,726	135,715,300
GuideStone Global Bond Fund (Institutional Class)∞	4,345,606	38,893,169
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,040,908	50,996,257
GuideStone Impact Bond Fund (Institutional Class)∞	1,741,325	17,343,594
GuideStone Impact Equity Fund (Institutional Class)∞	2,002,793	26,156,477
GuideStone Value Equity Index Fund (Institutional Class)∞	4,046,861	50,545,293
GuideStone Value Equity Fund (Institutional Class)∞	7,335,916	152,587,056
GuideStone Growth Equity Index Fund (Institutional Class)∞	3,177,107	50,516,005
GuideStone Growth Equity Fund (Institutional Class)∞	5,202,627	150,616,049
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,155,345	40,197,191
GuideStone International Equity Fund (Institutional Class)∞	13,058,625	207,893,313
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,787,365	$91,388,601
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,436,973	33,922,920
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,776,572	27,099,346
Total Mutual Funds (Cost $982,355,565)		1,093,258,748
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	14,848,419	14,848,419
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	2,183	2,183
Total Money Market Funds (Cost $14,850,602)		14,850,602
TOTAL INVESTMENTS — 100.0% (Cost $997,206,167)		1,108,109,350
Liabilities in Excess of Other Assets — (0.0)%		(173,981)
NET ASSETS — 100.0%		$1,107,935,369

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Impact Equity Fund (Institutional Class)∞	3,314,266	$43,284,320
GuideStone Value Equity Index Fund (Institutional Class)∞	5,654,473	70,624,369
GuideStone Value Equity Fund (Institutional Class)∞	10,335,813	214,984,916
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,457,701	70,877,448
GuideStone Growth Equity Fund (Institutional Class)∞	7,320,205	211,919,927
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,030,491	56,518,651
GuideStone International Equity Fund (Institutional Class)∞	18,357,128	292,245,471
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	12,340,687	128,343,146
Total Mutual Funds (Cost $928,040,369)		1,088,798,248
	Shares	Value
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	14,086,603	$14,086,603
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	2,142	2,142
Total Money Market Funds (Cost $14,088,745)		14,088,745
TOTAL INVESTMENTS — 100.0% (Cost $942,129,114)		1,102,886,993
Liabilities in Excess of Other Assets — (0.0)%		(254,063)
NET ASSETS — 100.0%		$1,102,632,930

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.6%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$1,864,963
2.25%, 08/15/29	1,000,000	936,824
1.30%, 02/03/31	870,000	737,845
1.68%, 09/17/35	2,300,000	1,772,197
Federal Home Loan Bank
5.00%, 02/28/25	3,400,000	3,404,409
2.18%, 11/06/29	750,000	692,812
1.61%, 01/27/33	600,000	490,849
Federal Home Loan Mortgage Corporation
5.55%, 07/30/27	2,300,000	2,298,602
Federal National Mortgage Association
0.74%, 08/25/27	2,000,000	1,842,616
0.81%, 09/25/28	1,000,000	889,980
Total Agency Obligations (Cost $14,637,105)		14,931,097
ASSET-BACKED SECURITIES — 17.8%
AGL CLO 28, Ltd., Series 2023-28A, Class AL2
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 6.98%, 01/21/37 144A †	430,000	430,956
Ally Auto Receivables Trust, Series 2024-1, Class A3
5.08%, 12/15/28	900,000	911,389
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR3
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 7.78%, 04/28/37 144A †	450,000	457,018
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, CME Term SOFR 3M + 1.76%), 7.04%, 04/20/31 144A †	250,000	250,785
Ares LVI CLO, Ltd., Series 2020-56A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.71%, 10/25/34 144A †	250,000	250,416
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	196,000	197,467
ARI Fleet Lease Trust, Series 2024-B, Class A2
5.54%, 04/15/33 144A	1,000,000	1,012,154
ARI Fleet Lease Trust, Series 2024-B, Class A3
5.26%, 04/15/33 144A	900,000	922,986
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 05/15/28	2,313,000	2,337,869
	Par	Value
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	$1,300,000	$1,327,051
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 02/15/28 144A	1,400,000	1,419,862
Bank of America Auto Trust, Series 2023-2A, Class A3
5.74%, 06/15/28 144A	800,000	816,804
BDS, Ltd., Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 6.20%, 06/16/36 144A †	501,966	500,610
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class A1R
(Floating, CME Term SOFR 3M + 1.53%, 1.53% Floor), 6.83%, 07/20/37 144A †	315,000	317,339
Birch Grove CLO 2, Ltd., Series 2021-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.55%, 10/19/37 144A †	250,000	250,208
Blueberry Park CLO, Ltd., Series 2024-1A, Class A
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 6.48%, 10/20/37 144A †	500,000	500,418
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 6.64%, 07/15/31 144A †	224,156	224,269
BlueMountain Fuji U.S. CLO III, Ltd., Series 2017-3A, Class A2
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.71%, 01/15/30 144A †	250,000	250,315
BMW Vehicle Lease Trust, Series 2023-2, Class A3
5.99%, 09/25/26	2,000,000	2,019,483
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.23%, 08/19/38 144A †	1,631,055	1,625,728
BSPRT Issuer LLC, Series 2024-FL11, Class A
(Floating, 1.64% - CME Term SOFR 1M, 1.64% Floor), 0.00%, 07/15/39 144A †	1,300,000	1,301,500
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 7.36%, 09/15/35 144A †	1,300,000	1,305,395
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1
2.80%, 03/15/27	2,700,000	2,676,836
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,000,000	1,006,475

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 05/15/28	$707,000	$710,171
Carmax Auto Owner Trust, Series 2023-2, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.85%), 6.19%, 06/15/26†	287,805	288,124
Carmax Auto Owner Trust, Series 2023-2, Class A3
5.05%, 01/18/28	2,200,000	2,216,867
CarMax Auto Owner Trust, Series 2023-4, Class A2A
6.08%, 12/15/26	947,755	952,701
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	309,694	309,291
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,902,294	1,786,463
Carvana Auto Receivables Trust, Series 2022-P2, Class A3
4.13%, 04/12/27	1,225,659	1,221,126
Carvana Auto Receivables Trust, Series 2023-P2, Class A3
5.42%, 04/10/28 144A	1,700,000	1,713,298
Carvana Auto Receivables Trust, Series 2023-P5, Class A3
5.62%, 01/10/29 144A	1,000,000	1,016,369
Carvana Auto Receivables Trust, Series 2024-P1, Class A3
5.05%, 04/10/29 144A	3,000,000	3,039,807
Cedar Funding X CLO, Ltd., Series 2019-10A, Class BR
(Floating, CME Term SOFR 3M + 1.86%, 1.60% Floor), 7.14%, 10/20/32 144A †	250,000	250,570
Chase Auto Owner Trust, Series 2024-5A, Class A3
4.18%, 08/27/29 144A	200,000	199,746
Chesapeake Funding II LLC, Series 2023-1A, Class A1
5.65%, 05/15/35 144A	649,319	655,140
Chesapeake Funding II LLC, Series 2023-2A, Class A1
6.16%, 10/15/35 144A	351,010	357,042
Chesapeake Funding II LLC, Series 2024-1A, Class A1
5.52%, 05/15/36 144A	414,681	419,765
CIFC Funding, Ltd., Series 2021-4A, Class BR
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 6.82%, 07/23/37 144A †	250,000	250,455
CIFC Funding, Ltd., Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.70%, 07/15/34 144A †	250,000	250,191
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	377,000	381,177
	Par	Value
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 06/15/29	$384,752	$390,173
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 5.77%, 06/25/52 144A †	151,435	149,298
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	78,239	71,212
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 7.18%, 05/25/55 144A †	468,552	476,353
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A
4.60%, 06/15/32 144A	427,142	426,415
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.19% on 02/25/36), 6.22%, 09/25/36 STEP	225,900	65,293
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 5.51%, 12/25/34†	497,718	485,835
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	1,000,000	974,539
Dell Equipment Finance Trust, Series 2023-2, Class A3
5.65%, 01/22/29 144A	1,600,000	1,617,716
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,536,488
Diamond Issuer LLC, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,633,670
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	697,000	698,542
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	104,415	102,035
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	50,573	46,488
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	851,836	759,136
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	345,354	339,236
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	474,716	492,541

	Par	Value
Elmwood CLO 30, Ltd., Series 2024-6A, Class A
(Floating, CME Term SOFR 3M + 1.43%, 1.43% Floor), 6.73%, 07/17/37 144A †	$685,000	$687,855
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	1,678,120	1,689,965
Enterprise Fleet Financing LLC, Series 2023-2, Class A2
5.56%, 04/22/30 144A	825,447	833,615
Enterprise Fleet Financing LLC, Series 2024-1, Class A2
5.23%, 03/20/30 144A	366,000	369,655
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	50,000	51,408
Enterprise Fleet Financing LLC, Series 2024-3, Class A3
4.98%, 08/21/28 144A	1,757,000	1,789,824
Enterprise Fleet Financing LLC, Series 2024-3, Class A4
5.06%, 03/20/31 144A	51,000	52,254
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	156,449	114,511
Ford Auto Securitization Trust, Series 2024-AA, Class A1
5.41%, 04/15/26(C) 144A	726,906	551,698
Ford Credit Auto Lease Trust, Series 2023-B, Class A2A
5.90%, 02/15/26	1,007,761	1,009,237
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,453,000	1,481,457
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	1,154,000	1,195,308
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A STEP	547,000	559,309
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	440,000	436,996
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1
4.92%, 05/15/28 144A	658,000	665,068
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.59%, 05/15/28 144A †	290,000	293,211
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B
5.31%, 05/15/28 144A	310,000	313,758
Ford Credit Floorplan Master Owner Trust, Series 2024-2, Class A
5.24%, 04/15/31 144A	410,000	427,315
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	247,608	253,890
	Par	Value
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 6.43%, 05/16/38 144A †	$194,837	$194,545
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A4
4.88%, 08/16/28	3,900,000	3,945,444
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	743,146	746,333
GM Financial Revolving Receivables Trust, Series 2023-2, Class A
5.77%, 08/11/36 144A	1,132,000	1,196,167
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.98%, 12/11/36 144A	214,000	220,022
GM Financial Revolving Receivables Trust, Series 2024-2, Class A
4.52%, 03/11/37 144A	150,000	151,527
Golden Credit Card Trust, Series 2022-4A, Class A
4.31%, 09/15/27 144A	3,000,000	2,995,947
Goldentree Loan Management U.S. CLO 1, Ltd., Series 2017-1A, Class A1R2
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.56%, 04/20/34 144A †	348,000	350,443
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	57,915	52,411
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class A
6.50%, 07/20/55 144A	178,866	186,153
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2
5.28%, 03/15/27 144A	183,000	185,057
Hertz Vehicle Financing LLC, Series 2021-1A, Class A
1.21%, 12/26/25 144A	850,000	845,038
Honda Auto Receivables Owner Trust, Series 2023-4, Class A2
5.87%, 06/22/26	1,476,940	1,483,956
HPS Loan Management, Ltd., Series 2017-11A, Class AR
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.51%, 05/06/30 144A †	112,749	112,854
Huntington Auto Trust, Series 2024-1A, Class A3
5.23%, 01/16/29 144A	1,000,000	1,020,969
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A
5.47%, 09/15/25 144A	543,306	543,542

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	$276,199	$275,027
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 02/15/29	900,000	915,764
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	2,000,000	2,035,102
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 06/15/29	2,600,000	2,600,969
Kubota Credit Owner Trust, Series 2023-2A, Class A3
5.28%, 01/18/28 144A	1,750,000	1,778,506
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 6.41%, 12/13/38 144A †	646,323	644,782
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.41%, 1.41% Floor), 6.51%, 07/15/36 144A †	1,391,043	1,386,980
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class AR
(Floating, CME Term SOFR 3M + 1.23%, 0.97% Floor), 6.50%, 07/27/31 144A †	794,459	795,330
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	15,436	15,393
Master Credit Card Trust II, Series 2023-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.85%), 6.19%, 01/21/27 144A †	2,100,000	2,106,837
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	1,361,328	1,367,124
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	134,685	137,217
Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class B
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.20%, 10/20/34 144A †	255,000	255,947
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	288,168	278,072
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 6.11%, 11/15/68 144A †	48,028	47,854
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	202,753	200,590
	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	$87,121	$85,235
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 6.13%, 05/15/68 144A †	171,417	171,226
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	121,059	116,597
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	415,169	390,737
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	189,582	177,192
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	282,770	265,127
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.21%, 04/15/69 144A †	1,006,241	1,006,796
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	34,892	31,734
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	268,094	241,824
Navient Private Education Refinancing Loan Trust, Series 2021-EA, Class A
0.97%, 12/16/69 144A	753,595	667,028
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.16%), 6.45%, 12/27/66 144A †	569,584	571,236
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 6.20%, 07/26/66 144A †	515,760	516,210
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	16,604	16,490
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	137,551	134,500

	Par	Value
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 6.19%, 12/15/59 144A †	$119,916	$119,817
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A
6.18%, 08/25/28 144A	1,184,000	1,200,729
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.59%, 04/25/29 144A	292,000	296,958
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 6.20%, 09/25/65 144A †	330,062	329,898
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	397,636	369,095
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	373,097	348,542
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, CME Term SOFR 3M + 1.30%, 1.04% Floor), 6.60%, 04/15/34 144A †	620,000	620,299
Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A, Class AR
(Floating, CME Term SOFR 3M + 1.18%, 0.92% Floor), 6.46%, 10/18/30 144A †	542,563	542,590
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3
4.91%, 11/15/27	2,600,000	2,614,044
OCP CLO, Ltd., Series 2014-6A, Class BR2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 7.19%, 10/17/30 144A †	1,000,000	1,003,363
OCP CLO, Ltd., Series 2020-19A, Class BR
(Floating, CME Term SOFR 3M + 1.96%, 1.70% Floor), 7.24%, 10/20/34 144A †	250,000	251,117
OHA Credit Funding 2, Ltd., Series 2019-2A , Class AR
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.69%, 04/21/34 144A †	750,000	750,398
OHA Credit Partners XVI, Series 2021-16A, Class AR
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 6.20%, 10/18/37 144A †	330,000	330,000
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A1
4.65%, 03/14/29 144A	1,931,825	1,929,229
	Par	Value
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	$3,080,000	$3,139,684
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.14%, 10/14/36 144A	221,000	214,040
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	1,700,000	1,700,250
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	1,800,000	1,820,481
OneMain Financial Issuance Trust, Series 2023-1A, Class A
5.50%, 06/14/38 144A	150,000	155,856
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	424,342
Palmer Square CLO, Ltd., Series 2013-2A, Class A1A3
(Floating, CME Term SOFR 3M + 1.26%, 1.26% Floor), 6.55%, 10/17/31 144A †	136,241	136,361
Palmer Square CLO, Ltd., Series 2024-2A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.69%, 07/20/37 144A †	250,000	250,905
Park Blue CLO, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.48% Floor), 6.80%, 07/25/37 144A †	325,000	325,896
PFS Financing Corporation, Series 2022-D, Class A
4.27%, 08/15/27 144A	167,000	166,542
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,119,176
PFS Financing Corporation, Series 2023-C, Class A
5.52%, 10/15/28 144A	1,000,000	1,026,089
PFS Financing Corporation, Series 2024-B, Class A
4.95%, 02/15/29 144A	2,400,000	2,441,749
PFS Financing Corporation, Series 2024-D, Class A
5.34%, 04/15/29 144A	160,000	164,404
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3
4.81%, 09/22/28 144A	1,262,000	1,266,003
Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3
5.79%, 01/22/29 144A	468,000	474,502
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1
(Step to 5.99% on 07/25/25), 4.99%, 02/25/61 144A STEP	340,513	340,753

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 6.22%, 07/25/51 144A †	$45,616	$45,460
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	142,981	131,665
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.92%, 07/25/36 144A †	166,860	165,417
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	13,947	13,882
Regional Management Issuance Trust, Series 2021-1, Class A
1.68%, 03/17/31 144A	56,869	55,915
Regional Management Issuance Trust, Series 2022-2B, Class A
7.10%, 11/17/32 144A	140,000	140,472
Regional Management Issuance Trust, Series 2024-1, Class A
5.83%, 07/15/36 144A	103,000	106,762
RRX 4, Ltd., Series 2021-4A, Class A1
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.76%, 07/15/34 144A †	900,000	902,516
Santander Bank Auto Credit-Linked Notes Series, Series 2022-B, Class C
5.92%, 08/16/32 144A	88,129	88,183
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C
6.99%, 12/15/32 144A	289,453	291,598
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D
8.20%, 12/15/32 144A	131,569	133,110
Santander Bank NA, Series 2021-1A, Class B
1.83%, 12/15/31 144A	27,514	27,417
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3
6.02%, 09/15/28	1,002,000	1,015,282
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3
5.93%, 07/17/28	1,400,000	1,419,490
Santander Drive Auto Receivables Trust, Series 2024-S1, Class R1
6.53%, 03/16/29 144A	911,559	915,000
SBNA Auto Lease Trust, Series 2023-A, Class A2
6.27%, 04/20/26 144A	1,585,054	1,593,016
SBNA Auto Lease Trust, Series 2024-C, Class A3
4.56%, 02/22/28 144A	1,000,000	1,002,643
	Par	Value
SCCU Auto Receivables Trust, Series 2023-1A, Class A2
5.85%, 05/17/27 144A	$321,981	$323,350
Shelter Growth CRE Issuer, Ltd., Series 2023-FL5, Class A
(Floating, CME Term SOFR 1M + 2.75%, 2.75% Floor), 7.72%, 05/19/38 144A †	835,231	837,785
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 6.84%, 04/25/37 144A †	400,000	401,138
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 5.61%, 06/15/33†	92,260	91,126
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 5.45%, 12/16/41†	100,081	98,977
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 9.96%, 10/15/41 144A †	62,534	65,515
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, CME Term SOFR 1M + 1.61%), 6.71%, 05/15/31 144A †	11,017	11,022
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 5.93%, 01/15/37 144A †	146,347	145,909
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	444,979	425,808
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 6.04%, 09/15/37 144A †	44,498	44,387
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 5.82%, 09/15/54 144A †	1,252,883	1,247,491
SMB Private Education Loan Trust, Series 2021-A, Class APL
(Floating, CME Term SOFR 1M + 0.84%), 5.94%, 01/15/53 144A †	423,675	419,223
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	136,953	130,853
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	657,546	610,644

	Par	Value
SMB Private Education Loan Trust, Series 2022-A, Class APT
2.85%, 11/16/54 144A	$1,097,081	$1,027,642
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.14%, 10/15/58 144A †	651,407	663,346
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 6.84%, 01/15/53 144A †	289,529	292,424
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	162,950	168,009
SMB Private Education Loan Trust, Series 2024-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 6.79%, 03/15/56 144A †	228,407	230,180
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	388,423	400,449
SoFi Personal Loan Trust, Series 2024-1A, Class A
6.06%, 02/12/31 144A	258,753	263,812
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	155,876	153,264
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	47,970	46,885
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	40,621	40,028
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	206,083	196,261
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	132,267	116,929
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	74,211	73,417
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,529,439
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	798,333	811,293
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, CME Term SOFR 1M + 1.61%, 1.50% Floor), 6.82%, 04/25/35†	41,800	41,546
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	800,000	801,737
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	1,100,000	1,112,504
	Par	Value
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 07/15/29	$1,200,000	$1,226,054
Tesla Auto Lease Trust, Series 2023-B, Class A3
6.13%, 09/21/26 144A	1,100,000	1,110,939
TICP CLO XIV, Ltd., Series 2019-14A, Class A2R
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.19%, 10/20/32 144A †	250,000	250,626
TierPoint Issuer LLC, Series 2023-1A, Class A2
6.00%, 06/25/53 144A	1,600,000	1,604,555
T-Mobile U.S. Trust, Series 2024-1A, Class A
5.05%, 09/20/29 144A	1,300,000	1,320,009
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A
4.93%, 06/25/36 144A	200,000	205,297
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A2A
5.28%, 05/15/26	1,103,687	1,104,453
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3
5.54%, 08/15/28	800,000	819,084
Toyota Lease Owner Trust, Series 2024-A, Class A3
5.25%, 04/20/27 144A	1,200,000	1,217,483
TRESTLES CLO III, Ltd., Series 2020-3A, Class A1
(Floating, CME Term SOFR 3M + 1.59%, 1.33% Floor), 6.87%, 01/20/33 144A †	1,050,000	1,051,655
TRESTLES CLO, Ltd., Series 2017-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 6.73%, 07/25/37 144A †	250,000	251,050
Trillium Credit Card Trust II, Series 2023-3A, Class A
(Floating, U.S. SOFR + 0.85%), 5.83%, 08/26/28 144A †	1,500,000	1,505,334
Trinitas CLO XVIII, Ltd., Series 2021-18A, Class A1
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.71%, 01/20/35 144A †	250,000	250,210
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	75,442	77,064
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26	18,080	17,926
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	1,300,000	1,300,000
VB-S1 Issuer LLC, Series 2024-1A, Class F
8.87%, 05/15/54 144A	300,000	311,564

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Verizon Master Trust, Series 2024-1, Class A1A
5.00%, 12/20/28	$830,000	$838,338
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	115,892
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 08/20/30	4,100,000	4,105,597
Volkswagen Auto Lease Trust, Series 2024-A, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.47%), 5.82%, 12/21/26†	2,000,000	2,002,005
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A2A
5.72%, 03/22/27	1,858,983	1,869,940
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
5.55%, 11/15/27 144A	700,000	710,398
Whitebox CLO I, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 6.66%, 07/24/36 144A †	315,000	315,599
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,034,250	974,162
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2A
5.47%, 11/17/25	689,083	689,690
Total Asset-Backed Securities (Cost $166,140,951)		166,825,031
CERTIFICATES OF DEPOSIT — 0.3%
Mizuho Bank, Ltd.
(Floating, Australian BBSW 3M + 0.88%), 5.25%, 08/22/25(A) †	2,000,000	1,388,348
MUFG Bank, Ltd.
(Floating, Australian BBSW 3M + 0.87%), 5.23%, 02/17/26(A) †	1,800,000	1,250,565
Total Certificates Of Deposit (Cost $2,522,370)		2,638,913
CORPORATE BONDS — 18.9%
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	110,000	114,498
AEP Texas, Inc.
5.45%, 05/15/29Δ	360,000	375,656
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,631,901
AGCO Corporation
5.45%, 03/21/27	310,000	316,501
Albertsons Cos., Inc.
3.25%, 03/15/26 144A	590,000	571,042
Alliant Energy Finance LLC
5.40%, 06/06/27 144A	380,000	390,107
Allison Transmission, Inc.
4.75%, 10/01/27 144A Δ	590,000	580,979
Ally Financial, Inc.
5.75%, 11/20/25Δ	200,000	200,930
	Par	Value
American Electric Power Co., Inc.
5.70%, 08/15/25	$960,000	$967,845
American Express Co.
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27^	2,015,000	2,055,802
(Variable, U.S. SOFR + 0.93%), 5.04%, 07/26/28Δ ^	80,000	81,753
(Floating, U.S. SOFR + 0.93%), 6.17%, 07/26/28†	1,800,000	1,807,854
American Honda Finance Corporation
(Floating, U.S. SOFR Index + 0.78%), 6.03%, 04/23/25† Δ	2,500,000	2,506,047
American Tower Corporation REIT
3.38%, 10/15/26	513,000	504,231
0.40%, 02/15/27(E)	300,000	315,087
3.65%, 03/15/27	327,000	322,077
3.55%, 07/15/27	505,000	494,601
Amgen, Inc.
2.60%, 08/19/26	185,000	179,969
5.15%, 03/02/28	27,000	27,810
4.05%, 08/18/29	365,000	362,541
Aon North America, Inc.
5.13%, 03/01/27	720,000	736,761
Arrow Electronics, Inc.
5.15%, 08/21/29	700,000	711,214
AT&T, Inc.
1.65%, 02/01/28	240,000	221,300
Athene Global Funding
1.45%, 01/08/26 144A	500,000	480,620
5.52%, 03/25/27 144A Δ	2,000,000	2,048,023
AutoZone, Inc.
5.05%, 07/15/26	1,230,000	1,248,925
Bank of America Corporation
(Variable, CME Term SOFR 3M + 1.35%), 3.09%, 10/01/25^	2,200,000	2,200,000
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/06/25^	610,000	605,753
(Floating, CME Term SOFR 3M + 1.03%), 6.27%, 02/05/26†	1,000,000	1,000,257
(Variable, U.S. SOFR + 1.33%), 3.38%, 04/02/26^	480,000	476,235
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	1,252,000	1,221,437
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	224,000	230,375
(Variable, U.S. SOFR + 1.57%), 5.82%, 09/15/29^	320,000	336,854
Berry Global, Inc.
1.57%, 01/15/26Δ	1,600,000	1,540,140
4.88%, 07/15/26 144A	233,000	232,842
Blue Owl Capital Corporation
3.75%, 07/22/25	510,000	504,078
Blue Owl Credit Income Corporation
6.60%, 09/15/29 144A	90,000	92,365
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	332,298
BMW U.S. Capital LLC
4.65%, 08/13/29 144A	330,000	332,569

	Par	Value
Boeing Co. (The)
2.75%, 02/01/26	$100,000	$97,094
2.20%, 02/04/26	1,089,000	1,049,104
6.26%, 05/01/27 144A	570,000	588,877
BP Capital Markets America, Inc.
3.94%, 09/21/28	66,000	65,625
Brighthouse Financial Global Funding
1.75%, 01/13/25 144A	1,330,000	1,316,190
Broadcom, Inc.
4.75%, 04/15/29	230,000	233,717
California Resources Corporation
8.25%, 06/15/29 144A	300,000	305,952
Campbell Soup Co.
5.20%, 03/19/27Δ	490,000	502,944
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27^	930,000	980,443
Carnival Corporation
4.00%, 08/01/28 144A	375,000	362,426
CCO Holdings LLC
5.13%, 05/01/27 144A	1,330,000	1,309,992
Cheniere Energy Partners LP
4.50%, 10/01/29	161,000	158,899
Citibank NA
4.93%, 08/06/26Δ	370,000	375,633
Citigroup, Inc.
(Variable, U.S. SOFR + 1.53%), 3.29%, 03/17/26^	1,000,000	991,920
(Variable, U.S. SOFR + 1.55%), 5.61%, 09/29/26^	1,205,000	1,215,852
(Variable, U.S. SOFR + 1.34%), 4.54%, 09/19/30^	705,000	705,979
Citizens Bank NA
(Variable, U.S. SOFR + 1.45%), 6.06%, 10/24/25^	1,000,000	1,000,002
Civitas Resources, Inc.
8.38%, 07/01/28 144A	710,000	738,911
Clarivate Science Holdings Corporation
3.88%, 07/01/28 144A	330,000	316,974
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/26 144A Δ	755,000	773,813
CommonSpirit Health
1.55%, 10/01/25Δ	800,000	771,957
Conagra Brands, Inc.
5.30%, 10/01/26	975,000	994,018
7.13%, 10/01/26	795,000	838,258
Concentrix Corporation
6.65%, 08/02/26	1,045,000	1,074,160
Corebridge Financial, Inc.
3.50%, 04/04/25Δ	2,000,000	1,985,364
3.65%, 04/05/27	600,000	590,473
Crown Castle, Inc. REIT
5.00%, 01/11/28Δ	9,000	9,160
Daimler Truck Finance North America LLC
5.15%, 01/16/26 144A	900,000	908,070
5.13%, 09/25/27 144A	535,000	547,205
	Par	Value
Darden Restaurants, Inc.
4.35%, 10/15/27†††	$640,000	$640,314
Dell International LLC
5.25%, 02/01/28	70,000	72,331
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	610,000	616,560
Diamondback Energy, Inc.
3.50%, 12/01/29	220,000	209,328
5.15%, 01/30/30	210,000	215,539
3.13%, 03/24/31	118,000	107,638
DPL, Inc.
4.13%, 07/01/25	200,000	198,167
DTE Energy Co.
4.95%, 07/01/27	455,000	462,773
Duke Energy Corporation
2.65%, 09/01/26Δ	306,000	297,708
4.85%, 01/05/29Δ	570,000	581,886
Edwards Lifesciences Corporation
4.30%, 06/15/28	230,000	229,942
EMRLD Borrower LP
6.63%, 12/15/30 144A Δ	300,000	309,704
Energy Transfer LP
4.05%, 03/15/25	477,000	474,912
6.05%, 12/01/26	1,330,000	1,377,658
4.20%, 04/15/27Δ	83,000	82,746
5.50%, 06/01/27	485,000	497,491
6.10%, 12/01/28Δ	297,000	316,116
EQM Midstream Partners LP
6.50%, 07/01/27 144A	80,000	82,464
5.50%, 07/15/28	220,000	223,123
EQT Corporation
3.13%, 05/15/26 144A	1,400,000	1,364,177
5.00%, 01/15/29	103,000	104,270
Equinix, Inc. REIT
1.80%, 07/15/27Δ	413,000	387,403
1.55%, 03/15/28	206,000	187,996
2.50%, 05/15/31	420,000	371,198
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	1,600,000	1,534,855
Eversource Energy
5.45%, 03/01/28Δ	63,000	65,334
Exelon Corporation
5.15%, 03/15/28Δ	94,000	96,622
5.15%, 03/15/29	220,000	228,037
Fifth Third Bank NA
(Variable, U.S. SOFR Index + 1.23%), 5.85%, 10/27/25^	630,000	630,225
FirstEnergy Corporation
3.90%, 07/15/27	115,000	113,884
FirstEnergy Pennsylvania Electric Co.
5.15%, 03/30/26 144A	480,000	484,399
Ford Motor Credit Co. LLC
2.30%, 02/10/25Δ	1,300,000	1,285,598
5.13%, 06/16/25	2,540,000	2,539,600
4.13%, 08/04/25	700,000	693,702
3.38%, 11/13/25	721,000	707,468

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.80%, 03/05/27	$210,000	$213,880
5.85%, 05/17/27	326,000	331,958
FS KKR Capital Corporation
4.25%, 02/14/25 144A	880,000	874,894
GA Global Funding Trust
1.63%, 01/15/26 144A	400,000	385,269
General Dynamics Corporation
3.75%, 05/15/28	230,000	228,488
General Motors Financial Co., Inc.
3.50%, 11/07/24	2,000,000	1,996,860
2.90%, 02/26/25	500,000	495,906
5.40%, 04/06/26	1,310,000	1,326,409
4.00%, 10/06/26	310,000	307,592
5.40%, 05/08/27	415,000	423,894
5.35%, 07/15/27Δ	945,000	967,031
5.55%, 07/15/29Δ	81,000	83,559
Glencore Funding LLC
5.34%, 04/04/27 144A Δ	545,000	558,362
6.13%, 10/06/28 144A Δ	28,000	29,685
5.37%, 04/04/29 144A	546,000	564,705
Global Payments, Inc.
1.20%, 03/01/26	1,156,000	1,105,200
Goldman Sachs Bank U.S.A.
(Variable, U.S. SOFR + 0.78%), 5.28%, 03/18/27^	1,310,000	1,327,251
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26^	810,000	797,130
(Variable, U.S. SOFR + 1.08%), 5.80%, 08/10/26^	1,755,000	1,770,868
3.85%, 01/26/27	881,000	873,491
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27^	978,000	932,463
(Variable, U.S. SOFR + 1.11%), 2.64%, 02/24/28Δ ^	15,000	14,420
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	348,000	342,534
(Variable, U.S. SOFR + 1.21%), 5.05%, 07/23/30Δ ^	772,000	792,322
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	200,115
Group 1 Automotive, Inc.
6.38%, 01/15/30 144A	165,000	168,034
HCA, Inc.
5.38%, 02/01/25	290,000	290,123
5.25%, 04/15/25	1,300,000	1,301,700
5.63%, 09/01/28	365,000	379,048
4.13%, 06/15/29	540,000	531,695
Hess Midstream Operations LP
6.50%, 06/01/29 144A	280,000	290,026
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	915,000	916,166
Home Depot, Inc. (The)
4.75%, 06/25/29Δ	15,000	15,466
Huntington National Bank (The)
(Variable, U.S. SOFR + 1.22%), 5.70%, 11/18/25^	825,000	825,096
Hyundai Capital America
6.25%, 11/03/25 144A	370,000	376,949
	Par	Value
5.50%, 03/30/26 144A	$1,300,000	$1,319,905
5.65%, 06/26/26 144A	2,200,000	2,245,393
4.30%, 09/24/27 144A	515,000	513,970
Illumina, Inc.
5.80%, 12/12/25	300,000	304,030
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	1,000,000	965,392
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	198,955
Jackson National Life Global Funding
5.60%, 04/10/26 144A Δ	1,200,000	1,217,771
John Deere Capital Corporation
2.80%, 09/08/27Δ	135,000	130,764
JPMorgan Chase & Co.
(Floating, U.S. SOFR + 0.92%), 6.06%, 02/24/26† Δ	1,500,000	1,503,174
(Variable, CME Term SOFR 3M + 1.59%), 2.01%, 03/13/26^	800,000	789,451
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	695,000	684,043
(Variable, U.S. SOFR + 1.32%), 4.08%, 04/26/26^	940,000	935,474
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	405,000	411,825
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,000,000	1,031,202
(Variable, U.S. SOFR + 0.93%), 4.98%, 07/22/28Δ ^	2,129,000	2,170,853
(Variable, U.S. SOFR + 1.57%), 6.09%, 10/23/29^	282,000	300,684
(Variable, U.S. SOFR + 1.13%), 5.00%, 07/22/30^	1,138,000	1,170,392
KeyBank NA
4.70%, 01/26/26	340,000	340,549
Kroger Co. (The)
4.70%, 08/15/26	590,000	594,121
4.60%, 08/15/27	640,000	645,620
L3Harris Technologies, Inc.
4.40%, 06/15/28	136,000	136,631
5.05%, 06/01/29	509,000	524,538
Lockheed Martin Corporation
4.50%, 02/15/29	187,000	190,506
Lowe's Cos., Inc.
2.50%, 04/15/26Δ	180,000	175,890
Manufacturers & Traders Trust Co.
4.65%, 01/27/26Δ	1,720,000	1,719,192
Medline Borrower LP
3.88%, 04/01/29 144A	320,000	303,237
Meritage Homes Corporation
5.13%, 06/06/27	580,000	586,281
Microchip Technology, Inc.
5.05%, 03/15/29	98,000	100,673
Morgan Stanley
(Variable, U.S. SOFR + 0.75%), 0.86%, 10/21/25^	525,000	523,627
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25^	1,129,000	1,126,726

	Par	Value
(Variable, U.S. SOFR + 1.77%), 6.14%, 10/16/26^	$980,000	$995,624
(Variable, U.S. SOFR + 0.86%), 1.51%, 07/20/27^	443,000	421,410
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	2,100,000	2,168,247
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	334,000	351,416
(Variable, U.S. SOFR + 1.22%), 5.04%, 07/19/30^	597,000	613,637
Morgan Stanley Bank NA
(Variable, U.S. SOFR + 1.08%), 4.95%, 01/14/28^	730,000	741,109
(Variable, U.S. SOFR + 0.87%), 5.50%, 05/26/28^	376,000	387,914
(Variable, U.S. SOFR + 0.93%), 4.97%, 07/14/28^	1,295,000	1,321,558
Motorola Solutions, Inc.
2.30%, 11/15/30	69,000	60,912
2.75%, 05/24/31	187,000	167,409
MPLX LP
4.25%, 12/01/27	180,000	179,397
National Fuel Gas Co.
5.50%, 10/01/26	1,500,000	1,531,943
National Grid North America, Inc.
0.41%, 01/20/26(E)	100,000	107,668
4.15%, 09/12/27(E)	351,000	403,695
NextEra Energy Capital Holdings, Inc.
(Floating, U.S. SOFR Index + 0.76%), 5.99%, 01/29/26† Δ	2,500,000	2,509,056
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26	700,000	656,400
7.05%, 09/15/28 144A	89,000	94,332
Norfolk Southern Corporation
2.90%, 06/15/26Δ	730,000	715,410
Northrop Grumman Corporation
3.20%, 02/01/27Δ	180,000	176,458
3.25%, 01/15/28	493,000	479,182
Novelis Corporation
3.25%, 11/15/26 144A	320,000	309,078
Occidental Petroleum Corporation
5.00%, 08/01/27Δ	340,000	344,946
OneMain Finance Corporation
7.13%, 03/15/26	580,000	592,572
ONEOK, Inc.
5.55%, 11/01/26	715,000	731,424
4.25%, 09/24/27	810,000	810,927
5.65%, 11/01/28Δ	104,000	108,751
4.40%, 10/15/29	800,000	797,531
Oracle Corporation
4.20%, 09/27/29Δ	408,000	407,447
Ovintiv, Inc.
5.65%, 05/15/25	960,000	963,984
Pacific Gas and Electric Co.
4.95%, 06/08/25	1,000,000	999,411
(Floating, U.S. SOFR Index + 0.95%), 6.06%, 09/04/25†	790,000	790,353
	Par	Value
2.10%, 08/01/27	$600,000	$562,417
Pacific Life Global Funding II
(Floating, U.S. SOFR + 0.62%), 5.74%, 06/04/26 144A †	500,000	500,039
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	100,154
Penske Truck Leasing Co. LP
1.20%, 11/15/25 144A	208,000	200,326
5.35%, 01/12/27 144A	300,000	305,825
Permian Resources Operating LLC
5.88%, 07/01/29 144A	310,000	309,976
Plains All American Pipeline LP
4.50%, 12/15/26	1,900,000	1,901,730
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR Index + 1.09%), 4.76%, 01/26/27^	945,000	948,613
(Variable, U.S. SOFR + 1.34%), 5.30%, 01/21/28^	290,000	296,810
Qorvo, Inc.
1.75%, 12/15/24	620,000	615,603
Regal Rexnord Corporation
6.05%, 02/15/26	825,000	838,078
RTX Corporation
3.95%, 08/16/25	815,000	810,843
3.50%, 03/15/27	310,000	305,585
4.13%, 11/16/28	343,000	342,226
Ryder System, Inc.
2.85%, 03/01/27	199,000	192,479
5.30%, 03/15/27	465,000	475,913
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	1,385,000	1,386,351
5.00%, 03/15/27	253,000	256,363
Santander Holdings U.S.A., Inc.
(Variable, U.S. SOFR + 1.23%), 6.12%, 05/31/27^	240,000	245,220
SBA Tower Trust REIT
2.84%, 01/15/25 144A	3,225,000	3,202,028
1.88%, 01/15/26 144A	680,000	656,413
1.63%, 11/15/26 144A	800,000	749,495
4.83%, 10/15/29 144A	1,300,000	1,293,305
Sirius XM Radio, Inc.
3.13%, 09/01/26 144A	600,000	580,160
SM Energy Co.
6.75%, 08/01/29 144A	210,000	211,034
Solventum Corporation
5.40%, 03/01/29 144A Δ	210,000	216,111
South Bow U.S.A. Infrastructure Holdings LLC
4.91%, 09/01/27 144A	530,000	534,187
Southern Co. (The)
5.50%, 03/15/29	505,000	529,910
Sprint LLC
7.63%, 03/01/26	135,000	139,551
Sprint Spectrum Co. LLC
4.74%, 03/20/25 144A	30,625	30,550

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Standard Industries, Inc.
5.00%, 02/15/27 144A	$580,000	$575,573
Starwood Property Trust, Inc.
4.75%, 03/15/25Δ	585,000	582,633
Sunoco LP
7.00%, 05/01/29 144A Δ	170,000	177,755
Synchrony Bank
5.40%, 08/22/25	1,600,000	1,603,797
Targa Resources Corporation
5.20%, 07/01/27	751,000	768,477
Targa Resources Partners LP
5.50%, 03/01/30	500,000	509,539
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	595,000	589,132
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	240,868	240,957
T-Mobile U.S.A., Inc.
1.50%, 02/15/26Δ	97,000	93,313
2.25%, 02/15/26	138,000	134,278
2.63%, 04/15/26	445,000	434,015
3.75%, 04/15/27	472,000	466,406
4.75%, 02/01/28	680,000	681,194
Toyota Motor Credit Corporation
4.55%, 08/07/26	755,000	763,482
4.55%, 09/20/27	310,000	315,064
4.55%, 08/09/29	60,000	60,983
TransDigm, Inc.
6.38%, 03/01/29 144A	295,000	304,726
Travel + Leisure Co.
6.63%, 07/31/26 144A	580,000	591,356
Uber Technologies, Inc.
6.25%, 01/15/28 144A	400,000	404,565
4.30%, 01/15/30	330,000	329,057
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	531,759
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	275,000	309,961
Verizon Communications, Inc.
4.02%, 12/03/29	160,000	157,703
Viper Energy, Inc.
7.38%, 11/01/31 144A	1,465,000	1,550,672
Virginia Electric and Power Co.
3.80%, 04/01/28Δ	89,000	88,190
Vistra Operations Co. LLC
5.63%, 02/15/27 144A	250,000	249,802
5.00%, 07/31/27 144A	200,000	199,181
VMware LLC
3.90%, 08/21/27	150,000	148,474
Volkswagen Group of America Finance LLC
3.95%, 06/06/25 144A	2,410,000	2,394,306
5.70%, 09/12/26 144A Δ	1,710,000	1,749,509
5.30%, 03/22/27 144A	780,000	794,472
	Par	Value
Warnermedia Holdings, Inc.
3.76%, 03/15/27	$1,480,000	$1,431,386
Wells Fargo & Co.
(Variable, CME Term SOFR 3M + 1.01%), 2.16%, 02/11/26^	2,500,000	2,473,073
(Variable, U.S. SOFR + 1.32%), 3.91%, 04/25/26^	1,420,000	1,411,242
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	505,000	504,241
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	831,000	858,222
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 05/22/28^	355,000	348,170
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	22,000	22,894
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25	325,000	320,913
Williams Cos., Inc. (The)
5.40%, 03/02/26Δ	675,000	684,040
Total Corporate Bonds (Cost $175,690,687)		177,389,923
FOREIGN BONDS — 10.5%
Australia — 1.1%
Bank of Queensland, Ltd.
(Floating, Australian BBSW 3M + 1.07%), 5.41%, 05/14/25(A) †	3,700,000	2,568,048
Incitec Pivot, Ltd.
4.30%, 03/18/26(A)	2,000,000	1,369,820
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.69%), 1.20%, 10/14/25 144A Δ ^	800,000	798,843
NBN Co., Ltd.
0.88%, 10/08/24 144A	880,000	879,256
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/25	1,000,000	991,112
3.63%, 04/28/26	1,600,000	1,579,913
Woodside Finance, Ltd.
3.65%, 03/05/25 144A	1,900,000	1,889,013
3.70%, 09/15/26 144A Δ	400,000	393,168
		10,469,173
Belgium — 0.0%
KBC Group NV
(Variable, Euribor 3M + 1.30%), 4.25%, 11/28/29(E) ^	100,000	116,155
Canada — 0.9%
Canadian Imperial Bank of Commerce
5.24%, 06/28/27Δ	1,475,000	1,515,794
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	495,981
Enbridge, Inc.
2.50%, 02/14/25	344,000	340,848
5.25%, 04/05/27Δ	55,000	56,324

	Par	Value
Federation des Caisses Desjardins du Quebec
(Variable, U.S. SOFR Index + 1.09%), 5.28%, 01/23/26 144A Δ ^	$1,000,000	$1,001,198
GFL Environmental, Inc.
3.75%, 08/01/25 144A	175,000	173,738
5.13%, 12/15/26 144A Δ	175,000	174,747
National Bank of Canada
(Variable, U.S. SOFR + 1.04%), 5.60%, 07/02/27^	1,470,000	1,500,366
OMERS Finance Trust
1.10%, 03/26/26 144A	675,000	647,200
4.00%, 04/20/28 144A	555,000	557,631
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A	1,065,000	1,079,792
Rogers Communications, Inc.
2.90%, 11/15/26	154,000	149,784
3.20%, 03/15/27	85,000	82,806
5.00%, 02/15/29Δ	251,000	256,219
		8,032,428
Denmark — 0.6%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A ^	595,000	610,085
Nykredit Realkredit AS
2.00%, 01/01/25(D)	17,700,000	2,636,592
(Floating, CITA 6M Interest Rate Swap + 0.32%), 3.75%, 01/01/25(D) † †††	14,900,000	2,229,788
Realkredit Danmark A/S
1.00%, 01/01/25(D)	2,800,000	416,039
		5,892,504
France — 1.4%
Banque Federative du Credit Mutuel SA
5.90%, 07/13/26 144A	1,785,000	1,835,440
5.09%, 01/23/27 144A	650,000	661,534
(Floating, Australian BBSW 3M + 1.07%), 5.42%, 05/24/27(A) †	1,000,000	692,512
Banque Stellantis France SACA
0.00%, 01/22/25(E)	100,000	110,110
BNP Paribas SA
3.38%, 01/09/25 144A	700,000	696,313
(Variable, CME Term SOFR 3M + 1.37%), 2.82%, 11/19/25 144A ^	1,500,000	1,494,324
BPCE SA
(Floating, Australian BBSW 3M + 1.60%), 5.99%, 06/05/25(A) †	1,000,000	695,702
5.20%, 01/18/27 144A Δ	250,000	254,771
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	1,815,000	1,842,536
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	239,011
	Par	Value
5.13%, 03/11/27 144A Δ	$1,300,000	$1,327,344
Societe Generale SA
2.63%, 01/22/25 144A	2,800,000	2,776,526
Worldline SA
4.13%, 09/12/28(E)	200,000	217,479
		12,843,602
Germany — 0.4%
Deutsche Bank AG
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25^	2,800,000	2,793,032
Jefferies GmbH
(Floating, ESTR Volume Weighted Trimmed Mean Rate + 0.80%), 4.39%, 07/22/26(E) †	400,000	445,918
Traton Finance Luxembourg SA
0.13%, 11/10/24(E)	100,000	110,888
3.75%, 03/27/27(E)	300,000	338,138
Volkswagen Bank GmbH
2.50%, 07/31/26(E)	100,000	109,705
Volkswagen Financial Services Overseas AG
0.88%, 01/31/28(E)	120,000	123,443
Volkswagen Leasing GmbH
0.38%, 07/20/26(E)	60,000	63,683
		3,984,807
Ireland — 0.2%
AerCap Ireland Capital DAC
1.65%, 10/29/24	1,400,000	1,396,110
Icon Investments Six DAC
5.81%, 05/08/27	460,000	474,746
		1,870,856
Israel — 0.2%
Israel Electric Corporation, Ltd.
5.00%, 11/12/24 144A	1,500,000	1,501,815
Italy — 0.1%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	300,000	315,181
Eni SpA
3.63%, 05/19/27(E)	240,000	272,578
		587,759
Japan — 1.2%
Mitsubishi UFJ Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.25%), 5.70%, 10/01/24(A) †	2,000,000	1,382,700
Nomura Holdings, Inc.
1.85%, 07/16/25	2,700,000	2,639,848
2.33%, 01/22/27	600,000	571,095
NTT Finance Corporation
4.37%, 07/27/27 144A Δ	200,000	200,820
Renesas Electronics Corporation
1.54%, 11/26/24 144A	695,000	690,537

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sumitomo Mitsui Banking Corporation
(Floating, Australian BBSW 3M + 0.85%), 5.22%, 02/20/26(A) †	$1,200,000	$833,507
Sumitomo Mitsui Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.25%), 5.69%, 10/16/24(A) †	1,000,000	691,522
1.47%, 07/08/25Δ	1,100,000	1,074,836
5.46%, 01/13/26	1,050,000	1,065,271
Sumitomo Mitsui Trust Bank, Ltd.
5.65%, 09/14/26 144A	2,500,000	2,566,388
		11,716,524
Jersey — 0.0%
TER Finance Jersey, Ltd.
0.00%, 09/25/25»	470,000	443,049
Netherlands — 1.0%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 6.58%, 10/13/26 144A ^	1,600,000	1,629,264
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A ^	900,000	931,934
Cooperatieve Rabobank UA
(Floating, U.S. SOFR Index + 0.62%), 5.75%, 08/28/26†	1,100,000	1,102,152
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.73%), 1.98%, 12/15/27 144A Δ ^	1,000,000	949,498
Enel Finance International NV
6.80%, 10/14/25 144A	500,000	512,210
IMCD NV
3.63%, 04/30/30(E)	100,000	111,649
ING Groep NV
(Variable, U.S. SOFR + 1.64%), 3.87%, 03/28/26^	800,000	796,170
LeasePlan Corporation NV
2.88%, 10/24/24 144A	2,600,000	2,595,798
Sartorius Finance BV
4.25%, 09/14/26(E)	300,000	341,649
Wintershall Dea Finance BV
3.83%, 10/03/29(E)	200,000	223,569
		9,193,893
Norway — 0.8%
Aker BP ASA
2.88%, 01/15/26 144A	895,000	871,741
DNB Bank ASA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.13%, 09/16/26 144A Δ ^	1,000,000	966,781
Kommunalbanken AS
(Floating, U.S. SOFR Index + 1.00%), 6.08%, 06/17/26†	5,000,000	5,062,866
	Par	Value
Var Energi ASA
7.50%, 01/15/28 144A	$410,000	$439,432
		7,340,820
South Korea — 0.0%
SK Hynix, Inc.
6.25%, 01/17/26	500,000	510,330
Spain — 0.1%
Banco de Sabadell SA
(Variable, EUR Swap Rate 1Y + 1.60%), 4.00%, 01/15/30(E) ^	100,000	115,370
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.37%, 07/15/28^	1,000,000	1,023,817
		1,139,187
Sweden — 0.6%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/25 144A Δ	2,000,000	1,937,844
(Floating, U.S. SOFR + 0.89%), 6.00%, 03/05/27 144A †	500,000	503,497
Svensk Exportkredit AB
4.00%, 07/15/25	780,000	778,361
Swedbank AB
5.34%, 09/20/27 144A	2,000,000	2,056,235
		5,275,937
Switzerland — 0.5%
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 5.71%, 01/12/27 144A ^	3,000,000	3,041,402
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,743,691
		4,785,093
United Kingdom — 1.4%
Anglo American Capital PLC
3.75%, 06/15/29(E)	260,000	293,737
BAE Systems PLC
5.00%, 03/26/27 144A	685,000	696,228
Barclays PLC
4.38%, 01/12/26Δ	700,000	698,903
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	1,000,000	987,057
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.30%), 5.30%, 08/09/26Δ ^	900,000	903,411
Informa PLC
2.13%, 10/06/25(E)	485,000	533,809
Lloyds Banking Group PLC
4.45%, 05/08/25	300,000	299,081
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	1,500,000	1,489,700

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	$1,000,000	$999,018
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	900,000	916,156
NatWest Markets PLC
(Floating, U.S. SOFR + 1.45%), 6.50%, 03/22/25†	1,500,000	1,508,831
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	500,000	510,633
Smith & Nephew PLC
5.15%, 03/20/27	325,000	331,004
ST Engineering RHQ, Ltd.
1.50%, 04/29/25	2,699,000	2,651,638
		12,819,206
Total Foreign Bonds (Cost $97,561,029)		98,523,138
MORTGAGE-BACKED SECURITIES — 16.6%
AG Trust, Series 2024-NLP, Class A
(Floating, CME Term SOFR 1M + 2.02%, 2.02% Floor), 7.11%, 07/15/41 144A †	1,000,000	1,002,286
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.36%, 04/15/34 144A †	350,000	317,637
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 6.04%, 11/25/46†	530,712	134,218
Angel Oak Mortgage Trust, Series 2022-2, Class A1
3.35%, 01/25/67 144A † γ	268,187	255,373
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.54% on 09/25/27), 6.50%, 12/25/67 144A STEP	181,026	184,294
ARES Commercial Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.79%, 07/15/41 144A †	1,000,000	1,003,013
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	196,250	195,303
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.37%, 01/25/34† γ	18,688	17,825
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	608,567
	Par	Value
BANK, Series 2021-BN33, Class ASB
2.22%, 05/15/64	$460,000	$424,618
BANK, Series 2024-BNK48, Class A5
5.05%, 09/15/34	270,000	277,166
BBCMS Mortgage Trust, Series 2024-5C29, Class A3
5.21%, 09/15/57	710,000	730,501
BBCMS Mortgage Trust, Series 2024-C26, Class A5
5.83%, 05/15/57	190,000	207,488
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
6.54%, 01/25/34† γ	42,650	42,522
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.35%, 07/25/34† γ	34,506	32,413
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	1,000,000	971,457
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.96%, 04/15/55† γ	225,000	204,772
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	376,656
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	272,520
BFLD Mortgage Trust, Series 2021-FPM, Class A
(Floating, CME Term SOFR 1M + 1.71%, 1.60% Floor), 6.81%, 06/15/38 144A †	150,000	149,786
BFLD Mortgage Trust, Series 2024-WRHS, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 6.59%, 08/15/26 144A †	230,000	230,230
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 6.44%, 03/15/41 144A †	350,000	349,402
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	440,000	458,760
BMO Mortgage Trust, Series 2024-5C6, Class A3
5.32%, 09/15/57	270,000	278,282
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	413,336	419,699

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, CME Term SOFR 1M + 1.24%, 1.13% Floor), 6.34%, 10/15/37 144A †	$994,000	$988,247
BX Commercial Mortgage Trust, Series 2022-AHP, Class A
(Floating, CME Term SOFR 1M + 0.99%, 0.99% Floor), 6.09%, 01/17/39 144A †	420,000	416,125
BX Commercial Mortgage Trust, Series 2023-XL3, Class A
(Floating, CME Term SOFR 1M + 1.76%, 1.76% Floor), 6.86%, 12/09/40 144A †	422,152	424,142
BX Commercial Mortgage Trust, Series 2024-AIR2, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 6.59%, 10/15/41 144A †	2,175,000	2,178,615
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.79%, 08/15/39 144A †	250,000	250,760
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 7.24%, 08/15/39 144A †	255,000	255,890
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.79%, 02/15/39 144A †	97,400	97,353
BX Commercial Mortgage Trust, Series 2024-XL4, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 6.54%, 02/15/39 144A †	494,753	495,454
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 6.89%, 02/15/39 144A †	680,407	680,139
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.79%, 03/15/39 144A †	924,568	922,166
BX Trust, Series 2021-VIEW, Class A
(Floating, CME Term SOFR 1M + 1.39%, 1.28% Floor), 6.49%, 06/15/36 144A †	150,000	147,191
BX Trust, Series 2023-DELC, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 7.79%, 05/15/38 144A †	510,000	512,982
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 6.54%, 04/15/41 144A †	163,197	163,490
	Par	Value
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.19%, 03/15/26 144A †	$190,000	$190,971
BX Trust, Series 2024-PAT, Class B
(Floating, CME Term SOFR 1M + 3.04%, 3.04% Floor), 8.14%, 03/15/26 144A †	80,000	80,375
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 6.59%, 07/15/29 144A †	375,000	373,296
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 7.04%, 07/15/29 144A †	1,100,000	1,102,212
Cali, Series 2024-SUN, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.99%, 07/15/41 144A †	210,000	210,546
CENT Trust, Series 2023-CITY, Class A
(Floating, CME Term SOFR 1M + 2.62%, 2.62% Floor), 7.72%, 09/15/28 144A †	490,000	491,963
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	727,974	717,175
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 5.87%, 07/25/49 144A †	31,058	29,610
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	63,449	58,553
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class AAB
2.78%, 07/10/49	295,342	292,251
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A
(Floating, CME Term SOFR 1M + 2.59%, 2.59% Floor), 7.69%, 08/15/36 144A †	335,000	335,322
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	188,837	184,908
COMM Mortgage Trust, Series 2013-CR8, Class B
3.64%, 06/10/46 144A † γ	41,484	41,385
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	10,827	10,792
COMM Mortgage Trust, Series 2015-PC1, Class A4
3.62%, 07/10/50	133,811	133,428
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.92%, 06/15/41 144A †	260,000	259,464

	Par	Value
CONE Trust, Series 2024-DFW1, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 6.74%, 08/15/26 144A †	$150,000	$150,265
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.26%), 7.55%, 11/25/39 144A †	476,065	479,285
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.83%, 10/25/41 144A †	906,524	910,660
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.15%), 8.43%, 12/25/41 144A †	1,200,000	1,240,310
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.08%, 02/25/44 144A †	500,000	503,441
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.20% Floor), 6.28%, 07/25/44 144A †	1,417,884	1,419,657
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.94%, 09/25/44 144A † †††	400,000	401,931
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
2.02%, 01/15/49† IO γ	587,329	10,696
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	168,696	162,659
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	246,737	235,764
DBGS, Series 2024-SBL, Class A
(Floating, CME Term SOFR 1M + 1.88%, 1.88% Floor), 6.98%, 08/15/34 144A †	180,000	180,070
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.12% on 11/25/24), 6.37%, 10/25/36 STEP	80,324	69,789
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.12% on 11/25/24), 6.39%, 10/25/36 STEP	80,324	69,788
ELM Trust, Series 2024-ELM, Class A10
5.99%, 06/10/39 144A † γ	540,000	552,679
ELM Trust, Series 2024-ELM, Class A15
5.99%, 06/10/39 144A † γ	540,000	552,679
	Par	Value
EQT Trust, Series 2024-EXTR, Class A
5.33%, 07/05/41 144A	$350,000	$358,786
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.29%, 07/15/38 144A †	1,514,760	1,514,087
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.28%, 11/25/41 144A †	3,000,000	3,014,224
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	370,314	365,575
3.00%, 01/01/27	1,105,551	1,090,871
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.17% Cap), 7.48%, 07/01/27†	581	586
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.24% Cap), 6.67%, 11/01/31†	6,249	6,378
3.00%, 12/01/31	143,546	139,822
3.50%, 04/01/32	80,613	79,341
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 7.13%, 04/01/32†	1,459	1,494
3.00%, 09/01/32	118,495	115,465
3.50%, 09/01/32	188,700	186,869
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.70% Cap), 6.78%, 06/01/33†	123,255	127,446
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 10.85% Cap), 7.50%, 08/01/35†	19,862	20,301
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.45% Cap), 6.91%, 09/01/35†	39,155	40,321
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 11.02% Cap), 5.88%, 10/01/35†	26,455	27,154
3.00%, 02/01/36	33,619	32,168
4.00%, 11/01/36	3,928	3,918
2.50%, 03/01/37	138,054	130,042
4.00%, 06/01/37	52,630	52,361
4.50%, 10/01/37	69,402	69,873
3.50%, 11/01/38	49,736	48,095
4.50%, 07/01/47	28,758	28,903
4.50%, 03/01/49	1,366,807	1,374,862
4.50%, 01/01/50	126,146	127,638
4.00%, 10/01/52	461,996	444,400

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.00%, 12/01/52	$496,414	$477,659
4.00%, 04/01/53	291,711	280,246
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.96%, 10/15/36†	478,060	476,443
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	3,655	3,637
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	64,351	64,788
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	1,489	1,486
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	198,750	187,035
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	39,643	39,414
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	166,230	162,169
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	235,566	233,026
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.91%, 06/15/49†	308,398	304,039
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	147,360	135,414
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	95,138	87,624
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	115,131	107,870
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	330,724	306,924
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	1,707,968	1,621,766
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	1,346,558	1,237,895
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	401,706	389,924
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	1,624,909	1,426,759
Federal Home Loan Mortgage Corporation REMIC, Series 5426
(Floating, U.S. 30-Day Average SOFR + 0.90%), 6.25%, 03/15/50†	1,268,207	1,278,602
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5472
6.35%, 12/25/54	$2,300,000	$2,299,281
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	167,560	163,643
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	203,491	197,972
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA
3.00%, 02/25/59	481,487	456,086
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.93%, 01/25/34 144A †	527,014	529,757
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 8.68%, 10/25/41 144A †	1,000,000	1,032,334
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 6.78%, 10/25/41 144A †	1,850,000	1,861,105
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA7, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.65%), 8.93%, 11/25/41 144A †	1,000,000	1,041,823
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.15%), 7.43%, 09/25/42 144A †	827,824	837,743
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.38%, 03/25/42 144A †	287,816	289,856
Federal National Mortgage Association
2.50%, 12/01/27	129,107	126,055
3.00%, 09/01/30	83,388	81,440
3.00%, 02/01/31	564,610	550,486

	Par	Value
3.00%, 04/01/31	$8,360	$8,144
1.50%, 06/01/31	1,539,340	1,441,415
5.81%, 06/01/31	1,036,000	1,093,915
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.61%, 09/01/31†	12,773	12,886
2.50%, 10/01/31	201,059	193,440
2.50%, 11/01/31	463,306	445,128
2.50%, 01/01/32	3,210	3,090
3.00%, 03/01/32	305,047	296,489
3.00%, 07/01/32	318,224	309,404
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.31%, 1.31% Floor, 11.27% Cap), 6.81%, 08/01/32†	46,321	46,161
3.00%, 11/01/32	30,438	29,551
3.00%, 12/01/32	314,220	305,532
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.72% Cap), 6.37%, 12/01/32†	172,943	177,688
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 7.54%, 06/01/33†	3,195	3,313
4.00%, 09/01/33	609,636	610,568
3.00%, 02/01/34	620,472	602,952
4.00%, 05/01/34	288,885	291,824
3.00%, 02/01/35	76,829	74,649
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 5.96%, 02/01/35†	16,934	17,157
3.00%, 09/01/35	58,747	55,944
2.50%, 02/01/36	105,568	99,755
2.50%, 12/01/36	78,000	73,703
3.50%, 05/01/37	328,166	324,468
4.00%, 07/01/37	18,969	18,850
4.50%, 08/01/37	458,041	462,732
4.00%, 09/01/37	23,456	23,306
4.50%, 10/01/37	750,676	755,384
5.00%, 10/01/37	36,572	37,312
4.50%, 11/01/37	48,299	48,850
5.00%, 02/01/38	1,587,811	1,622,928
4.00%, 03/01/38	16,127	15,987
4.50%, 05/01/38	55,500	56,030
5.50%, 05/01/38	111,427	115,027
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.49% Cap), 6.90%, 05/01/38†	323,477	333,539
6.36%, 08/01/42†	103,364	104,206
	Par	Value
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 8.74% Cap), 6.74%, 09/01/42†	$74,845	$77,677
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.70%, 1.70% Floor, 7.74% Cap), 7.10%, 07/01/43†	103,585	107,343
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.52% Cap), 6.36%, 07/01/44†	32,212	32,611
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.10% Cap), 6.36%, 10/01/44†	24,936	25,083
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 8.01% Cap), 7.47%, 06/01/45†	111,208	114,844
4.50%, 03/01/47	87,660	87,796
4.50%, 05/01/47	259,577	259,685
4.50%, 07/01/47	35,461	35,509
4.50%, 11/01/47	289,472	289,414
4.50%, 06/01/48	46,358	46,727
4.50%, 11/01/48	141,938	143,099
4.50%, 02/01/49	437,694	441,271
4.50%, 04/01/49	126,950	128,312
4.00%, 09/01/52	1,166,798	1,122,108
4.00%, 11/01/52	557,666	536,366
4.00%, 12/01/52	378,845	364,375
4.00%, 01/01/53	634,499	609,911
4.00%, 02/01/53	584,269	562,135
Federal National Mortgage Association ACES, Series 2017-M4
2.64%, 12/25/26† γ	977,128	949,041
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 5.83%, 10/25/36†	81,522	81,085
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 5.95%, 10/25/37†	281,262	280,892
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	14,668	14,580

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.85%, 07/25/42†	$88,342	$87,685
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 5.78%, 06/25/55†	87,047	85,908
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 5.97%, 03/25/46†	395,735	392,257
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 5.92%, 07/25/46†	493,194	489,497
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	59,986	59,479
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.90%, 07/25/49†	427,630	422,780
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 5.87%, 09/25/49†	614,996	598,648
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 5.87%, 10/25/59†	599,560	604,364
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	570,559	549,090
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	470,735	427,872
Federal National Mortgage Association REMIC, Series 2022-65
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor, 6.00% Cap), 6.00%, 09/25/52†	1,674,667	1,678,546
	Par	Value
Federal National Mortgage Association REMIC, Series 2024-38
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor), 6.15%, 01/25/51†	$1,363,203	$1,383,321
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.12%, 10/25/30† IO γ	587,713	28,586
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	149,379	146,443
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 5.23%, 08/25/31†	94,682	98,324
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 6.40%, 05/25/43†	278,880	284,292
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.52%, 07/25/44†	194,259	185,596
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.77%, 06/25/34† γ	51,587	51,158
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	504,541
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	1,073,967	1,075,220
FREMF Mortgage Trust, Series 2015-K45, Class B
3.72%, 04/25/48 144A † γ	250,000	248,113
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	174,628	161,591
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.59%), 5.57%, 12/16/67(U) 144A †	472,844	632,653
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.63%, 07/20/25†	1,514	1,512

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.63%, 08/20/25†	$538	$537
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 11/20/25†	2,309	2,301
3.00%, 09/20/26	163,140	161,150
3.00%, 11/20/26	295,303	291,565
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.75%, 12/20/26†	5,587	5,612
3.00%, 02/20/27	434,789	428,934
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.63%, 07/20/27†	164	163
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.75%, 10/20/27†	2,635	2,651
3.00%, 01/20/29	711,787	699,212
8.50%, 10/15/29	11,665	11,646
8.50%, 04/15/30	456	457
8.50%, 05/15/30	34,118	34,383
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.88%, 05/20/30†	6,969	6,987
8.50%, 07/15/30	12,537	12,595
8.50%, 08/15/30	1,978	1,974
8.50%, 11/15/30	2,138	2,134
8.50%, 12/15/30	1,873	1,870
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 5.38%, 05/20/37†	39,556	39,510
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 6.07%, 02/20/61†	100,458	100,495
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 5.10%, 05/20/63†	131,493	130,835
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 6.24%, 02/20/66†	1,709	1,711
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 6.24%, 10/20/66†	870,603	872,885
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	73,832	68,965
	Par	Value
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.52%, 04/20/67†	$1,147,809	$1,161,740
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.52%, 04/20/67†	1,420,953	1,449,556
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	444,203	356,744
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	69,132	63,440
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 6.10%, 10/20/72†	580,496	578,903
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 6.33%, 09/20/73†	2,441,911	2,466,546
Government National Mortgage Association, Series 2024-H07
(Floating, U.S. 30-Day Average SOFR + 0.65%, 0.65% Floor), 6.00%, 02/20/74†	1,846,024	1,841,410
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 5.51%, 11/25/45†	45,784	41,879
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.33%, 01/25/37†	193,126	173,382
GS Mortgage Securities Corporation Trust, Series 2022-GTWY, Class A
(Floating, CME Term SOFR 1M + 3.40%, 3.19% Floor), 8.50%, 09/15/27 144A †	1,600,000	1,604,453
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.19%, 03/15/28 144A †	440,000	441,524
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 7.89%, 03/15/28 144A †	375,000	376,479
GS Mortgage Securities Corporation Trust, Series 2023-SHIP, Class B
5.10%, 09/06/26 144A † γ	1,200,000	1,195,951

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GS Mortgage Securities Corporation Trust, Series 2024-RVR, Class A
5.37%, 08/10/29 144A † γ	$100,000	$100,736
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A † γ	174,718	167,320
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	149,787	132,133
GS Mortgage-Backed Securities Corporation Trust, Series 2022-PJ2, Class A4
2.50%, 06/25/52 144A † γ	481,913	405,884
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
7.85%, 09/25/34† γ	33,183	32,871
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.20%, 09/25/35† γ	26,147	25,035
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.06% on 11/25/24), 5.08%, 07/25/67 144A STEP	132,508	132,118
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 5.35%, 09/25/46†	243,148	212,099
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 5.51%, 06/25/37†	86,611	104,252
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	173,762
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.74%, 02/25/35† γ	6,689	6,313
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 6.00%, 06/25/50 144A †	8,113	8,063
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 5.00%, 02/25/52 144A †	150,588	140,225
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	246,086	245,546
JP Morgan Mortgage Trust, Series 2021-7, Class A3
2.50%, 11/25/51 144A † γ	510,640	431,379
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	409,767	402,046
	Par	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	$188,967	$186,634
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	298,403	289,158
KSL Commercial Mortgage Trust, Series 2023-HT, Class A
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 7.39%, 12/15/36 144A †	230,000	231,048
LBA Trust, Series 2024-7IND, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 6.54%, 10/15/41 144A †	380,000	380,379
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,000,000	1,001,748
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.91%, 03/15/38 144A †	793,134	780,864
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 5.31%, 12/25/36†	203,298	182,173
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 7.79%, 08/15/28 144A †	206,513	208,652
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.50%, 12/25/33† γ	14,755	14,583
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 6.17%, 12/15/34 144A †	110,000	108,680
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	225,893	199,390
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	615,519	558,178
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.78% on 10/25/27), 6.78%, 10/25/58 144A STEP	166,853	170,233
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.57% on 09/25/27), 6.62%, 07/25/68 144A STEP	432,462	444,530
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 01/25/28), 6.11%, 12/25/68 144A STEP	253,725	256,160

	Par	Value
Mill City Mortgage Loan Trust, Series 2017-3, Class A1
2.75%, 01/25/61 144A	$78,879	$78,219
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	75,289	75,048
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	943,967
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	527,409
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.79%, 12/15/49† IO γ	1,736,816	20,183
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
(Floating, CME Term SOFR 1M + 1.28%, 1.17% Floor), 6.38%, 12/15/38 144A †	1,000,000	956,483
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A
3.90%, 07/20/32 144A	120,000	116,781
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A
(Floating, CME Term SOFR 1M + 1.82%, 1.82% Floor), 6.92%, 03/15/35 144A †	1,149,163	1,150,458
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A † γ	1,455,367	1,420,784
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	438,966	425,657
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	645,299	630,547
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	689,238	663,752
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	324,383	307,392
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	900,984	863,389
Oaktown Re VII, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.88%, 04/25/34 144A †	133,185	133,267
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 5.87%, 01/25/60 144A †	312,536	313,927
	Par	Value
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	$545,300	$554,654
OBX Trust, Series 2024-NQM12, Class A1
(Step to 6.48% on 09/25/28), 5.48%, 07/25/64 144A STEP	1,183,328	1,193,230
OBX Trust, Series 2024-NQM13, Class A1
5.12%, 06/25/64 144A	994,665	998,487
OBX Trust, Series 2024-NQM14, Class A1
(Step to 5.94% on 10/25/28), 4.94%, 09/25/64 144A STEP	1,000,000	1,002,082
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.91%, 03/15/36 144A †	1,900,000	1,852,980
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.16%, 01/15/36 144A †	240,000	229,517
OPEN Trust, Series 2023-AIR, Class A
(Floating, CME Term SOFR 1M + 3.09%, 3.09% Floor), 8.19%, 10/15/28 144A †	106,362	106,869
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	274,978	243,137
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	91,497	90,202
PRPM Trust, Series 2024-NQM2, Class A1
(Step to 7.33% on 08/25/28), 6.33%, 06/25/69 144A STEP	97,459	100,176
Resimac Bastille Trust, Series 2021-2NCA, Class A1A
(Floating, CME Term SOFR 1M + 0.76%), 5.61%, 02/03/53 144A †	264,495	264,433
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	2,647	2,655
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	16,709	15,647
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.30% on 11/25/24), 5.35%, 08/25/62 144A STEP	108,819	108,943
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	110,790	107,230
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	74,878	70,868

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 5.27%, 09/25/34†	$32,143	$29,036
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 5.58%, 07/19/35†	18,459	17,280
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 5.53%, 02/25/36†	116,755	97,642
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.05% Floor), 6.31%, 04/15/34 144A †	737,964	731,900
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.27% on 11/25/24), 6.52%, 07/25/37 STEP	154,868	58,990
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.72%, 10/25/53 144A † γ	516,836	514,337
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	335,765	329,915
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	382,994	376,027
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	550,766	544,316
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	380,121	363,931
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,322,981	1,208,624
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	476,244	460,414
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	485,688	475,856
Uniform Mortgage Backed Securities
4.00%, 11/01/52 TBA	5,100,000	4,902,426
5.00%, 11/01/53 TBA	6,800,000	6,797,078
6.00%, 11/01/54 TBA	13,300,000	13,593,504
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	775,121	669,734
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	136,915	127,821
	Par	Value
Verus Securitization Trust, Series 2022-2, Class A1
4.26%, 02/25/67 144A STEP	$252,614	$245,232
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	345,983	352,536
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.52%, 06/25/42†	2,010	1,861
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
6.27%, 08/25/33† γ	49,801	48,748
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 5.59%, 01/25/45†	75,568	76,252
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 5.86%, 01/25/47†	127,212	114,440
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 6.10%, 06/25/46†	265,109	244,831
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.37%, 02/25/37† γ	92,692	81,384
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.43%, 05/25/37† γ	118,190	93,534
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 5.96%, 05/25/47†	20,570	22,499
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 02/15/48	435,000	431,752
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, CME Term SOFR 1M + 1.66%, 1.55% Floor), 6.75%, 01/15/59 144A †	2,000,000	1,986,846
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class A3
5.93%, 07/15/57	490,000	517,512

	Par	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	$59,994	$53,337
Total Mortgage-Backed Securities (Cost $157,710,204)		155,939,953
MUNICIPAL BONDS — 0.3%
Massachusetts State Educational Financing Authority, Revenue Bond, Senior Series A
6.35%, 07/01/49	145,000	152,270
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	3,113,829	3,222,605
Total Municipal Bonds (Cost $3,258,829)		3,374,875

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Put Swaptions — 0.0%
Pay 4.1% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/11/2026 USD, Strike Price $4.10, Expires 02/07/25 (GSC)	1	$24,600,000	7,823
Pay 5.4% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/30/2026 USD, Strike Price $5.40, Expires 09/26/25 (BAR)	1	9,200,000	1,415
Total Purchased Options (Premiums paid $31,990)			9,238

	Par
U.S. TREASURY OBLIGATIONS — 32.8%
U.S. Treasury Bills
5.18%, 10/03/24Ω Δ	$61,000	60,984
5.17%, 10/08/24Ω Δ	61,000	60,945
5.20%, 10/10/24Ω Δ	10,000	9,988
		131,917
U.S. Treasury Bonds
7.50%, 11/15/24Δ	2,000,000	2,007,266
U.S. Treasury Inflationary Index Notes
0.25%, 01/15/25	21,646,237	21,380,990
0.38%, 07/15/25	9,947,775	9,806,083
2.13%, 04/15/29Δ	13,728,420	14,113,572
		45,300,645
	Par	Value
U.S. Treasury Notes
2.13%, 05/15/25	$2,000,000	$1,974,065
2.88%, 06/15/25	1,500,000	1,486,641
3.00%, 07/15/25Δ	13,845,000	13,733,350
4.63%, 02/28/26	2,400,000	2,427,000
4.50%, 03/31/26	9,540,000	9,641,362
3.75%, 04/15/26Δ	11,834,000	11,836,080
4.88%, 04/30/26	2,600,000	2,644,789
3.63%, 05/15/26	4,435,000	4,428,503
4.13%, 06/15/26	12,090,000	12,173,119
4.50%, 07/15/26	12,060,000	12,228,416
4.38%, 07/31/26Δ	2,060,000	2,085,026
4.38%, 08/15/26	28,908,000	29,272,738
4.63%, 09/15/26	9,970,000	10,150,317
4.63%, 10/15/26	5,960,000	6,073,147
4.63%, 11/15/26	10,740,000	10,956,059
4.00%, 01/15/27	10,520,000	10,608,557
4.13%, 02/15/27	2,595,000	2,625,410
4.50%, 05/15/27Δ	12,540,000	12,825,089
4.63%, 06/15/27	8,345,000	8,571,391
4.38%, 07/15/27	7,640,000	7,800,858
3.75%, 08/15/27Δ	25,390,000	25,513,975
3.13%, 08/31/27	48,500,000	47,906,064
3.38%, 09/15/27	12,260,000	12,198,221
4.88%, 10/31/28	400,000	419,609
4.13%, 03/31/29Δ	1,210,000	1,237,698
		260,817,484
Total U.S. Treasury Obligations (Cost $305,700,292)		308,257,312

	Shares
MONEY MARKET FUNDS — 4.6%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø §	8,689,137	8,689,137
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø ∞	31,753,285	31,753,285
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	2,836,961	2,836,961
Total Money Market Funds (Cost $43,279,383)		43,279,383

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
REPURCHASE AGREEMENT — 0.9%
Citigroup Global Markets, Inc. 4.93% (dated 09/30/24, due 10/01/24, repurchase price $8,301,137, collateralized by U.S. Treasury Notes, 2.750%, due 04/30/27, total market value $8,449,405) (Cost $8,300,000)	$8,300,000	$8,300,000
TOTAL INVESTMENTS —104.3% (Cost $974,832,840)		979,468,863
Liabilities in Excess of Other Assets — (4.3)%		(40,518,640)
NET ASSETS — 100.0%		$938,950,223
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2024	(24)	$(3,207,208)	$(21,296)
Euro-Bund	12/2024	(1)	(150,186)	(831)
Euro-Schatz	12/2024	5	596,509	2,605
10-Year Commonwealth Treasury Bond	12/2024	89	7,161,880	(49,195)
3-Month CME SOFR	12/2024	169	40,251,575	(4,225)
10-Year U.S. Treasury Note	12/2024	(92)	(10,513,875)	(24,486)
U.S. Treasury Long Bond	12/2024	(14)	(1,738,625)	7,438
Ultra 10-Year U.S. Treasury Note	12/2024	(158)	(18,690,906)	1,721
Ultra 10-Year U.S. Treasury Note	12/2024	(28)	(3,312,313)	(3,067)
Ultra Long U.S. Treasury Bond	12/2024	(43)	(5,723,031)	10,296
Long GILT	12/2024	38	5,000,648	(25,340)
2-Year U.S. Treasury Note	12/2024	1,107	230,524,101	475,285
2-Year U.S. Treasury Note	12/2024	52	10,828,594	(19,908)
5-Year U.S. Treasury Note	12/2024	(316)	(34,722,969)	(21,662)
3-Month CME SOFR	03/2025	(323)	(77,487,700)	(178,430)
3-Month CME SOFR	09/2025	410	99,209,750	(128,470)
Total Futures Contracts outstanding at September 30, 2024			$238,026,244	$20,435
Forward Foreign Currency Contracts outstanding at September 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/24	Australian Dollars	1,050,000	U.S. Dollars	708,019	BAR	$17,898
12/18/24	U.S. Dollars	800,000	Mexican Pesos	15,632,128	BNP	15,893
10/02/24	U.S. Dollars	1,385,206	Swiss Francs	1,163,756	UBS	10,177
10/02/24	U.S. Dollars	2,167,795	Canadian Dollars	2,919,757	SC	8,930
11/04/24	U.S. Dollars	2,685,209	Euro	2,402,000	BAR	7,268
10/02/24	Canadian Dollars	408,000	U.S. Dollars	300,441	RBS	1,234
11/04/24	U.S. Dollars	917,488	British Pounds	686,000	HSBC	366
Subtotal Appreciation						$61,766
12/18/24	U.S. Dollars	100,312	Canadian Dollars	136,000	TD	$(456)
12/18/24	U.S. Dollars	3,459,961	Euro	3,099,000	TD	(992)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/04/24	Australian Dollars	2,030,000	U.S. Dollars	1,406,528	RBS	$(2,314)
11/04/24	U.S. Dollars	1,370,737	Swiss Francs	1,158,349	UBS	(3,749)
10/02/24	U.S. Dollars	2,669,069	Euro	2,402,000	SC	(4,717)
10/02/24	U.S. Dollars	506,726	Australian Dollars	744,000	GSC	(7,639)
12/18/24	Mexican Pesos	15,772,400	U.S. Dollars	800,000	CITI	(8,857)
10/02/24	U.S. Dollars	905,002	British Pounds	686,000	BAR	(12,146)
11/04/24	U.S. Dollars	11,002,548	Australian Dollars	15,981,692	BAR	(52,482)
01/02/25	U.S. Dollars	5,188,926	Danish Kroner	35,400,000	RBS	(123,627)
10/02/24	U.S. Dollars	10,455,053	Australian Dollars	15,379,692	UBS	(177,697)
Subtotal Depreciation						$(394,676)
Total Forward Foreign Currency Contracts outstanding at September 30, 2024						$(332,910)
Swap Agreements outstanding at September 30, 2024:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.43 Index (Pay Quarterly)	(1.00)%	12/20/2029	USD	4,695,000	$(105,773)	$(106,894)	$1,121
					$(105,773)	$(106,894)	$1,121

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
0.37% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/8/2026	JPY	1,100,060,000	$9,048	$2,604	$6,444
0.39% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/9/2026	JPY	200,000,000	924	94	830
1-Day SONIA (Annually)	4.00% (Annually)	9/18/2029	GBP	4,600,000	100,174	37,920	62,254
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/20/2033	AUD	5,300,000	133,872	—	133,872
Subtotal Appreciation					$244,018	$40,618	$203,400
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	5,800,000	$(145,745)	$24,962	$(170,707)
3.30% (Annually)	1-Day SOFR (Annually)	5/15/2034	USD	932,000	(251)	—	(251)
Subtotal Depreciation					$(145,996)	$24,962	$(170,958)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2024					$98,022	$65,580	$32,442
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.3%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,467,275
3.30%, 05/19/32	1,310,000	1,256,642
2.85%, 03/28/34	2,880,000	2,603,553
1.70%, 04/23/35	3,800,000	3,016,702
3.08%, 03/30/37	1,770,000	1,574,539
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	6,855,908
0.65%, 10/27/25	7,200,000	6,954,235
0.80%, 10/28/26‡‡	7,200,000	6,781,896
Tennessee Valley Authority
3.50%, 12/15/42	500,000	438,970
4.25%, 09/15/65	5,400,000	4,965,500
Tennessee Valley Authority Principal Strip
2.25%, 04/01/56Ω	1,000,000	218,053
Total Agency Obligations (Cost $39,002,517)		37,133,273
ASSET-BACKED SECURITIES — 9.7%
1988 CLO 4, Ltd., Series 2024-4A, Class D
(Floating, CME Term SOFR 3M + 4.25%, 4.25% Floor), 9.55%, 04/15/37 144A †	1,750,000	1,779,321
1988 CLO 5, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 6.87%, 07/15/37 144A †	1,375,000	1,375,937
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	651,263	607,016
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	717,775	658,243
AASET, Series 2024-1A, Class A1
6.26%, 05/16/49 144A	983,426	1,023,068
AASET, Series 2024-1A, Class A2
6.26%, 05/16/49 144A	786,741	820,081
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 5.37%, 03/25/37†	2,198,834	902,373
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,166,960	1,166,989
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	3,224,226
Allegro CLO VII, Ltd., Series 2018-1A, Class CR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 7.30%, 06/13/31 144A †	1,950,000	1,955,827
	Par	Value
ALLO Issuer LLC, Series 2024-1A, Class A2
5.94%, 07/20/54 144A	$1,000,000	$1,017,812
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	520,435	512,742
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,418,060	1,340,983
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34Δ	2,053,333	1,795,160
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 05/15/27	1,975,000	1,961,158
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 5.64%, 01/25/36†	1,114,576	1,100,588
AMMC CLO 30, Ltd., Series 2024-30A, Class E
(Floating, CME Term SOFR 3M + 7.73%, 7.73% Floor), 13.02%, 01/25/36 144A †	1,000,000	1,044,167
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.27%), 6.53%, 04/30/31 144A †	483,954	484,473
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	1,000,000	920,546
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.78%, 04/15/33 144A †	1,500,000	1,501,440
Applebee's Funding LLC, Series 2019-1A, Class A2II
4.72%, 06/05/49 144A	1,237,500	1,218,353
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 6.79%, 01/15/37 144A †	1,371,971	1,367,844
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	2,112,000	2,019,428
AREIT Trust, Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.28%, 11/17/38 144A †	327,743	328,232
Ares Direct Lending CLO 2 LLC, Series 2024-2A, Class C
(Floating, 2.35% - CME Term SOFR 3M, 2.35% Floor), 0.00%, 10/20/36 144A †	1,500,000	1,500,000

	Par	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	$1,000,000	$1,032,129
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class BR3
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 7.04%, 07/25/37 144A †	1,925,000	1,930,145
Bain Capital Credit CLO, Ltd., Series 2023-3A, Class A
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 7.08%, 07/24/36 144A †	1,750,000	1,759,423
Bank of America Auto Trust, Series 2023-2A, Class A2
5.85%, 08/17/26 144A	742,955	745,638
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,419,235
Barclays Dryrock Issuance Trust, Series 2023-2, Class A
(Floating, U.S. 30-Day Average SOFR + 0.90%), 6.24%, 08/15/28†	1,600,000	1,607,839
Barings CLO, Ltd., Series 2024-1A, Class D
(Floating, CME Term SOFR 3M + 4.00%, 4.00% Floor), 9.27%, 01/20/37 144A †	1,325,000	1,353,190
BDS LLC, Series 2024-FL13, Class AS
(Floating, CME Term SOFR 1M + 1.99%, 1.99% Floor), 7.19%, 09/19/39 144A †	1,000,000	1,002,999
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	1,006,692
BRSP, Ltd., Series 2024-FL2, Class A
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 6.91%, 08/19/37 144A †	750,000	748,874
BSPRT Issuer LLC, Series 2024-FL11, Class B
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 7.20%, 07/15/39 144A †	250,000	250,287
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.46%, 07/15/39 144A †	2,000,000	1,997,828
Capital Automotive REIT, Series 2024-3A, Class A2
4.55%, 10/15/54 144A	1,200,000	1,158,194
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 05/15/27	1,025,000	1,018,351
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,200,000	1,207,770
	Par	Value
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 5.12%, 01/25/37†	$989,195	$880,930
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	884,840	883,689
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	528,000	536,906
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.70%, 07/20/37 144A †	1,085,000	1,089,817
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.70%, 03/22/35 144A †	1,250,000	1,260,807
Cerberus Loan Funding XLII LLC, Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 3.35%, 3.35% Floor), 8.64%, 09/13/35 144A †	750,000	752,064
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 7.65%, 01/15/36 144A †	1,750,000	1,759,197
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 8.50%, 01/15/36 144A †	1,000,000	1,004,209
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.70%, 04/15/36 144A †	1,500,000	1,519,921
Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class C
(Floating, CME Term SOFR 3M + 2.55%, 2.55% Floor), 7.88%, 07/15/36 144A †	1,000,000	1,006,201
Cerberus Loan Funding XLVIII LLC, Series 2024-4A, Class B
(Floating, 1.85% - CME Term SOFR 3M, 1.85% Floor), 0.00%, 10/15/36 144A †	950,000	951,188
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 7.18%, 04/22/33 144A †	1,000,000	1,000,463
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A
(Floating, CME Term SOFR 3M + 1.82%, 1.56% Floor), 7.12%, 07/23/33 144A †	1,250,000	1,251,572

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cerberus Loan Funding XXXV LP, Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.76%, 1.50% Floor), 7.06%, 09/22/33 144A †	$1,250,000	$1,250,410
Cerberus Loan Funding XXXVIII LP, Series 2022-2A, Class A1
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 8.05%, 10/15/34 144A †	1,250,000	1,262,552
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,709,978	1,725,257
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	1,019,414	978,742
Chase Auto Owner Trust, Series 2024-1A, Class A2
5.48%, 04/26/27 144A	1,461,500	1,467,150
Chase Auto Owner Trust, Series 2024-2A, Class A2
5.66%, 05/26/27 144A	1,147,221	1,153,813
CIFC Funding, Ltd., Series 2017-2A, Class CR
(Floating, CME Term SOFR 3M + 2.11%, 1.85% Floor), 7.39%, 04/20/30 144A †	1,000,000	1,003,018
CIFC Funding, Ltd., Series 2018-2A, Class A1
(Floating, CME Term SOFR 3M + 1.30%), 6.58%, 04/20/31 144A †	777,842	778,342
Cifc Funding, Ltd., Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 7.58%, 01/20/37 144A †	1,200,000	1,203,963
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	1,250,000	1,263,849
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.93% on 10/25/24), 4.93%, 03/25/36 STEP	1,884,438	939,263
Citizens Auto Receivables Trust, Series 2023-1, Class A3
5.84%, 01/18/28 144A	2,700,000	2,740,232
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	56,500	52,549
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	950,166	867,612
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	194,533	178,334
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	691,111
	Par	Value
Crown City CLO IV, Series 2022-4A, Class C1R
(Floating, CME Term SOFR 3M + 4.50%, 4.50% Floor), 9.78%, 04/20/37 144A †	$1,400,000	$1,396,380
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 5.72%, 03/25/34†	59,984	60,650
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 5.45%, 12/15/35†	12,816	12,666
DB Master Finance LLC, Series 2019-1A, Class A2II
4.02%, 05/20/49 144A	332,500	328,633
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	1,200,000	1,202,655
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 7.69%, 10/19/29 144A †	1,000,000	1,003,330
Dryden 77 CLO, Ltd., Series 2020-77A, Class AR
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 6.51%, 05/20/34 144A †	6,500,000	6,511,019
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR
(Floating, CME Term SOFR 3M + 2.11%), 7.41%, 04/15/29 144A †	1,500,000	1,504,347
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 6.59%, 12/27/66 144A †	571,787	573,747
Elmwood CLO IV, Ltd., Series 2020-1A, Class AR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 6.78%, 04/18/37 144A †	3,050,000	3,067,601
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	266,904	274,804
FIGRE Trust, Series 2024-HE2, Class A
6.38%, 05/25/54 144A	1,701,429	1,743,825
FIGRE Trust, Series 2024-HE3, Class A
5.94%, 07/25/54 144A	952,435	983,853

	Par	Value
FIGRE Trust, Series 2024-HE3, Class B
6.13%, 07/25/54 144A	$476,218	$484,651
FIGRE Trust, Series 2024-HE4, Class A
5.06%, 09/25/54 144A	450,000	453,800
Finance of America HECM Buyout, Series 2022-HB2, Class M2
6.00%, 04/25/26 144A	600,000	597,429
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	145,408
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	243,365
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	243,775
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,486,975
Five Guys Holdings, Inc., Series 2023-1A, Class A2
7.55%, 01/26/54 144A	1,000,000	1,060,505
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
5.24%, 07/15/26	3,198,952	3,207,500
Ford Credit Auto Owner Trust, Series 2022-B, Class A3
3.74%, 09/15/26	629,225	626,672
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 09/15/26	892,221	895,088
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A STEP	1,700,000	1,738,256
FORT CRE Issuer LLC, Series 2022-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 7.20%, 02/23/39 144A †	630,739	622,564
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 7.28%, 10/18/33 144A †	1,250,000	1,255,695
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	500,000	512,142
FS Rialto Issuer LLC, Series 2022-FL5, Class AS
(Floating, CME Term SOFR 1M + 2.87%, 2.87% Floor), 7.84%, 06/19/37 144A †	1,800,000	1,792,804
FS Rialto Issuer LLC, Series 2022-FL5, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.34%, 06/19/27 144A †	550,000	546,928
	Par	Value
FS Rialto Issuer LLC, Series 2022-FL6, Class AS
(Floating, CME Term SOFR 1M + 3.13%, 3.13% Floor), 8.10%, 08/17/37 144A †	$1,000,000	$1,002,191
FS Rialto Issuer LLC, Series 2022-FL6, Class B
(Floating, CME Term SOFR 1M + 3.63%, 3.63% Floor), 8.60%, 08/17/37 144A †	1,000,000	1,001,651
FS Rialto Issuer LLC, Series 2022-FL7, Class B
(Floating, CME Term SOFR 1M + 3.91%, 3.91% Floor), 9.01%, 10/19/39 144A †	650,000	650,484
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 7.01%, 11/16/36 144A †	1,000,000	990,796
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	897,968	901,820
GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A2A
5.33%, 03/16/27	2,200,000	2,208,736
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,221,746
Goldentree Loan Management U.S. CLO 9, Ltd., Series 2021-9A, Class CR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.68%, 04/20/37 144A †	1,000,000	1,015,068
Golub Capital Partners CLO 16, Ltd., Series 2013-16A, Class A1R2
(Floating, CME Term SOFR 3M + 1.87%, 1.61% Floor), 7.16%, 07/25/33 144A †	2,450,000	2,452,435
Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR
(Floating, CME Term SOFR 3M + 1.64%, 1.38% Floor), 6.88%, 05/05/30 144A †	91,076	91,152
Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class CRR
(Floating, 2.30% - CME Term SOFR 3M, 2.30% Floor), 0.00%, 11/05/37 144A †	1,000,000	1,000,000
Golub Capital Partners CLO 36M, Ltd., Series 2018-36A, Class A
(Floating, CME Term SOFR 3M + 1.56%), 6.80%, 02/05/31 144A †	1,169,842	1,169,732
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,683,599	1,366,233

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	$1,671,337	$1,512,499
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.36% Floor), 6.38%, 07/16/35 144A †	793,270	773,588
Halseypoint CLO 7, Ltd., Series 2023-7A, Class A
(Floating, CME Term SOFR 3M + 2.25%, 2.25% Floor), 7.53%, 07/20/36 144A †	1,900,000	1,916,530
Halseypoint CLO II, Ltd., Series 2020-2A, Class BR
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 7.25%, 07/20/37 144A †	1,100,000	1,102,212
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	2,450,000	2,508,115
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,278,023
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	776,794
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2A
5.15%, 06/15/26 144A	2,292,222	2,301,252
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A
5.19%, 12/15/25	172,271	172,308
Hyundai Auto Receivables Trust, Series 2023-C, Class A2A
5.80%, 01/15/27	1,448,671	1,455,399
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.70%, 07/28/34 144A †	1,500,000	1,504,091
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	3,293	3,016
Invesco CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.68%, 07/15/34 144A †	2,500,000	2,501,331
Invitation Homes Trust, Series 2024-SFR1, Class B
4.00%, 09/17/29 144A	650,000	622,329
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	166,637	157,394
Jamestown CLO XII, Ltd., Series 2019-1A, Class A2BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 7.13%, 04/20/32 144A †	1,400,000	1,398,256
	Par	Value
Jersey Mike's Funding LLC, Series 2019-1A, Class A2
4.43%, 02/15/50 144A	$49,625	$48,842
Jersey Mike's Funding, Series 2021-1A, Class A2I
2.89%, 02/15/52 144A	348,250	330,825
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32Δ	1,664,715	1,493,340
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	57,752	54,407
JOL Air, Ltd., Series 2019-1, Class A
3.97%, 04/15/44 144A	150,968	145,817
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 6.95%, 05/20/54 144A †	470,663	478,975
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, CME Term SOFR 3M + 2.01%, 1.75% Floor), 7.29%, 10/20/34 144A †	2,500,000	2,502,321
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 6.50%, 02/15/39 144A †	300,000	294,440
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 6.41%, 12/13/38 144A †	302,964	302,241
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	2,073,271
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, CME Term SOFR 1M + 1.86%, 1.86% Floor), 6.96%, 07/15/36 144A †	1,100,000	1,093,077
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 6.86%, 11/15/38 144A †	940,000	921,002
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	685,005	628,261
Madison Avenue Secured Funding Trust, Series 2023-2, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.85% Floor), 6.96%, 10/15/24 144A † †††	1,025,000	1,025,000
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	2,095,529
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	851,955	796,453

	Par	Value
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	$402,211	$403,923
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, CME Term SOFR 1M + 0.96%, 0.96% Floor), 6.05%, 07/15/36 144A †	356,856	357,015
MF1, Ltd., Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.23%, 07/16/36 144A †	673,035	667,897
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 6.31%, 02/19/37 144A †	823,364	820,892
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 6.07%, 10/25/35†	169,013	167,091
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 5.16%, 05/25/37†	1,247,631	960,550
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 5.12%, 11/25/36†	4,721,941	1,548,084
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,536,503	1,352,483
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.29%, 0.18% Floor), 5.14%, 06/25/37†	1,379,793	1,346,158
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 6.66%, 07/16/40 144A †	975,305	978,001
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
2.77%, 11/15/46 144A STEP	1,158,746	1,073,223
Navigator Aviation, Ltd., Series 2024-1, Class A
5.40%, 08/15/49 144A	800,000	800,858
Neuberger Berman Loan Advisers CLO 27, Ltd., Series 2018-27A, Class CR
(Floating, CME Term SOFR 3M + 2.10%, 2.10% Floor), 7.40%, 07/15/38 144A †	1,100,000	1,111,227
	Par	Value
Neuberger Berman Loan Advisers CLO 51, Ltd., Series 2022-51A, Class AR
(Floating, CME Term SOFR 3M + 1.28%, 1.28% Floor), 6.57%, 10/23/36 144A †	$3,050,000	$3,050,644
New Mountain CLO 1, Ltd., Series CLO-1A, Class AR
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.76%, 10/15/34 144A †	1,050,000	1,050,701
Nissan Auto Lease Trust, Series 2024-A, Class A2A
5.11%, 10/15/26	3,361,501	3,376,265
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A
5.34%, 02/17/26	357,715	357,962
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	425,000	434,096
Obra Capital, Inc.
6.00%, 06/30/39†††	840,000	848,652
OCP CLO, Ltd., Series 2016-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.70%, 04/26/36 144A †	2,400,000	2,401,102
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 5.27%, 05/25/37†	1,542,929	828,643
Owl Rock CLO I LLC, Series 2019-1A, Class ANR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.53%, 02/20/36 144A †	1,000,000	1,012,988
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 7.65%, 04/20/36 144A †	1,000,000	1,002,289
Owl Rock CLO X LLC, Series 2023-10A, Class A
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 7.73%, 04/20/35 144A †	500,000	503,172
Owl Rock CLO XVI LLC, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 7.28%, 04/20/36 144A †	1,000,000	1,007,580
Owl Rock CLO XVI LLC, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 7.78%, 04/20/36 144A †	1,000,000	1,004,597

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Owl Rock CLO XVII LLC, Series 2024-17A, Class B
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 7.23%, 07/15/36 144A †	$2,200,000	$2,203,871
Palmer Square CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.41%, 1.41% Floor), 6.71%, 07/15/34 144A †	2,000,000	2,002,271
Palmer Square CLO, Ltd., Series 2023-4A, Class CR
(Floating, 1.85% - CME Term SOFR 3M, 1.85% Floor), 0.00%, 10/20/37 144A †	1,000,000	1,000,000
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 7.20%, 10/15/30 144A †	1,000,000	1,002,080
Palmer Square Loan Funding, Ltd., Series 2022-3A, Class A1BR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.70%, 04/15/31 144A †	1,600,000	1,595,914
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class B
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 8.03%, 07/24/31 144A †	1,700,000	1,708,756
Palmer Square Loan Funding, Ltd., Series 2023-2A, Class B
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 7.98%, 01/25/32 144A †	1,000,000	1,004,738
PFP, Ltd., Series 2024-11, Class AS
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 7.27%, 09/17/39 144A †	100,000	99,847
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 6.54%, 09/25/65 144A †	162,527	162,894
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 6.34%, 11/25/65 144A †	159,483	159,248
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	1,200,000	1,203,291
PRPM LLC, Series 2022-1, Class A1
(Step to 6.72% on 03/25/25), 3.72%, 02/25/27 144A STEP	1,049,815	1,041,634
RCKT Mortgage Trust, Series 2024-CES4, Class A1A
(Step to 7.15% on 06/25/28), 6.15%, 06/25/44 144A STEP	530,529	539,502
	Par	Value
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.92%, 07/25/36 144A †	$255,852	$253,639
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.20% Floor), 6.17%, 11/25/36 144A †	1,015,571	1,012,722
Regatta XI Funding, Ltd., Series 2018-1A, Class AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.70%, 07/17/37 144A †	250,000	250,245
Regatta XI Funding, Ltd., Series 2018-1A, Class BR
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 7.05%, 07/17/37 144A †	1,825,000	1,828,235
RR 29, Ltd., Series 2024-29RA, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 6.69%, 07/15/39 144A †	1,600,000	1,608,538
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	769,751
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	301,666	310,755
Santander Drive Auto Receivables Trust, Series 2023-6, Class A2
6.08%, 05/17/27	729,015	731,661
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2
5.71%, 02/16/27	773,478	775,519
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 2.09%, 03/25/35†	43,771	39,734
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 5.29%, 11/25/36†	1,763,239	486,466
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.33%, 02/25/37 144A †	1,769,498	1,511,133
Service Experts Issuer LLC, Series 2024-1A, Class A
6.39%, 11/20/35 144A	374,378	386,541

	Par	Value
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	$1,285,875	$1,255,896
SERVPRO Master Issuer LLC, Series 2021-1A, Class A2
2.39%, 04/25/51 144A	483,750	441,497
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	646,750	670,831
Shackleton CLO, Ltd., Series 2019-14A, Class A1R
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.74%, 07/20/34 144A †	4,200,000	4,202,454
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	2,004,203	1,850,472
Slam, Ltd., Series 2024-1A, Class A
5.34%, 09/15/49 144A	650,000	651,485
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	769,155	792,968
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	623,458	605,908
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	479,583	459,980
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	776,000	652,306
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 5.25%, 06/25/37†	1,493,212	1,008,519
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	772,422	724,744
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	1,011,459
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	1,000,000	1,016,057
Station Place Securitization Trust, Series 2023-SP1, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.85% Floor), 6.96%, 10/15/24 144A † †††	525,000	525,000
Station Place Securitization Trust, Series 2024, Class 1A
6.26%, 11/10/24	600,000	600,000
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	1,029,224	980,730
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	498,958	507,058
	Par	Value
Stream Innovations Issuer Trust, Series 2024-1A, Class A
6.27%, 07/15/44 144A	$1,014,993	$1,043,072
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 5.75%, 02/25/35 144A †	1,135,938	1,123,339
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 5.60%, 11/25/37†	1,677,185	1,620,490
Subway Funding LLC, Series 2024-1A, Class A23
6.51%, 07/30/54 144A	800,000	834,254
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	150,000	155,120
Subway Funding LLC, Series 2024-1A, Class A2II
6.27%, 07/30/54 144A	350,000	362,549
Subway Funding LLC, Series 2024-3A, Class A23
5.91%, 07/30/54 144A	700,000	703,443
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	164,306	170,027
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	1,970,347	1,711,129
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	644,854	639,331
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	724,458
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	350,000	353,979
Taco Bell Funding LLC, Series 2016-1A, Class A23
4.97%, 05/25/46 144A	609,375	610,793
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	726,667	670,940
Textainer Marine Containers, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	753,333	670,850
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	1,061,250	953,726
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	529,375	539,702

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
TIF Funding III LLC, Series 2024-2A, Class A
5.54%, 07/20/49 144A	$1,276,708	$1,295,335
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 8.48%, 01/20/36 144A †	900,000	921,812
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	1,033,228	1,059,227
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	1,000,000	995,597
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	500,000	496,694
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	985,098
Tricon Residential Trust, Series 2024-SFR2, Class B
5.70%, 06/17/28 144A	300,000	305,664
Tricon Residential Trust, Series 2024-SFR3, Class C
5.25%, 08/17/41 144A	500,000	502,695
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	1,011,600	915,887
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	535,611	520,194
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	533,153	486,258
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	533,153	499,611
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	1,106,481	1,130,276
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	586,594	617,936
United Airlines Pass-Through Trust, Series 2024-1, Class AA
5.45%, 02/15/37Δ	200,000	208,238
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.65%, 09/15/45 144A	500,000	483,719
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	150,000	150,000
VB-S1 Issuer LLC, Series 2024-1A, Class D
6.64%, 05/15/54 144A	1,100,000	1,136,081
Voya CLO, Ltd., Series 2019-1A, Class A1RR
(Floating, 1.37% - CME Term SOFR 3M, 1.37% Floor), 0.00%, 10/15/37 144A †	925,000	925,000
	Par	Value
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, CME Term SOFR 3M + 1.32%, 1.06% Floor), 6.62%, 04/15/31 144A †	$936,161	$940,068
Voya CLO, Series 2017-2A, Class A2AR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.21%, 06/07/30 144A †	500,000	500,930
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	160,606	148,783
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R
(Floating, CME Term SOFR 3M + 1.43%), 6.71%, 07/20/32 144A †	6,853,520	6,875,974
Wellfleet CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.15%, 3.15% Floor), 8.43%, 10/18/35 144A †	1,250,000	1,256,893
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,172,566
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	397,000	376,786
World Omni Auto Receivables Trust, Series 2023-B, Class A2A
5.25%, 11/16/26	321,558	321,700
Total Asset-Backed Securities (Cost $274,266,736)		274,462,477
CORPORATE BONDS — 20.0%
3M Co.
2.38%, 08/26/29	75,000	69,016
7-Eleven, Inc.
1.30%, 02/10/28 144A Δ	725,000	654,970
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	101,984
Acushnet Co.
7.38%, 10/15/28 144A	750,000	791,353
AdaptHealth LLC
5.13%, 03/01/30 144A Δ	1,240,000	1,161,672
Advance Auto Parts, Inc.
3.90%, 04/15/30Δ	1,000,000	895,020
Adventist Health System
2.95%, 03/01/29	160,000	148,742
5.76%, 12/01/34	450,000	469,173
AEP Texas, Inc.
3.95%, 06/01/28	20,000	19,747
AGCO Corporation
5.80%, 03/21/34	443,000	463,445
Air Lease Corporation
3.38%, 07/01/25	1,000,000	988,495
2.88%, 01/15/26Δ	950,000	930,822
3.75%, 06/01/26Δ	4,799,000	4,747,585

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ ^	$600,000	$564,588
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 09/24/29ρ ^	540,000	535,776
Albemarle Corporation
5.05%, 06/01/32	5,000	5,005
5.65%, 06/01/52	10,000	9,381
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,285,695
3.38%, 08/15/31Δ	325,000	303,323
3.55%, 03/15/52	30,000	22,020
5.15%, 04/15/53	600,000	574,703
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/24	400,000	400,000
5.60%, 05/29/34	527,000	551,069
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	74,168
Amazon.com, Inc.
4.80%, 12/05/34	75,000	78,484
3.88%, 08/22/37	75,000	70,567
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	950,000	944,654
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,429,924
Amentum Holdings, Inc.
7.25%, 08/01/32 144A	976,000	1,019,479
American Express Co.
1.65%, 11/04/26	5,000	4,756
(Variable, U.S. SOFR Index + 1.09%), 5.53%, 04/25/30^	5,000	5,242
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31^	10,000	11,058
(Variable, U.S. SOFR + 1.42%), 5.28%, 07/26/35^	1,200,000	1,249,926
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	312,364
2.38%, 07/15/31	205,000	176,313
American International Group, Inc.
3.40%, 06/30/30	250,000	236,515
4.75%, 04/01/48Δ	20,000	18,972
American National Group, Inc.
5.00%, 06/15/27	1,250,000	1,258,301
5.75%, 10/01/29	250,000	251,616
6.14%, 06/13/32 144A	600,000	597,236
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,179,488
3.65%, 03/15/27	5,000	4,925
3.95%, 03/15/29Δ	300,000	294,186
3.80%, 08/15/29Δ	10,000	9,732
2.90%, 01/15/30	10,000	9,252
American Water Capital Corporation
2.30%, 06/01/31	10,000	8,785
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,235,540
AmFam Holdings, Inc.
3.83%, 03/11/51 144A	600,000	381,588
	Par	Value
Amgen, Inc.
5.25%, 03/02/30	$1,873,000	$1,954,843
4.20%, 03/01/33	2,775,000	2,696,812
5.25%, 03/02/33	995,000	1,036,231
3.15%, 02/21/40	10,000	7,985
4.66%, 06/15/51	35,000	32,080
4.88%, 03/01/53	15,000	14,117
Amsted Industries, Inc.
4.63%, 05/15/30 144A	200,000	191,198
Aon North America, Inc.
5.45%, 03/01/34	400,000	420,146
Apache Corporation
5.10%, 09/01/40	20,000	17,796
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	1,968,190
5.80%, 10/01/35	50,000	52,562
Apple, Inc.
2.40%, 08/20/50Δ	70,000	46,390
Aquila FDG
7.45%, 09/30/45†††	400,000	416,762
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	596,318
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	207,664
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	143,165
2.90%, 03/01/32Δ	25,000	22,671
Archrock Partners LP
6.63%, 09/01/32 144A Δ	815,000	836,350
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	900,000	841,659
Arko Corporation
5.13%, 11/15/29 144A Δ	675,000	627,721
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A	100,000	107,433
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	330,876
5.80%, 04/15/34 144A	752,000	786,390
Assurant, Inc.
6.10%, 02/27/26	800,000	809,425
AT&T, Inc.
2.75%, 06/01/31	175,000	158,274
2.25%, 02/01/32Δ	275,000	236,122
2.55%, 12/01/33	3,719,000	3,136,430
4.90%, 08/15/37	200,000	198,697
3.50%, 06/01/41	400,000	327,556
4.75%, 05/15/46Δ	75,000	70,225
5.15%, 11/15/46	125,000	122,738
4.50%, 03/09/48	20,000	17,746
3.65%, 06/01/51	500,000	383,710
3.50%, 09/15/53	1,664,000	1,223,482
Athene Global Funding
(Floating, Euribor 3M + 1.00%), 4.54%, 02/23/27(E) †	1,700,000	1,897,587
Atlassian Corporation
5.50%, 05/15/34	300,000	314,087

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
AutoNation, Inc.
1.95%, 08/01/28Δ	$150,000	$135,512
4.75%, 06/01/30Δ	225,000	224,067
AutoZone, Inc.
3.75%, 04/18/29	10,000	9,772
Avangrid, Inc.
3.20%, 04/15/25	275,000	272,239
Aviation Capital Group LLC
5.50%, 12/15/24 144A	2,000,000	1,998,417
1.95%, 01/30/26 144A Δ	400,000	385,488
Axalta Coating Systems LLC
3.38%, 02/15/29 144A	665,000	623,245
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46†††	280,000	289,856
Bank of America Corporation
(Variable, CME Term SOFR 3M + 4.44%), 6.50%, 10/23/24ρ ^	150,000	150,040
(Variable, CME Term SOFR 3M + 1.35%), 3.09%, 10/01/25^	2,200,000	2,200,000
4.45%, 03/03/26	350,000	350,615
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	1,008,392
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ ^	700,000	679,368
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	70,000	67,300
(Variable, CME Term SOFR 3M + 1.32%), 3.56%, 04/23/27^	60,000	59,265
3.25%, 10/21/27	875,000	855,407
4.18%, 11/25/27	950,000	948,222
(Variable, U.S. SOFR + 1.05%), 2.55%, 02/04/28^	65,000	62,460
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	2,000,000	1,971,291
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,385,000	4,509,798
(Variable, U.S. SOFR + 1.06%), 2.09%, 06/14/29Δ ^	35,000	32,332
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	525,000	523,713
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,456,989
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	85,000	77,080
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	10,000	9,073
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	998,082
(Variable, U.S. SOFR + 1.22%), 2.65%, 03/11/32Δ ^	3,254,000	2,905,400
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	770,000	666,891
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	425,000	380,794
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,065,000	1,060,224
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	600,000	615,872
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,808,095
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36Δ ^	$1,712,000	$1,445,145
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ ^	700,000	662,432
(Variable, U.S. SOFR Index + 1.80%), 5.80%, 10/25/28Δ ^	35,000	36,696
(Variable, U.S. SOFR + 1.60%), 6.32%, 10/25/29^	5,000	5,380
Banner Health
2.34%, 01/01/30	865,000	789,557
Baxter International, Inc.
1.92%, 02/01/27	367,000	347,576
3.13%, 12/01/51	25,000	17,051
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	265,635
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 144A	650,000	673,361
Becton, Dickinson and Co.
2.82%, 05/20/30Δ	650,000	599,988
Belvoir Land LLC
5.60%, 12/15/35 144A	1,000,000	974,967
Berkshire Hathaway Energy Co.
3.70%, 07/15/30	400,000	391,384
4.25%, 10/15/50	55,000	47,050
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30	725,000	649,861
Berry Global, Inc.
1.57%, 01/15/26Δ	2,100,000	2,021,433
4.88%, 07/15/26 144A	450,000	449,695
5.80%, 06/15/31 144A	500,000	520,574
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	725,000	746,535
Biogen, Inc.
3.15%, 05/01/50Δ	25,000	17,296
Black Hills Corporation
2.50%, 06/15/30	490,000	435,365
Block Financial LLC
3.88%, 08/15/30Δ	1,600,000	1,531,024
Blue Owl Capital Corporation
2.88%, 06/11/28	2,200,000	2,016,491
Boardwalk Pipelines LP
3.60%, 09/01/32	700,000	633,425
5.63%, 08/01/34Δ	350,000	361,272
Boeing Co. (The)
4.88%, 05/01/25	1,000,000	996,381
6.26%, 05/01/27 144A	400,000	413,247
3.20%, 03/01/29	15,000	13,890
6.30%, 05/01/29 144A Δ	400,000	420,974
2.95%, 02/01/30	25,000	22,359
5.15%, 05/01/30	1,400,000	1,403,836
6.39%, 05/01/31 144A	400,000	425,493
6.53%, 05/01/34 144A Δ	1,050,000	1,127,325
3.25%, 02/01/35	90,000	73,313

	Par	Value
5.71%, 05/01/40	$1,075,000	$1,049,566
3.85%, 11/01/48	25,000	17,773
6.86%, 05/01/54 144A	1,219,000	1,338,872
7.01%, 05/01/64 144A	300,000	330,769
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	500,000	536,938
Boston Properties LP REIT
2.75%, 10/01/26	25,000	24,105
4.50%, 12/01/28	900,000	888,690
2.90%, 03/15/30	10,000	8,989
2.55%, 04/01/32	1,120,000	934,108
BP Capital Markets America, Inc.
4.23%, 11/06/28	150,000	150,579
Brandywine Operating Partnership LP REIT
8.88%, 04/12/29Δ	500,000	553,083
Brink's Co. (The)
6.50%, 06/15/29 144A	255,000	264,396
6.75%, 06/15/32 144A	575,000	600,475
Bristol-Myers Squibb Co.
3.20%, 06/15/26	65,000	64,174
4.13%, 06/15/39	35,000	32,397
6.25%, 11/15/53Δ	465,000	539,033
Brixmor Operating Partnership LP REIT
3.90%, 03/15/27Δ	5,000	4,925
Broadcom Corporation
3.88%, 01/15/27	40,000	39,739
Broadcom, Inc.
2.45%, 02/15/31 144A	2,000,000	1,772,930
4.15%, 04/15/32 144A	2,420,000	2,348,622
3.42%, 04/15/33 144A	900,000	818,038
3.47%, 04/15/34 144A	2,475,000	2,229,699
3.14%, 11/15/35 144A	2,908,000	2,487,864
3.19%, 11/15/36 144A	28,000	23,743
3.50%, 02/15/41 144A	325,000	267,455
Brookfield Capital Finance LLC
6.09%, 06/14/33Δ	150,000	162,437
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,361,956
Brown & Brown, Inc.
2.38%, 03/15/31	10,000	8,664
5.65%, 06/11/34	350,000	367,395
4.95%, 03/17/52	5,000	4,582
Brunswick Corporation
2.40%, 08/18/31	5,000	4,206
Builders FirstSource, Inc.
6.38%, 03/01/34 144A	1,000,000	1,039,596
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29	728,000	726,357
4.65%, 09/17/34	728,000	726,711
Campbell Soup Co.
5.40%, 03/21/34Δ	1,404,000	1,472,847
Capital One Financial Corporation
3.30%, 10/30/24	345,000	345,000
	Par	Value
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/02/27^	$15,000	$14,255
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,220,892
(Variable, U.S. SOFR + 1.56%), 5.46%, 07/26/30^	5,000	5,133
(Variable, U.S. SOFR + 2.60%), 5.82%, 02/01/34^	5,000	5,205
Cardinal Health, Inc.
5.13%, 02/15/29	510,000	524,753
4.37%, 06/15/47	20,000	17,383
Carrier Global Corporation
2.72%, 02/15/30Δ	650,000	601,114
5.90%, 03/15/34	1,326,000	1,448,130
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 144A	100,000	98,322
CBRE Services, Inc.
5.95%, 08/15/34	100,000	107,449
CDW LLC
3.25%, 02/15/29	20,000	18,875
Celanese U.S. Holdings LLC
6.17%, 07/15/27	15,000	15,549
6.35%, 11/15/28	1,500,000	1,584,401
6.38%, 07/15/32	5,000	5,348
Centene Corporation
4.25%, 12/15/27	285,000	280,138
3.38%, 02/15/30Δ	50,000	46,114
2.50%, 03/01/31	10,000	8,604
CenterPoint Energy Resources Corporation
5.40%, 07/01/34Δ	1,300,000	1,352,698
CenterPoint Energy, Inc.
4.25%, 11/01/28	206,000	203,938
Central Parent, Inc.
7.25%, 06/15/29 144A Δ	600,000	614,111
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρ ^	578,000	578,476
(Variable, U.S. SOFR + 2.21%), 5.64%, 05/19/29^	15,000	15,667
(Variable, U.S. SOFR + 1.88%), 6.20%, 11/17/29Δ ^	60,000	64,154
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	1,000,000	895,542
(Variable, U.S. SOFR + 2.50%), 5.85%, 05/19/34^	5,000	5,356
Charter Communications Operating LLC
2.25%, 01/15/29	2,300,000	2,048,612
6.38%, 10/23/35	475,000	485,220
5.75%, 04/01/48	10,000	8,738
4.80%, 03/01/50	40,000	30,643
Cheniere Energy Partners LP
5.95%, 06/30/33	480,000	508,246
5.75%, 08/15/34 144A Δ	50,000	52,127

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cheniere Energy, Inc.
5.65%, 04/15/34 144A	$200,000	$207,080
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,424,561
5.85%, 08/01/34	1,894,000	1,954,072
Chubb INA Holdings LLC
4.15%, 03/13/43	10,000	9,029
Cigna Group (The)
2.40%, 03/15/30	550,000	498,192
2.38%, 03/15/31	1,100,000	970,331
5.13%, 05/15/31Δ	415,000	431,485
4.80%, 08/15/38	15,000	14,622
3.20%, 03/15/40	685,000	541,563
3.88%, 10/15/47	10,000	8,082
4.90%, 12/15/48Δ	300,000	282,727
3.40%, 03/15/50	10,000	7,354
Citigroup, Inc.
3.40%, 05/01/26	1,250,000	1,234,149
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ ^	150,000	152,659
4.30%, 11/20/26	75,000	74,941
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	10,000	9,530
4.45%, 09/29/27	150,000	150,234
(Variable, U.S. SOFR + 1.28%), 3.07%, 02/24/28^	10,000	9,721
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ Δ ^	1,200,000	1,262,716
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	150,000	147,359
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	2,600,000	2,671,475
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	65,000	60,515
(Variable, U.S. SOFR + 1.15%), 2.67%, 01/29/31^	80,000	72,906
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	10,000	9,002
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/03/32^	40,000	34,729
Citizens Financial Group, Inc.
(Variable, U.S. SOFR + 2.01%), 5.84%, 01/23/30Δ ^	65,000	67,638
Cleveland-Cliffs, Inc.
7.00%, 03/15/32 144A	1,575,000	1,594,279
Clorox Co. (The)
1.80%, 05/15/30	15,000	13,143
CNA Financial Corporation
5.13%, 02/15/34	1,000,000	1,023,306
CNO Financial Group, Inc.
6.45%, 06/15/34	1,620,000	1,713,271
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	602,875
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	470,000	495,556
Cogent Communications Group LLC
7.00%, 06/15/27 144A	600,000	611,066
	Par	Value
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	$970,000	$1,035,593
Comcast Corporation
3.95%, 10/15/25	425,000	423,934
7.05%, 03/15/33	35,000	40,935
5.30%, 06/01/34Δ	1,157,000	1,219,323
3.75%, 04/01/40	75,000	64,963
4.00%, 03/01/48	10,000	8,385
4.70%, 10/15/48Δ	100,000	94,688
CommonSpirit Health
6.46%, 11/01/52	1,005,000	1,169,163
Commonwealth Edison Co.
3.13%, 03/15/51	50,000	35,786
Conagra Brands, Inc.
1.38%, 11/01/27	40,000	36,626
5.40%, 11/01/48	5,000	4,952
Constellation Energy Generation LLC
3.25%, 06/01/25	1,600,000	1,583,932
6.25%, 10/01/39	5,000	5,602
5.60%, 06/15/42	20,000	20,709
Continental Resources, Inc.
4.90%, 06/01/44	20,000	17,117
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52^	680,000	704,061
Corebridge Global Funding
5.20%, 06/24/29 144A	600,000	619,512
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	563,267
Costco Wholesale Corporation
1.60%, 04/20/30	550,000	485,964
Cougar JV Subsidiary LLC
8.00%, 05/15/32 144A	765,000	809,541
CRH America Finance, Inc.
3.40%, 05/09/27 144A	2,100,000	2,053,614
3.95%, 04/04/28 144A	500,000	494,105
Crown Castle, Inc. REIT
1.05%, 07/15/26	45,000	42,466
3.80%, 02/15/28	15,000	14,727
2.90%, 04/01/41	20,000	14,835
CSX Corporation
3.80%, 04/15/50	300,000	247,958
CubeSmart LP REIT
2.50%, 02/15/32	105,000	91,192
Cummins, Inc.
2.60%, 09/01/50	30,000	19,551
Darling Ingredients, Inc.
6.00%, 06/15/30 144A	325,000	328,412
Dell International LLC
5.85%, 07/15/25	18,000	18,141
5.30%, 10/01/29	125,000	130,240
8.10%, 07/15/36	15,000	18,691
8.35%, 07/15/46	19,000	25,713
Devon Energy Corporation
5.60%, 07/15/41Δ	92,000	90,227
4.75%, 05/15/42	490,000	434,168

	Par	Value
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	$225,000	$209,750
Diamondback Energy, Inc.
6.25%, 03/15/33	5,000	5,395
Discover Financial Services
3.75%, 03/04/25	450,000	447,194
4.10%, 02/09/27	65,000	64,465
(Variable, U.S. SOFR Index + 3.37%), 7.96%, 11/02/34^	10,000	11,754
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	1,622,157
DOC DR LLC REIT
3.95%, 01/15/28	2,400,000	2,363,494
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	323,161
2.65%, 12/01/31	10,000	8,605
Dominion Energy, Inc.
3.38%, 04/01/30	225,000	213,325
2.25%, 08/15/31Δ	2,300,000	1,991,013
Dow Chemical Co. (The)
6.30%, 03/15/33	30,000	33,112
6.90%, 05/15/53	10,000	12,009
Duke Energy Carolinas LLC
4.85%, 01/15/34	1,000,000	1,023,420
Duke Energy Corporation
2.45%, 06/01/30Δ	1,800,000	1,624,752
Duke Energy Florida LLC
2.50%, 12/01/29	1,600,000	1,481,741
5.88%, 11/15/33	2,000,000	2,189,653
Duke Energy Progress LLC
3.40%, 04/01/32Δ	2,300,000	2,149,689
DuPont de Nemours, Inc.
4.49%, 11/15/25	350,000	349,496
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44†††	644,000	658,500
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44†††	506,000	517,393
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A Δ	125,000	108,928
eBay, Inc.
2.70%, 03/11/30	30,000	27,671
Ecolab, Inc.
3.25%, 12/01/27	5,000	4,895
2.75%, 08/18/55	68,000	45,383
Elevance Health, Inc.
3.65%, 12/01/27	5,000	4,931
2.88%, 09/15/29	10,000	9,384
2.55%, 03/15/31Δ	20,000	17,908
6.10%, 10/15/52Δ	20,000	22,238
Emera U.S. Finance LP
4.75%, 06/15/46	20,000	17,824
Enbridge Energy Partners LP
7.50%, 04/15/38	15,000	18,153
Encore Capital Group, Inc.
8.50%, 05/15/30 144A	600,000	632,914
	Par	Value
Enel Finance America LLC
2.88%, 07/12/41 144A	$2,300,000	$1,658,058
Energy Transfer LP
5.95%, 12/01/25	300,000	303,387
5.63%, 05/01/27 144A	200,000	200,839
5.50%, 06/01/27	675,000	692,385
4.95%, 05/15/28	900,000	913,763
5.25%, 04/15/29	700,000	720,322
5.75%, 02/15/33	1,300,000	1,360,657
6.50%, 02/01/42	20,000	21,918
5.30%, 04/15/47	125,000	117,887
5.40%, 10/01/47	50,000	47,643
6.00%, 06/15/48	70,000	71,712
6.25%, 04/15/49	5,000	5,261
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,035,558
EnLink Midstream LLC
5.38%, 06/01/29	100,000	102,605
5.65%, 09/01/34	100,000	103,410
Entegris, Inc.
5.95%, 06/15/30 144A	650,000	662,646
Entergy Louisiana LLC
4.75%, 09/15/52	25,000	23,170
Enterprise Products Operating LLC
4.20%, 01/31/50	550,000	469,571
EPR Properties REIT
4.75%, 12/15/26	1,245,000	1,240,569
3.60%, 11/15/31	2,300,000	2,052,338
EQM Midstream Partners LP
4.13%, 12/01/26	1,800,000	1,778,271
EQT Corporation
7.00%, 02/01/30Δ	60,000	65,551
Equifax, Inc.
5.10%, 12/15/27Δ	1,800,000	1,840,513
Equinix Europe 2 Financing Corporation LLC REIT
5.50%, 06/15/34Δ	350,000	367,445
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,694,275
1.45%, 05/15/26Δ	70,000	66,901
2.90%, 11/18/26	5,000	4,868
1.55%, 03/15/28Δ	2,200,000	2,007,729
Equitable Holdings, Inc.
4.35%, 04/20/28	2,600,000	2,591,223
Essential Utilities, Inc.
5.38%, 01/15/34Δ	925,000	957,529
Exelon Corporation
4.05%, 04/15/30	325,000	320,138
4.70%, 04/15/50	25,000	22,966
Expedia Group, Inc.
6.25%, 05/01/25 144A	2,054,000	2,059,491
4.63%, 08/01/27	303,000	305,464
3.80%, 02/15/28	300,000	294,443
3.25%, 02/15/30Δ	225,000	212,263
2.95%, 03/15/31Δ	95,000	86,492

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Extra Space Storage LP REIT
3.88%, 12/15/27	$900,000	$888,300
F&G Global Funding
5.15%, 07/07/25 144A	1,200,000	1,200,067
Federal Realty OP LP REIT
3.50%, 06/01/30Δ	1,900,000	1,793,944
FedEx Corporation
4.55%, 04/01/46	15,000	13,386
4.05%, 02/15/48Δ	380,000	314,064
Fidelity National Financial, Inc.
2.45%, 03/15/31	10,000	8,675
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	2,103,705
1.65%, 03/01/28	60,000	54,899
Fifth Third Bancorp
2.38%, 01/28/25Δ	375,000	371,985
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28^	60,000	63,214
First American Financial Corporation
4.00%, 05/15/30	450,000	427,750
5.45%, 09/30/34	700,000	697,300
FirstEnergy Corporation
3.40%, 03/01/50	25,000	18,340
Fiserv, Inc.
3.20%, 07/01/26	70,000	68,745
2.25%, 06/01/27Δ	10,000	9,517
4.20%, 10/01/28	375,000	373,762
2.65%, 06/01/30	120,000	109,378
5.35%, 03/15/31	400,000	418,584
5.60%, 03/02/33	52,000	55,105
Florida Power & Light Co.
2.45%, 02/03/32	10,000	8,843
3.80%, 12/15/42	425,000	365,094
Ford Motor Credit Co. LLC
6.95%, 03/06/26	2,500,000	2,559,708
5.85%, 05/17/27	1,028,000	1,046,788
Fort Moore Family Communities LLC
6.09%, 01/15/51 144A	1,133,930	1,081,620
Fortune Brands Innovations, Inc.
4.00%, 03/25/32Δ	1,250,000	1,190,811
Foundry JV Holdco LLC
5.88%, 01/25/34 144A	200,000	203,969
Fox Corporation
4.71%, 01/25/29	250,000	253,263
3.50%, 04/08/30Δ	140,000	133,380
6.50%, 10/13/33	750,000	821,079
Freeport-McMoRan, Inc.
4.13%, 03/01/28	5,000	4,967
5.45%, 03/15/43	20,000	20,105
GA Global Funding Trust
2.90%, 01/06/32 144A	1,450,000	1,260,638
GATX Corporation
6.90%, 05/01/34Δ	1,550,000	1,766,021
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	374,604
	Par	Value
General Electric Co.
4.35%, 05/01/50	$20,000	$18,291
General Motors Co.
4.00%, 04/01/25	200,000	199,100
6.60%, 04/01/36	25,000	27,063
5.95%, 04/01/49	219,000	217,251
General Motors Financial Co., Inc.
4.30%, 07/13/25Δ	300,000	298,843
2.40%, 10/15/28	25,000	22,877
4.30%, 04/06/29	400,000	391,697
2.35%, 01/08/31	10,000	8,564
2.70%, 06/10/31	1,511,000	1,302,831
Gilead Sciences, Inc.
3.65%, 03/01/26	40,000	39,691
4.00%, 09/01/36	10,000	9,407
4.50%, 02/01/45	275,000	254,812
2.80%, 10/01/50Δ	10,000	6,809
Glencore Funding LLC
2.63%, 09/23/31 144A	575,000	504,201
Global Atlantic Fin Co.
7.95%, 06/15/33 144A	641,000	732,093
6.75%, 03/15/54 144A	129,000	137,387
Global Partners LP
8.25%, 01/15/32 144A	1,050,000	1,089,993
Global Payments, Inc.
2.65%, 02/15/25Δ	400,000	396,291
3.20%, 08/15/29	75,000	70,289
5.30%, 08/15/29	550,000	565,749
2.90%, 05/15/30	1,600,000	1,457,847
Globe Life, Inc.
2.15%, 08/15/30	10,000	8,640
5.85%, 09/15/34Δ	330,000	341,174
Go Daddy Operating Co. LLC
5.25%, 12/01/27 144A	1,055,000	1,052,000
Goldman Sachs Group, Inc. (The)
(Floating, CME Term SOFR 3M + 2.01%), 7.28%, 10/28/27†	1,800,000	1,839,338
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29^	3,200,000	3,182,022
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.81%), 7.50%, 05/10/29ρ ^	1,000,000	1,062,470
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30^	5,200,000	5,466,104
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34ρ ^	200,000	201,367
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A Δ	2,000,000	1,949,764
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	968,559
Greensaif Pipelines Bidco S.a.r.l.
5.85%, 02/23/36 144A Δ	200,000	207,181
6.13%, 02/23/38 144A	200,000	211,969
6.10%, 08/23/42 144A	250,000	259,162

	Par	Value
GXO Logistics, Inc.
6.25%, 05/06/29Δ	$250,000	$263,231
6.50%, 05/06/34Δ	250,000	266,087
H&E Equipment Services, Inc.
3.88%, 12/15/28 144A Δ	325,000	305,410
HAH Group Holding Co. LLC
9.75%, 10/01/31 144A Δ	440,000	444,019
Halliburton Co.
6.70%, 09/15/38	10,000	11,532
Hasbro, Inc.
3.55%, 11/19/26Δ	10,000	9,806
3.90%, 11/19/29Δ	20,000	19,296
6.05%, 05/14/34	400,000	421,190
HCA, Inc.
5.88%, 02/15/26	300,000	303,218
5.38%, 09/01/26	1,600,000	1,617,959
3.13%, 03/15/27	2,100,000	2,041,400
5.88%, 02/01/29	20,000	20,966
4.13%, 06/15/29	10,000	9,846
5.45%, 04/01/31	4,631,000	4,826,596
3.63%, 03/15/32	700,000	647,508
5.25%, 06/15/49	30,000	28,504
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,379,114
2.05%, 03/15/31	175,000	144,336
Hess Corporation
5.80%, 04/01/47Δ	15,000	15,830
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	793,000	785,409
6.35%, 10/15/45Δ	45,000	49,442
Highmark, Inc.
2.55%, 05/10/31 144A	300,000	254,717
Hillenbrand, Inc.
6.25%, 02/15/29	1,336,000	1,361,204
3.75%, 03/01/31Δ	350,000	313,405
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 144A	980,000	1,005,412
6.13%, 04/01/32 144A	200,000	206,080
5.88%, 03/15/33 144A Δ	280,000	285,481
Hilton Grand Vacations Borrower Escrow LLC
4.88%, 07/01/31 144A	260,000	236,168
Home Depot, Inc. (The)
3.90%, 12/06/28	250,000	249,411
3.25%, 04/15/32Δ	625,000	585,044
5.95%, 04/01/41	15,000	16,859
4.50%, 12/06/48	35,000	32,755
Hormel Foods Corporation
1.80%, 06/11/30Δ	55,000	48,432
Host Hotels & Resorts LP REIT
3.38%, 12/15/29	25,000	23,293
2.90%, 12/15/31Δ	267,000	235,085
5.70%, 07/01/34Δ	1,100,000	1,136,294
Howmet Aerospace, Inc.
5.95%, 02/01/37	10,000	10,945
HP, Inc.
4.00%, 04/15/29	105,000	103,330
	Par	Value
Humana, Inc.
5.88%, 03/01/33	$10,000	$10,622
5.50%, 03/15/53Δ	191,000	188,761
Huntington Bancshares, Inc.
4.00%, 05/15/25Δ	550,000	546,865
(Variable, U.S. SOFR + 2.02%), 6.21%, 08/21/29^	50,000	52,909
Huntsman International LLC
4.50%, 05/01/29	325,000	319,263
2.95%, 06/15/31	250,000	216,273
Hyatt Hotels Corporation
5.38%, 04/23/25	1,250,000	1,252,261
5.50%, 06/30/34Δ	1,293,000	1,322,091
Hyundai Capital America
1.65%, 09/17/26 144A	2,300,000	2,182,025
5.30%, 03/19/27 144A	1,000,000	1,021,100
5.70%, 06/26/30 144A	525,000	551,891
Ingersoll Rand, Inc.
5.31%, 06/15/31	358,000	374,437
5.45%, 06/15/34Δ	413,000	434,806
Ingevity Corporation
3.88%, 11/01/28 144A	755,000	709,684
Intel Corporation
5.20%, 02/10/33Δ	825,000	836,231
5.15%, 02/21/34Δ	328,000	331,557
Intercontinental Exchange, Inc.
3.63%, 09/01/28	345,000	337,895
3.00%, 06/15/50	1,500,000	1,078,421
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	280,000	270,310
1.83%, 10/15/27 144A	650,000	602,278
4.38%, 06/01/47	1,000,000	841,538
International Paper Co.
6.00%, 11/15/41	5,000	5,452
Interstate Power and Light Co.
4.95%, 09/30/34	1,400,000	1,421,850
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	343,811
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,369,839
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,754,200
J M Smucker Co. (The)
6.20%, 11/15/33Δ	2,135,000	2,362,396
Jabil, Inc.
3.60%, 01/15/30Δ	50,000	47,262
Jackson National Life Global Funding
5.55%, 07/02/27 144A Δ	700,000	719,294
Jane Street Group
7.13%, 04/30/31 144A	1,220,000	1,293,676
JBS U.S.A. Holding Lux S.a.r.l.
5.13%, 02/01/28	1,200,000	1,217,250
Jefferies Financial Group, Inc.
2.63%, 10/15/31	45,000	39,050
6.20%, 04/14/34	1,000,000	1,070,955

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	$650,000	$649,213
2.95%, 10/01/26	700,000	686,184
(Variable, CME Term SOFR 3M + 1.51%), 3.96%, 01/29/27^	875,000	870,139
3.63%, 12/01/27	900,000	886,570
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,069,000	1,057,446
(Variable, U.S. SOFR + 1.17%), 2.95%, 02/24/28^	65,000	63,051
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,900,000	1,959,285
(Floating, U.S. SOFR + 0.92%), 6.17%, 04/22/28†	1,700,000	1,703,606
(Variable, U.S. SOFR + 1.89%), 2.18%, 06/01/28^	70,000	66,392
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,000,000	976,797
(Variable, U.S. SOFR + 1.02%), 2.07%, 06/01/29^	45,000	41,646
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	2,069,968
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29Δ ^	800,000	803,881
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	1,005,000	1,055,063
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,211,082
(Variable, CME Term SOFR 3M + 1.51%), 2.74%, 10/15/30^	10,000	9,267
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	75,000	75,422
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	3,660,000	3,325,945
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	200,000	184,007
(Variable, U.S. SOFR + 1.18%), 2.55%, 11/08/32^	10,000	8,800
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	3,210,000	3,360,856
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52Δ ^	25,000	19,288
Kellanova
7.45%, 04/01/31	50,000	58,048
Kennedy-Wilson, Inc.
4.75%, 03/01/29	100,000	92,655
Kilroy Realty LP REIT
4.75%, 12/15/28Δ	1,678,000	1,665,939
4.25%, 08/15/29	40,000	38,320
Kimberly-Clark Corporation
2.88%, 02/07/50Δ	5,000	3,599
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	150,000	157,956
Kinder Morgan, Inc.
5.20%, 06/01/33	250,000	253,184
5.45%, 08/01/52	28,000	27,246
Kinetik Holdings LP
6.63%, 12/15/28 144A	1,650,000	1,713,797
	Par	Value
Kraft Heinz Foods Co.
6.88%, 01/26/39	$15,000	$17,698
4.88%, 10/01/49Δ	15,000	14,148
Kroger Co. (The)
4.90%, 09/15/31	300,000	302,041
5.00%, 09/15/34	1,115,000	1,124,735
5.50%, 09/15/54	250,000	251,784
Kyndryl Holdings, Inc.
3.15%, 10/15/31Δ	10,000	8,793
4.10%, 10/15/41	10,000	8,067
Lazard Group LLC
6.00%, 03/15/31	720,000	759,581
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A Δ	1,000,000	718,693
LCM Investments Holdings II LLC
8.25%, 08/01/31 144A	1,020,000	1,083,883
Leidos, Inc.
5.75%, 03/15/33	400,000	421,047
Liberty Utilities Co.
5.58%, 01/31/29 144A Δ	1,000,000	1,034,325
LKQ Corporation
6.25%, 06/15/33Δ	250,000	265,252
Louisville Gas and Electric Co.
4.25%, 04/01/49	25,000	21,449
Lowe's Cos., Inc.
1.70%, 09/15/28Δ	900,000	820,192
1.70%, 10/15/30Δ	675,000	580,921
3.00%, 10/15/50	150,000	102,068
4.25%, 04/01/52	475,000	402,576
LPL Holdings, Inc.
4.38%, 05/15/31 144A	500,000	471,984
6.00%, 05/20/34Δ	400,000	418,312
LYB International Finance III LLC
3.63%, 04/01/51	15,000	11,190
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34Δ ^	710,000	704,506
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	357,845
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	122,934
6.50%, 03/01/41	20,000	21,791
Markel Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%), 6.00%, 06/01/25ρ ^	500,000	500,085
Marriott International, Inc.
4.90%, 04/15/29Δ	325,000	331,849
4.88%, 05/15/29Δ	455,000	464,189
4.63%, 06/15/30	600,000	605,792
2.85%, 04/15/31	50,000	45,037
5.35%, 03/15/35	100,000	102,533
Mars, Inc.
2.70%, 04/01/25 144A	200,000	198,035
3.20%, 04/01/30 144A	375,000	355,073

	Par	Value
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	$350,000	$347,848
4.38%, 03/15/29	500,000	505,439
Martin Marietta Materials, Inc.
3.20%, 07/15/51	325,000	233,781
Masco Corporation
1.50%, 02/15/28	2,200,000	2,004,078
Masterbrand, Inc.
7.00%, 07/15/32 144A	765,000	802,349
Mastercard, Inc.
2.95%, 06/01/29	10,000	9,586
Matador Resources Co.
6.25%, 04/15/33 144A	237,000	233,618
McDonald’s Corporation
6.30%, 03/01/38	40,000	45,679
Medline Borrower LP
3.88%, 04/01/29 144A	100,000	94,761
6.25%, 04/01/29 144A	550,000	567,370
Meta Platforms, Inc.
3.85%, 08/15/32Δ	3,000	2,918
5.75%, 05/15/63Δ	790,000	866,643
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 3.85%, 09/15/25ρ Δ ^	1,000,000	986,356
4.60%, 05/13/46Δ	5,000	4,736
5.00%, 07/15/52Δ	15,000	14,865
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,976,436
Micron Technology, Inc.
4.19%, 02/15/27	5,000	4,988
6.75%, 11/01/29Δ	60,000	65,943
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	344,040
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 144A	650,000	674,213
Morgan Stanley
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26^	40,000	38,342
3.63%, 01/20/27	800,000	792,889
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27^	826,000	833,877
3.95%, 04/23/27	398,000	394,101
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	5,000	4,786
(Variable, U.S. SOFR + 0.86%), 1.51%, 07/20/27^	60,000	57,076
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	800,000	825,999
(Floating, U.S. SOFR + 1.02%), 6.30%, 04/13/28†	3,100,000	3,116,892
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	2,400,000	2,461,169
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,130,000	2,190,008
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	175,000	175,423
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	800,000	841,716
	Par	Value
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	$1,075,000	$985,021
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	810,000	685,876
(Variable, U.S. SOFR + 1.02%), 1.93%, 04/28/32^	10,000	8,487
(Variable, U.S. SOFR + 1.18%), 2.24%, 07/21/32^	30,000	25,837
(Variable, U.S. SOFR + 1.20%), 2.51%, 10/20/32^	10,000	8,732
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33^	1,200,000	1,215,387
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	700,000	727,173
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,100,000	920,769
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39^	400,000	420,132
Motorola Solutions, Inc.
2.30%, 11/15/30	20,000	17,656
2.75%, 05/24/31	10,000	8,952
MPLX LP
4.25%, 12/01/27	5,000	4,983
4.80%, 02/15/29Δ	525,000	533,425
4.50%, 04/15/38	100,000	92,481
5.50%, 02/15/49	385,000	375,101
MSCI, Inc.
3.88%, 02/15/31 144A	1,380,000	1,306,994
3.63%, 11/01/31 144A	250,000	230,292
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A ^	1,000,000	1,069,630
Nature Conservancy (The)
0.94%, 07/01/26	25,000	23,460
1.30%, 07/01/28	25,000	22,295
Neogen Food Safety Corporation
8.63%, 07/20/30 144A	625,000	692,347
Netflix, Inc.
6.38%, 05/15/29Δ	895,000	978,138
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	5,000	4,932
1.90%, 06/15/28	965,000	890,100
2.25%, 06/01/30	1,900,000	1,699,162
5.00%, 07/15/32	5,000	5,148
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,971,131
NiSource, Inc.
3.60%, 05/01/30Δ	100,000	96,054
3.95%, 03/30/48	450,000	369,473
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A	2,200,000	2,015,437
NNN REIT, Inc. REIT
3.60%, 12/15/26	250,000	246,878
Northern Trust Corporation
1.95%, 05/01/30Δ	50,000	44,582

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	$300,000	$329,481
3.85%, 09/30/47 144A	250,000	201,543
NRG Energy, Inc.
7.00%, 03/15/33 144A	700,000	778,057
NuStar Logistics LP
6.38%, 10/01/30Δ	700,000	726,822
Nuveen LLC
5.55%, 01/15/30 144A	150,000	157,122
5.85%, 04/15/34 144A	300,000	317,854
Occidental Petroleum Corporation
8.88%, 07/15/30	10,000	11,802
7.88%, 09/15/31	395,000	457,503
5.38%, 01/01/32	1,350,000	1,369,653
6.45%, 09/15/36	125,000	135,093
Old Republic International Corporation
5.75%, 03/28/34	550,000	577,196
Omega Healthcare Investors, Inc. REIT
4.50%, 04/01/27	60,000	59,716
3.63%, 10/01/29Δ	1,615,000	1,522,765
OneMain Finance Corporation
6.63%, 01/15/28	100,000	101,895
7.88%, 03/15/30	300,000	313,888
7.50%, 05/15/31	1,110,000	1,143,580
7.13%, 11/15/31	800,000	810,207
ONEOK, Inc.
6.35%, 01/15/31	1,615,000	1,750,829
Oracle Corporation
1.65%, 03/25/26	65,000	62,510
2.95%, 04/01/30	121,000	112,559
4.65%, 05/06/30Δ	625,000	637,637
2.88%, 03/25/31	1,595,000	1,451,805
6.25%, 11/09/32	1,125,000	1,245,210
4.90%, 02/06/33	946,000	963,856
3.60%, 04/01/40	425,000	353,799
4.50%, 07/08/44	10,000	9,028
4.00%, 07/15/46	265,000	219,978
6.90%, 11/09/52Δ	785,000	946,866
Otis Worldwide Corporation
2.57%, 02/15/30	25,000	22,919
Outfront Media Capital LLC
7.38%, 02/15/31 144A	800,000	854,740
Owens Corning
5.95%, 06/15/54	280,000	297,492
Pacific Beacon LLC
5.51%, 07/15/36 144A †††	750,000	751,346
Pacific Gas and Electric Co.
3.15%, 01/01/26	1,300,000	1,275,829
2.95%, 03/01/26	800,000	781,067
2.10%, 08/01/27	250,000	234,341
4.55%, 07/01/30Δ	1,800,000	1,786,806
2.50%, 02/01/31	450,000	394,422
6.40%, 06/15/33	2,000,000	2,186,882
3.30%, 08/01/40	125,000	97,152
	Par	Value
4.95%, 07/01/50	$35,000	$31,850
PacifiCorp
5.80%, 01/15/55	1,325,000	1,391,389
Paramount Global
5.90%, 10/15/40	187,000	166,062
4.85%, 07/01/42	79,000	63,057
5.25%, 04/01/44	101,000	80,817
4.90%, 08/15/44	291,000	224,419
4.60%, 01/15/45	43,000	31,758
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50^	400,000	371,976
PayPal Holdings, Inc.
2.65%, 10/01/26Δ	50,000	48,721
2.85%, 10/01/29	50,000	47,040
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	320,161
Penske Truck Leasing Co. LP
5.25%, 07/01/29 144A	2,550,000	2,627,246
Permian Resources Operating LLC
7.00%, 01/15/32 144A	535,000	557,017
Phillips 66
3.85%, 04/09/25	100,000	99,501
Plains All American Pipeline LP
5.70%, 09/15/34	1,300,000	1,351,609
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR Index + 2.14%), 6.04%, 10/28/33^	50,000	54,054
(Variable, U.S. SOFR + 1.60%), 5.40%, 07/23/35^	5,000	5,216
Post Holdings, Inc.
5.50%, 12/15/29 144A	960,000	953,832
6.25%, 02/15/32 144A Δ	315,000	324,752
6.38%, 03/01/33 144A Δ	1,757,000	1,790,063
Principal Financial Group, Inc.
2.13%, 06/15/30Δ	10,000	8,841
Progress Energy, Inc.
7.75%, 03/01/31	355,000	416,115
Progressive Corporation (The)
3.20%, 03/26/30	5,000	4,765
Prologis LP REIT
4.63%, 01/15/33	650,000	653,987
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52Δ ^	600,000	622,846
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	434,926
Public Service Co. of Colorado
5.35%, 05/15/34	250,000	262,320
4.50%, 06/01/52	35,000	31,366
Public Service Enterprise Group, Inc.
6.13%, 10/15/33	950,000	1,035,543
Public Storage Operating Co. REIT
1.85%, 05/01/28	20,000	18,527

	Par	Value
0.50%, 09/09/30(E)	$2,000,000	$1,903,121
Qorvo, Inc.
4.38%, 10/15/29	45,000	43,643
QUALCOMM, Inc.
4.65%, 05/20/35	65,000	66,331
Quanta Services, Inc.
5.25%, 08/09/34	457,000	467,466
3.05%, 10/01/41	25,000	19,043
Quest Diagnostics, Inc.
2.95%, 06/30/30Δ	20,000	18,556
Realty Income Corporation REIT
4.45%, 09/15/26	1,200,000	1,202,305
3.95%, 08/15/27	150,000	149,125
4.00%, 07/15/29	750,000	738,765
3.25%, 01/15/31	1,800,000	1,679,813
Regency Centers LP REIT
2.95%, 09/15/29Δ	775,000	725,291
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,296,502
Reinsurance Group of America, Inc.
3.90%, 05/15/29	25,000	24,427
5.75%, 09/15/34	750,000	790,411
Republic Services, Inc.
4.88%, 04/01/29	350,000	359,985
1.75%, 02/15/32	20,000	16,633
Retail Opportunity Investments Partnership LP REIT
6.75%, 10/15/28	875,000	939,311
Revvity, Inc.
3.30%, 09/15/29Δ	15,000	14,170
RGA Global Funding
5.50%, 01/11/31 144A	975,000	1,019,752
Rocket Mortgage LLC
4.00%, 10/15/33 144A	850,000	760,011
Roper Technologies, Inc.
4.20%, 09/15/28Δ	500,000	499,929
2.95%, 09/15/29	5,000	4,696
Royal Caribbean Cruises, Ltd.
5.63%, 09/30/31 144A	1,200,000	1,216,500
RTX Corporation
3.95%, 08/16/25	350,000	348,215
3.50%, 03/15/27	550,000	542,168
3.13%, 05/04/27	70,000	68,315
4.13%, 11/16/28	525,000	523,815
6.10%, 03/15/34	1,700,000	1,877,431
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	146,000	146,142
5.00%, 03/15/27	425,000	430,649
4.20%, 03/15/28	300,000	298,476
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,421,934
Safehold GL Holdings LLC REIT
2.85%, 01/15/32	750,000	648,771
6.10%, 04/01/34	400,000	422,904
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26	1,100,000	1,070,559
SBA Tower Trust REIT
2.84%, 01/15/25 144A	2,200,000	2,184,329
	Par	Value
1.84%, 04/15/27 144A	$1,000,000	$930,928
2.33%, 01/15/28 144A	2,300,000	2,129,441
Sealed Air Corporation
6.50%, 07/15/32 144A	2,120,000	2,191,595
Sempra
3.25%, 06/15/27	40,000	39,005
3.40%, 02/01/28	275,000	266,714
Service Corporation International
5.75%, 10/15/32	538,000	542,195
ServiceNow, Inc.
1.40%, 09/01/30	675,000	579,402
Sherwin-Williams Co. (The)
2.95%, 08/15/29	475,000	447,147
Skyworks Solutions, Inc.
1.80%, 06/01/26	2,200,000	2,102,705
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	652,493
2.63%, 09/13/31 144A	250,000	211,983
Sodexo, Inc.
2.72%, 04/16/31 144A	2,000,000	1,771,599
Solventum Corporation
5.40%, 03/01/29 144A	780,000	802,698
5.60%, 03/23/34 144A	715,000	740,718
Sotheby's
5.88%, 06/01/29 144A	325,000	286,482
Southern California Edison Co.
3.70%, 08/01/25	2,800,000	2,779,035
4.20%, 03/01/29	400,000	398,820
4.88%, 03/01/49	30,000	28,515
Southern California Gas Co.
2.95%, 04/15/27Δ	2,100,000	2,044,482
Southern Co. (The)
4.40%, 07/01/46	30,000	26,927
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	295,636
4.95%, 09/15/34	1,400,000	1,415,277
Southern Power Co.
0.90%, 01/15/26	2,200,000	2,105,361
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	63,040
3.25%, 11/01/51	20,000	13,865
Spire Missouri, Inc.
5.15%, 08/15/34Δ	800,000	832,232
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,638,903
SS&C Technologies, Inc.
6.50%, 06/01/32 144A	1,405,000	1,453,676
Standard Industries, Inc.
5.00%, 02/15/27 144A	200,000	198,474
Stanley Black & Decker, Inc.
2.30%, 03/15/30	80,000	71,550
Starbucks Corporation
4.00%, 11/15/28Δ	475,000	473,660
2.55%, 11/15/30	1,900,000	1,721,827
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A Δ	1,820,000	1,910,658

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ Δ ^	$950,000	$986,563
(Variable, U.S. SOFR + 1.48%), 5.68%, 11/21/29^	5,000	5,278
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31Δ ^	50,000	47,306
(Variable, U.S. SOFR + 1.00%), 2.62%, 02/07/33^	15,000	13,243
Steel Dynamics, Inc.
2.40%, 06/15/25Δ	140,000	137,761
1.65%, 10/15/27	275,000	254,530
Stewart Information Services Corporation
3.60%, 11/15/31	1,600,000	1,407,947
Stifel Financial Corporation
4.00%, 05/15/30Δ	1,900,000	1,826,071
Stolthaven Houston, Inc.
5.98%, 07/17/34†††	600,000	612,140
Stryker Corporation
4.63%, 09/11/34Δ	1,900,000	1,909,039
Sunoco LP
7.00%, 09/15/28 144A Δ	810,000	840,118
7.00%, 05/01/29 144A Δ	495,000	517,581
7.25%, 05/01/32 144A	380,000	403,118
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30Δ ^	15,000	15,417
2.88%, 10/28/31Δ	25,000	21,239
Sysco Corporation
2.40%, 02/15/30	10,000	9,072
6.60%, 04/01/40	640,000	726,271
3.15%, 12/14/51	15,000	10,515
Targa Resources Corporation
4.20%, 02/01/33	330,000	312,675
5.50%, 02/15/35Δ	400,000	412,112
4.95%, 04/15/52	10,000	9,010
Targa Resources Partners LP
6.50%, 07/15/27	355,000	359,715
6.88%, 01/15/29	924,000	948,095
4.88%, 02/01/31	65,000	64,564
4.00%, 01/15/32	10,000	9,418
TD SYNNEX Corporation
6.10%, 04/12/34	1,300,000	1,376,316
Terex Corporation
6.25%, 10/15/32†††	500,000	505,000
Textron, Inc.
2.45%, 03/15/31	1,700,000	1,487,384
Time Warner Cable LLC
6.55%, 05/01/37	5,000	4,951
5.88%, 11/15/40	100,000	90,729
5.50%, 09/01/41	10,000	8,675
T-Mobile U.S.A., Inc.
3.50%, 04/15/25	408,000	405,163
3.75%, 04/15/27	1,800,000	1,778,667
4.75%, 02/01/28	5,000	5,009
2.05%, 02/15/28Δ	10,000	9,318
3.88%, 04/15/30	146,000	142,019
	Par	Value
2.55%, 02/15/31	$1,200,000	$1,069,880
5.20%, 01/15/33	4,475,000	4,638,773
3.00%, 02/15/41	340,000	261,278
Toyota Motor Credit Corporation
(Floating, U.S. SOFR + 0.77%), 5.96%, 08/07/26†	1,200,000	1,207,183
TPG Operating Group II LP
5.88%, 03/05/34	450,000	480,196
TransDigm, Inc.
6.63%, 03/01/32 144A	150,000	156,389
6.00%, 01/15/33 144A	300,000	304,474
Trimble, Inc.
6.10%, 03/15/33	650,000	701,990
TriNet Group, Inc.
7.13%, 08/15/31 144A	1,725,000	1,798,856
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	787,660
Tronox, Inc.
4.63%, 03/15/29 144A Δ	1,225,000	1,145,604
Truist Financial Corporation
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	215,000	220,691
(Variable, U.S. SOFR + 0.86%), 1.89%, 06/07/29^	75,000	68,629
(Variable, U.S. SOFR + 2.45%), 7.16%, 10/30/29^	25,000	27,408
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,201,066
Tyson Foods, Inc.
4.35%, 03/01/29	25,000	24,900
5.70%, 03/15/34	100,000	105,418
4.55%, 06/02/47	10,000	8,736
5.10%, 09/28/48	10,000	9,474
U.S. Bancorp
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ Δ ^	775,000	715,460
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	640,000	670,917
(Variable, U.S. SOFR + 1.02%), 2.68%, 01/27/33^	30,000	26,290
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33^	2,075,000	2,214,107
(Variable, U.S. SOFR + 2.26%), 5.84%, 06/12/34^	10,000	10,681
Uber Technologies, Inc.
4.50%, 08/15/29 144A Δ	1,790,000	1,777,979
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,128,228
2.10%, 08/01/32	150,000	123,995
United Parcel Service, Inc.
6.20%, 01/15/38	40,000	45,787
UnitedHealth Group, Inc.
5.30%, 02/15/30Δ	1,600,000	1,687,689
2.00%, 05/15/30	40,000	35,675
5.35%, 02/15/33	3,050,000	3,240,933
5.15%, 07/15/34	1,064,000	1,110,904
6.88%, 02/15/38Δ	35,000	42,409
2.75%, 05/15/40	700,000	536,229

	Par	Value
4.25%, 06/15/48	$15,000	$13,287
5.05%, 04/15/53Δ	560,000	556,586
Universal Health Services, Inc.
2.65%, 10/15/30	700,000	624,664
Valero Energy Corporation
3.65%, 12/01/51	10,000	7,300
Ventas Realty LP REIT
3.00%, 01/15/30	1,710,000	1,584,614
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	475,000	498,237
3.88%, 11/01/33 144A	300,000	269,296
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	400,000	450,852
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ ^	450,000	456,477
7.00%, 01/15/30 144A Δ	30,000	30,671
8.38%, 06/01/31 144A	1,030,000	1,088,304
9.88%, 02/01/32 144A	150,000	166,773
Veralto Corporation
5.45%, 09/18/33	1,790,000	1,878,843
Verizon Communications, Inc.
1.75%, 01/20/31	650,000	554,668
2.55%, 03/21/31	1,000,000	893,251
2.88%, 11/20/50	90,000	61,097
VFH Parent LLC
7.50%, 06/15/31 144A	1,990,000	2,088,734
Viatris, Inc.
4.00%, 06/22/50	20,000	14,352
Viper Energy, Inc.
7.38%, 11/01/31 144A	750,000	793,859
Visa, Inc.
2.05%, 04/15/30	10,000	9,056
VMware LLC
4.65%, 05/15/27	700,000	705,130
3.90%, 08/21/27	515,000	509,762
1.80%, 08/15/28Δ	225,000	204,753
2.20%, 08/15/31	600,000	515,537
Vontier Corporation
2.40%, 04/01/28	700,000	645,011
Walmart, Inc.
5.25%, 09/01/35Δ	30,000	32,611
Warnermedia Holdings, Inc.
4.05%, 03/15/29	2,776,000	2,630,645
4.28%, 03/15/32Δ	350,000	311,031
5.14%, 03/15/52Δ	347,000	267,846
Waste Management, Inc.
1.15%, 03/15/28Δ	250,000	227,241
4.95%, 07/03/31	950,000	989,185
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ ^	1,050,000	1,021,157
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	1,700,000	1,697,446
3.00%, 10/23/26	1,000,000	977,613
	Par	Value
4.30%, 07/22/27	$1,125,000	$1,127,764
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	1,900,000	1,962,239
(Floating, U.S. SOFR + 1.07%), 6.32%, 04/22/28†	2,600,000	2,612,437
(Variable, U.S. SOFR + 2.10%), 2.39%, 06/02/28^	35,000	33,286
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,821,428
4.15%, 01/24/29	125,000	124,659
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 09/15/29ρ ^	750,000	784,652
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30^	3,100,000	3,196,616
(Variable, CME Term SOFR 3M + 1.43%), 2.88%, 10/30/30^	75,000	69,593
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	75,000	68,131
(Variable, U.S. SOFR + 2.10%), 4.90%, 07/25/33^	1,953,000	1,976,043
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	2,075,376
(Variable, U.S. SOFR + 1.99%), 5.56%, 07/25/34^	5,000	5,248
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	15,000	14,718
Welltower OP LLC REIT
4.25%, 04/01/26	898,000	897,019
4.25%, 04/15/28Δ	5,000	5,007
4.13%, 03/15/29	45,000	44,692
WESCO Distribution, Inc.
6.38%, 03/15/29 144A	405,000	418,915
6.63%, 03/15/32 144A	305,000	318,070
Western Digital Corporation
2.85%, 02/01/29	45,000	41,066
Western Midstream Operating LP
5.45%, 04/01/44	75,000	71,053
5.30%, 03/01/48	45,000	40,903
5.25%, 02/01/50Δ	20,000	18,154
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34	100,000	105,756
Weyerhaeuser Co. REIT
4.00%, 04/15/30	55,000	53,923
Whirlpool Corporation
5.75%, 03/01/34	300,000	307,429
Whistler Pipeline LLC
5.70%, 09/30/31 144A	850,000	880,399
William Carter Co. (The)
5.63%, 03/15/27 144A Δ	550,000	549,370
Williams Cos., Inc. (The)
3.90%, 01/15/25	300,000	298,771
5.65%, 03/15/33	525,000	549,866
Williams Scotsman, Inc.
6.13%, 06/15/25 144A	500,000	499,932
Willis North America, Inc.
2.95%, 09/15/29	40,000	37,138

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.88%, 09/15/49	$10,000	$7,865
Workday, Inc.
3.70%, 04/01/29Δ	325,000	317,520
3.80%, 04/01/32	225,000	213,674
WP Carey, Inc. REIT
4.00%, 02/01/25	105,000	104,513
3.85%, 07/15/29	900,000	874,752
WRKCo, Inc.
3.75%, 03/15/25Δ	500,000	497,074
4.00%, 03/15/28	1,100,000	1,087,130
Zoetis, Inc.
3.00%, 09/12/27	70,000	67,894
Total Corporate Bonds (Cost $566,805,004)		565,290,945
FOREIGN BONDS — 7.4%
Australia — 0.1%
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	196,823
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 1.07%), 1.34%, 01/12/27 144A ^	250,000	239,842
(Variable, U.S. SOFR + 0.91%), 1.63%, 09/23/27 144A Δ ^	850,000	804,126
(Variable, U.S. SOFR + 1.53%), 2.87%, 01/14/33 144A ^	600,000	521,695
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	633,132
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	173,782
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	266,038
		2,835,438
Brazil — 0.5%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/25(B) »	67,400,000	11,729,441
Brazilian Government International Bond
6.13%, 03/15/34	400,000	408,616
7.13%, 05/13/54Δ	800,000	829,693
Vale Overseas, Ltd.
6.40%, 06/28/54	980,000	1,033,338
		14,001,088
Canada — 0.9%
1011778 BC ULC
6.13%, 06/15/29 144A	1,530,000	1,575,447
5.63%, 09/15/29 144A Δ	500,000	507,850
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	73,413
Brookfield Finance, Inc.
5.68%, 01/15/35	550,000	577,556
	Par	Value
3.50%, 03/30/51Δ	$820,000	$619,211
Canadian National Railway Co.
2.45%, 05/01/50	35,000	22,644
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,176,730
Constellation Software, Inc.
5.46%, 02/16/34 144A	1,476,000	1,543,890
Element Fleet Management Corporation
6.32%, 12/04/28 144A Δ	350,000	373,155
Enbridge, Inc.
2.50%, 08/01/33Δ	850,000	714,101
5.63%, 04/05/34	400,000	419,699
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/28	400,000	404,945
5.63%, 08/16/32	800,000	829,378
6.00%, 12/07/33 144A	500,000	526,083
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	615,761
Parkland Corporation
6.63%, 08/15/32 144A	800,000	812,776
Province of Ontario Canada
3.65%, 06/02/33(C)	2,700,000	2,018,357
4.15%, 06/02/34(C)	1,400,000	1,079,220
Province of Quebec Canada
3.60%, 09/01/33(C)	5,500,000	4,087,698
4.45%, 09/01/34(C)	1,400,000	1,102,728
Rogers Communications, Inc.
3.20%, 03/15/27	2,505,000	2,440,349
4.35%, 05/01/49Δ	30,000	25,363
Toronto-Dominion Bank (The)
4.46%, 06/08/32	775,000	770,206
Triton Container International, Ltd.
3.15%, 06/15/31 144A	564,000	491,988
3.25%, 03/15/32Δ	975,000	843,415
		24,651,963
Cayman Islands — 0.1%
AP Grange Holdings LLC
5.00%, 03/20/45†††	300,000	307,732
6.50%, 03/20/45†††	2,600,000	2,592,711
		2,900,443
Chile — 0.1%
Chile Government International Bond
4.95%, 01/05/36	1,611,005	1,635,582
China — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/25 144A	800,000	791,730
2.13%, 02/21/26 144A Δ	2,500,000	2,406,026
4.25%, 04/15/26 144A	125,000	123,756
		3,321,512
Colombia — 0.0%
Ecopetrol SA
8.63%, 01/19/29	90,000	97,164

	Par	Value
6.88%, 04/29/30	$40,000	$39,973
8.88%, 01/13/33	220,000	236,055
		373,192
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,746,502
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	2,100,000	2,189,457
		3,935,959
Dominican Republic — 0.0%
Dominican Republic International Bond
7.05%, 02/03/31Δ	258,000	278,221
6.60%, 06/01/36 144A Δ	198,000	210,411
		488,632
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	8,953
France — 0.6%
BNP Paribas SA
3.38%, 01/09/25 144A	450,000	447,630
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,050,000	1,030,036
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	775,000	742,599
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,672,827
(Variable, U.S. SOFR + 1.59%), 5.50%, 05/20/30 144A ^	280,000	290,256
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,557,476
4.63%, 09/12/28 144A	375,000	374,293
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A Δ ^	375,000	319,756
(Variable, U.S. SOFR + 1.73%), 3.12%, 10/19/32 144A ^	875,000	754,168
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	620,317
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	1,000,000	1,120,571
Credit Agricole SA
4.38%, 03/17/25	275,000	273,730
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	1,775,000	1,737,528
4.13%, 01/10/27 144A	450,000	447,579
(Floating, U.S. SOFR + 1.21%), 6.30%, 09/11/28 144A †	900,000	904,391
(Variable, U.S. SOFR + 1.69%), 5.34%, 01/10/30 144A ^	950,000	977,910
	Par	Value
SNF Group SACA
3.13%, 03/15/27 144A	$675,000	$644,971
3.38%, 03/15/30 144A	680,000	613,483
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A Δ ^	950,000	963,434
TotalEnergies Capital International SA
2.83%, 01/10/30	20,000	18,842
		15,511,797
Germany — 0.3%
Deutsche Bank AG
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26^	1,800,000	1,814,738
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,639,327
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	435,925
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	900,000	916,212
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	800,000	814,411
(Variable, U.S. SOFR + 2.05%), 5.40%, 09/11/35^	300,000	302,051
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A Δ ^	1,200,000	1,258,548
		7,181,212
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	197,462
Hungary — 0.1%
Hungary Government International Bond
6.13%, 05/22/28	500,000	521,875
3.13%, 09/21/51	1,290,000	864,381
		1,386,256
Ireland — 0.1%
AerCap Ireland Capital DAC
6.50%, 07/15/25	290,000	293,022
2.45%, 10/29/26	800,000	768,532
3.00%, 10/29/28	800,000	755,959
3.30%, 01/30/32	275,000	248,276
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 144A	350,000	365,208
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	843,000	751,243
		3,182,240

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Israel — 0.1%
Israel Government International Bond
5.38%, 03/12/29	$2,000,000	$2,033,978
Italy — 0.2%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	4,400,000	4,622,658
Japan — 0.7%
Meiji Yasuda Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.03%), 5.80%, 09/11/54 144A ^	1,400,000	1,439,878
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,288,808
4.29%, 07/26/38Δ	30,000	29,052
Mizuho Financial Group, Inc.
(Variable, CME Term SOFR 3M + 1.09%), 2.23%, 05/25/26^	1,600,000	1,573,370
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28^	1,700,000	1,753,083
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30Δ ^	2,100,000	1,996,740
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.59%, 07/10/35^	1,800,000	1,899,753
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 04/16/54 144A ^	1,000,000	1,044,702
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	2,100,000	2,065,509
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	234,918
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	2,300,000	2,101,753
5.42%, 07/09/31	1,300,000	1,365,101
5.77%, 01/13/33Δ	1,740,000	1,872,229
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A	1,700,000	1,736,746
		20,401,642
Jersey — 0.0%
Aptiv PLC
3.10%, 12/01/51Δ	10,000	6,363
4.15%, 05/01/52	10,000	7,759
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	860,833	725,970
		740,092
Luxembourg — 0.0%
ArcelorMittal SA
7.00%, 10/15/39	10,000	11,365
	Par	Value
Mexico — 0.2%
Mexico City Airport Trust
3.88%, 04/30/28 144A	$360,000	$347,905
Mexico Government International Bond
4.75%, 04/27/32Δ	2,300,000	2,216,799
6.35%, 02/09/35	430,000	451,700
3.77%, 05/24/61	2,232,000	1,463,980
		4,480,384
Morocco — 0.0%
OCP SA
6.75%, 05/02/34 144A Δ	880,000	946,317
Netherlands — 0.7%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A ^	2,500,000	2,299,395
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A	865,000	922,990
Argentum Netherlands BV for Swiss Re, Ltd.
(Variable, ICE LIBOR USD 3M + 3.78%), 5.63%, 08/15/52^	900,000	914,452
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	2,300,000	2,319,211
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A Δ ^	2,200,000	2,285,055
Deutsche Telekom International Finance BV
8.75%, 06/15/30	55,000	66,430
Enel Finance International NV
5.00%, 06/15/32 144A	1,200,000	1,214,292
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,604,273
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	975,247
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35^	2,600,000	2,726,793
JDE Peet's NV
1.38%, 01/15/27 144A	475,000	443,674
NXP BV
2.70%, 05/01/25	1,700,000	1,676,852
3.88%, 06/18/26	1,500,000	1,488,060
3.40%, 05/01/30	250,000	236,221
2.50%, 05/11/31	200,000	175,325
Prosus NV
3.68%, 01/21/30 144A	200,000	188,681
3.83%, 02/08/51 144A	200,000	140,876

	Par	Value
Shell International Finance BV
4.55%, 08/12/43	$50,000	$47,161
4.38%, 05/11/45	580,000	527,298
4.00%, 05/10/46	120,000	102,771
		20,355,057
New Zealand — 0.1%
ANZ Bank New Zealand, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 07/10/34 144A ^	1,350,000	1,397,487
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	605,628
		2,003,115
Norway — 0.0%
Aker BP ASA
2.00%, 07/15/26 144A	438,000	419,593
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	600,000	614,300
4.50%, 04/16/50	250,000	184,387
6.85%, 03/28/54	240,000	243,533
		1,042,220
Peru — 0.0%
Peruvian Government International Bond
5.38%, 02/08/35	100,000	102,676
2.78%, 12/01/60	10,000	6,059
3.23%, 07/28/21~	50,000	30,045
		138,780
Poland — 0.0%
Republic of Poland Government International Bond
5.13%, 09/18/34	610,000	627,952
Qatar — 0.0%
Qatar Government International Bond
5.10%, 04/23/48	1,000,000	1,030,187
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,200,000	2,113,386
3.62%, 05/26/30(E) 144A	250,000	266,666
2.00%, 04/14/33(E)	2,400,000	2,083,283
6.38%, 01/30/34Δ	70,000	73,022
3.38%, 01/28/50(E) 144A	60,000	45,554
3.38%, 01/28/50(E)	70,000	53,147
		4,635,058
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
5.75%, 07/17/54 144A	290,000	294,214
	Par	Value
Singapore — 0.0%
Flex, Ltd.
4.88%, 06/15/29	$5,000	$5,004
Greenko Power II, Ltd.
4.30%, 12/13/28 144A Δ	173,500	163,666
		168,670
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	271,595
5.88%, 04/20/32Δ	360,000	359,473
7.30%, 04/20/52	370,000	368,572
		999,640
South Korea — 0.1%
Export-Import Bank of Korea
5.13%, 01/11/33	200,000	209,705
Korea Hydro & Nuclear Power Co., Ltd.
4.25%, 07/27/27 144A	250,000	250,515
LG Energy Solution, Ltd.
5.50%, 07/02/34 144A	1,300,000	1,338,944
		1,799,164
Spain — 0.1%
Banco Santander SA
2.75%, 05/28/25	600,000	590,892
3.31%, 06/27/29Δ	400,000	382,920
2.75%, 12/03/30	200,000	176,841
5.44%, 07/15/31	1,000,000	1,046,216
6.92%, 08/08/33	1,200,000	1,328,388
Telefonica Emisiones SA
7.05%, 06/20/36	30,000	34,578
		3,559,835
Supranational — 0.1%
African Export-Import Bank (The)
3.80%, 05/17/31(S) 144A	250,000	223,027
Asian Development Bank
6.55%, 01/26/25(S)	34,000,000	1,955,480
		2,178,507
Switzerland — 0.4%
UBS AG
2.95%, 04/09/25	375,000	371,328
UBS Group AG
4.55%, 04/17/26	250,000	250,735
(Variable, U.S. SOFR Index + 0.98%), 1.31%, 02/02/27 144A ^	400,000	382,748
4.28%, 01/09/28 144A	1,800,000	1,787,053
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	415,915
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	2,650,000	2,588,864
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	395,000	356,374

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	$600,000	$607,590
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	4,307,168
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ ^	220,000	260,004
(Variable, U.S. SOFR + 5.02%), 9.02%, 11/15/33 144A ^	700,000	885,074
		12,212,853
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34 144A	1,000,000	1,062,970
Adnoc Murban Rsc, Ltd.
4.25%, 09/11/29 144A Δ	2,500,000	2,496,484
		3,559,454
United Kingdom — 1.4%
Anglo American Capital PLC
5.75%, 04/05/34 144A	1,000,000	1,044,436
Barclays PLC
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	800,000	789,646
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%), 7.33%, 11/02/26^	525,000	538,873
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27Δ ^	1,900,000	1,968,612
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28Δ ^	1,000,000	1,080,288
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29Δ ^	1,500,000	1,516,954
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ Δ ^	650,000	644,981
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ Δ ^	350,000	369,052
British Telecommunications PLC
9.63%, 12/15/30	35,000	44,209
CK Hutchison International 23, Ltd.
4.75%, 04/21/28 144A	200,000	203,199
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	131,399
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26^	225,000	220,879
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	2,650,000	2,790,716
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	1,700,000	1,702,532
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30^	2,100,000	2,183,716
4.95%, 03/31/30	200,000	205,066
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,190,000	1,938,599
	Par	Value
(Variable, U.S. SOFR + 2.39%), 6.25%, 03/09/34^	$800,000	$874,232
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34Δ ^	1,980,000	2,274,229
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,382,088
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 01/05/28^	200,000	204,526
4.38%, 03/22/28	2,200,000	2,196,567
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	626,066
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A	775,000	807,181
Nationwide Building Society
4.85%, 07/27/27 144A Δ	650,000	661,587
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%), 7.47%, 11/10/26^	600,000	617,895
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	199,699
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30^	2,900,000	2,954,953
Royalty Pharma PLC
1.20%, 09/02/25Δ	1,000,000	968,874
5.40%, 09/02/34Δ	947,000	971,882
3.30%, 09/02/40	5,000	3,874
3.35%, 09/02/51	20,000	13,836
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	300,000	306,380
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28Δ ^	2,300,000	2,249,647
(Variable, U.S. SOFR Index + 1.55%), 4.86%, 09/11/30^	1,200,000	1,209,956
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,066,251
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	133,569
Vodafone Group PLC
4.25%, 09/17/50	25,000	20,874
5.88%, 06/28/64	1,300,000	1,341,861
		38,459,184
Total Foreign Bonds (Cost $206,844,522)		208,331,648
LOAN AGREEMENTS — 1.0%
AL GCX Holdings LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.87%, 05/17/29†	1,000,000	1,003,330
Alliant Holdings Intermediate LLC Initial Term Loan
0.00%, 09/19/31† Σ	550,000	547,541
Arcosa, Inc. Initial Term Loan
0.00%, 08/12/31† Σ	800,000	800,000

	Par	Value
Arsenal AIC Parent LLC 2024-A Refinancing Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.10%, 08/18/30†	$794,010	$794,407
Asurion LLC New B-12 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.10%, 09/19/30†	500,000	491,953
Bombardier Recreational Products, Inc. 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.60%, 12/13/29†	245,644	245,468
Boost Newco Borrower LLC USD Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.10%, 01/31/31†	750,000	751,249
Brown Group Holding LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 7.60%, 07/01/31†	274,105	273,838
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 7.81%, 07/01/31†	207,921	207,718
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 8.00%, 07/01/31†	438,167	437,740
Brown Group Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.60%, 07/01/31†	368,983	368,701
Capstone Acquisition Holdings, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 9.45%, 11/13/29†	459,748	456,300
Capstone Acquisition Holdings, Inc. 2024-A DDTL Loan
0.00%, 11/13/29†	40,252	40,101
Century De Buyer LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.26%, 10/30/30†	547,250	547,020
Champions Holdco, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.75%), 9.85%, 02/23/29†	550,000	530,978
Citadel Securities LP Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.10%, 07/29/30†	990,067	990,572
Citco Funding LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 6M + 2.75%, 0.50% Floor), 7.31%, 04/27/28†	794,010	799,223
	Par	Value
Claudius Finance Parent S.a r.l. Facility B
(Floating, ICE EURIBOR USD 3M + 3.50%), 7.20%, 07/10/28†	$1,000,000	$1,115,922
Concentra Health Services, Inc. Term Loan B
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.10%, 07/26/31†	1,300,000	1,299,187
CP Atlas Buyer, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.70%, 11/23/27†	147,399	145,726
CPI Holdco B LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.85%, 05/17/31†	400,000	398,606
Drive Bidco B.V. Facility B
(Floating, ICE Euribor USD 6M + 4.50%), 8.13%, 07/23/31†	1,000,000	1,118,716
Eisner Advisory Group LLC February 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.85%, 02/28/31†	297,754	299,138
EMRLD Borrower LP Initial Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.56%, 05/31/30†	992,500	991,766
EyeCare Partners LLC Tranche A Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.75%), 11.03%, 08/31/28†	122,535	123,608
EyeCare Partners LLC Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.61%), 9.99%, 11/30/28†	508,620	369,385
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 1.00% Floor), 10.51%, 03/30/27†	475,133	470,902
GFL Environmental, Inc. 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%, 0.50% Floor), 7.32%, 07/03/31†	700,000	700,126
HighTower Holding LLC Amendment No. 7 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.50%), 8.75%, 08/21/28†	148,480	148,735
HV Eight LLC Loan
(Floating, ICE USD CHECK + 3.50%, 1.00% Floor), 7.43%, 12/22/25† †††	849,893	946,058

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
ISolved, Inc. Term B-1 Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.35%, 10/15/30†	$497,503	$500,075
NA Rail Hold Co. LLC Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 8.87%, 10/19/26†	791,709	797,647
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.46%, 09/18/26†	8,651	8,659
Osaic Holdings, Inc. Term B-3 Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 8.85%, 08/17/28†	349,125	345,796
Peer Holding III B.V. Term Loan B5
(Floating, ICE CME Term SOFR USD 6M + 3.00%), 8.09%, 07/01/31†	1,300,000	1,305,687
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.15%), 8.50%, 01/26/27† †††	1,052,792	1,046,264
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.15%), 8.50%, 01/26/27† †††	300,637	300,217
Southern Veterinary Partners LLC 2024-2 New Term Loan
(Floating, ICE CME Term SOFR USD 6M + 3.75%, 1.00% Floor), 8.00%, 10/05/27†	399,000	400,247
Summit Materials LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.05%, 01/12/29†	1,295,744	1,302,625
TransDigm, Inc. Tranche L Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.32%, 01/19/32†	300,000	299,156
TripAdvisor, Inc. Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.60%, 07/08/31†	1,300,000	1,299,590
UGI Energy Services LLC 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 7.35%, 02/22/30†	1,293,418	1,296,186
VFH Parent LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.60%, 06/21/31†	250,000	250,625
Waystar Technologies, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.60%, 10/22/29†	379,615	380,328
	Par	Value
WhiteWater DBR Holdco LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 7.35%, 03/03/31†	$500,000	$499,922
Total Loan Agreements (Cost $27,425,752)		27,447,038
MORTGAGE-BACKED SECURITIES — 41.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 6.30%, 09/15/34 144A †	1,200,000	1,171,433
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	635,053
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 5.27%, 03/17/39(U) †	339,218	444,546
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 5.35%, 09/25/46†	135,249	128,881
Angel Oak Mortgage Trust, Series 2021-6, Class A1
1.46%, 09/25/66 144A	1,265,150	1,060,838
Angel Oak Mortgage Trust, Series 2024-2, Class A3
(Step to 6.34% on 02/25/28), 6.25%, 01/25/69 144A STEP	905,529	917,829
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,197,062
ATLX Trust, Series 2024-RPL1, Class A1
(Step to 4.58% on 09/25/28), 3.85%, 04/25/64 144A STEP	994,581	964,955
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	1,750,000	1,350,702
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 6.26%, 09/15/38 144A †	2,300,000	2,205,707
Banc of America Funding Trust, Series 2005-D, Class A1
5.59%, 05/25/35† γ	140,229	130,384
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
6.63%, 07/25/34† γ	12,738	12,310
BANK, Series 2022-BNK40, Class A4
3.51%, 03/15/64† γ	2,100,000	1,953,863

	Par	Value
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	$1,000,000	$983,288
BANK, Series 2023-BNK46, Class A4
5.75%, 08/15/56	1,450,000	1,566,657
BANK5, Series 2023-5YR4, Class A3
6.50%, 12/15/56	259,684	277,293
BANK5, Series 2023-5YR4, Class AS
7.27%, 12/15/56	400,000	431,950
BANK5, Series 2024-5YR7, Class A3
5.77%, 06/15/57	1,325,000	1,387,935
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	864,000	749,384
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,557,007
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,690,616
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 6.02%, 03/15/37 144A †	650,000	615,387
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 6.27%, 03/15/37 144A †	525,000	481,670
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,722,571
BBCMS Mortgage Trust, Series 2023-5C23, Class AS
7.70%, 12/15/56† γ	650,000	709,254
BBCMS Mortgage Trust, Series 2023-C21, Class AS
6.51%, 09/15/56† γ	675,000	732,099
BBCMS Mortgage Trust, Series 2024-5C29, Class AS
5.63%, 09/15/57	1,100,000	1,129,945
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	901,723
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	743,864
BCAP LLC Trust, Series 2006-AA2, Class A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor), 5.31%, 01/25/37†	2,076,861	1,904,840
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
5.45%, 05/25/35† γ	43,873	41,728
	Par	Value
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.37%, 02/25/33† γ	$255	$254
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.52%, 01/26/36† γ	158,203	119,172
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,745,216
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	1,028,644
BINOM Securitization Trust, Series 2022-INV1, Class A1
4.44%, 08/25/57 144A	814,088	800,300
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 6.44%, 03/15/41 144A †	1,300,000	1,297,778
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43†††	374,250	407,252
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43†††	375,750	408,884
BMO Mortgage Trust, Series 2022-C3, Class A5
5.31%, 09/15/54	275,000	287,634
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	2,100,000	2,328,631
BMO Mortgage Trust, Series 2024-5C3, Class C
7.09%, 02/15/57† γ	750,000	780,050
BMP, Series 2024-MF23, Class B
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 6.74%, 06/15/41 144A †	1,000,000	998,658
BRAVO Residential Funding Trust, Series 2022-R1, Class A
(Step to 6.13% on 03/03/25), 3.13%, 01/29/70 144A STEP	1,426,583	1,416,888
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1
(Step to 6.94% on 02/25/28), 5.94%, 12/01/63 144A STEP	1,252,360	1,277,839
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 04/25/28), 6.39%, 03/25/64 144A STEP	539,723	547,801
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 04/25/28), 6.50%, 03/25/64 144A STEP	539,723	547,801

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 6.46%, 09/15/36 144A †	$2,300,000	$2,154,952
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 5.94%, 10/15/36 144A †	1,552,304	1,542,524
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 6.86%, 09/15/36 144A †	1,350,000	1,337,074
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.79%, 08/15/39 144A †	750,000	752,280
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 7.24%, 08/15/39 144A †	600,000	602,094
BX Trust, Series 2023-DELC, Class B
(Floating, CME Term SOFR 1M + 3.34%, 3.34% Floor), 8.44%, 05/15/38 144A †	500,000	505,605
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 7.04%, 07/15/29 144A †	300,000	300,603
BX Trust, Series 2024-VLT4, Class C
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 7.24%, 07/15/29 144A †	350,000	349,911
CFMT LLC, Series 2022-HB8, Class M2
3.75%, 04/25/25 144A	2,500,000	2,442,151
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	350,000	359,516
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	499,034
Chase Home Lending Mortgage Trust, Series 2024-3, Class A7
6.00%, 02/25/55 144A † γ	150,000	153,258
Chase Home Lending Mortgage Trust, Series 2024-7, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 8.00% Cap), 6.58%, 06/25/55 144A †	2,590,292	2,582,444
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A
3.25%, 08/25/64 144A † γ	1,942,201	1,769,837
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A
3.25%, 09/25/64 144A † γ	2,169,534	1,971,585
	Par	Value
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.07%, 02/19/34† γ	$102,093	$100,325
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	337,248
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.18% Floor), 6.39%, 10/15/36 144A †	2,300,000	2,280,508
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A
6.57%, 07/10/28 144A † γ	900,000	945,793
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 09/25/25), 6.17%, 09/25/62 144A STEP	994,421	995,115
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.35%, 8.00% Cap), 6.63%, 07/25/54 144A †	2,592,594	2,594,956
COLT Mortgage Loan Trust, Series 2021-2, Class A1
0.92%, 08/25/66 144A	881,358	738,058
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.87% on 10/25/27), 7.18%, 09/25/68 144A STEP	1,347,923	1,380,557
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.87% on 10/25/27), 7.58%, 09/25/68 144A STEP	673,962	691,582
COLT Mortgage Loan Trust, Series 2024-3, Class A1
(Step to 7.39% on 06/25/28), 6.39%, 06/25/69 144A STEP	1,941,209	1,989,022
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,136,699	2,130,993
COMM Mortgage Trust, Series 2024-277P, Class A
6.34%, 08/10/44 144A	1,275,000	1,340,835
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.92%, 06/15/41 144A †	2,050,000	2,045,776
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.83%, 10/25/41 144A †	240,876	241,975
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.93%, 12/25/41 144A †	245,000	246,965

	Par	Value
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.90%), 9.18%, 04/25/43 144A †	$229,179	$245,725
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 8.36%, 06/25/43 144A †	200,000	210,033
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.55%), 8.83%, 10/25/43 144A †	1,340,000	1,406,987
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 7.98%, 01/25/44 144A †	1,775,000	1,820,452
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.08%, 01/25/44 144A †	450,000	454,364
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.50%, 2.50% Floor), 7.78%, 02/25/44 144A †	650,000	663,623
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.08%, 02/25/44 144A †	1,425,000	1,434,807
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 2.80%), 8.06%, 03/25/44 144A †	1,375,000	1,405,938
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.95%), 7.21%, 03/25/44 144A †	525,000	528,305
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.93%, 05/25/44 144A †	550,000	552,752
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.20% Floor), 6.28%, 07/25/44 144A †	779,836	780,811
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.70%, 1.90% Floor), 6.98%, 07/25/44 144A †	400,000	401,425
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.94%, 09/25/44 144A † †††	975,000	979,707
	Par	Value
CRSNT Trust, Series 2021-MOON, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.82% Floor), 6.03%, 04/15/36 144A †	$2,500,000	$2,433,687
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	715,942
CSMC Trust, Series 2010-16, Class B9
3.19%, 06/25/50 144A † γ	1,719,566	1,495,895
CSMC Trust, Series 2021-RPL4, Class A1
4.07%, 12/27/60 144A † γ	2,554,825	2,547,740
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	1,071,087	1,032,756
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 6.61%, 07/15/38 144A †	2,600,000	2,361,247
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 6.28%, 06/15/34 144A †	1,021,149	956,699
DC Trust, Series 2024-HLTN, Class A
5.93%, 04/13/28 144A † γ	750,000	767,827
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.57%, 02/25/36† γ	471,561	307,583
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	4,350,000	3,880,169
Ellington Financial Mortgage Trust, Series 2021-2, Class A3
1.29%, 06/25/66 144A	879,931	736,339
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, CME Term SOFR 1M + 0.87%, 0.76% Floor), 5.97%, 10/15/38 144A †	1,099,978	1,091,795
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 5.25%, 06/15/44(U) †	373,313	496,041
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.29%, 07/15/38 144A †	5,969,937	5,967,286
Federal Home Loan Mortgage Corporation
5.50%, 02/01/27	2,712	2,746
7.50%, 11/01/29	989	1,025
7.50%, 12/01/29	971	1,011
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 7.36%, 07/01/31†	1,712	1,748
7.50%, 11/01/31	5,288	5,273

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.98%, 1.98% Floor, 10.60% Cap), 7.35%, 04/01/32†	$160	$163
5.00%, 08/01/33	1,499	1,539
5.00%, 09/01/33	240	247
5.00%, 10/01/33	804	825
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.28% Cap), 6.66%, 03/01/34†	383	394
5.00%, 12/01/34	14,439	14,828
5.00%, 07/01/35	1,125	1,155
5.00%, 11/01/35	1	1
5.00%, 12/01/35	3,339	3,434
5.00%, 02/01/37	4,134	4,265
4.00%, 02/01/41	12,633	12,510
5.00%, 06/01/41	836	863
3.50%, 11/01/42	90,562	86,358
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%, 1.29% Floor, 7.20% Cap), 2.17%, 03/01/47†	262,979	252,358
3.50%, 04/01/47	3,595,381	3,418,313
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.62%, 1.62% Floor, 7.87% Cap), 2.93%, 11/01/47†	197,298	197,718
4.50%, 08/01/48	466,093	468,184
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48†	737,427	720,262
3.00%, 02/01/49	792,619	732,184
3.50%, 07/01/49	88,285	83,485
3.00%, 09/01/49	1,569,400	1,440,233
4.50%, 09/01/49	222,852	221,547
4.50%, 12/01/49	288,858	287,064
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 02/01/50†	100,930	99,687
4.00%, 03/01/50	3,061,234	2,978,848
4.50%, 03/01/50	6,988,637	6,961,322
4.50%, 05/01/50	166,234	164,917
2.50%, 11/01/50	105,794	93,025
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 7.64% Cap), 2.64%, 12/01/50†	276,610	261,652
3.00%, 12/01/50	2,299,113	2,107,108
2.50%, 02/01/51	883,844	769,517
2.00%, 03/01/51	5,331,072	4,447,155
2.00%, 05/01/51	5,853,209	4,868,956
2.50%, 05/01/51	7,497,687	6,558,279
2.50%, 07/01/51	93,492	78,037
2.50%, 08/01/51	12,290,843	10,780,644
2.50%, 09/01/51	1,547,886	1,351,305
2.00%, 03/01/52	311,956	258,431
	Par	Value
4.50%, 03/01/52	$199,831	$196,720
3.00%, 04/01/52	872,796	785,124
3.00%, 07/01/52	1,583,547	1,425,116
6.00%, 11/01/52	990,976	1,029,886
6.00%, 01/01/53	1,715,518	1,774,965
5.00%, 03/01/53	784,330	785,229
5.00%, 04/01/53	2,265,647	2,267,287
5.50%, 04/01/53	188,746	191,041
4.50%, 05/01/53	5,465,388	5,443,205
5.50%, 06/01/53	1,366,579	1,385,468
5.50%, 08/01/53	8,778,384	8,893,974
5.50%, 09/01/53	13,370,717	13,533,450
6.00%, 09/01/53	5,826,391	6,021,465
6.50%, 12/01/53	1,849,879	1,923,973
5.50%, 05/01/54	3,813,875	3,859,188
6.50%, 06/01/54	8,005,803	8,411,946
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 5.96%, 06/15/37†	35,069	34,826
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 5.91%, 07/15/40†	99,349	98,812
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 5.82%, 08/15/40†	408,328	404,443
(Floating, U.S. 30-Day Average SOFR + 0.46%), 5.82%, 10/15/40†	358,788	355,383
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.80%), 10.08%, 10/25/50 144A †	540,000	616,683
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.93%, 01/25/34 144A †	95,821	96,319
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.78%, 03/25/42 144A †	357,000	374,632

	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA2, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.20%), 6.48%, 05/25/44 144A †	$1,969,931	$1,971,175
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.53%, 03/25/44 144A †	750,166	750,659
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.53%, 03/25/44 144A †	1,351,328	1,364,016
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.28%, 03/25/44 144A †	525,000	528,515
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA2, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.53%, 08/25/44 144A † †††	4,313,750	4,319,433
Federal National Mortgage Association
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.59%, 07/01/27†	1,532	1,514
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.76% Cap), 6.74%, 08/01/27†	719	720
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.35% Cap), 6.31%, 11/01/27 CONV †	1,111	1,094
4.76%, 06/01/29	900,000	925,776
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.63%, 12/01/30 CONV †	932	937
4.50%, 04/01/31	10,327	10,421
4.50%, 05/01/31	39,956	40,294
4.50%, 06/01/31	12,290	12,398
4.50%, 11/01/31	18,571	18,777
4.50%, 12/01/31	27,069	27,336
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 6.29%, 06/01/32†	4,415	4,419
	Par	Value
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.20% Cap), 4.45%, 08/01/32†	$4,316	$4,217
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.52%, 05/01/33†	3,373	3,297
3.50%, 05/01/34	51,927	50,378
3.50%, 12/01/34	11,441	11,193
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 5.80%, 12/01/34†	9,415	9,515
3.50%, 01/01/35	11,737	11,481
(Floating, Enterprise 11th District COFI Index + 1.30%, 1.30% Floor, 10.55% Cap), 4.54%, 11/01/35†	1,399	1,357
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.83%, 1.83% Floor, 8.96% Cap), 7.01%, 11/01/35†	6,613	6,781
5.50%, 04/01/36	939	945
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.94% Floor, 12.81% Cap), 4.69%, 05/01/36†	6,466	6,382
3.50%, 02/01/37	54,315	53,006
3.50%, 03/01/37	40,561	39,761
3.50%, 12/01/37	67,195	64,898
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 10.70% Cap), 5.16%, 12/01/37†	3,597	3,557
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 6.31%, 01/01/38†	1,086	1,083
3.50%, 08/01/39	43,886	42,813
3.50%, 02/01/40	120,470	116,646
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.67% Cap), 6.56%, 06/01/40†	7,108	7,183
6.56%, 10/01/40†	17,834	17,934
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 6.34%, 11/01/40†	2,560	2,555
4.50%, 04/01/41	44,404	44,929
4.50%, 08/01/41	15,354	15,536
3.50%, 09/01/42	14,258	13,597
4.00%, 10/01/42	50,332	49,550
2.50%, 11/01/42	8,542	7,648
4.00%, 11/01/42	115,726	113,929
2.50%, 12/01/42	4,638	4,145
3.00%, 12/01/42	6,002	5,590
2.50%, 01/01/43	6,338	5,664
3.00%, 01/01/43	125,763	117,379
3.50%, 01/01/43	460,883	439,484

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.50%, 02/01/43	$6,863	$6,131
2.50%, 03/01/43	579,903	516,617
3.00%, 03/01/43	86,882	80,698
2.50%, 04/01/43	720,292	644,509
3.00%, 04/01/43	131,987	122,482
2.50%, 05/01/43	10,223	9,055
3.00%, 05/01/43	79,228	73,509
2.50%, 06/01/43	12,256	10,968
3.00%, 06/01/43	27,166	25,205
3.00%, 07/01/43	215,726	200,156
2.50%, 08/01/43	114,114	101,847
4.00%, 08/01/43	54,292	53,448
4.50%, 09/01/43	55,625	55,886
2.50%, 10/01/43	19,758	17,689
4.50%, 10/01/43	49,532	49,761
4.50%, 11/01/43	30,681	30,824
4.50%, 12/01/43	53,764	54,015
4.50%, 01/01/44	28,359	28,492
4.50%, 04/01/45	208,662	210,834
4.50%, 05/01/45	25,640	25,889
4.50%, 06/01/45	190,697	191,305
4.00%, 08/01/45	1,515,520	1,491,048
3.00%, 11/01/45	429,609	395,964
4.50%, 11/01/46	165,700	165,922
5.00%, 11/01/46	298,984	303,578
4.50%, 01/01/47	17,569	17,610
4.50%, 03/01/47	232,277	233,749
4.50%, 06/01/47	184,834	184,901
4.50%, 07/01/47	356,593	356,569
3.50%, 09/01/47	7,236,654	6,766,128
3.50%, 10/01/47	8,359,836	7,823,161
3.50%, 11/01/47	11,032,343	10,321,833
4.50%, 11/01/47	91,906	91,972
3.50%, 12/01/47	10,691,121	10,009,178
4.00%, 12/01/47	172,099	168,501
4.00%, 01/01/48	163,469	159,966
4.00%, 02/01/48	617,577	603,490
4.00%, 03/01/48	430,450	419,683
4.00%, 06/01/48	256,123	250,635
4.00%, 07/01/48	509,077	497,072
3.50%, 08/01/48	2,205,475	2,066,123
4.00%, 08/01/48	1,237,590	1,210,566
4.50%, 09/01/48	238,704	239,477
5.00%, 09/01/48	119,796	124,561
5.00%, 11/01/48	1,080,440	1,108,432
4.50%, 01/01/49	199,478	198,658
4.50%, 02/01/49	43,675	43,474
4.50%, 05/01/49	672,282	669,259
4.50%, 06/01/49	432,478	429,718
4.50%, 07/01/49	338,026	336,526
4.50%, 09/01/49	53,360	52,929
3.00%, 12/01/49	535,892	491,370
4.50%, 01/01/50	4,843	4,774
4.50%, 03/01/50	4,190	4,144
4.50%, 05/01/50	535,668	533,143
2.50%, 06/01/50	701,825	617,149
4.50%, 06/01/50	54,485	54,206
	Par	Value
4.50%, 07/01/50	$26,807	$26,553
2.50%, 09/01/50	2,475,151	2,183,185
2.00%, 10/01/50	5,448,307	4,544,356
2.50%, 10/01/50	85,969	73,055
2.00%, 11/01/50	6,353,565	5,289,088
2.50%, 11/01/50	914,929	803,123
4.50%, 12/01/50	396,883	395,373
2.50%, 01/01/51	1,840,056	1,602,037
2.50%, 02/01/51	45,444	39,961
4.50%, 02/01/51	1,168,865	1,154,924
2.50%, 03/01/51	140,971	124,107
2.00%, 04/01/51	1,047,607	871,543
2.00%, 05/01/51	4,577,474	3,808,156
2.50%, 05/01/51	88,465	73,426
2.50%, 09/01/51	176,233	154,963
2.50%, 10/01/51	696,802	612,139
2.50%, 11/01/51	728,735	639,955
2.50%, 01/01/52	87,116	73,705
2.00%, 04/01/52	8,331,353	6,901,493
3.00%, 04/01/52	801,229	722,725
2.00%, 05/01/52	874,435	724,770
3.00%, 05/01/52	3,700,307	3,323,210
3.00%, 06/01/52	875,906	787,820
3.00%, 07/01/52	677,748	609,728
4.00%, 09/01/52	881,490	848,047
5.50%, 09/01/52	1,732,052	1,779,179
4.00%, 12/01/52	380,050	365,534
6.00%, 12/01/52	835,133	868,085
5.00%, 04/01/53	1,362,473	1,363,785
5.50%, 04/01/53	2,569,122	2,615,698
4.00%, 05/01/53	936,328	899,695
5.00%, 05/01/53	11,954,294	11,979,955
5.00%, 06/01/53	1,258,408	1,267,082
5.00%, 08/01/53	917,491	918,327
6.50%, 09/01/53	1,006,917	1,040,455
5.50%, 10/01/53	7,277,610	7,378,305
6.50%, 10/01/53	1,814,897	1,872,070
6.00%, 11/01/53	23,885,470	24,428,308
6.50%, 11/01/53	1,633,214	1,684,437
6.50%, 12/01/53	4,673,530	4,821,937
5.50%, 06/01/54	1,197,558	1,211,848
6.00%, 06/01/54	2,941,579	3,038,864
6.00%, 09/01/54	2,694,825	2,778,983
4.00%, 02/01/56	238,496	232,421
5.50%, 09/01/56	341,288	357,424
4.00%, 01/01/57	155,872	150,358
4.00%, 06/01/57	230,068	221,644
4.50%, 09/01/57	365,011	362,430
4.50%, 08/01/58	96,901	96,216
2.50%, 09/01/61	80,528	67,171
Federal National Mortgage Association ACES, Series 2020-M33
2.35%, 01/25/31† IO γ	6,923,722	477,256

	Par	Value
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 5.91%, 10/18/30†	$2,586	$2,581
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	94,187	97,192
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	8,608	9,423
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	29,217	32,287
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	518	534
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	146,925	4,833
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	792,270	806,049
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
1.08%, 05/25/29† IO γ	1,833	65
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	975,378
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,631,597
FHLMC Multifamily Structured Pass-Through Certificates, Series K-164
0.47%, 05/25/34† IO γ	216	6
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	622,210
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.40%, 07/25/26† IO γ	1,273	22
FHLMC Multifamily Structured Pass-Through Certificates, Series K741
0.65%, 12/25/27† IO γ	1,310	20
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 6.03%, 02/25/33†	644,293	649,715
	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.52%, 07/25/44†	$195,993	$187,253
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.77%, 06/25/34† γ	68,783	68,211
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	2,124,263	2,032,250
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	491,738	490,399
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	1,475,214	1,470,110
GCAT Trust, Series 2024-NQM2, Class A1
(Step to 7.36% on 06/25/28), 6.09%, 06/25/59 144A STEP	1,603,007	1,627,442
Government National Mortgage Association
7.00%, 01/15/26	175	175
7.00%, 07/15/27	2,494	2,513
7.00%, 01/15/28	5,019	5,046
7.00%, 03/15/28	6,561	6,664
7.00%, 07/15/28	591	593
6.50%, 08/15/28	438	457
7.00%, 08/15/28	421	423
7.50%, 08/15/28	2,281	2,299
6.50%, 09/15/28	994	1,030
7.00%, 10/15/28	5,892	5,921
7.50%, 03/15/29	2,682	2,741
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 11/20/29†	5,872	5,834
8.50%, 11/20/30	2,724	2,882
6.50%, 08/15/31	5,849	6,065
7.50%, 08/15/31	1,405	1,416
6.50%, 10/15/31	13,076	13,541
6.00%, 11/15/31	38,582	40,254
6.00%, 12/15/31	3,944	4,149
6.00%, 01/15/32	30,957	31,958
6.00%, 02/15/32	24,354	24,784
6.50%, 02/15/32	4,449	4,527
6.00%, 04/15/32	20,387	20,833
6.50%, 06/15/32	19,184	19,871
6.50%, 08/15/32	18,064	18,543
6.50%, 09/15/32	22,571	23,404
6.00%, 10/15/32	30,758	32,635
5.50%, 11/15/32	2,825	2,914
6.00%, 11/15/32	18,901	19,423
6.00%, 12/15/32	9,030	9,396
5.50%, 01/15/33	952	974

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
6.00%, 01/15/33	$8,833	$9,284
5.50%, 02/15/33	4,507	4,668
6.00%, 02/15/33	8,845	9,331
5.50%, 03/15/33	4,525	4,585
6.50%, 04/15/33	47,505	49,629
6.00%, 06/15/33	13,038	13,401
5.50%, 07/15/33	5,037	5,187
5.50%, 08/15/33	2,204	2,283
5.50%, 09/15/33	908	931
6.00%, 10/15/33	12,230	12,514
6.50%, 10/15/33	35,706	36,985
5.50%, 04/15/34	2,280	2,333
5.50%, 05/15/34	1,921	1,989
6.50%, 08/15/34	21,143	22,149
5.50%, 09/15/34	21,320	22,044
5.50%, 12/15/34	20,291	21,015
5.50%, 01/15/35	17,532	18,158
4.00%, 10/20/40	2,010	1,996
3.00%, 09/15/42	168,905	157,951
3.00%, 10/15/42	78,087	72,531
3.00%, 11/15/42	33,768	31,170
4.00%, 08/20/43	118,333	117,101
3.00%, 01/15/45	542,750	499,304
3.50%, 04/15/45	181,453	174,615
4.00%, 05/20/45	10,045	9,876
4.00%, 10/20/45	72,656	71,585
4.50%, 05/20/48	421,679	422,013
3.50%, 06/15/48	84,710	81,549
5.00%, 07/20/48	95,314	96,947
4.50%, 08/20/48	1,056,134	1,056,481
5.00%, 08/20/48	109,023	110,656
4.50%, 09/20/48	725,218	725,457
5.00%, 10/20/48	458,705	466,215
5.00%, 11/20/48	801,582	812,147
4.50%, 12/20/48	414,690	414,763
5.00%, 12/20/48	469,304	476,481
4.50%, 01/20/49	1,513,688	1,513,796
5.00%, 01/20/49	1,440,693	1,460,946
4.00%, 02/20/49	817,501	797,687
4.50%, 02/20/49	168,820	168,824
5.00%, 02/20/49	33,611	34,052
4.00%, 03/20/49	476,783	465,786
4.50%, 03/20/49	120,647	120,655
5.00%, 03/20/49	152,960	155,016
3.00%, 08/20/49	1,175,001	1,079,739
5.00%, 08/20/49	2,303,686	2,338,911
4.50%, 10/20/49	144,773	144,513
5.00%, 11/20/49	191,589	194,785
3.50%, 02/20/50	527,434	500,897
3.00%, 03/20/50	6,530,746	5,981,537
3.50%, 05/15/50	73,062	69,507
2.50%, 09/20/51	353,169	306,787
2.50%, 10/20/51	838,171	729,806
2.50%, 11/20/51	523,127	457,096
3.00%, 11/20/51	765,113	698,093
2.50%, 12/20/51	1,138,664	991,448
3.00%, 12/20/51	779,097	710,999
	Par	Value
4.50%, 09/20/52	$9,674,973	$9,569,257
3.50%, 02/20/53	1,758,348	1,658,854
5.00%, 11/01/53 TBA	2,615,000	2,618,574
7.00%, 02/20/54	915,352	939,218
2.00%, 10/01/54 TBA	5,000,000	4,240,229
2.50%, 10/01/54 TBA	9,000,000	7,933,013
3.50%, 10/01/54 TBA	1,000,000	939,605
5.50%, 10/01/54 TBA	10,970,000	11,077,352
6.00%, 10/01/54 TBA	4,000,000	4,068,394
6.50%, 10/01/54 TBA	4,000,000	4,093,165
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 5.38%, 05/20/37†	40,832	40,785
Government National Mortgage Association, Series 2014-17
3.54%, 06/16/48† γ	3,689	3,549
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 6.02%, 05/20/65†	948,259	946,527
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 5.90%, 05/20/65†	229,924	229,424
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 6.04%, 06/20/65†	1,362,758	1,360,605
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 6.05%, 06/20/65†	697,530	696,216
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.07%, 06/20/65†	1,459,960	1,458,180
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.07%, 07/20/65†	1,589,708	1,587,348
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 5.91%, 06/20/65†	80,263	80,160
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.07%, 07/20/65†	200,199	199,934
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.07%, 08/20/65†	230,441	230,054

	Par	Value
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.07%, 09/20/65†	$265,530	$265,124
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 6.09%, 09/20/65†	297,206	296,735
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 5.99%, 10/20/65†	634,211	633,882
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 6.15%, 08/20/61†	1,383	1,383
Government National Mortgage Association, Series 2017-H15
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 6.72%, 07/20/67†	862,080	876,471
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	3,601,405	3,028,305
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.33%, 01/25/37†	244,626	219,617
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 08/10/50	850,000	816,338
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,231,538	1,958,322
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.20%, 09/25/35† γ	126,119	120,759
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 8.83%, 07/09/25 144A †	1,211,424	1,216,131
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 5.69%, 10/25/34†	5,158	5,010
IndyMac ARM Trust, Series 2001-H2, Class A1
5.96%, 01/25/32† γ	2,490	2,424
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,689,917
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B
(Floating, CME Term SOFR 1M + 1.11%, 1.11% Floor), 6.20%, 04/15/37 144A †	1,147,128	1,108,994
	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A
3.02%, 01/05/39 144A	$1,277,000	$1,177,046
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
5.80%, 10/05/39 144A † γ	1,350,000	1,384,513
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.74%, 02/25/35† γ	8,779	8,286
JP Morgan Mortgage Trust, Series 2021-12, Class A6
2.50%, 02/25/52 144A † γ	1,618,868	1,507,313
JP Morgan Mortgage Trust, Series 2021-13, Class A6
2.50%, 04/25/52 144A † γ	722,684	672,966
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A †	1,825,798	1,710,024
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	850,773	715,888
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,840,134	1,618,284
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,789,353	1,625,351
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	1,630,257	1,599,537
JP Morgan Mortgage Trust, Series 2024-1, Class A2
6.00%, 06/25/54 144A † γ	1,980,542	1,997,810
JP Morgan Mortgage Trust, Series 2024-4, Class A5A
6.00%, 10/25/54 144A	725,000	745,533
JP Morgan Mortgage Trust, Series 2024-5, Class A6
6.00%, 11/25/54 144A	955,626	965,154
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A1
(Step to 6.85% on 08/25/28), 5.85%, 11/25/64 144A STEP	1,485,032	1,506,802
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A2
(Step to 7.11% on 08/25/28), 6.11%, 11/25/64 144A STEP	990,021	1,004,653
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	135,289	134,166
KIND Commercial Mortgage Trust, Series 2024-1, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.99%, 08/15/29 144A †	1,000,000	1,003,550

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	$2,300,000	$1,804,034
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1
(Step to 5.75% on 06/25/25), 4.75%, 07/25/61 144A STEP	471,654	468,689
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 5.65% on 09/25/25), 4.65%, 11/25/60 144A STEP	972,937	974,245
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,600,000	1,602,796
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 8.31%, 01/01/29 144A †	197,103	196,904
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, SONIA Interest Rate + 0.28%), 5.26%, 01/01/61(U) †	375,554	489,755
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, SONIA Interest Rate + 0.72%), 5.70%, 01/01/61(U) †	290,539	383,956
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,851,379
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 5.35%, 04/15/47(U) †	354,516	466,833
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
6.43%, 11/21/34† γ	61,640	58,740
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
6.17%, 05/25/34† γ	27,992	27,089
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.25%, 07/25/59 144A	86,055	83,906
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	808,117
Mill City Securities, Ltd., Series 2024-RS1, Class A1
(Step to 6.00% on 11/01/27), 3.00%, 11/01/69 144A STEP	1,050,000	971,191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,384,163
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	107,841	107,256
	Par	Value
Morgan Stanley Capital I Trust, Series 2018-L1, Class AS
4.64%, 10/15/51	$1,550,000	$1,528,065
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.51%, 04/05/42 144A † γ	1,600,000	1,352,310
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.92%, 04/15/55† γ	1,475,000	1,387,033
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 5.53%, 10/25/35†	43,748	43,209
New Residential Mortgage Loan Trust, Series 2022-NQM5, Class A2
(Step to 6.39% on 11/25/24), 6.50%, 11/25/52 144A STEP	365,623	367,791
NYMT Loan Trust, Series 2021-SP1, Class A1
(Step to 5.67% on 09/25/25), 4.67%, 08/25/61 144A STEP	851,295	844,859
NYMT Loan Trust, Series 2022-SP1, Class A1
(Step to 8.25% on 08/25/25), 5.25%, 07/25/62 144A STEP	2,985,567	3,101,037
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.31%, 11/15/38 144A †	2,300,000	2,235,504
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 5.62%, 06/25/57 144A †	618,384	605,066
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.75% on 09/25/26), 5.70%, 08/25/62 144A STEP	1,636,649	1,633,112
OBX Trust, Series 2022-NQM8, Class A2
(Step to 6.20% on 10/25/26), 6.10%, 09/25/62 144A STEP	398,220	399,036
OBX Trust, Series 2022-NQM9, Class A1A
(Step to 6.47% on 12/25/26), 6.45%, 09/25/62 144A STEP	123,717	124,872
OBX Trust, Series 2022-NQM9, Class A2
(Step to 6.47% on 12/25/26), 6.45%, 09/25/62 144A STEP	1,113,453	1,120,812
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A † γ	343,099	345,434
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	1,267,713	1,281,602

	Par	Value
OBX Trust, Series 2024-NQM1, Class A2
(Step to 7.25% on 01/25/28), 6.25%, 11/25/63 144A STEP	$109,286	$110,529
OBX Trust, Series 2024-NQM10, Class A2
(Step to 7.33% on 07/25/28), 6.33%, 05/25/64 144A STEP	1,721,850	1,749,563
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 02/25/28), 5.88%, 12/25/63 144A STEP	1,657,045	1,693,333
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 03/25/28), 6.43%, 12/25/63 144A STEP	857,983	868,569
OBX Trust, Series 2024-NQM4, Class A1
(Step to 7.07% on 03/25/28), 6.07%, 01/25/64 144A STEP	1,466,421	1,489,805
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 03/25/28), 6.22%, 01/25/64 144A STEP	916,513	927,575
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 04/25/28), 6.29%, 03/25/28 144A STEP	449,699	455,712
OBX Trust, Series 2024-NQM6, Class A3
(Step to 7.85% on 05/25/28), 6.85%, 02/25/64 144A STEP	324,989	331,881
OBX Trust, Series 2024-NQM8, Class A1
(Step to 7.23% on 06/25/28), 6.23%, 05/25/64 144A STEP	1,888,113	1,922,393
OBX Trust, Series 2024-NQM8, Class A3
(Step to 7.59% on 06/25/28), 6.59%, 05/25/64 144A STEP	236,014	240,210
OBX Trust, Series 2024-NQM9, Class A2
(Step to 7.46% on 07/25/28), 6.28%, 01/25/64 144A STEP	1,190,839	1,208,638
OBX Trust, Series 2024-NQM9, Class A3
(Step to 7.66% on 07/25/28), 6.44%, 01/25/64 144A STEP	1,190,839	1,209,619
One Bryant Park Trust, Series 2019-OBP, Class A
2.52%, 09/15/54 144A	2,670,000	2,379,374
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.16%, 01/15/36 144A †	1,725,000	1,649,652
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.75% on 10/25/24), 5.12%, 05/25/65 144A STEP	971,695	970,654
	Par	Value
PRET Trust, Series 2024-RPL2, Class A1
4.08%, 06/25/64 144A † γ	$693,827	$666,496
PRPM LLC, Series 2024-4, Class A1
(Step to 9.41% on 09/25/27), 6.41%, 08/25/29 144A STEP	294,261	298,038
PRPM LLC, Series 2024-5, Class A1
(Step to 8.69% on 10/25/27), 5.69%, 09/25/29 144A STEP	1,000,000	1,006,007
PRPM LLC, Series 2024-RPL2, Class A2
(Step to 4.50% on 06/25/28), 3.50%, 05/25/54 144A STEP	1,140,000	1,066,956
Residential Mortgage Loan Trust, Series 2019-2, Class B1
4.71%, 05/25/59 144A	700,000	690,820
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 3.64%, 12/15/43(E) †	526,056	571,957
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 5.26%, 12/15/43(U) †	131,514	172,254
Ripon Mortgages PLC, Series 1RA, Class A
(Floating, SONIA Interest Rate + 0.70%), 5.68%, 08/28/56(U) 144A †	2,641,206	3,533,943
Ripon Mortgages PLC, Series 1RA, Class C
(Floating, SONIA Interest Rate + 1.15%), 6.13%, 08/28/56(U) 144A †	3,100,000	4,145,917
SCG Mortgage Trust, Series 2024-MSP, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 6.84%, 04/15/41 144A †	1,050,000	1,045,027
Sequoia Mortgage Trust, Series 2024-5, Class A5
6.00%, 06/25/54 144A † γ	358,103	363,033
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 5.72%, 04/19/27†	35,094	34,120
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	775,000	674,236
SREIT Trust, Series 2021-IND, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.91%, 10/15/38 144A †	2,300,000	2,281,267
Station Place Securitization Trust, Series 2024-SP1, Class A1
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 6.51%, 08/12/25 144A † †††	1,300,000	1,300,000

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Station Place Securitization Trust, Series 2024-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 6.81%, 07/12/26 144A † †††	$1,300,000	$1,300,000
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 5.58%, 07/19/35†	24,227	22,680
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.05% Floor), 6.31%, 04/15/34 144A †	850,395	843,407
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 7.28%, 05/15/37 144A †	850,000	853,194
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 5.61%, 09/25/43†	2,103	2,010
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.59%, 04/25/45† γ	12,516	12,137
Towd Point Mortgage Trust, Series 2024-A, Class A
7.51%, 11/01/40	748,873	757,485
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.80%, 12/10/33 144A † γ	1,610,000	1,704,914
Uniform Mortgage Backed Securities
2.00%, 11/01/52 TBA	28,340,000	23,470,138
2.50%, 11/01/52 TBA	3,270,000	2,826,253
3.00%, 11/01/52 TBA	12,830,000	11,530,446
4.00%, 11/01/52 TBA	62,530,000	60,107,587
4.50%, 12/01/52 TBA	75,000,000	73,814,920
2.50%, 10/01/53 TBA	42,700,000	36,863,801
3.00%, 10/01/53 TBA	50,008,964	44,890,801
3.50%, 10/01/53 TBA	19,000,000	17,695,151
4.50%, 10/01/53 TBA	5,000,000	4,915,917
5.00%, 10/01/53 TBA	14,813,955	14,806,432
5.50%, 10/01/53 TBA	8,550,000	8,650,341
4.50%, 11/01/53 TBA	8,895,000	8,748,890
5.00%, 11/01/53 TBA	152,090,045	152,024,694
5.50%, 11/01/53 TBA	59,100,000	59,788,964
6.00%, 10/01/54 TBA	20,000,000	20,443,703
6.50%, 10/01/54 TBA	5,000,000	5,155,247
6.00%, 11/01/54 TBA	17,300,000	17,681,776
6.50%, 11/01/54 TBA	3,700,000	3,812,859
	Par	Value
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A †	$1,860,459	$1,749,857
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,621,692	2,211,548
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A †	1,884,341	1,764,989
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,819,709	1,531,578
Verus Securitization Trust, Series 2021-7, Class A1
(Step to 2.83% on 12/25/25), 1.83%, 10/25/66 144A STEP	862,770	775,142
Verus Securitization Trust, Series 2022-6, Class A3
(Step to 4.92% on 07/25/26), 4.91%, 06/25/67 144A STEP	1,935,552	1,922,788
Verus Securitization Trust, Series 2022-8, Class A2
(Step to 6.10% on 08/25/25), 6.13%, 09/25/67 144A STEP	821,744	823,088
Verus Securitization Trust, Series 2022-INV1, Class A1
(Step to 5.83% on 09/25/26), 5.04%, 08/25/67 144A STEP	79,593	79,238
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.90% on 11/25/27), 7.42%, 10/25/68 144A STEP	820,872	841,088
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 02/25/28), 6.12%, 01/25/69 144A STEP	821,710	834,700
Verus Securitization Trust, Series 2024-4, Class A1
(Step to 7.22% on 06/25/28), 6.22%, 06/25/69 144A STEP	1,811,317	1,846,555
Verus Securitization Trust, Series 2024-5, Class A1
(Step to 7.19% on 07/25/28), 6.19%, 06/25/69 144A STEP	2,111,290	2,153,261
Vista Point Securitization Trust, Series 2024-CES2, Class A1
(Step to 6.25% on 10/25/28), 5.25%, 10/25/54 144A STEP	850,000	856,971
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.53%, 02/25/33† γ	1,292	1,247

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.52%, 06/25/42†	$2,387	$2,210
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 5.75%, 01/25/45†	412,820	395,009
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 5.55%, 10/25/45†	236,833	232,511
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.37%, 02/25/37† γ	92,799	81,478
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.24%, 02/25/37† γ	59,314	54,270
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 5.88%, 04/25/47†	202,354	180,142
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 5.51%, 07/25/45†	182,934	176,545
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 5.55%, 07/25/45†	53,683	52,309
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
6.40%, 12/28/37† γ	111,025	101,615
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	117,686
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	282,035	273,897
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	1,350,000	1,190,923
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4
4.00%, 04/15/55	1,075,000	1,034,144
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
5.48%, 07/15/35 144A † γ	1,750,000	1,764,158
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class B
5.93%, 07/15/35 144A † γ	$1,075,000	$1,083,781
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class A12
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.79%, 08/15/41 144A †	1,700,000	1,702,433
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class B12
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 7.39%, 08/15/41 144A †	800,000	799,558
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	25,137	23,258
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,345,744
Total Mortgage-Backed Securities (Cost $1,190,306,627)		1,181,765,071
MUNICIPAL BONDS — 0.3%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	819,396
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	220,000	243,046
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,185,000	1,296,369
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series A
6.90%, 12/01/40	659,803	754,788
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series B
6.90%, 12/01/40	281,388	321,198
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,281,004
Maryland State Economic Development Corporation Revenue Bonds
4.79%, 11/30/29	435,000	442,631
4.83%, 11/30/30	335,000	340,846
4.93%, 11/30/31	400,000	408,466
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	65,000	60,517
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	295,059

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	$235,000	$208,911
State of California, General Obligation
7.55%, 04/01/39	410,000	515,969
State of Illinois, General Obligation
5.10%, 06/01/33	381,177	387,406
6.63%, 02/01/35	418,846	448,779
7.35%, 07/01/35	365,357	401,642
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	861,100
Total Municipal Bonds (Cost $9,083,948)		9,087,127

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/06/2026 GBP, Strike Price $3.25, Expires 03/06/25 (GSC)	1	$20,900,000	32,818
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/10/2026 GBP, Strike Price $3.25, Expires 03/10/25 (GSC)	1	31,800,000	52,030
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/11/2026 GBP, Strike Price $3.25, Expires 03/11/25 (GSC)	1	20,900,000	34,539
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/12/2026 GBP, Strike Price $3.25, Expires 03/12/25 (GSC)	1	31,800,000	53,080
	Number of Contracts	Notional Amount	Value
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/13/2026 GBP, Strike Price $3.25, Expires 03/13/25 (GSC)	1	$31,300,000	$52,760
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/18/2026 GBP, Strike Price $3.25, Expires 03/18/25 (GSC)	1	51,800,000	91,582
Total Purchased Options (Premiums paid $0)			316,809

	Par
U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Bill
5.06%, 10/03/24Ω Δ	$29,000,000	28,992,444
U.S. Treasury Bonds
4.25%, 05/15/39	4,300,000	4,447,141
4.38%, 11/15/39	7,070,000	7,398,783
1.38%, 11/15/40	32,300,000	21,931,195
1.88%, 02/15/41	6,800,000	4,989,367
4.75%, 02/15/41‡‡	1,900,000	2,070,629
2.25%, 05/15/41	4,080,100	3,163,831
3.13%, 11/15/41	3,580,000	3,164,944
2.38%, 02/15/42	2,800,000	2,181,812
3.25%, 05/15/42Δ	6,900,000	6,137,631
2.75%, 08/15/42	10,430,000	8,597,416
2.75%, 11/15/42	7,050,000	5,783,478
2.88%, 05/15/43Δ	3,200,000	2,657,750
3.63%, 02/15/44	5,700,000	5,262,703
3.38%, 05/15/44‡‡	3,200,000	2,844,500
3.13%, 08/15/44	4,800,000	4,094,813
3.00%, 11/15/44	3,100,000	2,587,531
2.88%, 08/15/45	700,000	569,160
3.00%, 02/15/49	300,000	242,965
2.88%, 05/15/49Δ	6,200,000	4,896,426
2.25%, 08/15/49Δ	5,000,000	3,465,820
2.38%, 11/15/49Δ	3,800,000	2,701,785
1.38%, 08/15/50Δ	4,900,000	2,700,742
1.63%, 11/15/50	9,200,000	5,413,266
		107,303,688

	Par	Value
U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/25‡‡	$23,528,388	$23,373,175
1.50%, 02/15/53	8,374,199	7,579,054
0.38%, 01/15/27	4,075,635	3,960,441
0.13%, 04/15/27	1,815,853	1,748,434
0.50%, 01/15/28Δ	2,805,374	2,716,887
		39,377,991
U.S. Treasury Inflationary Index Notes
0.25%, 01/15/25	265,598	262,343
0.13%, 04/15/25	29,237,698	28,718,248
0.38%, 07/15/25	265,274	261,495
0.13%, 10/15/25	3,273,048	3,209,787
1.25%, 04/15/28	3,072,515	3,044,263
2.13%, 04/15/29Δ	6,711,672	6,899,969
0.63%, 07/15/32	19,811,031	18,558,259
1.13%, 01/15/33	13,727,220	13,251,149
1.38%, 07/15/33	341,771	337,071
1.75%, 01/15/34	6,344,212	6,417,972
1.88%, 07/15/34Δ	15,437,114	15,820,801
		96,781,357
U.S. Treasury Notes
0.75%, 08/31/26Δ	24,830,000	23,505,572
2.63%, 05/31/27‡‡	4,310,000	4,205,617
4.63%, 06/15/27	14,140,000	14,523,603
0.50%, 06/30/27	26,870,000	24,724,598
2.75%, 02/15/28‡‡	1,400,000	1,363,551
1.25%, 03/31/28‡‡	510,000	471,381
1.25%, 05/31/28	13,250,000	12,198,022
4.63%, 09/30/28	1,000,000	1,038,965
4.50%, 05/31/29Δ	12,000,000	12,482,109
1.50%, 02/15/30	12,210,000	10,966,106
3.63%, 03/31/30	2,241,300	2,243,314
0.63%, 05/15/30Δ	14,260,000	12,112,366
3.75%, 06/30/30Δ	9,990,000	10,057,511
4.63%, 04/30/31	9,430,000	9,964,121
3.38%, 05/15/33	2,000,000	1,944,961
4.38%, 05/15/34‡‡	5,000,000	5,237,891
		147,039,688
U.S. Treasury Strips
3.27%, 11/15/29Ω	7,660,800	6,351,072
3.26%, 08/15/30Ω	1,540,000	1,237,547
3.27%, 11/15/30Ω	1,540,000	1,224,814
3.26%, 11/15/31Ω	1,540,000	1,176,658
3.26%, 05/15/32Ω	3,306,100	2,474,328
3.21%, 08/15/33Ω	1,540,000	1,091,677
2.22%, 02/15/40Ω ‡‡	2,790,000	1,451,168
2.18%, 08/15/41Ω	1,080,000	521,234
	Par	Value
1.97%, 05/15/52Ω ‡‡	$40,250,000	$12,819,683
2.42%, 08/15/53Ω Δ	19,000,000	5,943,890
2.35%, 11/15/53Ω	16,400,000	5,145,627
2.27%, 02/15/54Ω	5,130,000	1,584,042
2.34%, 05/15/54Ω	19,000,000	5,850,857
2.25%, 08/15/54Ω	5,120,000	1,557,714
		48,430,311
Total U.S. Treasury Obligations (Cost $475,644,300)		467,925,479

	Shares
PREFERRED STOCK — 0.0%
Jackson Financial, Inc.
8.00% ◊ (Cost $150,000)	6,000	160,320
MONEY MARKET FUNDS — 18.1%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø §	36,672,768	36,672,768
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø ∞	95,951,373	95,951,373
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	378,021,442	378,021,442
Total Money Market Funds (Cost $510,645,583)		510,645,583

	Par
REPURCHASE AGREEMENTS — 9.4%
Citigroup Global Markets, Inc.
4.96% (dated 09/30/24, due 10/01/24, repurchase price $20,902,880, collateralized by U.S. Treasury Notes, 1.250%, due 12/31/26, total market value $21,277,022)	$20,900,000	20,900,000

4.96% (dated 09/30/24, due 10/02/24, repurchase price $124,034,169, collateralized by U.S. Treasury Notes, 1.250%, due 12/31/26, total market value $126,338,786)	124,000,000	124,000,000

4.99% (dated 09/30/24, due 10/02/24, repurchase price $100,028, collateralized by U.S. Treasury Notes, 4.250%, due 03/15/27, total market value $102,633)	100,000	100,000

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Deutsche Bank Securities, Inc.
4.93% (dated 09/30/24, due 10/01/24, repurchase price $100,055, collateralized by U.S. Treasury Notes, 4.375%, due 05/15/34, total market value $100,545)	$100,000	$100,000
JPMorgan Securities LLC
4.96% (dated 09/30/24, due 10/01/24, repurchase price $121,266,795, collateralized by U.S. Treasury Inflation Index Bonds, 2.375%, due 01/15/25, total market value $123,063,709)	121,200,000	121,200,000
Total Repurchase Agreements (Cost $266,300,000)		266,300,000
TOTAL INVESTMENTS —125.6% (Cost $3,566,474,989)		3,548,865,770

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 11/2024, Strike Price $117.00, Expires 10/25/24 (JPM)	(6)	$(685,687)	(375)
Euro-Bobl, Strike Price $120.25, Expires 10/25/24 (JPM)	(2)	(240,100)	(902)
			(1,277)
Call Swaptions — (0.0)%
Pay 1.812% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2028 USD, Strike Price $1.81, Expires 09/20/27 (JPM)	(1)	(34,820,000)	(68,481)
Pay 1.82% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2028 USD, Strike Price $1.82, Expires 09/20/27 (JPM)	(1)	(34,820,000)	(69,041)
Pay 2.1% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 10/16/2029 EUR, Strike Price $2.10, Expires 10/14/24 (RBC)	(1)	(400,000)	(454)
	Number of Contracts	Notional Amount	Value
Pay 2.26% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 10/18/2034 EUR, Strike Price $2.26, Expires 10/16/24 (JPM)	(1)	$(100,000)	$(218)
Pay 2.29% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 10/28/2034 EUR, Strike Price $2.29, Expires 10/24/24 (BNP)	(1)	(200,000)	(862)
Pay 2.36% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 10/07/2029 EUR, Strike Price $2.36, Expires 10/03/24 (BAR)	(1)	(700,000)	(5,611)
Pay 2.975% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/15/2034 USD, Strike Price $2.98, Expires 10/10/24 (GSC)	(1)	(700,000)	(49)
Pay 2.985% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/17/2034 USD, Strike Price $2.99, Expires 10/15/24 (JPM)	(1)	(700,000)	(199)
Pay 2.995% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/17/2034 USD, Strike Price $3.00, Expires 10/15/24 (JPM)	(1)	(1,200,000)	(383)

	Number of Contracts	Notional Amount	Value
Pay 3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/17/2034 USD, Strike Price $3.00, Expires 10/15/24 (JPM)	(1)	$(300,000)	$(102)
Pay 3.046% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/23/2034 USD, Strike Price $3.05, Expires 10/21/24 (MSCS)	(1)	(900,000)	(998)
Pay 3.05% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/11/2034 USD, Strike Price $3.05, Expires 10/09/24 (GSC)	(1)	(1,900,000)	(321)
Pay 3.063% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/23/2034 USD, Strike Price $3.06, Expires 10/21/24 (GSC)	(1)	(1,100,000)	(1,408)
Pay 3.065% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/08/2034 USD, Strike Price $3.07, Expires 10/04/24 (JPM)	(1)	(2,900,000)	(35)
Pay 3.115% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/30/2034 USD, Strike Price $3.12, Expires 10/28/24 (GSC)	(1)	(1,900,000)	(5,430)
	Number of Contracts	Notional Amount	Value
Pay 3.131% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/29/2034 USD, Strike Price $3.13, Expires 10/25/24 (GSC)	(1)	$(1,500,000)	$(4,172)
Pay 3.145% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/30/2034 USD, Strike Price $3.15, Expires 10/28/24 (UBS)	(1)	(700,000)	(2,422)
Pay 3.243% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/06/2035 GBP, Strike Price $3.24, Expires 03/06/25 (GSC)	(1)	(2,300,000)	(27,028)
Pay 3.245% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/12/2035 GBP, Strike Price $3.25, Expires 03/12/25 (GSC)	(1)	(3,500,000)	(42,956)
Pay 3.25% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/11/2035 GBP, Strike Price $3.25, Expires 03/11/25 (GSC)	(1)	(2,300,000)	(28,393)
Pay 3.25% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/13/2035 GBP, Strike Price $3.25, Expires 03/13/25 (GSC)	(1)	(3,500,000)	(43,748)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 3.25% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/18/2035 GBP, Strike Price $3.25, Expires 03/18/25 (GSC)	(1)	$(5,700,000)	$(73,422)
Pay 3.255% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/10/2035 GBP, Strike Price $3.26, Expires 03/10/25 (GSC)	(1)	(3,500,000)	(43,459)
Pay 3.54% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/03/2034 GBP, Strike Price $3.54, Expires 10/03/24 (JPM)	(1)	(600,000)	(232)
			(419,424)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 11/2024, Strike Price $112.00, Expires 10/25/24 (JPM)	(6)	(685,688)	(375)
Euro-Bobl, Strike Price $118.75, Expires 10/25/24 (JPM)	(2)	(240,100)	(189)
			(564)
Put Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 10/15/2034 USD, Strike Price $3.38, Expires 10/10/24 (GSC)	(1)	(700,000)	(1,889)
Pay 1-Day SOFR (Annually); Receive 3.385% (Annually); Interest Rate Swap Maturing 10/17/2034 USD, Strike Price $3.39, Expires 10/15/24 (JPM)	(1)	(700,000)	(2,399)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.395% (Annually); Interest Rate Swap Maturing 10/17/2034 USD, Strike Price $3.40, Expires 10/15/24 (JPM)	(1)	$(1,200,000)	$(3,784)
Pay 1-Day SOFR (Annually); Receive 3.4% (Annually); Interest Rate Swap Maturing 10/17/2034 USD, Strike Price $3.40, Expires 10/15/24 (JPM)	(1)	(300,000)	(907)
Pay 1-Day SOFR (Annually); Receive 3.446% (Annually); Interest Rate Swap Maturing 10/23/2034 USD, Strike Price $3.45, Expires 10/21/24 (MSCS)	(1)	(900,000)	(2,569)
Pay 1-Day SOFR (Annually); Receive 3.45% (Annually); Interest Rate Swap Maturing 10/11/2034 USD, Strike Price $3.45, Expires 10/09/24 (GSC)	(1)	(1,900,000)	(1,943)
Pay 1-Day SOFR (Annually); Receive 3.463% (Annually); Interest Rate Swap Maturing 10/23/2034 USD, Strike Price $3.46, Expires 10/21/24 (GSC)	(1)	(1,100,000)	(2,763)
Pay 1-Day SOFR (Annually); Receive 3.465% (Annually); Interest Rate Swap Maturing 10/30/2034 USD, Strike Price $3.47, Expires 10/28/24 (GSC)	(1)	(1,900,000)	(6,313)

	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.481% (Annually); Interest Rate Swap Maturing 10/29/2034 USD, Strike Price $3.48, Expires 10/25/24 (GSC)	(1)	$(1,500,000)	$(3,964)
Pay 1-Day SOFR (Annually); Receive 3.495% (Annually); Interest Rate Swap Maturing 10/30/2034 USD, Strike Price $3.50, Expires 10/28/24 (UBS)	(1)	(700,000)	(1,917)
Pay 1-Day SOFR (Annually); Receive 3.515% (Annually); Interest Rate Swap Maturing 10/08/2034 USD, Strike Price $3.52, Expires 10/04/24 (JPM)	(1)	(2,900,000)	(134)
Pay 1-Day SOFR (Annually); Receive 4.312% (Annually); Interest Rate Swap Maturing 09/22/2028 USD, Strike Price $4.31, Expires 09/20/27 (JPM)	(1)	(34,820,000)	(100,066)
Pay 1-Day SOFR (Annually); Receive 4.32% (Annually); Interest Rate Swap Maturing 09/22/2028 USD, Strike Price $4.32, Expires 09/20/27 (JPM)	(1)	(34,820,000)	(99,543)
Pay 1-Day SONIA (Annually); Receive 3.85% (Annually); Interest Rate Swap Maturing 10/03/2034 GBP, Strike Price $3.85, Expires 10/03/24 (JPM)	(1)	(600,000)	(1)
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2.39% (Annually); Interest Rate Swap Maturing 10/16/2029 EUR, Strike Price $2.39, Expires 10/14/24 (RBC)	(1)	$(400,000)	$(127)
Pay 6-Month EURIBOR (Semiannually); Receive 2.49% (Annually); Interest Rate Swap Maturing 10/18/2034 EUR, Strike Price $2.49, Expires 10/16/24 (JPM)	(1)	(100,000)	(94)
Pay 6-Month EURIBOR (Semiannually); Receive 2.53% (Annually); Interest Rate Swap Maturing 10/28/2034 EUR, Strike Price $2.53, Expires 10/24/24 (BNP)	(1)	(200,000)	(216)
			(228,629)
Total Written Options (Premiums received $ (434,185))			(649,894)

	Par
TBA SALE COMMITMENTS — (1.0)%
Government National Mortgage Association 3.00%, 10/01/51 TBA	$(3,000,000)	(2,736,090)
Uniform Mortgage Backed Securities 3.50%, 11/01/52 TBA	(100,000)	(93,207)
Uniform Mortgage Backed Securities 4.00%, 10/01/53 TBA	(7,000,000)	(6,723,078)
Uniform Mortgage Backed Securities 5.00%, 11/01/53 TBA	(9,000,000)	(8,996,133)
Government National Mortgage Association 4.50%, 10/01/54 TBA	(7,000,000)	(6,912,642)
Uniform Mortgage Backed Securities 2.00%, 10/01/53 TBA	(1,000,000)	(826,874)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association 5.00%, 10/01/54 TBA	$(3,000,000)	$(3,005,272)
Total TBA Sale Commitments (Proceeds $(29,369,676))		(29,293,296)
Liabilities in Excess of Other Assets — (24.6)%		(693,814,399)
NET ASSETS — 100.0%		$2,825,108,181
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2024	1	$151,700	$1,545
30-Year Euro Buxl	12/2024	(4)	(606,800)	(5,760)
Euro-Bund	12/2024	(198)	(29,736,868)	(405,251)
Euro-OAT	12/2024	(1)	(141,192)	(805)
10-Year Japanese Treasury Bond	12/2024	(17)	(17,109,410)	(36,234)
3-Month CME SOFR	12/2024	116	27,628,300	71,050
10-Year Bond	12/2024	113	10,444,844	81,438
10-Year U.S. Treasury Note	12/2024	150	17,142,187	(296,578)
U.S. Treasury Long Bond	12/2024	513	63,708,187	(391,642)
Ultra 10-Year U.S. Treasury Note	12/2024	(100)	(11,829,688)	239
Ultra 10-Year U.S. Treasury Note	12/2024	606	71,687,906	(231,396)
Ultra Long U.S. Treasury Bond	12/2024	814	108,338,313	(819,150)
Long GILT	12/2024	(1)	(131,596)	791
Long GILT	12/2024	37	4,869,052	(99,040)
2-Year U.S. Treasury Note	12/2024	225	46,854,493	53,820
2-Year U.S. Treasury Note	12/2024	560	116,615,625	(210,376)
5-Year U.S. Treasury Note	12/2024	1,406	154,495,234	289,313
5-Year U.S. Treasury Note	12/2024	967	106,256,680	(353,556)
3-Month CME SOFR	03/2025	116	27,828,400	126,150
3-Month CME SOFR	06/2025	116	27,980,650	143,552
3-Month CME SOFR	09/2025	157	37,990,075	250,413
3-Month CME SOFR	12/2025	157	38,046,987	233,950
3-Month CME SOFR	03/2026	157	38,072,500	213,900
3-Month SONIA SO3	03/2026	90	29,043,569	(18,914)
3-Month CME SOFR	06/2026	116	28,137,250	92,800
3-Month CME SOFR	09/2026	116	28,135,800	79,750
Total Futures Contracts outstanding at September 30, 2024			$923,872,198	$(1,229,991)
Forward Foreign Currency Contracts outstanding at September 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/24	Japanese Yen	555,295,858	U.S. Dollars	3,507,128	CITI	$367,219
10/18/24	U.S. Dollars	3,472,413	Mexican Pesos	64,536,757	CITI	204,447
10/02/24	Brazilian Reals	23,337,124	U.S. Dollars	4,170,919	JPM	112,930
01/03/25	Brazilian Reals	23,651,200	U.S. Dollars	4,207,313	BNP	83,823
10/02/24	Brazilian Reals	37,003,381	U.S. Dollars	6,711,499	GSC	80,979
10/18/24	British Pounds	3,740,721	U.S. Dollars	4,922,265	GSC	78,845

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/24	Australian Dollars	4,953,021	U.S. Dollars	3,349,000	DEUT	$78,037
11/04/24	U.S. Dollars	11,798,044	Canadian Dollars	15,838,464	HSBC	76,928
10/02/24	U.S. Dollars	11,780,579	Canadian Dollars	15,840,054	SC	68,461
10/18/24	South African Rand	16,791,159	U.S. Dollars	916,848	BAR	53,419
10/18/24	South African Rand	14,131,394	U.S. Dollars	772,220	UBS	44,354
10/18/24	U.S. Dollars	993,877	Mexican Pesos	18,752,832	GSC	44,284
10/02/24	Euro	8,063,000	U.S. Dollars	8,934,376	JPM	40,953
10/18/24	Chinese Offshore Yuan	20,032,880	U.S. Dollars	2,825,990	CITI	37,758
04/02/25	U.S. Dollars	9,511,534	Brazilian Reals	53,000,000	GSC	37,439
11/25/24	Turkish Lira	37,504,485	U.S. Dollars	994,550	JPM	36,160
10/02/24	New Zealand Dollars	2,799,245	U.S. Dollars	1,742,257	BNP	36,103
10/25/24	Chinese Offshore Yuan	11,061,748	U.S. Dollars	1,547,916	BNP	34,389
11/04/24	U.S. Dollars	8,755,151	Euro	7,825,305	BNP	30,876
10/02/24	U.S. Dollars	3,716,758	Swiss Francs	3,122,567	UBS	27,306
10/02/24	Polish Zloty	3,307,728	U.S. Dollars	833,405	GSC	25,968
10/18/24	Australian Dollars	1,230,000	U.S. Dollars	826,059	CITI	24,565
11/29/24	Turkish Lira	27,922,992	U.S. Dollars	739,857	BAR	24,116
12/18/24	Norwegian Kroner	11,997,084	U.S. Dollars	1,114,000	DEUT	23,323
11/19/24	Turkish Lira	27,993,815	U.S. Dollars	751,693	BAR	22,778
10/09/24	Norwegian Kroner	5,354,599	U.S. Dollars	485,669	MLIB	21,787
11/21/24	Turkish Lira	23,292,440	U.S. Dollars	621,372	JPM	21,608
10/02/24	U.S. Dollars	17,707,341	Euro	15,888,305	MSCS	21,274
12/18/24	U.S. Dollars	817,599	Mexican Pesos	15,921,000	GSC	19,002
10/02/24	Brazilian Reals	3,610,000	U.S. Dollars	645,201	CITI	17,464
05/08/25	Turkish Lira	16,662,849	U.S. Dollars	374,909	JPM	16,378
11/26/24	Turkish Lira	17,805,492	U.S. Dollars	472,708	BAR	16,084
11/12/24	Turkish Lira	12,091,091	U.S. Dollars	324,811	BAR	12,287
10/18/24	U.S. Dollars	814,160	Japanese Yen	115,075,858	CITI	11,266
10/25/24	Chinese Offshore Yuan	3,623,000	U.S. Dollars	507,145	GSC	11,100
10/23/24	Indonesian Rupiahs	10,115,131,503	U.S. Dollars	655,356	HSBC	10,392
11/04/24	New Zealand Dollars	2,799,245	U.S. Dollars	1,768,734	BAR	9,827
10/03/24	Turkish Lira	11,385,705	U.S. Dollars	322,044	BAR	9,798
12/18/24	Canadian Dollars	3,051,406	U.S. Dollars	2,251,485	UBS	9,430
10/23/24	Indonesian Rupiahs	7,783,754,698	U.S. Dollars	503,904	GSC	8,399
10/16/24	Indonesian Rupiahs	5,638,431,863	U.S. Dollars	363,717	MSCS	7,788
10/24/24	Indian Rupees	381,972,070	U.S. Dollars	4,545,460	SC	7,712
10/04/24	Turkish Lira	8,381,951	U.S. Dollars	236,461	BAR	7,565
10/16/24	Indonesian Rupiahs	5,509,349,861	U.S. Dollars	355,505	HSBC	7,495
12/18/24	British Pounds	841,043	U.S. Dollars	1,117,000	UBS	7,223
12/18/24	Euro	4,100,723	U.S. Dollars	4,572,819	MSCS	6,856
10/25/24	Polish Zloty	1,739,818	U.S. Dollars	445,495	JPM	6,263
12/18/24	U.S. Dollars	147,404	Mexican Pesos	2,816,000	BNP	6,154
10/18/24	U.S. Dollars	350,358	Israeli Shekels	1,286,549	JPM	5,089
12/18/24	Australian Dollars	1,621,703	U.S. Dollars	1,117,000	UBS	5,070
12/19/24	Turkish Lira	18,440,914	U.S. Dollars	489,344	JPM	4,614
10/25/24	Chinese Offshore Yuan	2,086,331	U.S. Dollars	294,393	JPM	4,042
12/17/24	Turkish Lira	22,234,611	U.S. Dollars	592,923	JPM	3,928
11/18/24	U.S. Dollars	2,572,558	Taiwan Dollars	80,868,361	MSCS	3,503
11/04/24	U.S. Dollars	8,781,671	British Pounds	6,566,000	HSBC	3,503
10/18/24	Euro	2,670,000	U.S. Dollars	2,971,066	CITI	3,498
10/25/24	Turkish Lira	35,028,930	U.S. Dollars	993,038	BAR	3,120
05/06/25	Turkish Lira	2,902,226	U.S. Dollars	65,160	JPM	3,116
11/05/24	U.S. Dollars	1,007,150	Japanese Yen	143,559,966	UBS	2,975
02/13/25	Mexican Pesos	9,946,392	U.S. Dollars	491,629	DEUT	2,928
11/04/24	Polish Zloty	1,770,581	U.S. Dollars	456,709	HSBC	2,920
02/11/25	Mexican Pesos	4,508,700	U.S. Dollars	221,450	GSC	2,802

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/24	Polish Zloty	1,186,739	U.S. Dollars	305,467	UBS	$2,729
10/18/24	Polish Zloty	1,246,756	U.S. Dollars	321,079	DEUT	2,704
11/06/24	Turkish Lira	2,558,601	U.S. Dollars	69,105	JPM	2,698
11/07/24	Turkish Lira	2,415,481	U.S. Dollars	65,160	JPM	2,553
12/18/24	Euro	1,015,000	Swiss Francs	948,710	UBS	2,517
12/11/24	Mexican Pesos	3,659,279	U.S. Dollars	181,592	BNP	2,156
11/26/24	Turkish Lira	2,465,620	U.S. Dollars	65,575	JPM	2,111
10/18/24	Euro	2,738,309	U.S. Dollars	3,049,107	BNP	1,557
10/18/24	U.S. Dollars	49,576	Israeli Shekels	179,000	GSC	1,538
12/18/24	Norwegian Kroner	11,829,628	U.S. Dollars	1,120,000	UBS	1,448
10/24/24	Turkish Lira	8,836,129	U.S. Dollars	250,486	JPM	1,082
10/15/24	Indonesian Rupiahs	774,150,000	U.S. Dollars	50,000	GSC	1,015
10/16/24	Indonesian Rupiahs	814,509,991	U.S. Dollars	52,654	JPM	1,012
12/18/24	U.S. Dollars	1,117,000	Japanese Yen	158,640,249	DEUT	953
10/02/24	U.S. Dollars	318,000	Norwegian Kroner	3,345,887	HSBC	943
10/16/24	Indonesian Rupiahs	744,580,537	U.S. Dollars	48,182	GSC	877
10/24/24	Indian Rupees	25,685,202	U.S. Dollars	305,409	GSC	763
11/04/24	U.S. Dollars	181,075	Danish Kroner	1,205,430	JPM	714
10/18/24	U.S. Dollars	88,465	Israeli Shekels	328,000	BNP	440
11/04/24	U.S. Dollars	1,822,113	Singapore Dollars	2,336,887	HSBC	415
10/02/24	U.S. Dollars	195,362	Danish Kroner	1,306,875	JPM	206
10/02/24	U.S. Dollars	58,973	Norwegian Kroner	620,164	MSCS	206
12/18/24	U.S. Dollars	1,116,830	Swiss Francs	936,637	DEUT	191
11/04/24	U.S. Dollars	184,125	Danish Kroner	1,229,588	MSCS	149
11/18/24	Taiwan Dollars	1,619,806	U.S. Dollars	51,328	UBS	131
11/04/24	U.S. Dollars	86,489	Danish Kroner	577,385	BNP	99
10/18/24	Euro	60,000	U.S. Dollars	66,762	MLIB	82
11/04/24	U.S. Dollars	14,314	Norwegian Kroner	150,829	HSBC	16
Subtotal Appreciation						$2,051,025
12/18/24	Mexican Pesos	15,536	U.S. Dollars	794	UBS	$(15)
11/20/24	U.S. Dollars	4,677	Chinese Offshore Yuan	33,000	HSBC	(53)
10/18/24	U.S. Dollars	867,243	Indian Rupees	72,740,000	CITI	(63)
10/18/24	Israeli Shekels	185,000	U.S. Dollars	49,803	JPM	(155)
11/18/24	U.S. Dollars	17,083	Taiwan Dollars	543,826	GSC	(193)
10/02/24	U.S. Dollars	141,633	Danish Kroner	950,505	MSCS	(307)
10/02/24	U.S. Dollars	117,390	Danish Kroner	788,654	SC	(381)
10/18/24	Polish Zloty	1,675,982	U.S. Dollars	435,639	JPM	(387)
12/18/24	British Pounds	835,036	U.S. Dollars	1,117,000	DEUT	(805)
10/18/24	Swiss Francs	520,000	U.S. Dollars	616,674	BNP	(879)
11/29/24	Turkish Lira	6,598,776	U.S. Dollars	181,472	BAR	(929)
04/02/25	U.S. Dollars	195,702	Brazilian Reals	1,100,000	JPM	(930)
11/04/24	U.S. Dollars	360,579	Norwegian Kroner	3,813,717	JPM	(940)
12/18/24	U.S. Dollars	55,551	British Pounds	42,315	BNP	(1,011)
11/04/24	U.S. Dollars	228,071	Australian Dollars	331,283	BAR	(1,088)
10/02/24	U.S. Dollars	597,730	Japanese Yen	86,066,246	BNP	(1,096)
10/25/24	Polish Zloty	1,401,481	U.S. Dollars	365,037	BAR	(1,131)
11/04/24	Polish Zloty	963,591	U.S. Dollars	251,316	BNP	(1,175)
10/16/24	U.S. Dollars	56,940	Indonesian Rupiahs	882,572,148	RBS	(1,211)
10/02/24	U.S. Dollars	421,087	Japanese Yen	60,696,069	HSBC	(1,220)
10/18/24	Indian Rupees	72,740,000	U.S. Dollars	868,527	CITI	(1,221)
11/04/24	Polish Zloty	1,193,298	U.S. Dollars	311,058	DEUT	(1,287)
11/29/24	U.S. Dollars	249,019	Mexican Pesos	4,976,154	GSC	(1,317)
10/25/24	Polish Zloty	1,527,923	U.S. Dollars	398,186	DEUT	(1,448)
12/18/24	U.S. Dollars	781,000	Japanese Yen	111,224,513	BNP	(1,473)
10/18/24	Israeli Shekels	368,000	U.S. Dollars	100,518	BAR	(1,758)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/24	U.S. Dollars	134,636	Israeli Shekels	508,710	UBS	$(1,886)
12/18/24	Swiss Francs	949,042	Euro	1,015,000	UBS	(2,121)
11/18/24	U.S. Dollars	96,347	Taiwan Dollars	3,111,758	SC	(2,508)
11/04/24	Polish Zloty	1,075,875	U.S. Dollars	281,945	HSBC	(2,657)
12/18/24	U.S. Dollars	115,876	Peruvian Nuevo Soles	439,877	JPM	(2,693)
12/19/24	Mexican Pesos	15,302,338	U.S. Dollars	770,360	CITI	(2,914)
10/02/24	U.S. Dollars	225,369	Australian Dollars	331,283	BAR	(3,663)
11/20/24	U.S. Dollars	294,393	Chinese Offshore Yuan	2,081,503	JPM	(3,952)
10/23/24	U.S. Dollars	520,174	South Korean Won	690,811,879	DEUT	(5,185)
04/02/25	U.S. Dollars	2,372,094	Brazilian Reals	13,300,000	GSC	(5,367)
12/18/24	U.S. Dollars	308,210	Peruvian Nuevo Soles	1,169,410	BNP	(7,006)
12/18/24	U.S. Dollars	5,529,813	Canadian Dollars	7,472,789	UBS	(7,091)
10/02/24	U.S. Dollars	654,935	Brazilian Reals	3,610,000	CITI	(7,730)
10/18/24	U.S. Dollars	608,055	Swiss Francs	520,000	BNP	(7,740)
12/18/24	Canadian Dollars	1,497,041	U.S. Dollars	1,117,000	UBS	(7,779)
10/18/24	Swiss Francs	4,529,443	U.S. Dollars	5,371,824	GSC	(7,960)
12/18/24	Canadian Dollars	4,822,688	Euro	3,207,000	BNP	(8,234)
12/18/24	Norwegian Kroner	11,733,544	Euro	1,004,000	UBS	(8,925)
10/23/24	U.S. Dollars	578,570	South Korean Won	773,345,590	JPM	(9,555)
11/18/24	U.S. Dollars	549,505	Taiwan Dollars	17,599,757	HSBC	(9,610)
10/23/24	U.S. Dollars	585,167	South Korean Won	782,452,062	MSCS	(9,884)
11/04/24	U.S. Dollars	3,677,936	Swiss Francs	3,108,061	UBS	(10,059)
11/18/24	U.S. Dollars	318,482	Taiwan Dollars	10,349,073	JPM	(10,291)
12/18/24	Norwegian Kroner	10,425,364	U.S. Dollars	999,000	DEUT	(10,676)
12/18/24	U.S. Dollars	3,347,000	Canadian Dollars	4,532,424	BNP	(11,264)
11/18/24	U.S. Dollars	971,563	Taiwan Dollars	30,972,474	BNP	(12,382)
10/16/24	U.S. Dollars	723,617	South Korean Won	970,963,763	DEUT	(16,039)
12/18/24	Canadian Dollars	5,984,476	U.S. Dollars	4,452,000	BNP	(17,850)
10/18/24	U.S. Dollars	3,190,208	Euro	2,880,000	MLIB	(18,310)
10/18/24	Mexican Pesos	18,752,832	U.S. Dollars	968,728	GSC	(19,135)
10/18/24	U.S. Dollars	831,019	Australian Dollars	1,230,000	CITI	(19,606)
10/25/24	U.S. Dollars	897,108	Chinese Offshore Yuan	6,423,293	BNP	(21,699)
10/02/24	U.S. Dollars	1,797,415	Singapore Dollars	2,340,503	MSCS	(23,635)
12/18/24	U.S. Dollars	4,424,312	Norwegian Kroner	46,932,676	DEUT	(24,902)
12/18/24	U.S. Dollars	2,226,000	New Zealand Dollars	3,543,914	BNP	(25,746)
12/18/24	Japanese Yen	294,134,628	U.S. Dollars	2,099,424	DEUT	(30,164)
10/23/24	U.S. Dollars	2,330,444	South Korean Won	3,111,851,149	HSBC	(36,103)
12/18/24	U.S. Dollars	2,228,000	British Pounds	1,703,716	DEUT	(49,360)
11/20/24	U.S. Dollars	1,352,371	Chinese Offshore Yuan	9,795,838	SC	(51,682)
10/18/24	U.S. Dollars	2,921,388	Euro	2,670,000	CITI	(53,175)
10/25/24	U.S. Dollars	2,573,611	Chinese Offshore Yuan	18,416,177	JPM	(60,693)
10/18/24	U.S. Dollars	2,978,069	Euro	2,738,309	BNP	(72,595)
10/02/24	U.S. Dollars	6,715,677	Brazilian Reals	37,003,381	GSC	(76,801)
11/20/24	U.S. Dollars	2,599,882	Chinese Offshore Yuan	18,746,713	BNP	(87,113)
10/02/24	U.S. Dollars	4,207,313	Brazilian Reals	23,401,075	BNP	(88,275)
10/18/24	U.S. Dollars	2,766,476	Chinese Offshore Yuan	20,032,880	CITI	(97,272)
10/18/24	Mexican Pesos	64,536,757	U.S. Dollars	3,378,921	CITI	(110,955)
12/18/24	U.S. Dollars	3,905,750	New Zealand Dollars	6,330,022	MSCS	(116,243)
10/02/24	U.S. Dollars	8,662,163	British Pounds	6,566,000	BAR	(116,251)
10/18/24	U.S. Dollars	4,808,046	British Pounds	3,740,721	GSC	(193,065)
10/18/24	U.S. Dollars	2,851,299	Japanese Yen	440,220,000	CITI	(220,154)
10/18/24	U.S. Dollars	5,111,365	Swiss Francs	4,529,443	GSC	(252,498)
Subtotal Depreciation						$(2,100,926)
Total Forward Foreign Currency Contracts outstanding at September 30, 2024						$(49,901)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at September 30, 2024:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.38%	1.00%	6/20/2026	USD	2,800,000	$29,654	$(26,054)	$55,708
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.10%	1.00%	6/20/2026	USD	2,100,000	32,348	11,126	21,222
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.85%	1.00%	6/20/2026	USD	2,400,000	6,593	(17,161)	23,754
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.11%	1.00%	12/20/2026	USD	2,600,000	50,536	29,130	21,406
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.37%	1.00%	6/20/2028	EUR	2,000,000	51,276	(11,393)	62,669
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.90%	5.00%	6/20/2028	USD	995,000	143,578	119,736	23,842
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.45%	1.00%	6/20/2028	USD	1,400,000	27,817	(4,067)	31,884
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.43%	1.00%	12/20/2028	EUR	2,000,000	52,013	(23,988)	76,001
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.48%	1.00%	12/20/2028	USD	300,000	6,285	(746)	7,031
Subtotal Appreciation						$400,100	$76,583	$323,517
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.10%	1.00%	6/20/2026	USD	1,100,000	$16,944	$17,601	$(657)
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.42%	5.00%	12/20/2026	USD	870,000	86,796	175,392	(88,596)
Subtotal Depreciation						$103,740	$192,993	$(89,253)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at September 30, 2024						$503,840	$269,576	$234,264

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
ITRAXX Europe Crossover Series 42 (Pay Quarterly)	(1.00)%	12/20/2029	EUR	970,000	$(22,000)	$(21,674)	$(326)
Markit CDX.NA.IG.43 Index (Pay Quarterly)	(1.00)%	12/20/2029	USD	13,838,651	(311,770)	(310,734)	(1,036)
					$(333,770)	$(332,408)	$(1,362)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
CMBX.NA.BBB-.17 Index (Receive Monthly)	0.00%	3.00%	12/15/2056	MSCS	USD	1,650,000	$(193,050)	$(236,088)	$43,038
							$(193,050)	$(236,088)	$43,038

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.41 Index (Receive Quarterly)	0.43%	1.00%	12/20/2028	USD	5,960,000	$138,029	$105,160	$32,869
Markit CDX.NA.HY.42 Index (Receive Quarterly)	3.09%	5.00%	6/20/2029	USD	6,150,000	481,502	412,050	69,452
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.49%	1.00%	6/20/2029	USD	31,949,097	729,592	664,970	64,622
Subtotal Appreciation						$1,349,123	$1,182,180	$166,943
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.19%	1.00%	6/20/2026	USD	1,800,000	$25,134	$41,673	$(16,539)
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.54%	1.00%	12/20/2029	USD	158,600,000	3,569,715	3,584,939	(15,224)
Subtotal Depreciation						$3,594,849	$3,626,612	$(31,763)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at September 30, 2024						$4,943,972	$4,808,792	$135,180

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day SOFR (Annually)	4.99% (Annually)	10/11/2025	USD	19,749,000	$137,992	$—	$137,992
Bank Of Canada Overnight Repo Rate (Annually)	3.50% (Annually)	12/18/2025	CAD	12,100,000	55,253	(10,045)	65,298
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	9.75% (Upon termination)	1/2/2026	BRL	19,588,802	(135,505)	(154,527)	19,022
0.51% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/13/2026	JPY	4,118,313,325	6,501	—	6,501
28-Day Mexico Interbank TIIE (Lunar)	9.25% (Lunar)	12/16/2026	MXN	153,970,000	77,375	55,314	22,061
1-Day CLP-TNA (Semiannually)	4.50% (Semiannually)	12/18/2026	CLP	1,951,210,000	12,370	12,020	350
1-Day ESTR (Annually)	2.50% (Annually)	12/18/2026	EUR	26,880,000	325,554	288,353	37,201
1-Day SOFR (Annually)	4.00% (Annually)	12/18/2026	USD	6,140,000	86,368	64,190	22,178
1-Day SONIA (Annually)	4.25% (Annually)	12/18/2026	GBP	3,260,000	41,742	26,017	15,725
3.50% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	12/18/2026	NZD	27,210,000	(39,060)	(46,017)	6,957
3-Month ASX BBSW (Quarterly)	4.00% (Quarterly)	12/18/2026	AUD	9,680,000	64,527	47,226	17,301
3-Month JIBAR (Quarterly)	7.25% (Quarterly)	12/18/2026	ZAR	51,660,000	11,320	9,048	2,272
3-Month KWCDC (Quarterly)	2.75% (Quarterly)	12/18/2026	KRW	6,895,900,000	(482)	(12,486)	12,004
6-Month BUBOR (Semiannually)	5.50% (Annually)	12/18/2026	HUF	132,470,000	1,855	481	1,374
6-Month EURIBOR (Semiannually)	3.00% (Annually)	12/18/2026	EUR	4,790,000	88,750	50,067	38,683
6-Month NIBOR (Semiannually)	3.75% (Annually)	12/18/2026	NOK	343,080,000	75,966	73,814	2,152
6-Month PRIBOR (Semiannually)	3.25% (Annually)	12/18/2026	CZK	54,300,000	9,343	371	8,972
7-Day CFETS Repo Rate (Quarterly)	1.75% (Quarterly)	12/18/2026	CNY	25,010,000	9,989	6,281	3,708
Bank Of Canada Overnight Repo Rate (Semiannually)	3.75% (Semiannually)	12/18/2026	CAD	7,510,000	121,159	74,844	46,315
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	30,484	—	30,484
1-Day SOFR (Annually)	4.28% (Annually)	6/26/2027	USD	8,000,000	169,984	—	169,984
1-Day SONIA (Annually)	4.00% (Annually)	12/18/2027	GBP	12,540,000	167,056	139,467	27,589
1-Day SOFR (Annually)	3.80% (Annually)	4/13/2028	USD	33,880,000	461,069	219,034	242,035
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	28,740,000	265,930	(44,389)	310,319
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	800,000	7,013	—	7,013

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
0.55% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/14/2028	JPY	1,210,000,000	$4,040	$(37,481)	$41,521
10.25% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2029	BRL	12,284,699	202,969	146,785	56,184
1-Day SOFR (Annually)	3.96% (Annually)	3/6/2029	USD	6,550,000	129,107	—	129,107
1-Day SOFR (Annually)	4.10% (Annually)	3/20/2029	USD	5,500,000	149,466	—	149,466
3.50% (Annually)	1-Day SONIA (Annually)	8/31/2029	GBP	89,348,406	(162,899)	(334,022)	171,123
2.46% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	9/13/2029	CAD	44,550,000	20,755	(14,320)	35,075
1-Day SONIA (Annually)	4.00% (Annually)	9/18/2029	GBP	16,300,000	354,964	172,895	182,069
0.75% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/18/2029	JPY	13,836,000,000	(577,304)	(582,938)	5,634
1-Day ESTR (Annually)	2.50% (Annually)	12/18/2029	EUR	15,695,000	428,755	377,973	50,782
Bank Of Canada Overnight Repo Rate (Semiannually)	3.25% (Semiannually)	12/18/2029	CAD	15,710,000	377,997	338,006	39,991
1-Day SOFR (Annually)	3.94% (Annually)	6/5/2030	USD	31,600,000	386,496	240	386,256
1-Day SOFR (Annually)	4.55% (Annually)	10/19/2030	USD	700,000	42,845	—	42,845
3.22% (Annually)	1-Day SOFR (Annually)	9/12/2031	USD	35,390,000	56,680	(29,003)	85,683
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,217,167	1,040,439	176,728
6-Month EURIBOR (Semiannually)	3.00% (Annually)	11/10/2033	EUR	25,830,000	704,845	585,419	119,426
1-Day SOFR (Annually)	3.79% (Annually)	5/21/2034	USD	28,410,000	448,343	212,990	235,353
3.23% (Annually)	1-Day SOFR (Annually)	9/10/2034	USD	1,500,000	14,632	—	14,632
3.24% (Annually)	1-Day SOFR (Annually)	9/16/2034	USD	300,000	2,628	—	2,628
3.28% (Annually)	1-Day SOFR (Annually)	9/16/2034	USD	700,000	3,899	—	3,899
3.23% (Annually)	1-Day SOFR (Annually)	9/18/2034	USD	900,000	8,460	—	8,460
3.25% (Annually)	1-Day SOFR (Annually)	9/18/2034	USD	700,000	5,568	—	5,568
1-Day COP-IBR-OIS (Quarterly)	7.75% (Quarterly)	12/18/2034	COP	3,018,140,000	12,105	16	12,089
2.75% (Quarterly)	3-Month KWCDC (Quarterly)	12/18/2034	KRW	41,820,000	161	49	112
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2034	USD	17,341,470	(651,311)	(661,184)	9,873
3-Month JIBAR (Quarterly)	8.75% (Quarterly)	12/18/2034	ZAR	9,710,000	10,498	4,441	6,057
3-Month STIBOR (Quarterly)	2.25% (Annually)	12/18/2034	SEK	63,300,000	22,564	(25,883)	48,447
4.50% (Semiannually)	6-Month ASX BBSW (Semiannually)	12/18/2034	AUD	6,050,000	(150,580)	(170,148)	19,568
5.00% (Semiannually)	1-Day CLP-TNA (Semiannually)	12/18/2034	CLP	522,870,000	(13,429)	(17,280)	3,851
6-Month EURIBOR (Semiannually)	2.50% (Annually)	12/18/2034	EUR	12,190,000	206,994	133,295	73,699
6-Month PRIBOR (Semiannually)	3.50% (Annually)	12/18/2034	CZK	8,350,000	7,109	3,350	3,759
Bank Of Canada Overnight Repo Rate (Semiannually)	3.25% (Semiannually)	12/18/2034	CAD	4,430,000	122,975	82,981	39,994
6-Month EURIBOR (Semiannually)	2.50% (Annually)	3/19/2035	EUR	32,725,000	583,512	222,237	361,275
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	12,940,000	(287,343)	(494,695)	207,352
0.75% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/20/2038	JPY	489,200,000	183,186	39,965	143,221
1-Day SOFR (Annually)	3.39% (Annually)	5/10/2038	USD	8,740,000	(69,295)	(135,145)	65,850
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	16,700,000	212,804	62,371	150,433
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/15/2042	JPY	1,080,000,000	1,002,572	300,339	702,233
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	32,980,000	1,382,742	1,329,139	53,603
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	23,800,000	7,940	(11,335)	19,275
0.80% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/15/2052	JPY	250,000,000	332,157	11,645	320,512
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	13,940,000	(581,975)	(669,076)	87,101
1-Day SOFR (Annually)	3.50% (Annually)	6/20/2054	USD	500,000	15,102	(30,850)	45,952
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	9/18/2054	JPY	60,000,000	(16,636)	(21,307)	4,671

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.25% (Annually)	6-Month EURIBOR (Semiannually)	12/18/2054	EUR	4,590,000	$7,694	$(13,470)	$21,164
Subtotal Appreciation					$8,211,512	$2,615,501	$5,596,011
1-Day SOFR (Annually)	3.65% (Annually)	11/22/2024	USD	7,900,000	$(137,041)	$—	$(137,041)
1-Day SOFR (Annually)	2.70% (Annually)	4/4/2025	USD	5,800,000	(126,048)	—	(126,048)
1-Day SOFR (Annually)	3.50% (Annually)	4/19/2025	USD	230,000	(2,997)	723	(3,720)
3.50% (Annually)	1-Day SOFR (Annually)	12/18/2025	USD	9,000,000	275	6,691	(6,416)
3-Month ASX BBSW (Quarterly)	3.00% (Quarterly)	9/16/2026	AUD	46,812,798	(83,509)	(63,392)	(20,117)
0.50% (Annually)	Swiss Average Overnight Rate (Annually)	12/18/2026	CHF	22,950,000	(64,881)	51,598	(116,479)
1-Day COP-IBR-OIS (Quarterly)	7.25% (Quarterly)	12/18/2026	COP	6,075,130,000	8,008	16,616	(8,608)
1-Day SOFR (Annually)	3.75% (Annually)	12/18/2026	USD	36,793,721	341,964	368,895	(26,931)
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	12/18/2026	INR	385,140,000	879	5,399	(4,520)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.50% (Semiannually)	12/18/2026	CAD	24,744,564	311,530	315,030	(3,500)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.50% (Upon termination)	1/4/2027	BRL	100,993,978	(268,318)	—	(268,318)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.57% (Upon termination)	1/4/2027	BRL	2,651,795	(6,268)	—	(6,268)
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(168,460)	(163,593)	(4,867)
1-Day SOFR (Annually)	2.15% (Annually)	6/15/2027	USD	14,700,000	(592,397)	—	(592,397)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(29,436)	—	(29,436)
1-Day SOFR (Annually)	2.85% (Annually)	8/29/2027	USD	3,200,000	(49,584)	—	(49,584)
1-Day SONIA (Annually)	3.50% (Annually)	8/31/2027	GBP	96,670,000	66,120	94,419	(28,299)
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	13,000,000	(26,134)	—	(26,134)
2.70% (Annually)	6-Month EURIBOR (Semiannually)	8/13/2029	EUR	500,000	(11,553)	—	(11,553)
2.65% (Annually)	6-Month EURIBOR (Semiannually)	8/14/2029	EUR	200,000	(4,091)	—	(4,091)
1-Day SOFR (Annually)	3.04% (Annually)	9/13/2029	USD	33,340,000	(77,262)	30,879	(108,141)
2.30% (Annually)	6-Month EURIBOR (Semiannually)	9/25/2029	EUR	500,000	(1,996)	—	(1,996)
1-Day SOFR (Annually)	3.75% (Annually)	12/18/2029	USD	6,090,000	153,032	167,338	(14,306)
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	12/18/2029	THB	79,280,000	9,126	11,790	(2,664)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	20,800,000	(522,835)	46,270	(569,105)
3.75% (Annually)	1-Day SONIA (Annually)	12/18/2029	GBP	1,450,000	(16,661)	(15,835)	(826)
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	12/18/2029	INR	153,510,000	(4)	1,602	(1,606)
7-Day CFETS Repo Rate (Quarterly)	1.75% (Quarterly)	12/18/2029	CNY	3,780,000	(1,655)	3,441	(5,096)
1-Day SOFR (Annually)	3.08% (Annually)	3/28/2030	USD	4,500,000	(97,919)	—	(97,919)
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	(4,065)	—	(4,065)
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	(57,639)	—	(57,639)
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	(135,392)	—	(135,392)
3.60% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	12,400,000	(89,955)	—	(89,955)
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	(15,849)	—	(15,849)
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	(13,523)	—	(13,523)
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	(12,052)	—	(12,052)
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	6,200,000	(79,626)	—	(79,626)
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	(60,695)	—	(60,695)
3.74% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,200,000	(65,932)	—	(65,932)
Bank Of Canada Overnight Repo Rate (Semiannually)	2.80% (Semiannually)	9/11/2031	CAD	46,920,000	(32,607)	18,882	(51,489)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(411,926)	45,028	(456,954)
3.00% (Annually)	1-Day SOFR (Annually)	6/21/2033	USD	8,300,000	249,594	367,635	(118,041)
3.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	12/20/2033	CAD	3,200,000	(177,815)	(11,985)	(165,830)
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	2,958,440,000	(129,593)	(39,492)	(90,101)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.57% (Annually)	1-Day SOFR (Annually)	8/14/2034	USD	900,000	$(15,790)	$—	$(15,790)
2.59% (Annually)	6-Month EURIBOR (Semiannually)	8/19/2034	EUR	100,000	(2,239)	—	(2,239)
3.53% (Annually)	1-Day SOFR (Annually)	8/20/2034	USD	1,100,000	(16,163)	—	(16,163)
3.56% (Annually)	1-Day SOFR (Annually)	8/21/2034	USD	1,100,000	(18,662)	—	(18,662)
3.61% (Annually)	1-Day SOFR (Annually)	8/22/2034	USD	1,800,000	(39,068)	—	(39,068)
1-Day SONIA (Annually)	3.50% (Annually)	8/28/2034	GBP	17,910,000	(114,997)	(29,506)	(85,491)
3.56% (Annually)	1-Day SOFR (Annually)	8/28/2034	USD	600,000	(10,241)	—	(10,241)
3.57% (Annually)	1-Day SOFR (Annually)	8/28/2034	USD	600,000	(10,752)	—	(10,752)
3.61% (Annually)	1-Day SOFR (Annually)	8/28/2034	USD	1,900,000	(41,035)	—	(41,035)
2.58% (Annually)	6-Month EURIBOR (Semiannually)	8/29/2034	EUR	700,000	(15,057)	—	(15,057)
3.47% (Annually)	1-Day SOFR (Annually)	9/4/2034	USD	100,000	(1,019)	—	(1,019)
3.51% (Annually)	1-Day SOFR (Annually)	9/4/2034	USD	500,000	(6,967)	—	(6,967)
3.53% (Annually)	1-Day SOFR (Annually)	9/4/2034	USD	100,000	(1,487)	—	(1,487)
3.41% (Annually)	1-Day SOFR (Annually)	9/5/2034	USD	900,000	(4,623)	—	(4,623)
2.39% (Annually)	6-Month EURIBOR (Semiannually)	10/1/2034	EUR	300,000	(1,170)	—	(1,170)
0.75% (Annually)	Swiss Average Overnight Rate (Annually)	12/18/2034	CHF	4,780,000	(88,719)	(26,002)	(62,717)
1-Day SONIA (Annually)	3.75% (Annually)	12/18/2034	GBP	180,000	2,914	3,329	(415)
3.50% (Annually)	6-Month NIBOR (Semiannually)	12/18/2034	NOK	8,490,000	(3,262)	(2,492)	(770)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2034	USD	35,500,000	(1,334,250)	(597,136)	(737,114)
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	12/18/2034	NZD	3,530,000	24,599	25,386	(787)
4.50% (Annually)	6-Month WIBOR (Semiannually)	12/18/2034	PLN	3,280,000	(5,206)	286	(5,492)
6.00% (Annually)	6-Month BUBOR (Semiannually)	12/18/2034	HUF	186,780,000	(9,007)	(1,287)	(7,720)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	39,910,000	(118,954)	(27,789)	(91,165)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	3,551,760,000	(154,056)	23,521	(177,577)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	19,310,000	(689,886)	(600,087)	(89,799)
2.56% (Annually)	1-Day SOFR (Annually)	5/11/2053	USD	8,460,000	171,837	195,030	(23,193)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	8,510,000	101,954	140,783	(38,829)
3.38% (Annually)	1-Day SOFR (Annually)	4/11/2054	USD	11,850,000	(172,855)	(71,699)	(101,156)
3.34% (Annually)	1-Day SOFR (Annually)	5/20/2054	USD	17,840,000	(222,725)	(108,263)	(114,462)
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	12,400,000	(342,230)	(4,873)	(337,357)
2.25% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2055	EUR	4,200,000	(4,986)	(4,929)	(57)
Subtotal Depreciation					$(5,579,292)	$172,211	$(5,751,503)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2024					$2,632,220	$2,787,712	$(155,492)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 2.3%
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	$179,444	$164,561
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	274,217	274,972
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	127,652	125,754
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	47,203	46,537
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	45,502	45,027
American Credit Acceptance Receivables Trust, Series 2021-4, Class D
1.82%, 02/14/28 144A	70,824	70,182
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	104,921
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,190,400	1,138,223
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class C
7.05%, 02/22/28 144A	400,000	413,055
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	710,000	735,099
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	110,000	107,560
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.57%, 07/25/36 144A †	524,359	472,252
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	125,000	132,969
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D
6.30%, 02/15/30	115,000	118,918
Carvana Auto Receivables Trust, Series 2021-N3, Class C
1.02%, 06/12/28	8,753	8,387
Carvana Auto Receivables Trust, Series 2021-N4, Class C
1.72%, 09/11/28	3,506	3,368
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	19,572	19,047
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	23,581
	Par	Value
CLI Funding VI LLC, Series 2020-1A, Class B
3.62%, 09/18/45 144A	$801,431	$759,807
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	77,628	70,883
College Ave Student Loans LLC, Series 2024-B, Class A1A
5.69%, 08/25/54 144A	98,047	100,697
College Ave Student Loans LLC, Series 2024-B, Class B
6.08%, 08/25/54 144A	100,000	103,126
DT Auto Owner Trust, Series 2021-3A, Class D
1.31%, 05/17/27 144A	165,000	160,296
DT Auto Owner Trust, Series 2021-4A, Class D
1.99%, 09/15/27 144A	65,000	62,584
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	95,000	93,685
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	50,000	52,249
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.55%, 06/15/27	120,000	116,217
Exeter Automobile Receivables Trust, Series 2022-6A, Class C
6.32%, 05/15/28	20,000	20,243
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	41,119
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,708
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	100,000	105,422
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	37,968
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	47,275
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	25,750
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	190,000	195,456
Frontier Issuer LLC, Series 2024-1, Class C
11.16%, 06/20/54 144A	150,000	172,320
GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1
7.47%, 06/25/54 144A STEP	98,097	98,196
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	89,016	87,899

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D
1.42%, 04/15/27 144A	$59,500	$58,266
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D
2.48%, 10/15/27 144A	90,000	87,309
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,804
GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D
6.19%, 02/15/30 144A	30,000	31,006
GLS Auto Select Receivables Trust, Series 2024-2A, Class C
5.93%, 06/17/30 144A	10,000	10,358
Hardee's Funding LLC, Series 2024-1A, Class A2
7.25%, 03/20/54 144A	24,875	25,914
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	957,092	876,765
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 6.95%, 05/20/54 144A †	106,833	108,720
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	95,903	97,120
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
6.56%, 07/20/29 144A	100,000	101,967
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	48,029	45,163
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	71,067
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	549,583
Neighborly Issuer, Series 2023-1A, Class A2
7.31%, 01/30/53 144A	1,221,400	1,259,507
Nelnet Student Loan Trust, Series 2021-CA, Class D
4.44%, 04/20/62 144A	1,040,000	879,701
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor, 12.50% Cap), 6.05%, 01/25/34†	131,486	133,280
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I
5.77%, 06/05/54 144A	150,000	153,820
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	82,996
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	19,212
	Par	Value
Santander Drive Auto Receivables Trust, Series 2024-3, Class D
5.97%, 10/15/31	$105,000	$108,806
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	100,000	103,277
ServiceMaster Funding LLC, Series 2021-1, Class A2II
3.11%, 07/30/51 144A	903,916	771,968
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, U.S. 90-Day Average SOFR + 1.01%), 6.38%, 03/15/33 144A †	66,765	65,764
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, U.S. 90-Day Average SOFR + 0.41%), 5.77%, 03/25/44†	70,273	68,896
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 5.94%, 01/15/53 144A †	59,139	58,517
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	141,933	129,918
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	939,936	872,891
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	86,561
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	175,000	180,973
Sunnova Helios X Issuer LLC, Series 2022-C, Class C
6.00%, 11/22/49 144A	89,926	73,059
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	71,333	65,262
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1
(Floating, U.S. SOFR + 1.40%, 1.40% Floor), 6.47%, 11/15/27 144A †	200,000	200,697
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	49,248	49,064
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 04/07/27	44,329	43,564
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	136,872	144,185
VCAT LLC, Series 2021-NPL5, Class A1
(Step to 5.87% on 09/25/25), 4.87%, 08/25/51 144A STEP	28,811	28,495

	Par	Value
VCAT LLC, Series 2021-NPL6, Class A1
(Step to 5.92% on 10/25/25), 4.92%, 09/25/51 144A STEP	$87,620	$86,819
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 6.24% on 04/25/25), 5.24%, 04/25/51 144A STEP	37,213	37,248
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	100,000	104,691
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2
6.64%, 04/20/54 144A	100,000	103,355
Total Asset-Backed Securities (Cost $14,209,669)		14,382,881
CORPORATE BONDS — 15.9%
Air Lease Corporation
2.30%, 02/01/25Δ	325,000	321,812
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ Δ ^	120,000	117,275
4.63%, 10/01/28	50,000	50,199
3.00%, 02/01/30	30,000	27,667
3.70%, 04/15/30(E)	1,270,000	1,420,086
3.13%, 12/01/30	25,000	22,894
Allison Transmission, Inc.
3.75%, 01/30/31 144A	75,000	68,245
American Airlines, Inc.
5.50%, 04/20/26 144A	455,000	454,075
5.75%, 04/20/29 144A	750,000	749,376
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54Δ ^	105,000	110,648
American Express Co.
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33^	25,000	24,798
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	17,201
American Tower Corporation REIT
0.50%, 01/15/28(E)	400,000	410,418
5.90%, 11/15/33	490,000	526,917
Amgen, Inc.
5.75%, 03/02/63	55,000	58,100
Amphenol Corporation
5.25%, 04/05/34	40,000	41,807
Antares Holdings LP
3.75%, 07/15/27 144A Δ	505,000	479,306
Aon North America, Inc.
5.45%, 03/01/34	70,000	73,526
5.75%, 03/01/54	115,000	121,923
Ares Capital Corporation
2.88%, 06/15/28Δ	70,000	64,588
Arrow Electronics, Inc.
2.95%, 02/15/32Δ	30,000	26,352
Arthur J Gallagher & Co.
5.45%, 07/15/34	30,000	31,280
	Par	Value
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	$200,000	$210,787
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	698,474
2.90%, 12/04/26(U)	1,650,000	2,128,213
3.65%, 06/01/51	165,000	126,624
3.50%, 09/15/53	50,000	36,763
Athene Global Funding
1.61%, 06/29/26 144A	110,000	104,744
Atlassian Corporation
5.25%, 05/15/29Δ	105,000	108,611
5.50%, 05/15/34	285,000	298,382
AutoNation, Inc.
3.85%, 03/01/32Δ	25,000	23,070
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	152,186
Aviation Capital Group LLC
1.95%, 01/30/26 144A Δ	80,000	77,098
6.25%, 04/15/28 144A	55,000	57,504
6.75%, 10/25/28 144A	100,000	106,880
6.38%, 07/15/30 144A	105,000	112,590
Bank of America Corporation
1.38%, 03/26/25(E)	475,000	523,941
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 03/15/28ρ ^	900,000	914,376
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	205,000	202,057
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	435,000	423,267
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	140,000	126,956
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	310,294
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	135,000	120,958
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	25,000	25,661
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	290,000	301,610
(Variable, U.S. SOFR + 1.84%), 5.87%, 09/15/34^	90,000	97,139
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	60,000	50,648
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 3.85%, 03/08/37^	105,000	97,092
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,511,942
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51^	170,000	147,838
Becton, Dickinson and Co.
3.83%, 06/07/32(E)	251,000	288,727
Belden, Inc.
3.88%, 03/15/28(E)	100,000	110,542
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/27 CONV Δ	340,000	324,445
Blackstone Secured Lending Fund
2.13%, 02/15/27Δ	190,000	177,127

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Block, Inc.
3.50%, 06/01/31	$285,000	$260,140
Blue Owl Capital Corporation
2.88%, 06/11/28	90,000	82,493
Blue Owl Finance LLC
6.25%, 04/18/34 144A Δ	170,000	178,101
Blue Owl Technology Finance Corporation
4.75%, 12/15/25 144A	265,000	261,550
Boeing Co. (The)
5.15%, 05/01/30	140,000	140,384
3.63%, 02/01/31	170,000	155,792
6.39%, 05/01/31 144A	35,000	37,231
6.53%, 05/01/34 144A	365,000	391,879
5.71%, 05/01/40	120,000	117,161
5.81%, 05/01/50	610,000	589,717
6.86%, 05/01/54 144A	265,000	291,059
5.93%, 05/01/60	10,000	9,588
7.01%, 05/01/64 144A	50,000	55,128
Booking Holdings, Inc.
0.75%, 05/01/25 CONV	11,000	24,651
0.50%, 03/08/28(E) Δ	275,000	284,045
4.00%, 03/01/44(E)	100,000	113,357
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	680,000	730,236
BorgWarner, Inc.
5.40%, 08/15/34	50,000	51,080
Broadcom, Inc.
4.15%, 11/15/30	60,000	59,273
2.45%, 02/15/31 144A	45,000	39,891
4.15%, 04/15/32 144A	35,000	33,968
2.60%, 02/15/33 144A	185,000	158,665
3.42%, 04/15/33 144A	75,000	68,170
3.47%, 04/15/34 144A	705,000	635,126
3.14%, 11/15/35 144A	390,000	333,654
Campbell Soup Co.
5.40%, 03/21/34Δ	85,000	89,168
Carnival Corporation
5.75%, 03/01/27 144A	80,000	81,070
5.75%, 12/01/27 CONV	73,000	117,703
4.00%, 08/01/28 144A	95,000	91,814
6.00%, 05/01/29 144A Δ	45,000	45,622
7.00%, 08/15/29 144A	20,000	21,269
CCO Holdings LLC
4.50%, 05/01/32	35,000	30,290
4.25%, 01/15/34 144A Δ	340,000	279,189
CDW LLC
3.28%, 12/01/28	30,000	28,435
3.25%, 02/15/29	55,000	51,906
3.57%, 12/01/31	445,000	407,576
5.55%, 08/22/34	160,000	163,903
Celanese U.S. Holdings LLC
6.33%, 07/15/29	40,000	42,450
6.55%, 11/15/30	40,000	43,138
6.38%, 07/15/32	25,000	26,740
6.70%, 11/15/33Δ	275,000	301,022
Centene Corporation
2.45%, 07/15/28Δ	5,000	4,609
	Par	Value
4.63%, 12/15/29Δ	$1,555,000	$1,522,760
3.38%, 02/15/30Δ	50,000	46,114
3.00%, 10/15/30	190,000	170,231
2.50%, 03/01/31Δ	225,000	193,585
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ Δ ^	490,000	438,816
Charter Communications Operating LLC
2.80%, 04/01/31	175,000	149,805
2.30%, 02/01/32	235,000	189,369
4.40%, 04/01/33	55,000	50,360
3.50%, 06/01/41	370,000	260,085
5.75%, 04/01/48	890,000	777,687
4.80%, 03/01/50	285,000	218,329
3.70%, 04/01/51Δ	65,000	41,524
3.85%, 04/01/61	30,000	18,415
4.40%, 12/01/61	245,000	166,775
3.95%, 06/30/62Δ	245,000	151,415
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	19,739
4.00%, 03/01/31Δ	235,000	222,569
3.25%, 01/31/32	55,000	49,226
5.95%, 06/30/33	185,000	195,887
Choice Hotels International, Inc.
5.85%, 08/01/34	30,000	30,952
Cigna Group (The)
4.80%, 08/15/38	280,000	272,942
3.20%, 03/15/40	135,000	106,731
3.40%, 03/15/50	260,000	191,193
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ ^	100,000	100,253
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	175,000	173,272
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	195,000	181,547
Civitas Resources, Inc.
8.63%, 11/01/30 144A	25,000	26,508
Comcast Corporation
3.55%, 09/26/36(E)	200,000	223,960
2.94%, 11/01/56Δ	235,000	153,731
ConocoPhillips
6.50%, 02/01/39	10,000	11,555
Continental Resources, Inc.
5.75%, 01/15/31 144A	890,000	910,915
2.88%, 04/01/32 144A	210,000	177,508
4.90%, 06/01/44Δ	270,000	231,081
COPT Defense Properties LP REIT
2.75%, 04/15/31	20,000	17,512
Coty, Inc.
3.88%, 04/15/26(E)	100,000	111,343
CSC Holdings LLC
4.13%, 12/01/30 144A Δ	200,000	145,915
4.63%, 12/01/30 144A	400,000	203,321
3.38%, 02/15/31 144A Δ	200,000	141,970

	Par	Value
Daimler Truck Finance North America LLC
5.50%, 09/20/33 144A	$180,000	$188,424
Dana Financing Luxembourg S.a.r.l.
3.00%, 07/15/29(E)	100,000	98,326
DCP Midstream Operating LP
5.13%, 05/15/29Δ	20,000	20,514
3.25%, 02/15/32	135,000	119,753
6.75%, 09/15/37 144A	500,000	553,350
Dell International LLC
8.10%, 07/15/36	122,000	152,021
8.35%, 07/15/46	14,000	18,947
Devon Energy Corporation
5.88%, 06/15/28	384,000	388,269
5.20%, 09/15/34Δ	2,250,000	2,241,404
5.75%, 09/15/54	110,000	107,144
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E) Δ	275,000	283,571
Diamondback Energy, Inc.
6.25%, 03/15/53	65,000	69,705
5.75%, 04/18/54	45,000	45,377
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	315,743
Dillard's, Inc.
7.75%, 07/15/26	450,000	467,175
Directv Financing LLC
5.88%, 08/15/27 144A	670,000	658,300
Discovery Communications LLC
3.63%, 05/15/30	105,000	94,626
DISH DBS Corporation
7.75%, 07/01/26Δ	1,475,000	1,281,344
5.75%, 12/01/28 144A Δ	885,000	774,902
5.13%, 06/01/29Δ	90,000	60,468
DISH Network Corporation
3.38%, 08/15/26 CONV	565,000	457,568
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 7.00%, 06/01/54^	115,000	125,848
DR Horton, Inc.
5.00%, 10/15/34	85,000	86,224
DTE Energy Co.
3.40%, 06/15/29	122,000	116,812
Duke Energy Corporation
5.45%, 06/15/34	165,000	172,301
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 09/01/54^	55,000	57,244
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	60,493
Elevance Health, Inc.
4.10%, 05/15/32	25,000	24,410
Energy Transfer LP
5.75%, 02/15/33	260,000	272,131
6.55%, 12/01/33	280,000	309,314
5.60%, 09/01/34Δ	1,535,000	1,595,893
	Par	Value
5.95%, 05/15/54Δ	$110,000	$112,668
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 05/15/54^	360,000	387,606
EnLink Midstream LLC
6.50%, 09/01/30 144A Δ	10,000	10,788
Entegris, Inc.
4.75%, 04/15/29 144A	185,000	182,475
Enterprise Products Operating LLC
4.80%, 02/01/49	290,000	271,075
EPR Properties REIT
3.60%, 11/15/31	35,000	31,231
EQM Midstream Partners LP
5.50%, 07/15/28	75,000	76,065
EQT Corporation
5.00%, 01/15/29	900,000	911,101
7.00%, 02/01/30Δ	50,000	54,626
3.63%, 05/15/31 144A	225,000	206,683
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	639,619
Evergy, Inc.
4.50%, 12/15/27 144A CONV	30,000	33,068
Expedia Group, Inc.
3.25%, 02/15/30Δ	15,000	14,151
2.95%, 03/15/31Δ	490,000	446,118
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	136,000	136,022
Ford Motor Credit Co. LLC
3.82%, 11/02/27	400,000	385,671
2.90%, 02/10/29Δ	875,000	794,716
4.00%, 11/13/30	850,000	786,170
Freeport-McMoRan, Inc.
4.25%, 03/01/30	10,000	9,792
4.63%, 08/01/30	5,000	4,999
Gartner, Inc.
3.63%, 06/15/29 144A	65,000	62,095
3.75%, 10/01/30 144A	10,000	9,394
General Motors Financial Co., Inc.
5.85%, 04/06/30Δ	5,000	5,213
3.10%, 01/12/32Δ	50,000	43,756
6.40%, 01/09/33	110,000	117,335
6.10%, 01/07/34	20,000	20,837
Glencore Funding LLC
6.13%, 10/06/28 144A Δ	150,000	159,026
2.50%, 09/01/30 144A	55,000	49,333
6.38%, 10/06/30 144A	180,000	195,789
2.85%, 04/27/31 144A	420,000	376,887
5.70%, 05/08/33 144A Δ	120,000	126,255
6.50%, 10/06/33 144A Δ	395,000	435,970
Global Payments, Inc.
5.30%, 08/15/29	30,000	30,859
2.90%, 05/15/30	65,000	59,225
2.90%, 11/15/31Δ	65,000	57,248
5.40%, 08/15/32Δ	235,000	241,366

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	$105,000	$98,609
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 6.04%, 10/31/24† ρ	40,000	33,888
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	345,429
0.25%, 01/26/28(E) Δ	428,000	439,035
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	205,000	201,780
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	275,000	276,502
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	280,000	274,556
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	194,482
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	22,501
6.75%, 10/01/37	180,000	207,361
HCA, Inc.
5.38%, 09/01/26	18,000	18,202
4.13%, 06/15/29	70,000	68,923
3.50%, 09/01/30	50,000	47,133
2.38%, 07/15/31	30,000	25,953
3.63%, 03/15/32	180,000	166,502
5.50%, 06/01/33	210,000	218,143
5.60%, 04/01/34	85,000	88,606
5.45%, 09/15/34	190,000	195,572
5.25%, 06/15/49	145,000	137,771
Helmerich & Payne, Inc.
5.50%, 12/01/34 144A Δ	260,000	253,387
Hercules LLC
6.50%, 06/30/29	130,000	132,991
Hess Midstream Operations LP
4.25%, 02/15/30 144A Δ	145,000	138,552
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	50,000	49,521
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A Δ	155,000	140,172
Hilton Grand Vacations Borrower Escrow LLC
4.88%, 07/01/31 144A	20,000	18,167
Hologic, Inc.
3.25%, 02/15/29 144A Δ	125,000	116,566
Home Depot, Inc. (The)
4.95%, 06/25/34	45,000	46,801
Host Hotels & Resorts LP REIT
5.50%, 04/15/35	180,000	182,684
Icahn Enterprises LP
4.38%, 02/01/29	255,000	223,077
iHeartCommunications, Inc.
5.25%, 08/15/27 144A	35,000	23,927
Ingersoll Rand, Inc.
5.70%, 08/14/33	370,000	396,561
Intel Corporation
4.90%, 08/05/52	20,000	17,558
	Par	Value
5.60%, 02/21/54Δ	$65,000	$63,396
Invitation Homes Operating Partnership LP REIT
4.88%, 02/01/35	40,000	39,506
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	140,000	149,046
JBS U.S.A. Holding Lux S.a.r.l.
3.00%, 02/02/29	45,000	41,908
3.75%, 12/01/31	50,000	46,018
6.75%, 03/15/34 144A Δ	15,000	16,628
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	378,739
6.50%, 01/20/43	260,000	285,912
John Deere Capital Corporation
1.25%, 01/10/25	85,000	84,173
JPMorgan Chase & Co.
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	269,603
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	515,000	473,817
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33Δ ^	25,000	25,543
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51Δ ^	460,000	340,166
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52Δ ^	1,880,000	1,450,477
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	43,801
6.95%, 01/15/38	50,000	56,851
Kinder Morgan, Inc.
7.75%, 01/15/32Δ	560,000	654,258
Kroger Co. (The)
5.00%, 09/15/34	360,000	363,143
L3Harris Technologies, Inc.
5.40%, 01/15/27	30,000	30,797
5.40%, 07/31/33	60,000	62,700
5.35%, 06/01/34	55,000	57,243
5.60%, 07/31/53Δ	45,000	47,435
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 144A Δ	35,000	34,815
Legacy LifePoint Health LLC
4.38%, 02/15/27 144A	230,000	225,750
Leidos, Inc.
4.38%, 05/15/30	15,000	14,771
2.30%, 02/15/31	35,000	30,432
5.75%, 03/15/33Δ	140,000	147,367
Lennar Corporation
4.75%, 11/29/27	720,000	729,526
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	18,000	19,870
Marathon Petroleum Corporation
4.70%, 05/01/25	70,000	69,923
Marriott International, Inc.
2.85%, 04/15/31	75,000	67,556
5.30%, 05/15/34	50,000	51,542

	Par	Value
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A Δ	$45,000	$42,363
Marvell Technology, Inc.
2.95%, 04/15/31	60,000	54,224
5.95%, 09/15/33	5,000	5,376
Masco Corporation
6.50%, 08/15/32	27,000	29,804
Matador Resources Co.
6.88%, 04/15/28 144A	20,000	20,358
MBIA Insurance Corporation
16.82%, 01/15/33 144A #	215,000	11,288
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	406,626
Medline Borrower LP
6.25%, 04/01/29 144A	80,000	82,526
Medtronic, Inc.
4.15%, 10/15/53(E)	181,000	209,183
Microchip Technology, Inc.
5.05%, 03/15/29	140,000	143,819
Micron Technology, Inc.
6.75%, 11/01/29Δ	185,000	203,323
2.70%, 04/15/32	30,000	26,217
5.88%, 02/09/33	165,000	176,302
5.88%, 09/15/33Δ	545,000	583,231
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	53,517
3.88%, 05/15/32 144A	130,000	118,994
Morgan Stanley
(Variable, U.S. SOFR + 0.51%), 5.73%, 01/22/25†	350,000	350,036
3.63%, 01/20/27	250,000	247,778
3.95%, 04/23/27	27,000	26,735
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	285,000	261,145
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	20,000	22,248
(Variable, SONIA Interest Rate + 2.25%), 5.79%, 11/18/33(U) ^	820,000	1,152,219
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	120,000	123,982
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	100,000	104,327
(Variable, Euribor 3M + 1.24%), 3.96%, 03/21/35(E) ^	200,000	229,187
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	485,000	521,153
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	190,000	159,042
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	135,000	141,571
Motorola Solutions, Inc.
5.40%, 04/15/34	280,000	292,362
MPLX LP
5.00%, 03/01/33	25,000	25,030
4.70%, 04/15/48	80,000	69,816
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	666,572
Navient Corporation
6.75%, 06/15/26Δ	125,000	127,882
	Par	Value
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	$65,000	$65,045
5.88%, 02/15/27 144A	65,000	65,274
8.13%, 01/15/29 144A	95,000	101,671
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	25,518
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	113,642
5.88%, 11/15/28	90,000	95,942
6.38%, 05/15/29Δ	135,000	147,540
5.38%, 11/15/29 144A	10,000	10,525
4.88%, 06/15/30 144A	145,000	149,637
4.90%, 08/15/34Δ	190,000	196,600
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	236,914
Nordson Corporation
5.80%, 09/15/33Δ	25,000	26,986
NRG Energy, Inc.
2.75%, 06/01/48 CONV	20,000	44,380
Nutanix, Inc.
0.25%, 10/01/27 CONV Δ	17,000	20,358
Occidental Petroleum Corporation
3.50%, 08/15/29	280,000	263,864
8.88%, 07/15/30	10,000	11,802
6.63%, 09/01/30	35,000	37,782
6.13%, 01/01/31Δ	75,000	79,194
7.50%, 05/01/31	30,000	34,109
7.88%, 09/15/31	10,000	11,582
5.38%, 01/01/32	800,000	811,646
5.55%, 10/01/34Δ	25,000	25,399
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E) Δ	100,000	107,287
9.63%, 11/15/28(E)	100,000	119,717
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	60,000	60,885
Open Text Holdings, Inc.
4.13%, 02/15/30 144A Δ	300,000	281,902
Oracle Corporation
4.00%, 07/15/46	185,000	153,569
3.95%, 03/25/51	150,000	120,811
5.55%, 02/06/53Δ	80,000	81,938
Ovintiv, Inc.
8.13%, 09/15/30	15,000	17,440
7.20%, 11/01/31	5,000	5,584
7.38%, 11/01/31	10,000	11,291
6.50%, 08/15/34	120,000	129,644
6.63%, 08/15/37	30,000	32,206
6.50%, 02/01/38	5,000	5,361
Owens Corning
7.00%, 12/01/36	523,000	608,726
Pacific Gas and Electric Co.
4.55%, 07/01/30Δ	200,000	198,534
3.25%, 06/01/31	160,000	145,748
5.80%, 05/15/34	170,000	179,737
3.30%, 08/01/40	95,000	73,835
4.95%, 07/01/50	103,019	93,747

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Palo Alto Networks, Inc.
0.38%, 06/01/25 CONV	$10,000	$34,410
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	403,583
Permian Resources Operating LLC
6.25%, 02/01/33 144A	155,000	157,615
Pilgrim's Pride Corporation
4.25%, 04/15/31	35,000	33,294
3.50%, 03/01/32	340,000	302,163
Plains All American Pipeline LP
3.55%, 12/15/29	70,000	66,602
3.80%, 09/15/30	85,000	81,050
Post Holdings, Inc.
5.50%, 12/15/29 144A	30,000	29,807
4.50%, 09/15/31 144A	50,000	46,757
PPL Capital Funding, Inc.
2.88%, 03/15/28 CONV	140,000	148,645
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	109,668
PVH Corporation
4.13%, 07/16/29(E)	218,000	245,918
Range Resources Corporation
4.75%, 02/15/30 144A Δ	840,000	810,866
RAY Financing LLC
6.50%, 07/15/31(E) 144A	580,000	664,269
6.50%, 07/15/31(E)	130,000	148,888
Rocket Mortgage LLC
2.88%, 10/15/26 144A	370,000	355,506
3.63%, 03/01/29 144A	15,000	14,117
3.63%, 03/01/29	130,000	122,344
3.88%, 03/01/31 144A	325,000	299,527
4.00%, 10/15/33 144A	165,000	147,532
Rockies Express Pipeline LLC
6.88%, 04/15/40 144A	1,340,000	1,306,661
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25 CONV	10,000	35,789
4.25%, 07/01/26 144A	10,000	9,894
5.50%, 04/01/28 144A	215,000	217,860
5.63%, 09/30/31 144A	115,000	116,581
6.25%, 03/15/32 144A	50,000	51,898
6.00%, 02/01/33 144A	200,000	205,162
RTX Corporation
2.38%, 03/15/32	15,000	13,036
5.15%, 02/27/33	165,000	171,600
6.10%, 03/15/34	170,000	187,743
Sasol Financing U.S.A. LLC
5.50%, 03/18/31	1,470,000	1,312,848
Seagate HDD Cayman
4.09%, 06/01/29	5,000	4,806
9.63%, 12/01/32	7,650	8,889
Sempra
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/01/54^	45,000	45,197
Sensata Technologies, Inc.
4.38%, 02/15/30 144A Δ	720,000	688,797
3.75%, 02/15/31 144A Δ	205,000	187,910
	Par	Value
Southern Co. (The)
5.70%, 03/15/34	$275,000	$295,275
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	140,000	138,247
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	350,000	360,090
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	32,271
Southwest Airlines Co.
1.25%, 05/01/25 CONV	135,000	136,509
Southwestern Energy Co.
4.75%, 02/01/32	760,000	727,631
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	65,000	64,753
Sprint Capital Corporation
8.75%, 03/15/32	715,000	887,676
Steel Dynamics, Inc.
5.38%, 08/15/34Δ	30,000	30,983
Stewart Information Services Corporation
3.60%, 11/15/31Δ	220,000	193,593
Stryker Corporation
3.38%, 09/11/32(E)	140,000	157,550
Summer BC Holdco B S.a.r.l.
5.75%, 10/31/26(E)	100,000	111,440
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30Δ ^	90,000	92,503
Sysco Corporation
6.60%, 04/01/50Δ	122,000	143,108
Tapestry, Inc.
3.05%, 03/15/32	30,000	25,697
Targa Resources Corporation
6.13%, 03/15/33	115,000	123,505
6.50%, 03/30/34	320,000	353,801
5.50%, 02/15/35Δ	10,000	10,303
Targa Resources Partners LP
5.50%, 03/01/30	285,000	290,437
4.88%, 02/01/31	10,000	9,933
4.00%, 01/15/32	95,000	89,470
TD SYNNEX Corporation
6.10%, 04/12/34	240,000	254,089
Textron, Inc.
2.45%, 03/15/31	25,000	21,873
6.10%, 11/15/33	170,000	184,281
Time Warner Cable LLC
5.50%, 09/01/41	35,000	30,363
4.50%, 09/15/42	180,000	138,006
Timken Co. (The)
4.13%, 05/23/34(E)	195,000	215,610
T-Mobile U.S.A., Inc.
2.40%, 03/15/29Δ	25,000	23,035
3.88%, 04/15/30	675,000	656,594
2.70%, 03/15/32	515,000	454,393
5.75%, 01/15/34	360,000	386,745

	Par	Value
4.50%, 04/15/50	$235,000	$209,172
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	299,856
4.45%, 08/01/42	750,000	681,981
TransDigm, Inc.
6.75%, 08/15/28 144A	35,000	36,069
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,196
6.00%, 04/01/27	10,000	10,131
4.50%, 12/01/29 144A	110,000	104,325
4.63%, 03/01/30 144A	70,000	65,537
Trimble, Inc.
6.10%, 03/15/33	280,000	302,396
TriNet Group, Inc.
3.50%, 03/01/29 144A	160,000	148,770
Uber Technologies, Inc.
8.00%, 11/01/26 144A	15,000	15,037
7.50%, 09/15/27 144A	305,000	311,188
6.25%, 01/15/28 144A	120,000	121,369
0.88%, 12/01/28 144A CONV	35,000	43,908
4.50%, 08/15/29 144A Δ	400,000	397,314
4.80%, 09/15/34	70,000	69,947
5.35%, 09/15/54	130,000	129,015
UGI International LLC
2.50%, 12/01/29(E) Δ	100,000	103,736
United Rentals North America, Inc.
3.88%, 02/15/31	1,290,000	1,201,069
6.13%, 03/15/34 144A	665,000	688,074
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	456,600
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	45,000	47,201
4.13%, 08/15/31 144A	205,000	190,757
Veralto Corporation
5.45%, 09/18/33Δ	395,000	414,605
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	339,931
2.36%, 03/15/32	465,000	400,756
5.50%, 02/23/54	35,000	36,718
Viking Cruises, Ltd.
5.88%, 09/15/27 144A Δ	90,000	90,000
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	897,701
Viper Energy, Inc.
7.38%, 11/01/31 144A	40,000	42,339
VMware LLC
2.20%, 08/15/31	140,000	120,292
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	276,851
Warnermedia Holdings, Inc.
4.28%, 03/15/32Δ	50,000	44,433
4.69%, 05/17/33(E)	500,000	555,107
5.05%, 03/15/42Δ	375,000	306,310
Wells Fargo & Co.
5.88%, 06/15/25ρ Δ ^	170,000	170,931
	Par	Value
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	$200,000	$181,683
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	1,380,000	1,432,010
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	840,000	824,192
Western Digital Corporation
2.85%, 02/01/29	65,000	59,318
Western Midstream Operating LP
3.10%, 02/01/25	850,000	843,544
4.05%, 02/01/30	20,000	19,269
6.15%, 04/01/33	265,000	280,340
5.45%, 04/01/44	10,000	9,474
5.30%, 03/01/48	50,000	45,448
5.50%, 08/15/48	835,000	775,414
5.25%, 02/01/50Δ	25,000	22,693
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	284,471
Whistler Pipeline LLC
5.70%, 09/30/31 144A	30,000	31,073
5.95%, 09/30/34 144A Δ	35,000	36,260
Williams Cos., Inc. (The)
5.15%, 03/15/34	115,000	116,312
5.75%, 06/24/44	320,000	329,472
WMG Acquisition Corporation
2.25%, 08/15/31(E)	100,000	101,401
Yum! Brands, Inc.
4.63%, 01/31/32	195,000	186,885
ZF North America Capital, Inc.
6.88%, 04/14/28 144A	150,000	151,540
Zscaler, Inc.
0.13%, 07/01/25 CONV	15,000	18,375
Total Corporate Bonds (Cost $103,963,282)		102,522,039
FOREIGN BONDS — 43.6%
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	106,521
Angola — 0.0%
Angolan Government International Bond
9.38%, 05/08/48	200,000	169,699
Argentina — 0.5%
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	89,844
(Step to 1.75% on 07/09/27), 0.75%, 07/09/30 STEP	795,031	482,981
(Step to 4.75% on 07/09/27), 4.13%, 07/09/35 STEP	1,625,941	784,517
Pampa Energia SA
7.95%, 09/10/31 144A	610,000	620,217
Pan American Energy LLC
8.50%, 04/30/32 144A	960,000	1,014,442

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Provincia de Buenos Aires
6.63%, 09/01/37 144A STEP	$600,575	$287,525
		3,279,526
Australia — 1.5%
Australia Government Bond
3.25%, 04/21/29(A)	6,645,000	4,530,623
4.25%, 06/21/34(A)	991,000	700,259
1.75%, 06/21/51(A)	2,000,000	782,505
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A Δ	100,000	93,537
Queensland Treasury Corporation
4.50%, 03/09/33(A) 144A	2,133,000	1,470,661
4.75%, 02/02/34(A) 144A	489,000	340,832
5.25%, 07/21/36(A) 144A	1,945,000	1,380,565
		9,298,982
Austria — 0.2%
Benteler International AG
9.38%, 05/15/28(E) Δ	100,000	114,789
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	50,000	49,716
Sappi Papier Holding GmbH
3.13%, 04/15/26(E)	100,000	110,006
Suzano Austria GmbH
5.00%, 01/15/30	730,000	729,951
3.75%, 01/15/31	100,000	92,213
		1,096,675
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	212,639
Belgium — 0.3%
Azelis Finance NV
4.75%, 09/25/29(E) 144A Δ	300,000	340,131
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) Δ ^	500,000	610,990
Elia Transmission Belgium SA
0.88%, 04/28/30(E) Δ	500,000	495,591
Kingdom of Belgium Government Bond
1.45%, 06/22/37(E) 144A	33,774	31,661
0.40%, 06/22/40(E) 144A	40,594	30,017
3.75%, 06/22/45(E)	18,000	21,521
Ontex Group NV
3.50%, 07/15/26(E)	100,000	110,556
		1,640,467
Brazil — 0.8%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	80,000	80,290
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/25(B)	17,030,000	3,116,122
10.00%, 01/01/27(B)	9,227,000	1,621,766
	Par	Value
Brazilian Government International Bond
5.63%, 01/07/41	$100,000	$93,309
		4,911,487
Bulgaria — 0.0%
Bulgaria Government International Bond
4.38%, 05/13/31(E)	12,000	14,259
3.63%, 09/05/32(E)	11,000	12,457
4.50%, 01/27/33(E) Δ	41,000	49,182
4.88%, 05/13/36(E)	31,000	38,109
		114,007
Canada — 0.7%
1011778 BC ULC
5.63%, 09/15/29 144A Δ	100,000	101,570
4.00%, 10/15/30 144A	75,000	69,227
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A Δ	170,000	133,194
Canadian Government Bond
3.50%, 03/01/28(C)	3,476,000	2,635,445
4.00%, 03/01/29(C)	275,000	214,120
3.00%, 06/01/34(C)	885,000	657,165
First Quantum Minerals, Ltd.
9.38%, 03/01/29 144A	200,000	212,239
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	356,574
Open Text Corporation
6.90%, 12/01/27 144A	40,000	42,223
3.88%, 02/15/28 144A Δ	190,000	181,623
Rogers Communications, Inc.
3.80%, 03/15/32	141,000	130,900
		4,734,280
Chile — 0.1%
Chile Government International Bond
3.88%, 07/09/31(E)	180,000	206,568
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31	200,000	187,233
Empresa de los Ferrocarriles del Estado
3.83%, 09/14/61	200,000	143,822
		537,623
China — 3.4%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	673,231
China Government Bond
2.20%, 07/27/25(Y)	29,500,000	4,228,103
3.85%, 12/12/26(Y)	18,000,000	2,680,596
3.48%, 06/29/27(Y)	33,000,000	4,891,568
4.15%, 12/04/27(Y)	13,000,000	1,978,994
4.29%, 05/22/29(Y)	16,500,000	2,584,644
3.60%, 05/21/30(Y)	7,000,000	1,072,712
2.88%, 02/25/33(Y)	18,720,000	2,818,654
3.95%, 06/29/43(Y)	4,000,000	673,461

	Par	Value
4.10%, 05/21/45(Y)	$1,000,000	$173,678
Times China Holdings, Ltd.
6.75%, 07/08/25	200,000	5,200
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	495,000	32,319
		21,813,160
Colombia — 0.7%
Colombia Government International Bond
3.88%, 04/25/27	200,000	193,212
3.00%, 01/30/30	315,000	270,794
8.00%, 04/20/33	200,000	214,941
7.50%, 02/02/34	200,000	208,007
8.00%, 11/14/35	200,000	213,665
5.63%, 02/26/44	3,170,000	2,564,752
Ecopetrol SA
8.88%, 01/13/33	690,000	740,356
8.38%, 01/19/36	70,000	71,619
		4,477,346
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34	200,000	213,180
Croatia — 0.0%
Croatia Government International Bond
3.38%, 03/12/34(E)	130,000	148,577
Czech Republic — 0.6%
CPI Property Group SA
2.75%, 05/12/26(E)	100,000	107,449
(Variable, 4.34% - EUR Swap Rate 5Y), 3.75%, 04/28/28(E) ρ ^	100,000	91,563
1.75%, 01/14/30(E)	100,000	89,973
Czech Republic Government Bond
4.50%, 11/11/32(ZE)	21,020,000	986,959
4.90%, 04/14/34(ZE)	55,130,000	2,657,749
		3,933,693
Denmark — 0.0%
Orsted AS
(Variable, EUR Swap Rate 5Y + 2.62%), 5.25%, 12/08/99(E) Δ ^	200,000	229,170
Dominican Republic — 0.3%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/34 144A Δ	540,000	565,990
Dominican Republic International Bond
5.95%, 01/25/27Δ	100,000	101,473
4.88%, 09/23/32	300,000	286,124
4.88%, 09/23/32 144A	990,000	944,209
6.00%, 02/22/33	150,000	153,614
6.85%, 01/27/45	100,000	106,837
		2,158,247
	Par	Value
Ecuador — 0.0%
Ecuador Government International Bond
5.35%, 07/31/30Ω	$19,073	$10,684
6.90%, 07/31/30 STEP	102,243	74,623
(Step to 6.90% on 07/31/25), 5.50%, 07/31/35 STEP	168,031	95,931
(Step to 5.50% on 07/31/26), 5.00%, 07/31/40 STEP	64,317	33,400
		214,638
Egypt — 0.2%
Egypt Government International Bond
6.38%, 04/11/31(E)	1,300,000	1,214,476
7.90%, 02/21/48	200,000	154,734
		1,369,210
El Salvador — 0.1%
El Salvador Government International Bond
6.38%, 01/18/27	150,000	144,175
7.65%, 06/15/35	130,000	112,563
		256,738
Finland — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28(E)	100,000	106,820
France — 2.8%
Afflelou SAS
6.00%, 07/25/29(E) 144A	210,000	240,691
Air France-KLM
4.63%, 05/23/29(E)	100,000	113,333
Altice France SA
2.13%, 02/15/25(E)	1,220,000	1,310,512
8.13%, 02/01/27 144A Δ	750,000	613,915
3.38%, 01/15/28(E)	100,000	79,038
Banijay SAS
6.50%, 03/01/26(E)	100,000	111,673
Bertrand Franchise Finance SAS
6.50%, 07/18/30(E)	100,000	115,513
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ ^	740,000	748,497
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	329,372
(Variable, USD SOFR ICE Swap Rate 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	300,000	307,210
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.90%), 7.75%, 08/16/29 144A ρ ^	860,000	908,109
(Variable, U.S. SOFR + 1.52%), 5.18%, 01/09/30 144A ^	200,000	205,276
(Variable, 0.83% - Euribor 3M), 0.50%, 01/19/30(E) ^	300,000	296,423
(Variable, Euribor 3M + 1.60%), 4.75%, 11/13/32(E) ^	500,000	597,979

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BPCE SA
0.25%, 01/14/31(E)	$500,000	$468,753
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	619,321
Credit Agricole SA
(Variable, ICE SWAP Rate GBP SONIA 5Y + 4.81%), 7.50%, 06/23/26(U) ρ ^	1,590,000	2,161,166
(Variable, U.S. SOFR + 2.67%), 6.25%, 01/10/35 144A Δ ^	540,000	576,541
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ ^	300,000	399,846
Fnac Darty SA
6.00%, 04/01/29(E)	100,000	116,398
Forvia SE
2.38%, 06/15/27(E)	165,000	174,169
5.50%, 06/15/31(E) Δ	100,000	110,550
French Republic Government Bond OAT
2.75%, 02/25/29(E) 144A	1,201,000	1,352,840
1.50%, 05/25/31(E) 144A	14,604	15,192
0.00%, 11/25/31(E) 144A	868,000	801,944
3.00%, 11/25/34(E) 144A	1,258,000	1,409,604
1.25%, 05/25/38(E) 144A	525,000	461,491
2.50%, 05/25/43(E) 144A	393,000	386,763
3.25%, 05/25/55(E) 144A	371,000	389,489
0.50%, 05/25/72(E) 144A	19,000	7,695
Goldstory SAS
6.75%, 02/01/30(E)	100,000	114,096
6.75%, 02/01/30(E) 144A	620,000	707,396
Iliad Holding SASU
5.63%, 10/15/28(E) Δ	200,000	226,943
Kapla Holding SAS
3.38%, 12/15/26(E)	100,000	110,658
Loxam SAS
5.75%, 07/15/27(E)	200,000	222,938
Matterhorn Telecom SA
4.00%, 11/15/27(E)	140,000	155,462
Nexans SA
4.25%, 03/11/30(E)	100,000	113,882
SNF Group SACA
2.63%, 02/01/29(E)	100,000	105,258
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.07%, 01/19/35 144A Δ ^	200,000	208,703
Valeo SE
5.88%, 04/12/29(E)	100,000	117,122
Veolia Environnement SA
(Variable, 2.71% - EUR Swap Rate 5Y), 2.25%, 01/20/26(E) ρ ^	200,000	217,281
		17,729,042
	Par	Value
Germany — 6.4%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	$2,000,000	$1,717,645
Aroundtown SA
0.38%, 04/15/27(E)	200,000	203,862
Birkenstock Financing S.a.r.l.
5.25%, 04/30/29(E)	200,000	226,470
Bundesobligation
1.30%, 10/15/27(E)	368,000	402,712
2.40%, 10/19/28(E)	220,120	249,517
2.10%, 04/12/29(E)	65,895	73,837
Bundesrepublik Deutschland Bundesanleihe
0.50%, 02/15/26(E)	76,324	83,099
0.00%, 02/15/31(E) Δ	18,440,000	18,193,364
1.70%, 08/15/32(E)	14,523,506	15,836,937
2.60%, 08/15/34(E)	641,000	743,239
1.00%, 05/15/38(E)	161,000	151,389
0.00%, 08/15/52(E)	11,700	6,670
CECONOMY AG
6.25%, 07/15/29(E)	120,000	133,296
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30(E)	100,000	117,575
CT Investment GmbH
6.38%, 04/15/30(E) 144A	370,000	422,662
6.38%, 04/15/30(E)	100,000	114,233
Ctec II GmbH
5.25%, 02/15/30(E)	100,000	103,488
Deutsche Bank AG
(Variable, U.S. SOFR + 2.76%), 3.73%, 01/14/32^	201,000	180,444
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	178,489
IHO Verwaltungs GmbH
PIK, 3.88%, 05/15/27(E) 1	115,000	127,492
Kreditanstalt fuer Wiederaufbau
0.38%, 03/09/26(E)	21,000	22,740
0.00%, 06/15/26(E)	77,000	82,461
0.01%, 05/05/27(E)	22,000	23,127
1.25%, 06/30/27(E)	29,000	31,441
0.75%, 06/28/28(E)	61,000	64,273
0.75%, 01/15/29(E)	43,000	44,858
0.00%, 09/15/31(E)	33,000	31,165
Norddeutsche Landesbank-Girozentrale
(Variable, EURIBOR ICE Swap Rate 5Y + 2.95%), 5.63%, 08/23/34(E) ^	300,000	343,277
ProGroup AG
5.38%, 04/15/31(E)	100,000	108,751
Schaeffler AG
4.75%, 08/14/29(E)	100,000	111,980

	Par	Value
4.50%, 03/28/30(E)	$100,000	$109,995
State of North Rhine-Westphalia Germany
1.65%, 02/22/38(E)	11,000	10,683
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26(E)	175,839	196,340
TK Elevator Holdco GmbH
6.63%, 07/15/28(E) Δ	90,000	100,189
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	387,215
4.38%, 07/15/27(E)	200,000	221,266
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	108,539	122,736
		41,278,917
Ghana — 0.0%
Ghana Government International Bond
7.63%, 05/16/29	200,000	104,950
7.88%, 02/11/35	200,000	106,424
		211,374
Guatemala — 0.1%
Guatemala Government Bond
6.60%, 06/13/36	200,000	210,918
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	525,014
		735,932
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24#	200,000	11,500
Hungary — 0.4%
Hungary Government Bond
4.75%, 11/24/32(ZG)	282,860,000	730,173
7.00%, 10/24/35(ZG)	579,260,000	1,731,965
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	16,644
Magyar Export-Import Bank Zrt
6.00%, 05/16/29(E)	100,000	119,889
		2,598,671
Indonesia — 2.2%
Indonesia Government International Bond
1.40%, 10/30/31(E)	100,000	96,904
5.25%, 01/17/42 144A	1,940,000	2,018,994
5.25%, 01/17/42Δ	370,000	385,066
Indonesia Treasury Bond
7.00%, 05/15/27(I)	51,272,000,000	3,453,748
6.88%, 04/15/29(I)	4,871,000,000	330,894
8.25%, 05/15/29(I)	25,029,000,000	1,786,846
6.38%, 04/15/32(I)	8,294,000,000	546,111
7.00%, 02/15/33(I)	28,563,000,000	1,955,528
6.63%, 02/15/34(I)	42,970,000,000	2,879,387
6.75%, 07/15/35(I)	1,456,000,000	98,072
	Par	Value
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28Δ	$200,000	$205,759
1.88%, 11/05/31(E)	200,000	191,139
		13,948,448
Ireland — 0.4%
AerCap Ireland Capital DAC
5.75%, 06/06/28Δ	150,000	156,386
3.30%, 01/30/32	660,000	595,863
4.95%, 09/10/34	150,000	149,249
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%), 6.95%, 03/10/55^	820,000	850,455
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	19,745
0.55%, 04/22/41(E)	36,000	28,464
3.00%, 10/18/43(E)	12,000	13,802
Linde PLC
3.63%, 06/12/34(E)	500,000	577,728
		2,391,692
Israel — 0.0%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	65,000	58,624
5.88%, 03/30/31 144A	90,000	77,104
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	40,000	37,998
6.75%, 06/30/30 144A	45,000	41,111
		214,837
Italy — 1.9%
A2A SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.26%), 5.00%, 06/11/29(E) ρ ^	100,000	113,678
Cromwell Ereit Lux Finco S.a.r.l. REIT
2.13%, 11/19/25(E)	347,000	377,883
Fiber Bidco SpA
(Floating, Euribor 3M + 4.00%), 7.35%, 01/15/30(E) †	100,000	112,186
6.13%, 06/15/31(E)	100,000	110,959
Intesa Sanpaolo SpA
7.20%, 11/28/33 144A	200,000	227,927
Italy Buoni Poliennali Del Tesoro
3.40%, 03/28/25(E)	137,000	152,734
1.40%, 05/26/25(E)	73,698	70,036
1.20%, 08/15/25(E)	142,000	155,959
0.00%, 04/01/26(E)	163,000	174,974
0.55%, 05/21/26(E)	76,749	71,201
1.60%, 06/01/26(E)	86,000	94,496
3.45%, 07/15/27(E)	49,000	55,958
2.05%, 08/01/27(E)	4,190,000	4,617,446
3.35%, 07/01/29(E)	115,000	131,476
1.35%, 04/01/30(E)	290,000	299,150
1.60%, 06/28/30(E)	142,180	141,895
0.90%, 04/01/31(E)	14,000	13,709

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
0.60%, 08/01/31(E) 144A	$1,301,000	$1,236,955
2.50%, 12/01/32(E)	399,000	424,681
4.35%, 11/01/33(E)	57,000	68,883
1.45%, 03/01/36(E) 144A	9,000	8,126
4.05%, 10/30/37(E) 144A	40,000	46,685
4.30%, 10/01/54(E) 144A	13,000	14,825
Mooney Group SpA
(Floating, Euribor 3M + 3.88%), 7.35%, 12/17/26(E) †	100,000	111,184
Multiversity SpA
(Floating, Euribor 3M + 4.25%), 7.91%, 10/30/28(E) †	100,000	112,159
Neopharmed Gentili SpA
7.13%, 04/08/30(E)	100,000	115,979
Optics Bidco SpA
7.88%, 07/31/28(E)	100,000	125,991
1.63%, 01/18/29(E)	100,000	102,088
Pachelbel Bidco SpA
7.13%, 05/17/31(E)	100,000	118,929
Rossini S.a.r.l.
6.75%, 12/31/29(E)	100,000	117,242
TeamSystem SpA
(Floating, Euribor 3M + 3.50%), 7.13%, 07/31/31(E) 144A † Δ	710,000	795,014
Telecom Italia SpA
2.38%, 10/12/27(E) Δ	1,400,000	1,506,063
7.88%, 07/31/28(E) Δ	100,000	125,911
UniCredit SpA
(Variable, 2.55% - Euribor 3M), 2.20%, 07/22/27(E) ^	300,000	329,891
		12,282,273
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	510,000	542,713
5.88%, 10/17/31(E)	200,000	211,290
4.88%, 01/30/32(E) 144A	340,000	335,038
5.75%, 12/31/32 144A STEP	248,403	238,167
6.88%, 10/17/40(E)	100,000	98,692
		1,425,900
Japan — 0.8%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	125,933
5.95%, 02/15/29 144A	35,000	36,274
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	157,700,000	1,080,952
0.50%, 03/20/33(J)	93,950,000	642,479
0.80%, 03/20/34(J)	302,650,000	2,101,025
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	33,800,000	179,875
1.80%, 09/20/53(J)	14,800,000	96,808
2.20%, 06/20/54(J)	117,800,000	839,136
SoftBank Group Corporation
4.63%, 07/06/28	200,000	192,429
		5,294,911
	Par	Value
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	$44,536	$59,602
Aptiv PLC
3.25%, 03/01/32Δ	25,000	22,389
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	133,257
TVL Finance PLC
10.25%, 04/28/28(U)	100,000	140,313
		355,561
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	505,007
5.38%, 04/24/30	300,000	303,005
QazaqGaz NC JSC
4.38%, 09/26/27 144A Δ	630,000	615,448
		1,423,460
Kenya — 0.1%
Republic of Kenya Government International Bond
9.75%, 02/16/31 144A	860,000	870,750
Latvia — 0.0%
Latvia Government International Bond
3.00%, 01/24/32(E)	17,000	18,868
Luxembourg — 0.5%
AccorInvest Group SA
6.38%, 10/15/29(E) 144A	180,000	207,794
Altice Financing SA
2.25%, 01/15/25(E) Δ	1,180,000	1,297,180
4.25%, 08/15/29(E) Δ	145,000	130,059
ArcelorMittal SA
6.80%, 11/29/32Δ	335,000	373,859
6.75%, 03/01/41Δ	160,000	175,752
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	740,290
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E)	200,000	240,336
Eurofins Scientific SE
(Variable, Euribor 3M + 4.24%), 6.75%, 04/14/28(E) ρ ^	200,000	236,291
		3,401,561
Mexico — 3.5%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	1,125,000	1,135,143
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	581,230

	Par	Value
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	$630,000	$599,703
Cemex SAB de CV
5.20%, 09/17/30 144A	200,000	200,706
3.88%, 07/11/31 144A Δ	400,000	368,521
Mexican Bonos
7.50%, 06/03/27(M)	151,900,000	7,421,555
7.75%, 05/29/31(M)	13,790,000	651,595
7.50%, 05/26/33(M)	96,560,000	4,386,492
7.75%, 11/23/34(M)	54,100,000	2,467,338
7.75%, 11/13/42(M)	76,750,000	3,255,220
Mexico Government International Bond
3.63%, 04/09/29(E)	100,000	111,519
2.88%, 04/08/39(E)	700,000	624,488
5.75%, 10/12/10«	130,000	113,274
Petroleos Mexicanos
7.69%, 01/23/50	330,000	258,037
		22,174,821
Morocco — 0.1%
OCP SA
4.50%, 10/22/25 144A	320,000	317,417
Netherlands — 2.1%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	200,000	220,125
BE Semiconductor Industries NV
4.50%, 07/15/31(E)	100,000	114,308
Boels Topholding BV
5.75%, 05/15/30(E) 144A	610,000	701,226
Boost Newco Borrower LLC
8.50%, 01/15/31(U) 144A	140,000	203,010
Cooperatieve Rabobank UA
(Variable, 3.70% - EUR Swap Rate 5Y), 3.25%, 12/29/26(E) ρ ^	1,000,000	1,051,537
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	250,000	245,493
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	224,246
Enel Finance International NV
6.80%, 10/14/25 144A	1,630,000	1,669,806
Energizer Gamma Acquisition BV
3.50%, 06/30/29(E)	100,000	105,263
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	350,000	346,198
1.63%, 10/13/31(E)	200,000	178,682
House of HR Group BV
9.00%, 11/03/29(E)	100,000	111,815
IPD 3 BV
8.00%, 06/15/28(E) 144A	220,000	259,783
	Par	Value
(Floating, Euribor 3M + 3.38%), 6.86%, 06/15/31(E) 144A †	$310,000	$346,525
Koninklijke KPN NV
(Variable, EUR Swap Rate 5Y + 3.77%), 6.00%, 09/21/27(E) ρ Δ ^	131,000	155,468
Netherlands Government Bond
0.25%, 07/15/25(E) 144A	1,167,000	1,275,733
Odido Holding BV
3.75%, 01/15/29(E) 144A	480,000	525,296
3.75%, 01/15/29(E)	100,000	109,437
Petrobras Global Finance BV
6.88%, 01/20/40	80,000	82,108
6.90%, 03/19/49Δ	880,000	885,247
Prosus NV
3.83%, 02/08/51	1,020,000	718,467
Q-Park Holding I BV
5.13%, 03/01/29(E)	100,000	114,714
Sunrise HoldCo IV BV
5.50%, 01/15/28 144A	310,000	308,898
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ ^	300,000	357,153
TenneT Holding BV
0.88%, 06/16/35(E)	100,000	88,329
Trivium Packaging Finance BV
3.75%, 08/15/26(E) Δ	100,000	111,092
United Group BV
3.13%, 02/15/26(E)	100,000	110,146
5.25%, 02/01/30(E) 144A	500,000	546,835
6.75%, 02/15/31(E)	100,000	115,907
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	100,000	108,170
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	200,000	207,510
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,263,241
ZF Europe Finance BV
3.00%, 10/23/29(E) Δ	300,000	298,689
Ziggo Bond Co. BV
3.38%, 02/28/30(E)	150,000	151,769
		13,312,226
New Zealand — 0.9%
New Zealand Government Bond
3.50%, 04/14/33(Z)	7,286,000	4,400,659
4.25%, 05/15/36(Z)	2,261,000	1,412,633
		5,813,292
Nigeria — 0.2%
Nigeria Government International Bond
8.38%, 03/24/29Δ	220,000	213,612
7.14%, 02/23/30 144A	440,000	400,144

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
7.63%, 11/28/47 144A	$940,000	$722,294
		1,336,050
Norway — 0.2%
Aker BP ASA
3.75%, 01/15/30 144A	150,000	143,077
4.00%, 01/15/31 144A	335,000	318,257
Norway Government Bond
1.75%, 03/13/25(K) 144A	2,940,000	275,384
Var Energi ASA
8.00%, 11/15/32 144A	315,000	365,632
		1,102,350
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	217,035
Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30Δ	210,000	188,375
2.25%, 09/29/32	200,000	155,140
6.70%, 01/26/36	100,000	104,460
		447,975
Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.38%, 10/04/28Δ	200,000	196,550
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	205,794
Peru — 0.1%
Peruvian Government International Bond
1.95%, 11/17/36(E)	100,000	88,735
Petroleos del Peru SA
5.63%, 06/19/47 144A	750,000	514,370
		603,105
Philippines — 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	81,665
2.95%, 05/05/45	200,000	147,979
		229,644
Poland — 1.2%
Bank Gospodarstwa Krajowego
3.88%, 03/13/35(E) Δ	100,000	111,720
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,306,138
1.75%, 04/25/32(P)	27,420,000	5,661,007
Republic of Poland Government International Bond
5.50%, 03/18/54	310,000	317,194
		7,396,059
	Par	Value
Portugal — 0.2%
EDP SA
(Variable, EUR Swap Rate 5Y + 3.18%), 5.94%, 04/23/83(E) ^	$100,000	$117,472
Portugal Obrigacoes do Tesouro OT
1.65%, 07/16/32(E) 144A Δ	1,290,581	1,354,469
		1,471,941
Romania — 0.2%
RCS & RDS SA
3.25%, 02/05/28(E) Δ	100,000	107,169
Romanian Government International Bond
6.63%, 09/27/29(E)	70,000	85,556
3.62%, 05/26/30(E)	39,000	41,600
5.13%, 09/24/31(E)	30,000	33,575
5.25%, 05/30/32(E)	29,000	32,458
2.00%, 04/14/33(E)	122,000	105,900
6.38%, 09/18/33(E)	125,000	149,661
6.38%, 01/30/34 144A	30,000	31,295
3.75%, 02/07/34(E)	100,000	98,624
5.75%, 03/24/35 144A Δ	188,000	186,966
3.88%, 10/29/35(E)	80,000	77,026
5.63%, 02/22/36(E)	43,000	47,674
		997,504
Saudi Arabia — 0.0%
Gaci First Investment Co.
5.38%, 10/13/22ψ	200,000	181,964
Senegal — 0.0%
Senegal Government International Bond
4.75%, 03/13/28(E)	100,000	104,122
Serbia — 0.0%
Serbia International Bond
2.13%, 12/01/30	200,000	168,217
Slovakia — 0.0%
Slovakia Government Bond
3.75%, 03/06/34(E)	28,000	32,261
0.38%, 04/21/36(E)	18,400	14,377
		46,638
Slovenia — 0.0%
Slovenia Government Bond
3.00%, 03/10/34(E)	54,000	60,548
South Africa — 1.3%
Republic of South Africa Government Bond
8.88%, 02/28/35(S) Δ	5,920,000	317,338
6.25%, 03/31/36(S)	2,140,000	91,392
9.00%, 01/31/40(S)	2,170,000	109,955
6.50%, 02/28/41(S)	75,016,000	2,999,748
Republic of South Africa Government International Bond
4.85%, 09/30/29	2,190,000	2,130,142
5.75%, 09/30/49	2,420,000	2,015,921

	Par	Value
7.30%, 04/20/52	$330,000	$328,726
		7,993,222
South Korea — 0.1%
Korea Treasury Bond
4.25%, 12/10/32(KW)	830,110,000	689,910
Spain — 0.6%
Autonomous Community of Madrid Spain
3.46%, 04/30/34(E)	20,000	23,078
Cellnex Finance Co. SA
2.00%, 02/15/33(E)	2,000,000	1,975,930
Eroski S Coop
10.63%, 04/30/29(E)	100,000	118,535
Grifols SA
1.63%, 02/15/25(E)	40,917	45,008
2.25%, 11/15/27(E)	150,000	160,442
Lorca Telecom Bondco SA
4.00%, 09/18/27(E)	680,000	752,904
4.00%, 09/18/27(E) 144A	300,000	332,163
Spain Government Bond
0.80%, 07/30/27(E) 144A	26,000	27,775
1.40%, 07/30/28(E) 144A	73,000	78,487
3.55%, 10/31/33(E) 144A	19,000	22,358
3.25%, 04/30/34(E) 144A	22,000	25,239
3.45%, 10/31/34(E) 144A	54,000	62,810
1.15%, 11/30/36	22,348	24,809
4.00%, 10/31/54(E) 144A	39,000	45,740
		3,695,278
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.85%, 11/03/25	200,000	113,358
6.75%, 04/18/28	250,000	141,223
		254,581
Supranational — 1.8%
European Bank for Reconstruction & Development
6.30%, 10/26/27(ZH)	351,800,000	4,161,377
European Investment Bank
2.88%, 10/15/31(E)	82,000	93,748
European Union
0.00%, 07/06/26(E)	118,000	126,245
2.00%, 10/04/27(E)	59,000	65,134
2.88%, 12/06/27(E)	30,000	33,935
1.63%, 12/04/29(E)	129,825	139,044
2.50%, 12/04/31(E)	47,000	52,126
3.25%, 07/04/34(E)	1,560,000	1,811,389
3.00%, 12/04/34(E)	251,000	284,989
3.38%, 10/04/39(E)	43,000	49,342
4.00%, 04/04/44(E)	19,000	23,457
3.25%, 02/04/50(E)	10,000	11,055
3.00%, 03/04/53(E)	16,000	16,785
International Bank for Reconstruction & Development
6.75%, 07/13/29(ZH)	366,100,000	4,366,009
		11,234,635
	Par	Value
Sweden — 0.3%
Assemblin Caverion Group AB
6.25%, 07/01/30(E)	$100,000	$114,388
Castellum AB
(Variable, 3.45% - EUR Swap Rate 5Y), 3.13%, 12/02/26(E) ρ ^	100,000	106,762
Fastighets AB Balder
(Variable, 3.19% - EUR Swap Rate 5Y), 2.87%, 06/02/81(E) ^	100,000	107,135
Verisure Holding AB
3.25%, 02/15/27(E)	100,000	109,434
7.13%, 02/01/28(E) 144A	970,000	1,128,501
7.13%, 02/01/28(E)	100,000	116,340
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	265,647
5.25%, 02/15/29(E)	100,000	110,686
		2,058,893
Switzerland — 0.1%
UBS Group AG
(Variable, 1.05% - EURIBOR ICE SWAP RATE), 1.00%, 06/24/27(E) ^	400,000	430,330
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	400,000	422,388
		852,718
Thailand — 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	13,906,000	422,312
Turkey — 0.5%
Turkiye Government International Bond
6.00%, 03/25/27	1,570,000	1,606,789
5.88%, 05/21/30(E)	205,000	238,749
9.13%, 07/13/30	200,000	228,639
7.13%, 07/17/32	235,000	242,818
6.50%, 01/03/35	430,000	421,954
4.88%, 04/16/43	500,000	377,898
		3,116,847
Ukraine — 0.0%
Ukraine Government International Bond
(Step to 3.00% on 02/01/27), 0.00%, 02/01/30 STEP	6,769	2,964
(Step to 3.00% on 02/01/27), 0.00%, 02/01/34 STEP	25,295	8,627
(Step to 4.50% on 08/01/25), 1.75%, 02/01/34 STEP	61,960	27,646
(Step to 3.00% on 02/01/27), 0.00%, 02/01/35 STEP	21,376	9,320
(Step to 4.50% on 08/01/25), 1.75%, 02/01/35 STEP	30,980	13,499
(Step to 3.00% on 02/01/27), 0.00%, 02/01/36 STEP	17,813	7,741

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Step to 4.50% on 08/01/25), 1.75%, 02/01/36 STEP	$30,980	$13,259
7.75%, 05/31/40Ξ	80,000	56,889
		139,945
United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	200,000	188,511
United Kingdom — 4.4%
Albion Financing 1 S.a.r.l.
5.25%, 10/15/26(E)	100,000	112,814
Alexandrite Monnet UK Holdco PLC REIT
10.50%, 05/15/29(E)	100,000	120,571
Amber Finco PLC
6.63%, 07/15/29(E) Δ	100,000	116,714
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	201,033
5.50%, 05/02/33 144A Δ	200,000	205,762
B&M European Value Retail SA
4.00%, 11/15/28(U)	100,000	125,488
8.13%, 11/15/30(U)	100,000	143,682
BAE Systems PLC
5.30%, 03/26/34 144A	200,000	208,083
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	331,666
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	375,082
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 03/15/28ρ ^	200,000	179,512
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) ^	410,000	415,036
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	100,000	108,527
Bellis Acquisition Co. PLC
4.50%, 02/16/26(U) 144A	840,000	1,104,789
Bellis Finco PLC
4.00%, 02/16/27(U)	203,000	251,148
British Telecommunications PLC
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	300,000	433,258
Co-operative Group Holdings 2011, Ltd.
7.50%, 07/08/26(U) STEP	100,000	136,738
Deuce Finco PLC
5.50%, 06/15/27(U)	100,000	131,447
Gatwick Airport Finance PLC
4.38%, 04/07/26(U)	1,480,000	1,938,997
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ ^	400,000	401,033
(Variable, U.S. SOFR + 2.61%), 5.21%, 08/11/28^	680,000	693,975
	Par	Value
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	$200,000	$210,620
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	200,000	197,282
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	122,421
INEOS Quattro Finance 2 PLC
8.50%, 03/15/29(E)	100,000	118,056
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28(E)	100,000	112,181
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	390,000	387,322
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	2,070,000	2,067,967
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	472,087
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A	10,000	10,415
5.15%, 03/17/30 144A	20,000	20,060
6.50%, 03/26/31 144A	85,000	89,778
Maison Finco PLC
6.00%, 10/31/27(U)	100,000	129,432
Miller Homes Group Finco PLC
(Floating, Euribor 3M + 5.25%), 8.79%, 05/15/28(E) †	200,000	225,830
Mobico Group PLC
(Variable, UK Gilts 5Y + 4.14%), 4.25%, 11/26/25(U) ρ ^	100,000	121,789
Motion Finco S.a.r.l.
7.38%, 06/15/30(E)	200,000	225,619
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	169,784
National Grid PLC
4.28%, 01/16/35(E)	500,000	584,802
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	120,000	115,981
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	200,000	178,066
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	395,533
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	300,000	436,519
PEU Fin PLC
7.25%, 07/01/28(E) 144A	390,000	453,284
7.25%, 07/01/28(E)	520,000	604,379
Pinewood Finco PLC
6.00%, 03/27/30(U) 144A	1,000,000	1,344,095
Pinnacle Bidco PLC
10.00%, 10/11/28(U) 144A	600,000	856,818
10.00%, 10/11/28(U) Δ	100,000	142,803

	Par	Value
Premier Foods Finance PLC
3.50%, 10/15/26(U)	$920,000	$1,206,206
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	131,314
SSE PLC
1.75%, 04/16/30(E)	350,000	364,400
Synthomer PLC
7.38%, 05/02/29(E)	100,000	116,509
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	360,382	471,722
United Kingdom Gilt
0.25%, 01/31/25(U)	350,000	461,821
0.50%, 01/31/29(U)	1,779,000	2,072,900
4.13%, 07/22/29(U)	617,000	834,285
3.25%, 01/31/33(U)	636,000	809,528
4.50%, 09/07/34(U)	1,360,000	1,893,091
4.50%, 12/07/42(U)	99,000	133,404
4.50%, 12/07/42(U)	413,000	556,569
1.25%, 07/31/51(U)	1,226,000	808,896
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U) Δ	300,000	355,462
Vodafone Group PLC
4.88%, 06/19/49	170,000	156,369
5.75%, 06/28/54	135,000	139,859
(Variable, EUR Swap Rate 5Y + 3.43%), 4.20%, 10/03/78(E) ^	100,000	112,346
Wessex Water Services Finance PLC
1.50%, 09/17/29(U)	300,000	327,558
		28,480,517
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	105,000	117,924
3.70%, 11/25/30	200,000	173,064
		290,988
Zambia — 0.0%
Zambia Government International Bond
(Step to 7.50% on 06/30/31), 5.75%, 06/30/33 STEP	169,176	149,543
Total Foreign Bonds (Cost $289,566,851)		281,167,534
LOAN AGREEMENTS — 1.2%
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.70%, 05/12/28†	478,937	474,807
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.71%, 05/15/26†	482,233	478,616
	Par	Value
Asplundh Tree Expert LLC 2024 Incremental Term Loan
0.00%, 05/23/31† Σ	$154,457	$154,780
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.20%, 08/19/28†	504,869	498,197
Asurion LLC New B-9 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.21%, 07/31/27†	775,879	766,289
Boost Newco Borrower LLC USD Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.10%, 01/31/31†	45,000	45,075
Foundation Building Materials, Inc. 2024 Incremental Term Loan
0.00%, 01/29/31† Σ	29,298	28,594
Fugue Finance LLC Existing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.06%, 01/31/28†	600,865	605,477
Garda World Security Corporation Tenth Additional Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.60%, 02/01/29†	403,311	403,765
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.60%, 11/08/30†	105,172	105,268
Hilton Grand Vacations Borrower LLC Amendment No. 4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.10%, 01/17/31†	246,382	244,996
Hilton Grand Vacations Borrower LLC Initial Term Loan
0.00%, 08/02/28† Σ	6,793	6,762
Ineos Quattro Holdings UK Limited 2029 Tranche B Euro Term Loan
(Floating, ICE Euribor USD 1M + 4.50%), 7.88%, 04/02/29†	450,000	501,909
IU Finance Management GmbH Term Loan
(Floating, ICE Euribor USD 3M + 3.75%), 7.19%, 12/08/28†	690,000	770,405
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.46%, 09/18/26†	59,033	59,085
Resideo Funding, Inc. Fourth Amendment Term Loan
0.00%, 06/13/31† Σ	10,000	10,025

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.30%, 06/13/31†	$134,662	$134,999
Resideo Funding, Inc. Initial Term Loan 2024
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.86%, 02/11/28†	30,132	30,282
Ryan Specialty LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.10%, 09/15/31†	23,000	23,029
SBA Senior Finance II LLC Initial Term Loan 2024
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.85%, 01/25/31†	119,540	119,708
Sedgwick Claims Management Services, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 8.25%, 07/31/31†	248,343	248,164
Six Flags Entertainment Corporation Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.85%, 05/01/31†	34,912	34,904
Star Parent, Inc. Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.75%), 8.35%, 09/27/30†	84,799	82,632
Summit Materials LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.05%, 01/12/29†	184,399	185,378
Trans Union LLC 2024 Refinancing Term B-8 Loan
0.00%, 06/24/31† Σ	24,825	24,804
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.60%, 06/24/31†	260,745	260,523
TransDigm, Inc. New Tranche J Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.10%, 02/28/31†	671,923	670,061
TransDigm, Inc. Tranche I Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 8.08%, 08/24/28†	22,055	22,070
Truist Insurance Holdings LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 7.85%, 05/06/31†	80,000	80,008
UFC Holdings LLC Term B-3 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.29%, 04/29/26†	103,379	103,591
	Par	Value
Wyndham Hotels & Resorts, Inc. 2024 Term B Loan
0.00%, 05/24/30† Σ	$290,000	$290,226
Total Loan Agreements (Cost $7,513,754)		7,464,429
MORTGAGE-BACKED SECURITIES — 8.6%
BANK, Series 2018-BNK15, Class B
4.82%, 11/15/61† γ	260,000	255,036
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	72,674
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	81,617
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 7.22%, 12/15/38 144A †	25,000	24,632
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 7.52%, 12/15/38 144A †	25,000	24,586
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 8.82%, 12/15/38 144A †	20,000	19,626
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 8.33%, 08/15/39 144A †	65,000	64,764
CAFL Issuer LLC, Series 2021-RTL1, Class A1
(Step to 4.24% on 04/28/25), 2.24%, 03/28/29 144A STEP	63,101	62,498
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	9,683	9,094
COMM Mortgage Trust, Series 2018-COR3, Class B
4.67%, 05/10/51† γ	440,000	382,058
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.49%, 09/25/31 144A †	449,600	477,842
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.49%, 07/25/39 144A †	471,655	491,980
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.38%, 10/25/41 144A †	900,000	928,402

	Par	Value
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.75%, 2.75% Floor), 8.03%, 12/25/41 144A †	$420,000	$430,181
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.93%, 12/25/41 144A †	1,333,000	1,343,689
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 7.18%, 12/25/41 144A †	706,000	715,085
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 8.28%, 01/25/42 144A †	385,000	395,473
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.78%, 03/25/42 144A †	365,000	384,048
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.38%, 03/25/42 144A †	406,000	423,401
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.55%, 2.55% Floor), 7.83%, 07/25/42 144A †	371,591	381,656
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%, 3.60% Floor), 8.88%, 07/25/42 144A †	329,000	347,923
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.08%, 01/25/44 144A †	400,000	403,879
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C
4.49%, 08/15/48† γ	1,180,000	969,849
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class C
4.52%, 11/15/49† γ	1,060,000	980,408
CSMC Trust, Series 2021-RPL1, Class A1
4.07%, 09/27/60 144A † γ	53,553	53,404
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.38%, 09/10/28 144A † γ	100,000	104,968
Extended Stay America Trust, Series 2021-ESH, Class D
(Floating, CME Term SOFR 1M + 2.36%, 2.25% Floor), 7.46%, 07/15/38 144A †	89,104	89,405
	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.66%, 2.55% Floor), 7.94%, 12/25/30†	$713,798	$737,889
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	64,069	58,785
3.50%, 04/01/50	37,320	35,263
3.00%, 07/01/50	72,869	66,617
2.50%, 12/01/50	391,575	338,704
2.50%, 08/01/51	126,643	110,067
2.50%, 09/01/51	544,722	471,483
2.50%, 01/01/52	273,545	237,975
2.50%, 02/01/52	1,117,601	967,883
2.50%, 03/01/52	1,031,994	898,467
2.50%, 04/01/52	589,236	509,692
3.50%, 05/01/52	620,907	579,206
2.50%, 06/01/52	273,810	237,907
3.50%, 06/01/52	174,811	162,989
4.50%, 08/01/52	658,113	648,008
3.00%, 09/01/52	202,220	181,720
4.00%, 09/01/52	201,735	193,986
4.50%, 09/01/52	197,771	194,598
5.50%, 09/01/52	382,684	388,900
4.00%, 10/01/52	71,854	69,071
5.00%, 10/01/52	346,396	346,779
5.50%, 10/01/52	336,912	341,486
5.00%, 11/01/52	526,309	526,965
5.50%, 12/01/52	73,781	74,840
5.00%, 01/01/53	356,958	357,302
5.00%, 02/01/53	678,410	678,819
5.50%, 02/01/53	261,715	265,120
6.00%, 03/01/53	218,883	224,080
5.00%, 04/01/53	392,839	393,015
6.00%, 04/01/53	565,923	579,706
5.50%, 05/01/53	327,861	331,871
6.00%, 05/01/53	947,276	969,938
6.00%, 06/01/53	809,390	828,592
5.00%, 08/01/53	61,659	61,670
6.00%, 09/01/53	363,560	373,810
6.00%, 10/01/53	45,716	46,769
5.00%, 11/01/53	313,872	313,795
6.00%, 08/01/54	245,531	251,000
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	159,013	157,739
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M
4.75%, 07/25/58 144A	713,219	693,334

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	$1,170,000	$1,119,972
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 2.65%), 7.93%, 01/25/51 144A †	500,000	531,862
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 8.68%, 10/25/41 144A †	470,000	485,197
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.05%), 7.33%, 12/25/33 144A †	177,083	180,759
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 7.68%, 02/25/42 144A †	1,169,000	1,197,066
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.28%, 04/25/42 144A †	23,070	23,382
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.90%), 8.18%, 04/25/42 144A †	179,000	185,357
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 5.75%), 11.03%, 09/25/42 144A †	380,000	422,850
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.78%, 03/25/42 144A †	106,000	111,235
Federal National Mortgage Association
3.00%, 08/01/46	70,155	64,400
3.00%, 12/01/47	213,707	196,494
3.50%, 08/01/49	93,244	88,025
	Par	Value
4.00%, 08/01/49	$82,257	$80,042
3.50%, 09/01/49	161,449	152,412
4.00%, 10/01/49	121,728	118,450
3.00%, 03/01/50	100,327	91,720
3.00%, 05/01/50	111,793	102,063
3.50%, 06/01/50	30,523	28,808
2.50%, 07/01/50	51,542	45,020
3.00%, 07/01/50	31,264	28,491
2.50%, 12/01/50	428,868	370,481
2.50%, 05/01/51	1,029,160	890,026
3.00%, 07/01/51	178,672	161,260
2.50%, 09/01/51	598,462	521,001
2.50%, 01/01/52	303,546	262,968
3.00%, 02/01/52	286,791	258,225
2.50%, 03/01/52	929,423	806,654
2.50%, 04/01/52	218,860	189,944
3.50%, 05/01/52	573,467	537,544
3.50%, 06/01/52	89,455	83,440
3.00%, 07/01/52	129,017	115,973
4.00%, 07/01/52	187,299	181,034
3.50%, 08/01/52	300,003	280,653
4.00%, 08/01/52	701,794	675,077
5.00%, 08/01/52	205,619	206,108
4.50%, 09/01/52	789,369	776,702
4.50%, 10/01/52	795,612	782,766
5.00%, 11/01/52	178,391	178,559
3.50%, 12/01/52	97,135	90,584
6.00%, 12/01/52	930,962	955,101
4.50%, 01/01/53	1,072,365	1,054,775
5.00%, 01/01/53	516,144	516,787
5.50%, 01/01/53	983,656	995,829
5.00%, 02/01/53	159,675	159,771
5.50%, 02/01/53	474,527	480,372
4.50%, 03/01/53	101,037	99,405
5.00%, 03/01/53	724,046	724,482
5.00%, 04/01/53	748,593	748,986
4.50%, 05/01/53	271,828	267,408
5.50%, 07/01/53	772,372	782,421
6.00%, 07/01/53	618,606	633,280
5.50%, 10/01/53	121,148	122,596
4.50%, 11/01/53	148,365	145,934
5.50%, 01/01/54	844,963	855,285
6.50%, 01/01/54	289,576	299,318
5.50%, 02/01/54	283,814	287,529
5.50%, 03/01/54	514,188	520,404
6.00%, 06/01/54	57,704	58,989
6.00%, 07/01/54	146,006	149,259
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	27,656	26,646
Government National Mortgage Association
2.50%, 05/20/52	356,569	314,374
4.50%, 09/20/52	192,789	190,682
5.00%, 11/20/52	110,119	110,508
5.00%, 03/20/53	181,881	182,431
5.50%, 03/20/53	284,616	287,962
5.00%, 07/20/53	147,022	147,477

	Par	Value
5.50%, 07/20/53	$60,131	$60,788
6.00%, 08/20/53	65,179	66,486
5.00%, 11/20/53	92,088	92,325
5.00%, 01/20/54	132,005	132,346
6.00%, 01/20/54	52,984	53,919
5.50%, 02/20/54	180,831	182,671
4.50%, 04/20/54	143,578	141,866
6.00%, 05/20/54	173,107	176,439
5.00%, 07/20/54	99,615	99,902
Hawaii Hotel Trust, Series 2019-MAUI, Class F
(Floating, CME Term SOFR 1M + 3.05%, 3.00% Floor), 8.14%, 05/15/38 144A †	780,000	773,531
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.33%, 11/05/38 144A † γ	540,000	525,209
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS
4.23%, 07/15/48	970,000	929,762
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	109,983
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	93,760	89,395
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	769,371	777,800
Radnor RE, Ltd., Series 2021-1, Class M1C
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 7.98%, 12/27/33 144A †	453,267	459,740
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 7.61%, 05/15/38 144A †	760,000	696,887
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	45,764	43,996
TVC Mortgage Trust, Series 2024-RRTL1, Class A1
(Step to 6.55% on 03/25/27), 5.55%, 07/25/39 144A STEP	110,000	110,491
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.53%, 08/15/50† γ	410,000	368,026
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	254,195
Verus Securitization Trust, Series 2022-4, Class A1
(Step to 4.95% on 05/25/26), 4.47%, 04/25/67 144A STEP	755,752	749,935
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.08%, 07/15/46† γ	16,921	15,644
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	$25,000	$22,330
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.33%, 08/15/46† γ	35,000	30,844
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	27,196	24,355
Total Mortgage-Backed Securities (Cost $54,934,679)		55,553,498
U.S. TREASURY OBLIGATIONS — 20.6%
U.S. Treasury Bonds
3.50%, 02/15/39	4,700,000	4,488,133
4.25%, 05/15/39	30,000	31,027
3.88%, 08/15/40	20,000	19,717
1.75%, 08/15/41	650,000	461,132
2.00%, 11/15/41Δ	40,000	29,426
2.75%, 08/15/42	90,000	74,187
4.00%, 11/15/42	6,480,000	6,378,750
2.88%, 05/15/43	1,590,000	1,320,569
4.38%, 08/15/43	2,229,000	2,292,692
4.13%, 08/15/44Δ	676,000	670,824
3.00%, 05/15/45	30,000	24,950
3.00%, 11/15/45	660,000	547,594
2.50%, 05/15/46Δ	590,000	444,885
2.25%, 08/15/46Δ	690,000	494,186
2.88%, 11/15/46	1,520,000	1,222,591
3.00%, 05/15/47	60,000	49,110
2.75%, 08/15/47	90,000	70,267
3.13%, 05/15/48	40,000	33,235
3.38%, 11/15/48Δ	770,000	667,554
1.25%, 05/15/50Δ	50,000	26,769
1.38%, 08/15/50Δ	3,730,000	2,055,871
2.38%, 05/15/51Δ	870,000	614,081
3.00%, 08/15/52	960,000	771,787
3.63%, 05/15/53	930,000	846,591
4.13%, 08/15/53	211,000	210,184
4.75%, 11/15/53Δ	664,000	733,642
4.25%, 02/15/54	409,000	416,924
4.25%, 08/15/54	417,000	425,861
		25,422,539
U.S. Treasury Notes
1.50%, 10/31/24Δ	410,000	408,870
2.00%, 02/15/25Δ	70,000	69,352
4.25%, 05/31/25‡‡	1,227,000	1,227,319
0.38%, 11/30/25	13,920,000	13,372,444
1.63%, 02/15/26	6,110,000	5,933,980
4.63%, 02/28/26‡‡	3,790,000	3,832,638
4.50%, 03/31/26	615,000	621,534
4.88%, 04/30/26	880,000	895,159
1.63%, 05/15/26	340,000	328,884
4.88%, 05/31/26	970,000	987,941
4.63%, 06/30/26Δ	2,305,000	2,340,701
3.75%, 08/31/26Δ	3,465,000	3,470,279
3.50%, 09/30/26	1,505,000	1,500,855

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.00%, 11/15/26	$4,680,000	$4,525,341
1.25%, 11/30/26	200,000	190,219
0.63%, 03/31/27	4,600,000	4,277,281
3.75%, 08/15/27	1,263,000	1,269,167
4.00%, 01/31/29	13,770,000	14,005,058
4.25%, 02/28/29‡‡	1,137,000	1,168,800
4.63%, 04/30/29	14,150,000	14,778,735
4.25%, 06/30/29‡‡	3,095,000	3,186,097
4.00%, 07/31/29Δ	2,820,000	2,874,087
4.63%, 09/30/30	10,210,000	10,754,799
0.88%, 11/15/30Δ	8,550,000	7,278,355
4.00%, 01/31/31	540,000	550,758
4.25%, 02/28/31‡‡	563,000	582,353
1.25%, 08/15/31	730,000	623,551
3.75%, 08/31/31Δ	619,000	622,385
1.38%, 11/15/31Δ	550,000	471,109
2.88%, 05/15/32Δ	3,450,000	3,262,137
2.75%, 08/15/32	1,090,000	1,018,809
3.38%, 05/15/33	1,100,000	1,069,729
		107,498,726
Total U.S. Treasury Obligations (Cost $137,548,524)		132,921,265

Shares
COMMON STOCK — 0.0%
Communication Services — 0.0%
Altice U.S.A., Inc. Class A* (Cost $261,222)	16,976	41,760
	Shares	Value
MUTUAL FUNDS — 0.2%
VanEck JP Morgan EM Local Currency Bond ETFΔ (Cost $1,328,443)	54,000	$1,371,600
MONEY MARKET FUNDS — 7.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø §	21,076,163	21,076,163
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø ∞	12,241,627	12,241,627
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	16,357,547	16,357,547
Total Money Market Funds (Cost $49,675,337)		49,675,337
TOTAL INVESTMENTS —100.1% (Cost $659,001,761)		645,100,343
Liabilities in Excess of Other Assets — (0.1)%		(633,673)
NET ASSETS — 100.0%		$644,466,670

Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2024	188	$25,123,129	$192,833
Euro-BTP	12/2024	(20)	(2,704,287)	(57,219)
Euro-Bund	12/2024	162	24,330,165	347,945
Euro-OAT	12/2024	(2)	(282,384)	(1,919)
Euro-Schatz	12/2024	6	715,812	2,142
10 -Year Mini JGB	12/2024	130	13,080,049	14,074
10-Year Japanese Treasury Bond	12/2024	3	3,019,308	664
3-Year Commonwealth Treasury Bond	12/2024	100	6,674,293	(743,692)
10-Year Bond	12/2024	17	1,571,348	14,473
5-Year Canadian Government Bond	12/2024	33	2,816,755	25,510
10-Year U.S. Treasury Note	12/2024	(93)	(10,628,156)	142,330
10-Year U.S. Treasury Note	12/2024	75	8,571,093	(29,804)
U.S. Treasury Long Bond	12/2024	(29)	(3,601,438)	14,435
U.S. Treasury Long Bond	12/2024	(9)	(1,117,688)	(46,585)
Ultra 10-Year U.S. Treasury Note	12/2024	(65)	(7,689,297)	16,890
Ultra 10-Year U.S. Treasury Note	12/2024	(138)	(16,324,969)	(20,045)
Ultra Long U.S. Treasury Bond	12/2024	(8)	(1,064,750)	7,340
Ultra Long U.S. Treasury Bond	12/2024	27	3,593,531	(56,955)
Long GILT	12/2024	83	10,922,468	(55,810)
2-Year U.S. Treasury Note	12/2024	20	4,164,843	9,141
2-Year U.S. Treasury Note	12/2024	(46)	(9,579,140)	(9,134)
5-Year U.S. Treasury Note	12/2024	733	80,544,102	123,152

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	12/2024	29	$3,186,601	$(15,734)
Total Futures Contracts outstanding at September 30, 2024			$135,321,388	$(125,968)
Forward Foreign Currency Contracts outstanding at September 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/24	Euro	136,571,424	U.S. Dollars	147,801,510	SC	$4,341,462
10/18/24	Japanese Yen	5,372,468,465	U.S. Dollars	33,931,344	CITI	3,552,830
10/17/24	Euro	47,526,380	U.S. Dollars	51,428,333	UBS	1,516,891
10/17/24	Japanese Yen	2,109,268,201	U.S. Dollars	13,297,429	GSC	1,416,849
10/17/24	Euro	25,843,793	U.S. Dollars	27,933,652	SS	856,789
10/17/24	Euro	28,893,841	U.S. Dollars	31,419,709	GSC	768,538
10/17/24	Swiss Francs	11,780,131	U.S. Dollars	13,287,235	BNP	661,296
10/17/24	Japanese Yen	909,310,355	U.S. Dollars	5,722,836	SC	620,523
10/17/24	British Pounds	9,769,346	U.S. Dollars	12,455,782	SC	605,229
10/17/24	British Pounds	8,736,576	U.S. Dollars	11,185,461	GSC	494,801
10/17/24	Swedish Kronor	144,842,236	U.S. Dollars	13,817,845	BNP	456,878
10/17/24	Japanese Yen	624,748,242	U.S. Dollars	3,934,549	RBC	423,702
10/17/24	Swiss Francs	7,551,293	U.S. Dollars	8,541,883	GSC	399,397
10/18/24	U.S. Dollars	5,311,944	Mexican Pesos	97,060,000	GSC	397,089
10/17/24	Japanese Yen	577,481,650	U.S. Dollars	3,637,453	SS	391,066
10/17/24	Japanese Yen	623,314,873	U.S. Dollars	3,976,672	BNP	371,580
10/17/24	New Zealand Dollars	17,004,505	U.S. Dollars	10,442,180	GSC	361,495
10/17/24	U.S. Dollars	7,820,197	Mexican Pesos	147,875,451	GSC	330,954
10/17/24	Australian Dollars	12,721,368	U.S. Dollars	8,509,534	UBS	287,965
10/17/24	Swiss Francs	4,382,533	U.S. Dollars	4,925,960	SC	263,277
10/17/24	Australian Dollars	14,558,507	U.S. Dollars	9,815,629	GSC	252,349
10/17/24	U.S. Dollars	4,892,190	Mexican Pesos	91,812,374	SC	242,296
10/17/24	Swedish Kronor	79,923,711	U.S. Dollars	7,650,886	GSC	225,883
10/17/24	Australian Dollars	12,775,262	U.S. Dollars	8,613,248	SS	221,522
10/17/24	Australian Dollars	11,871,284	U.S. Dollars	7,997,684	CITI	211,937
10/17/24	British Pounds	3,481,625	U.S. Dollars	4,448,341	UBS	206,377
10/17/24	Chinese Yuans	84,493,969	U.S. Dollars	11,877,570	GSC	196,174
10/17/24	Swedish Kronor	68,578,240	U.S. Dollars	6,574,149	CITI	184,483
10/17/24	Australian Dollars	9,653,764	U.S. Dollars	6,497,355	BNP	178,734
10/17/24	British Pounds	3,523,525	U.S. Dollars	4,544,325	BNP	166,410
10/17/24	New Zealand Dollars	7,650,802	U.S. Dollars	4,695,009	SS	165,867
10/17/24	U.S. Dollars	2,502,836	Mexican Pesos	46,248,617	BNP	160,547
10/17/24	Euro	7,365,952	U.S. Dollars	8,045,284	CITI	160,516
10/18/24	Australian Dollars	10,188,572	U.S. Dollars	6,895,616	CITI	150,443
10/17/24	New Zealand Dollars	7,250,728	U.S. Dollars	4,457,722	CITI	148,970
10/17/24	U.S. Dollars	2,800,075	Mexican Pesos	52,567,382	UBS	137,768
10/17/24	Polish Zloty	15,051,239	U.S. Dollars	3,774,218	UBS	134,679
10/17/24	New Zealand Dollars	4,747,289	U.S. Dollars	2,897,727	BNP	118,425
10/18/24	South Korean Won	3,422,044,000	U.S. Dollars	2,488,162	CITI	117,413
10/17/24	Norwegian Kroner	41,291,022	U.S. Dollars	3,808,544	GSC	104,973
10/17/24	Euro	3,200,000	U.S. Dollars	3,459,939	RBC	104,917
10/17/24	Swiss Francs	1,530,059	U.S. Dollars	1,720,273	SS	91,428
10/18/24	U.S. Dollars	3,709,630	Japanese Yen	518,840,000	BNP	89,639
10/17/24	Euro	6,486,826	U.S. Dollars	7,144,049	BNP	82,389

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/24	New Zealand Dollars	2,899,272	U.S. Dollars	1,761,282	RBC	$80,748
10/17/24	New Zealand Dollars	2,925,937	U.S. Dollars	1,778,244	UBS	80,727
10/17/24	Czech Republic Koruna	68,580,595	U.S. Dollars	2,950,476	SS	78,543
10/17/24	U.S. Dollars	1,088,610	Mexican Pesos	20,189,017	SS	66,125
10/17/24	Hungarian Forint	885,285,983	U.S. Dollars	2,413,052	GSC	65,600
10/18/24	Canadian Dollars	9,608,964	U.S. Dollars	7,044,473	CITI	63,542
10/17/24	Canadian Dollars	14,305,687	U.S. Dollars	10,518,567	GSC	63,481
10/17/24	South Korean Won	1,655,050,680	U.S. Dollars	1,203,529	UBS	56,944
10/17/24	Czech Republic Koruna	49,720,610	U.S. Dollars	2,140,987	SC	55,038
10/18/24	Euro	3,517,000	U.S. Dollars	3,863,933	CITI	54,247
10/17/24	South African Rand	13,563,919	U.S. Dollars	734,286	SC	49,568
10/17/24	British Pounds	767,730	U.S. Dollars	976,896	RBC	49,511
10/17/24	U.S. Dollars	3,876,778	Japanese Yen	549,796,243	BNP	41,393
10/17/24	Turkish Lira	51,492,164	U.S. Dollars	1,439,511	GSC	38,075
10/17/24	Singapore Dollars	1,715,125	U.S. Dollars	1,297,833	UBS	37,902
10/17/24	British Pounds	551,378	U.S. Dollars	700,360	SS	36,798
10/16/24	Israeli Shekels	5,459,332	U.S. Dollars	1,428,546	BNP	36,493
10/17/24	Polish Zloty	4,106,086	U.S. Dollars	1,030,236	RBC	36,139
10/16/24	U.S. Dollars	1,919,672	Israeli Shekels	7,025,878	BNP	34,242
10/17/24	Czech Republic Koruna	25,099,939	U.S. Dollars	1,081,112	CITI	27,484
10/17/24	Canadian Dollars	6,190,730	U.S. Dollars	4,551,979	SC	27,361
10/17/24	Hungarian Forint	373,386,382	U.S. Dollars	1,018,575	SS	26,844
10/17/24	U.S. Dollars	7,324,062	Norwegian Kroner	76,992,731	SS	26,777
10/17/24	U.S. Dollars	2,956,862	Japanese Yen	420,042,835	GSC	26,638
10/17/24	Swedish Kronor	9,778,323	U.S. Dollars	938,212	RBC	25,477
10/17/24	South African Rand	5,854,192	U.S. Dollars	316,898	GSC	21,413
10/17/24	Czech Republic Koruna	18,171,017	U.S. Dollars	782,289	RBC	20,276
10/17/24	Brazilian Reals	5,792,951	U.S. Dollars	1,041,159	CITI	20,002
10/17/24	Chilean Pesos	515,541,753	U.S. Dollars	555,158	GSC	18,031
10/17/24	Hungarian Forint	245,199,821	U.S. Dollars	668,764	SC	17,754
10/17/24	U.S. Dollars	1,976,731	Norwegian Kroner	20,680,595	GSC	16,648
10/17/24	Canadian Dollars	1,864,297	U.S. Dollars	1,362,886	BNP	16,151
10/17/24	U.S. Dollars	1,121,994	Japanese Yen	158,737,067	UBS	14,642
10/18/24	Euro	1,605,000	U.S. Dollars	1,773,820	BNP	14,260
10/17/24	Norwegian Kroner	59,023,025	U.S. Dollars	5,579,966	BNP	14,170
10/17/24	U.S. Dollars	3,262,930	Norwegian Kroner	34,311,792	CITI	10,896
10/17/24	New Zealand Dollars	230,000	U.S. Dollars	135,507	SC	10,621
12/13/24	Turkish Lira	26,435,000	U.S. Dollars	702,125	CITI	10,514
10/17/24	Polish Zloty	1,006,189	U.S. Dollars	251,256	SS	10,057
10/17/24	British Pounds	166,871	U.S. Dollars	213,168	CITI	9,929
10/17/24	Brazilian Reals	1,560,369	U.S. Dollars	275,957	UBS	9,874
10/17/24	Indonesian Rupiahs	7,776,322,115	U.S. Dollars	502,995	SS	9,294
10/17/24	U.S. Dollars	3,946,654	Euro	3,535,402	GSC	8,154
10/17/24	South Korean Won	739,301,390	U.S. Dollars	555,313	SS	7,733
10/17/24	Chinese Yuans	4,115,478	U.S. Dollars	580,364	BNP	7,716
10/17/24	New Zealand Dollars	904,699	U.S. Dollars	567,481	NT	7,313
10/17/24	South Korean Won	750,942,893	U.S. Dollars	564,946	GSC	6,966
10/17/24	U.S. Dollars	856,614	Chilean Pesos	764,416,747	BNP	6,722
10/17/24	Canadian Dollars	1,909,920	U.S. Dollars	1,407,024	UBS	5,761
10/16/24	U.S. Dollars	305,688	Israeli Shekels	1,119,400	GSC	5,292
10/17/24	Indian Rupees	109,548,809	U.S. Dollars	1,301,518	GSC	4,732
10/17/24	U.S. Dollars	1,937,103	Canadian Dollars	2,612,747	GSC	4,430
10/17/24	U.S. Dollars	555,901	Swedish Kronor	5,596,862	BNP	4,310
10/16/24	Israeli Shekels	3,092,101	U.S. Dollars	825,838	UBS	3,943
10/17/24	Hungarian Forint	47,669,187	U.S. Dollars	129,866	RBC	3,600
10/17/24	British Pounds	152,302	Euro	179,614	GSC	3,526

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/24	Canadian Dollars	464,676	U.S. Dollars	340,558	RBC	$3,167
10/17/24	U.S. Dollars	290,810	Norwegian Kroner	3,035,296	NT	3,128
10/17/24	Brazilian Reals	1,511,219	U.S. Dollars	273,896	GSC	2,932
10/17/24	Hungarian Forint	200,378,135	U.S. Dollars	558,156	BNP	2,869
10/17/24	U.S. Dollars	1,304,783	Hungarian Forint	465,000,000	SC	2,861
10/17/24	Chinese Yuans	5,866,713	U.S. Dollars	835,537	CSI	2,786
01/16/25	U.S. Dollars	583,729	Euro	519,618	BNP	2,765
10/17/24	Canadian Dollars	527,241	U.S. Dollars	387,619	CITI	2,386
10/17/24	Mexican Pesos	14,158,046	U.S. Dollars	714,738	GSC	2,305
10/17/24	U.S. Dollars	386,953	Canadian Dollars	520,000	SS	2,304
10/17/24	Polish Zloty	4,736,860	U.S. Dollars	1,228,063	GSC	2,128
10/17/24	Japanese Yen	79,721,701	U.S. Dollars	554,039	NT	2,100
10/17/24	Chilean Pesos	773,479,814	U.S. Dollars	857,918	SS	2,051
10/17/24	U.S. Dollars	526,733	Norwegian Kroner	5,538,529	SC	1,797
10/17/24	Japanese Yen	2,564,130	U.S. Dollars	16,091	UBS	1,796
10/17/24	U.S. Dollars	1,449,069	Euro	1,299,608	SS	1,282
10/17/24	U.S. Dollars	281,184	Swiss Francs	236,472	GSC	1,184
10/17/24	U.S. Dollars	389,405	Canadian Dollars	525,000	UBS	1,058
10/17/24	U.S. Dollars	1,594,154	Hungarian Forint	569,042,726	GSC	930
10/17/24	U.S. Dollars	1,465,737	Indonesian Rupiahs	22,235,557,639	SS	903
10/17/24	U.S. Dollars	575,049	Indian Rupees	48,162,792	SC	760
10/17/24	U.S. Dollars	724,233	Australian Dollars	1,046,171	BNP	750
01/16/25	U.S. Dollars	364,713	Euro	325,668	GSC	598
10/17/24	U.S. Dollars	145,632	Euro	130,233	SC	550
10/17/24	British Pounds	183,018	Euro	219,345	SC	330
10/17/24	Indonesian Rupiahs	11,428,019	U.S. Dollars	701	UBS	52
10/17/24	South African Rand	1,403	U.S. Dollars	76	RBC	5
Subtotal Appreciation						$23,928,954
10/17/24	U.S. Dollars	353	Brazilian Reals	1,956	CITI	$(5)
10/17/24	Swiss Francs	761,773	U.S. Dollars	902,451	SC	(456)
10/17/24	U.S. Dollars	7,424	South African Rand	137,759	BNP	(538)
10/17/24	British Pounds	436,462	U.S. Dollars	584,132	BNP	(610)
10/17/24	U.S. Dollars	554,760	Brazilian Reals	3,032,542	SS	(745)
10/17/24	Swiss Francs	480,782	U.S. Dollars	570,031	UBS	(750)
01/16/25	Australian Dollars	871,534	U.S. Dollars	603,851	BNP	(861)
10/17/24	Brazilian Reals	1,479,610	U.S. Dollars	271,987	GSC	(950)
12/18/24	U.S. Dollars	92,829	Euro	84,000	MLIB	(982)
10/17/24	New Zealand Dollars	2,415,433	U.S. Dollars	1,535,615	GSC	(989)
10/17/24	U.S. Dollars	319,790	Norwegian Kroner	3,385,025	UBS	(1,039)
10/17/24	Canadian Dollars	621,618	U.S. Dollars	461,295	CITI	(1,478)
10/17/24	Australian Dollars	988,861	U.S. Dollars	685,357	UBS	(1,507)
10/17/24	Norwegian Kroner	6,128,829	U.S. Dollars	582,772	UBS	(1,888)
10/17/24	Indian Rupees	145,301,969	U.S. Dollars	1,734,669	CITI	(2,102)
10/17/24	Euro	1,228,478	U.S. Dollars	1,370,742	GSC	(2,196)
10/17/24	U.S. Dollars	112,487	Chinese Yuans	803,845	RBC	(2,378)
10/17/24	Hungarian Forint	130,837,190	U.S. Dollars	368,961	GSC	(2,639)
10/17/24	British Pounds	625,107	U.S. Dollars	838,398	GSC	(2,668)
10/17/24	Swiss Francs	2,667,875	U.S. Dollars	3,161,629	GSC	(2,671)
10/18/24	Euro	729,450	Polish Zloty	3,140,000	GSC	(2,801)
10/17/24	U.S. Dollars	1,068,472	Indian Rupees	89,855,328	GSC	(2,954)
10/17/24	U.S. Dollars	1,361,975	Swiss Francs	1,153,094	BNP	(3,372)
10/17/24	U.S. Dollars	420,283	Norwegian Kroner	4,472,614	BNP	(3,626)
10/17/24	U.S. Dollars	92,463	Polish Zloty	370,000	RBC	(3,628)
10/17/24	U.S. Dollars	644,644	Mexican Pesos	12,801,632	GSC	(3,702)
10/17/24	Canadian Dollars	3,138,526	U.S. Dollars	2,325,721	GSC	(4,125)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/24	Euro	5,000,000	U.S. Dollars	5,574,835	UBS	$(4,747)
10/17/24	U.S. Dollars	155,114	Brazilian Reals	876,019	UBS	(5,357)
10/17/24	Czech Republic Koruna	26,114,791	U.S. Dollars	1,159,080	GSC	(5,661)
10/17/24	Swiss Francs	2,560,114	U.S. Dollars	3,037,064	CITI	(5,703)
10/17/24	U.S. Dollars	132,718	South Korean Won	182,103,738	RBC	(5,971)
10/17/24	U.S. Dollars	374,708	New Zealand Dollars	600,000	SS	(6,497)
10/17/24	U.S. Dollars	224,753	Czech Republic Koruna	5,250,000	RBC	(7,125)
10/17/24	U.S. Dollars	572,985	Chilean Pesos	521,874,393	UBS	(7,245)
10/17/24	U.S. Dollars	980,271	Hungarian Forint	352,767,738	GSC	(7,419)
10/17/24	Mexican Pesos	2,140,706	U.S. Dollars	116,257	CITI	(7,840)
10/16/24	Israeli Shekels	4,354,423	U.S. Dollars	1,176,477	UBS	(7,945)
10/17/24	U.S. Dollars	324,906	Australian Dollars	482,333	SS	(8,653)
10/16/24	U.S. Dollars	584,729	Israeli Shekels	2,211,854	UBS	(8,833)
10/17/24	U.S. Dollars	333,844	Turkish Lira	11,959,807	GSC	(9,347)
10/17/24	U.S. Dollars	1,660,981	Canadian Dollars	2,258,199	RBC	(9,429)
10/17/24	Euro	1,749,246	U.S. Dollars	1,958,126	BNP	(9,435)
10/17/24	Polish Zloty	5,503,416	U.S. Dollars	1,439,120	GSC	(9,850)
10/17/24	U.S. Dollars	1,470,137	Czech Republic Koruna	33,520,000	SC	(10,350)
10/17/24	U.S. Dollars	385,866	Swedish Kronor	4,021,678	SS	(10,484)
10/18/24	U.S. Dollars	2,216,926	Euro	2,000,000	CITI	(11,211)
10/17/24	Norwegian Kroner	35,734,063	U.S. Dollars	3,399,163	RBC	(12,328)
10/17/24	U.S. Dollars	343,280	New Zealand Dollars	560,875	RBC	(13,068)
10/17/24	Norwegian Kroner	45,675,774	U.S. Dollars	4,344,248	GSC	(15,149)
10/17/24	U.S. Dollars	483,157	Hungarian Forint	178,000,000	SC	(15,214)
10/17/24	U.S. Dollars	233,198	South African Rand	4,308,235	SS	(15,773)
10/17/24	U.S. Dollars	475,987	Polish Zloty	1,895,883	CITI	(16,385)
10/16/24	Israeli Shekels	4,679,156	U.S. Dollars	1,272,931	GSC	(17,255)
10/17/24	U.S. Dollars	543,325	Hungarian Forint	200,275,000	SS	(17,411)
10/17/24	U.S. Dollars	1,843,397	Canadian Dollars	2,515,869	BNP	(17,614)
10/17/24	Swedish Kronor	40,788,920	U.S. Dollars	4,037,647	GSC	(17,752)
10/17/24	U.S. Dollars	2,860,016	Canadian Dollars	3,890,842	UBS	(18,076)
10/16/24	U.S. Dollars	1,979,136	Israeli Shekels	7,444,497	BNP	(18,632)
10/17/24	U.S. Dollars	1,497,706	Canadian Dollars	2,052,391	GSC	(20,466)
10/17/24	Japanese Yen	596,844,221	U.S. Dollars	4,184,565	UBS	(20,973)
10/17/24	U.S. Dollars	782,419	Hungarian Forint	287,570,038	BNP	(22,729)
10/17/24	U.S. Dollars	1,312,770	Singapore Dollars	1,714,921	GSC	(22,806)
10/17/24	U.S. Dollars	2,554,963	Canadian Dollars	3,486,765	SC	(24,230)
10/17/24	U.S. Dollars	2,578,538	Czech Republic Koruna	58,954,955	GSC	(25,343)
10/16/24	U.S. Dollars	1,739,138	Israeli Shekels	6,576,378	GSC	(25,666)
10/17/24	U.S. Dollars	895,917	Czech Republic Koruna	20,926,300	SS	(28,341)
10/17/24	U.S. Dollars	828,185	Polish Zloty	3,307,743	BNP	(30,855)
10/17/24	U.S. Dollars	2,610,004	Norwegian Kroner	27,899,787	GSC	(34,307)
10/17/24	Japanese Yen	557,214,124	U.S. Dollars	3,922,375	GSC	(35,244)
10/17/24	U.S. Dollars	1,055,764	Polish Zloty	4,205,397	SS	(36,403)
10/17/24	U.S. Dollars	2,480,928	Chinese Yuans	17,627,700	CITI	(37,977)
10/17/24	U.S. Dollars	1,011,494	Polish Zloty	4,047,285	SC	(39,610)
10/17/24	U.S. Dollars	6,293,539	Swiss Francs	5,350,168	GSC	(41,448)
10/17/24	U.S. Dollars	2,428,188	Australian Dollars	3,576,890	UBS	(45,420)
10/17/24	U.S. Dollars	873,610	British Pounds	687,548	RBC	(45,599)
10/17/24	Mexican Pesos	11,000,000	U.S. Dollars	605,169	SC	(48,067)
10/17/24	U.S. Dollars	407,228	Thai Baht	14,738,298	UBS	(51,382)
10/17/24	U.S. Dollars	2,017,474	Hungarian Forint	740,763,156	UBS	(56,539)
10/18/24	U.S. Dollars	2,292,558	Polish Zloty	9,049,000	BNP	(57,468)
10/17/24	U.S. Dollars	1,295,271	South Korean Won	1,778,407,230	GSC	(59,150)
10/17/24	U.S. Dollars	904,164	South African Rand	16,710,213	UBS	(61,514)
10/17/24	Japanese Yen	479,487,981	U.S. Dollars	3,406,683	BNP	(61,770)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/24	U.S. Dollars	1,130,514	Japanese Yen	171,468,087	GSC	$(65,650)
10/17/24	U.S. Dollars	2,764,661	Australian Dollars	4,100,113	RBC	(70,784)
10/17/24	U.S. Dollars	1,303,382	Indonesian Rupiahs	20,859,320,884	GSC	(70,789)
10/17/24	U.S. Dollars	3,159,778	Australian Dollars	4,671,715	CITI	(70,960)
10/18/24	U.S. Dollars	1,360,347	South African Rand	24,875,000	BNP	(77,040)
10/17/24	U.S. Dollars	1,411,932	Indonesian Rupiahs	22,676,775,558	SS	(81,968)
10/17/24	U.S. Dollars	3,248,878	Swedish Kronor	33,805,607	BNP	(82,786)
10/17/24	U.S. Dollars	3,048,820	Czech Republic Koruna	70,911,097	UBS	(83,131)
10/17/24	U.S. Dollars	4,194,910	Chinese Yuans	29,957,620	GSC	(85,876)
10/17/24	Mexican Pesos	26,074,308	U.S. Dollars	1,413,071	RBC	(92,521)
10/17/24	U.S. Dollars	14,544,028	Canadian Dollars	19,787,132	SS	(92,695)
10/17/24	U.S. Dollars	3,905,065	Australian Dollars	5,788,775	GSC	(98,179)
10/18/24	U.S. Dollars	3,389,389	Taiwan Dollars	110,204,629	CITI	(98,469)
10/17/24	U.S. Dollars	3,433,058	Czech Republic Koruna	79,959,523	BNP	(98,537)
10/17/24	U.S. Dollars	2,940,715	British Pounds	2,275,768	SC	(101,846)
10/17/24	U.S. Dollars	2,912,664	Chinese Yuans	21,113,840	BNP	(104,393)
10/17/24	Mexican Pesos	33,721,821	U.S. Dollars	1,818,020	BNP	(110,157)
10/17/24	Mexican Pesos	31,752,631	U.S. Dollars	1,722,154	SS	(114,023)
10/18/24	U.S. Dollars	3,257,426	Chinese Offshore Yuan	23,588,000	CITI	(114,535)
10/17/24	U.S. Dollars	2,846,799	New Zealand Dollars	4,664,120	BNP	(116,512)
10/17/24	U.S. Dollars	5,993,598	British Pounds	4,576,293	GSC	(124,623)
10/17/24	U.S. Dollars	4,807,397	Australian Dollars	7,138,693	BNP	(129,387)
10/17/24	U.S. Dollars	5,037,297	Polish Zloty	19,947,419	GSC	(143,167)
10/17/24	U.S. Dollars	4,722,770	New Zealand Dollars	7,664,059	GSC	(146,528)
10/17/24	U.S. Dollars	7,370,214	New Zealand Dollars	11,847,325	CITI	(156,889)
10/17/24	U.S. Dollars	4,897,688	British Pounds	3,798,039	BNP	(180,056)
10/17/24	U.S. Dollars	8,721,806	Chinese Yuans	62,315,635	UBS	(182,771)
10/17/24	U.S. Dollars	2,482,732	Indonesian Rupiahs	40,462,170,976	UBS	(182,835)
10/17/24	U.S. Dollars	4,502,642	British Pounds	3,505,506	UBS	(184,003)
10/17/24	U.S. Dollars	7,078,505	Euro	6,523,525	RBC	(188,817)
10/17/24	U.S. Dollars	7,426,695	Swedish Kronor	77,416,509	UBS	(202,980)
10/17/24	U.S. Dollars	3,542,086	Japanese Yen	537,488,639	UBS	(207,441)
10/18/24	U.S. Dollars	5,134,494	British Pounds	3,999,273	GSC	(212,283)
10/17/24	Mexican Pesos	61,756,573	U.S. Dollars	3,340,312	GSC	(212,613)
10/17/24	U.S. Dollars	8,359,014	Swedish Kronor	87,098,276	SC	(224,835)
10/17/24	U.S. Dollars	9,922,199	Euro	9,115,092	SC	(232,175)
10/17/24	U.S. Dollars	4,822,205	Swiss Francs	4,287,938	RBC	(255,026)
10/17/24	Mexican Pesos	75,689,274	U.S. Dollars	4,103,487	UBS	(270,157)
10/17/24	U.S. Dollars	6,442,863	New Zealand Dollars	10,619,331	UBS	(304,043)
10/17/24	U.S. Dollars	13,797,161	Euro	12,678,223	CITI	(326,603)
10/17/24	U.S. Dollars	7,124,282	British Pounds	5,575,131	CITI	(329,324)
10/17/24	U.S. Dollars	14,727,288	Swedish Kronor	153,330,887	GSC	(384,023)
10/17/24	U.S. Dollars	21,225,691	Euro	19,409,883	GSC	(397,261)
10/17/24	U.S. Dollars	4,824,079	Japanese Yen	757,238,368	CITI	(458,424)
10/17/24	U.S. Dollars	10,077,666	Swiss Francs	8,898,454	CITI	(458,749)
10/17/24	U.S. Dollars	18,697,599	Euro	17,234,185	UBS	(501,587)
10/17/24	U.S. Dollars	22,262,715	Euro	20,450,686	BNP	(519,710)
10/17/24	U.S. Dollars	12,921,369	New Zealand Dollars	21,183,497	SC	(537,396)
10/17/24	U.S. Dollars	4,964,421	Japanese Yen	791,126,731	SS	(554,487)
10/18/24	U.S. Dollars	25,250,920	Euro	23,215,422	BNP	(612,654)
10/17/24	U.S. Dollars	13,979,104	Swiss Francs	12,390,061	UBS	(691,628)
10/17/24	U.S. Dollars	28,924,752	Australian Dollars	42,969,973	SC	(791,257)
10/17/24	U.S. Dollars	21,352,924	British Pounds	16,761,761	SS	(1,056,515)
10/17/24	U.S. Dollars	23,735,720	Japanese Yen	3,762,686,933	BNP	(2,512,826)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/24	U.S. Dollars	233,146,083	Euro	215,692,071	SS	$(7,138,684)
Subtotal Depreciation						$(24,181,334)
Total Forward Foreign Currency Contracts outstanding at September 30, 2024						$(252,380)
Swap Agreements outstanding at September 30, 2024:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
ITRAXX Europe Crossover Series 41 (Pay Quarterly)	(5.00)%	6/20/2029	EUR	12,172,000	$(1,266,983)	$(1,239,936)	$(27,047)
Markit CDX.EM.41 Index (Pay Quarterly)	(1.00)%	6/20/2029	USD	14,024,000	307,883	466,999	(159,116)
					$(959,100)	$(772,937)	$(186,163)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.EM.42 Index (Receive Quarterly)	1.64%	1.00%	12/20/2029	USD	3,810,000	$(109,531)	$(114,129)	$4,598
Markit CDX.NA.HY.43 Index (Receive Quarterly)	3.33%	5.00%	12/20/2029	USD	1,840,000	135,855	134,596	1,259
Subtotal Appreciation						$26,324	$20,467	$5,857
ITRAXX Europe Crossover Series 42 (Receive Quarterly)	0.60%	1.00%	12/20/2029	EUR	480,000	$10,887	$10,987	$(100)
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.54%	1.00%	12/20/2029	USD	81,000	1,825	1,846	(21)
Subtotal Depreciation						$12,712	$12,833	$(121)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at September 30, 2024						$39,036	$33,300	$5,736

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day SOFR (Annually)	4.29% (Annually)	2/8/2026	USD	10,544,000	$8,715	$—	$8,715
7-Day CFETS Repo Rate (Quarterly)	2.05% (Quarterly)	8/17/2026	CNY	33,632,000	39,892	—	39,892
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	38,331	—	38,331
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597,000	43,157	—	43,157
3-Month KWCDC (Quarterly)	2.88% (Quarterly)	8/11/2032	KRW	2,048,372,000	8,384	—	8,384
					$138,479	$ —	$138,479
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.1%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$465,409
1.65%, 04/15/28	500,000	468,151
Total Agency Obligations (Cost $921,451)		933,560
ASSET-BACKED SECURITIES — 10.3%
Dext ABS LLC, Series 2021-1, Class D
2.81%, 03/15/29 144A	450,000	428,481
Dext ABS LLC, Series 2023-1, Class C
7.13%, 09/15/32 144A	535,000	554,757
Dext ABS LLC, Series 2023-1, Class D
8.82%, 03/15/33 144A	370,000	391,261
Dext ABS LLC, Series 2023-2, Class D
8.30%, 05/15/34 144A	560,000	578,641
Lendbuzz Securitization Trust, Series 2022-1A, Class A
4.22%, 05/17/27 144A	463,957	460,319
Lendbuzz Securitization Trust, Series 2023-3A, Class A2
7.50%, 12/15/28 144A	975,025	999,904
Lendbuzz Securitization Trust, Series 2024-1A, Class B
6.58%, 09/15/29 144A	450,000	463,565
Lendbuzz Securitization Trust, Series 2024-2A, Class A2
5.99%, 05/15/29 144A	375,000	379,795
Lendbuzz Securitization Trust, Series 2024-2A, Class B
6.52%, 07/16/29 144A	250,000	258,307
Lendbuzz Securitization Trust, Series 2024-3A, Class C
5.90%, 11/15/31 144A	315,000	316,002
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	736,834	703,962
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	274,222	242,466
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	303,772	233,152
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	412,686	343,554
Sunnova Helios XI Issuer LLC, Series 2023-A, Class B
5.60%, 05/20/50 144A	573,576	555,908
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C
7.00%, 02/20/51 144A	702,988	646,984
	Par	Value
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	$1,743,970	$1,188,613
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	90,000	93,145
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	235,000	237,671
Total Asset-Backed Securities (Cost $9,192,617)		9,076,487
CORPORATE BONDS — 19.6%
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,360,077
American Water Capital Corporation
4.45%, 06/01/32	1,300,000	1,306,991
Amgen, Inc.
5.25%, 03/02/33	1,285,000	1,338,248
4.20%, 02/22/52	750,000	639,091
Avangrid, Inc.
3.15%, 12/01/24	850,000	846,849
3.80%, 06/01/29	450,000	437,859
Baxalta, Inc.
4.00%, 06/23/25	500,000	497,589
Becton, Dickinson and Co.
5.08%, 06/07/29	825,000	852,975
BlueHub Loan Fund, Inc.
3.10%, 01/01/30	625,000	584,391
Bridge Housing Corporation
3.25%, 07/15/30	300,000	267,104
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	279,666
Elevance Health, Inc.
5.15%, 06/15/29	930,000	965,249
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	388,972
5.65%, 12/01/41	438,000	470,661
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	788,501
HCA, Inc.
5.45%, 09/15/34	538,000	553,777
IQVIA, Inc.
6.25%, 02/01/29	750,000	797,782
Low Income Investment Fund
3.39%, 07/01/26	600,000	584,034
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	233,048
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	493,196
2.44%, 01/15/32	980,000	850,647
Preservation of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	454,287

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Providence College
3.19%, 11/01/50	$600,000	$418,259
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	473,190
Roche Holdings, Inc.
5.22%, 03/08/54 144A	615,000	646,714
Solventum Corporation
5.45%, 02/25/27 144A	500,000	510,392
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	296,045
Total Corporate Bonds (Cost $16,930,350)		17,335,594
FOREIGN BONDS — 1.8%
Supranational — 0.4%
African Development Bank
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.58%), 5.75%, 05/07/34ρ ^	400,000	398,639
United Kingdom — 1.4%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	630,854
Royalty Pharma PLC
5.15%, 09/02/29	580,000	595,121
		1,225,975
Total Foreign Bonds (Cost $1,599,264)		1,624,614
LOAN AGREEMENTS — 0.1%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO †††	275,287	9,579
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO †††	474,282	6,189
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO †††	426,589	3,498
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO †††	350,051	12,181
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	241,228	3,084
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO †††	347,292	8,243
Total Loan Agreements (Cost $47,789)		42,774
MORTGAGE-BACKED SECURITIES — 43.0%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.19%, 01/17/39 144A †	685,000	670,673
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	290,077	241,608
2.00%, 03/01/51	713,179	593,678
	Par	Value
3.00%, 02/01/52	$611,163	$550,542
3.50%, 03/01/52	1,414,754	1,319,662
4.00%, 06/01/52	456,169	438,929
4.50%, 07/01/52	283,838	279,524
5.50%, 08/01/53	2,736,848	2,778,852
6.00%, 08/01/53	1,217,779	1,264,561
6.00%, 09/01/53	508,440	523,952
Federal National Mortgage Association
3.15%, 11/01/27	242,546	237,041
1.53%, 04/01/28	1,000,000	920,130
5.16%, 10/01/28	500,000	519,654
4.97%, 11/01/28	750,000	775,131
4.50%, 02/01/29	1,100,000	1,121,229
4.78%, 06/01/29	650,000	669,246
1.59%, 03/01/31	500,000	428,922
1.61%, 03/01/31	462,838	403,369
1.62%, 03/01/31	500,000	423,377
2.03%, 04/01/31	250,000	221,133
2.59%, 03/01/32	525,939	478,752
1.65%, 03/01/33	495,216	414,040
2.01%, 03/01/33	100,000	85,594
2.00%, 03/01/51	1,810,950	1,507,475
3.00%, 02/01/52	1,948,246	1,756,316
3.50%, 04/01/52	711,039	663,231
4.00%, 06/01/52	1,333,345	1,282,828
4.50%, 07/01/52	344,711	339,418
5.00%, 09/01/52	460,784	461,488
5.50%, 10/01/52	489,321	496,379
6.00%, 11/01/52	230,881	238,059
6.50%, 11/01/52	190,935	198,329
6.50%, 12/01/52	212,523	219,639
6.00%, 08/01/53	1,484,655	1,530,029
6.50%, 09/01/53	637,927	662,859
Federal National Mortgage Association DUS
4.36%, 10/01/29 TBA	700,000	711,895
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	354,030	336,269
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 9.57%, 06/25/30†	30,985	32,894
(Floating, Prime Rate U.S. + 0.92%), 9.42%, 12/25/30†	78,486	84,649
(Floating, Prime Rate U.S. + 2.33%), 10.83%, 01/25/31†	76,920	82,599
(Floating, Prime Rate U.S. + 1.03%), 9.53%, 02/25/31†	100,491	105,794
(Floating, Prime Rate U.S. + 0.33%), 8.83%, 07/25/31†	203,613	215,752
(Floating, Prime Rate U.S. + 0.77%), 9.27%, 08/25/31†	106,773	116,039
(Floating, Prime Rate U.S. + 0.64%), 9.14%, 07/25/32†	64,059	68,038
(Floating, Prime Rate U.S. - 2.60%), 5.90%, 03/25/34†	40,743	40,981
(Floating, Prime Rate U.S. + 0.58%), 9.08%, 05/25/34†	138,201	149,142

	Par	Value
(Floating, Prime Rate U.S. + 1.63%), 10.13%, 05/25/34†	$172,400	$189,925
(Floating, Prime Rate U.S. + 3.38%), 11.88%, 06/25/34†	99,549	113,566
(Floating, Prime Rate U.S. + 3.63%), 12.13%, 08/25/34†	124,310	146,638
(Floating, Prime Rate U.S. - 0.34%), 8.16%, 12/25/45†	141,912	148,699
(Floating, Prime Rate U.S. + 0.52%), 9.02%, 12/25/45†	111,702	121,554
(Floating, Prime Rate U.S. + 0.12%), 8.62%, 01/25/46†	108,025	116,473
(Floating, Prime Rate U.S. + 0.33%), 8.83%, 04/25/46†	140,075	149,796
(Floating, Prime Rate U.S. + 0.38%), 8.88%, 08/25/46†	408,275	446,902
Uniform Mortgage Backed Securities
2.00%, 10/01/53 TBA	2,500,000	2,067,185
2.50%, 10/01/53 TBA	4,000,000	3,453,283
4.50%, 10/01/53 TBA	4,600,000	4,522,643
Total Mortgage-Backed Securities (Cost $38,111,569)		38,136,365
MUNICIPAL BONDS — 10.5%
California Municipal Finance Authority, Revenue Bond
4.57%, 10/01/52	500,000	452,831
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	537,039
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	137,076
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	544,055
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	223,111
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	587,024
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	188,866
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	400,000	391,601
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	126,081
2.05%, 03/01/30	420,000	370,940
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	238,060
	Par	Value
2.68%, 11/01/34	$275,000	$235,404
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	184,273
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	621,648
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	448,769
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	150,000	146,917
0.92%, 11/01/25	200,000	192,900
1.02%, 05/01/26	250,000	237,936
Newark Higher Education Finance Corporation, Revenue Bond, Series A
4.62%, 04/01/50	600,000	529,609
North Carolina Capital Facilities Finance Agency, Revenue Bond, Series B
1.43%, 10/01/24	100,000	100,000
Redevelopment Authority of the City of Philadelphia, Revenue Bond, Series A
1.93%, 09/01/27	500,000	470,750
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	481,928
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	246,102
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	268,074
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	380,300
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	520,862
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	312,675
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	161,049
Total Municipal Bonds (Cost $9,202,723)		9,335,880
PRIVATE INVESTMENTS — 1.1%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	970,724

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FBC ROGERS 6.00% 5/15/25 3.39%, 05/15/25†††	12,000	$13,223
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $1,012,000)		983,947
U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bonds
3.63%, 08/15/43	$3,275,000	3,033,981
4.13%, 08/15/44Δ	1,000,000	992,344
3.00%, 08/15/52	1,000,000	803,945
4.00%, 11/15/52	1,350,000	1,314,035
3.63%, 02/15/53	2,900,000	2,637,754
4.25%, 02/15/54	225,000	229,359
		9,011,418
U.S. Treasury Notes
4.00%, 01/15/27	700,000	705,892
4.38%, 05/15/34	1,245,000	1,304,235
		2,010,127
Total U.S. Treasury Obligations (Cost $10,796,528)		11,021,545

	Shares	Value
MONEY MARKET FUNDS — 12.7%
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø ∞	11,235,657	$11,235,657
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	25,545	25,545
Total Money Market Funds (Cost $11,261,202)		11,261,202
TOTAL INVESTMENTS —112.6% (Cost $99,075,493)		99,751,968
Liabilities in Excess of Other Assets — (12.6)%		(11,131,857)
NET ASSETS — 100.0%		$88,620,111

Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2024	2	$228,562	$(1,641)
U.S. Treasury Long Bond	12/2024	2	248,375	(3,437)
Ultra 10-Year U.S. Treasury Note	12/2024	2	236,594	(2,406)
Ultra Long U.S. Treasury Bond	12/2024	2	266,187	(6,628)
2-Year U.S. Treasury Note	12/2024	3	624,727	(1,711)
5-Year U.S. Treasury Note	12/2024	5	549,414	(3,352)
Total Futures Contracts outstanding at September 30, 2024			$2,153,859	$(19,175)
Swap Agreements outstanding at September 30, 2024:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.54%	1.00%	12/20/2029	USD	815,000	$18,361	$18,483	$(122)
						$18,361	$18,483	$(122)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 19.7%
Consumer Discretionary — 3.3%
McDonald’s Corporation	60,460	$18,410,675
NIKE, Inc. Class B	177,601	15,699,928
TJX Cos., Inc. (The)	137,052	16,109,092
		50,219,695
Consumer Staples — 2.5%
Coca-Cola Co. (The)	150,740	10,832,176
PepsiCo, Inc.	82,451	14,020,793
Procter & Gamble Co. (The)	81,025	14,033,530
		38,886,499
Financials — 4.0%
American Express Co.	40,805	11,066,316
Marsh & McLennan Cos., Inc.	65,817	14,683,115
Mastercard, Inc. Class A	13,923	6,875,177
S&P Global, Inc.	27,312	14,109,925
Visa, Inc. Class AΔ	54,290	14,927,036
		61,661,569
Health Care — 3.0%
Danaher Corporation	53,382	14,841,264
Stryker Corporation	36,692	13,255,352
UnitedHealth Group, Inc.	30,246	17,684,231
		45,780,847
Industrials — 3.0%
General Dynamics Corporation	28,616	8,647,755
Honeywell International, Inc.	61,758	12,765,996
Lockheed Martin Corporation	15,179	8,873,036
Northrop Grumman Corporation	16,665	8,800,287
Union Pacific Corporation	25,769	6,351,543
		45,438,617
Information Technology — 3.4%
Apple, Inc.	69,224	16,129,192
Intuit, Inc.	8,512	5,285,952
Microsoft Corporation	34,988	15,055,336
Texas Instruments, Inc.	72,628	15,002,766
		51,473,246
Real Estate — 0.5%
American Tower Corporation REIT	30,419	7,074,243
Total Common Stocks (Cost $273,047,910)		300,534,716
FOREIGN COMMON STOCKS — 3.0%
Ireland — 2.2%
Accenture PLC Class A	47,413	16,759,547
Linde PLC	33,128	15,797,418
		32,556,965
Switzerland — 0.8%
Chubb, Ltd.	42,709	12,316,849
Total Foreign Common Stocks (Cost $42,166,130)		44,873,814

	Par	Value
CORPORATE BONDS — 10.1%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONVΔ	$901,000	$952,808
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	434,000	484,344
0.38%, 09/01/27 CONV	2,369,000	2,451,323
1.13%, 02/15/29 CONV	854,000	869,799
Alarm.com Holdings, Inc.
2.25%, 06/01/29 144A CONV	1,697,000	1,618,089
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 CONVΔ	1,290,000	1,511,235
Altair Engineering, Inc.
1.75%, 06/15/27 CONV	462,000	659,887
American Airlines Group, Inc.
6.50%, 07/01/25 CONV	1,157,000	1,189,396
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 CONVΔ	904,000	959,086
Axon Enterprise, Inc.
0.50%, 12/15/27 CONV	687,000	1,235,569
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	2,123,000	2,133,615
BlackLine, Inc.
1.00%, 06/01/29 144A CONV	1,732,000	1,818,600
Bloom Energy Corporation
3.00%, 06/01/28 CONV	669,000	616,585
BofA Finance LLC
0.60%, 05/25/27 CONV	1,500,000	1,670,700
Booking Holdings, Inc.
0.75%, 05/01/25 CONV	350,000	784,342
Box, Inc.
1.50%, 09/15/29 144A CONVΔ	2,340,000	2,365,740
Bridgebio Pharma, Inc.
2.50%, 03/15/27 CONV	540,000	558,309
CMS Energy Corporation
3.38%, 05/01/28 CONV	3,405,000	3,663,780
Coinbase Global, Inc.
0.25%, 04/01/30 144A CONV	2,200,000	2,000,900
CONMED Corporation
2.25%, 06/15/27 CONV	649,000	603,686
CSG Systems International, Inc.
3.88%, 09/15/28 CONV	879,000	880,319
Cytokinetics, Inc.
3.50%, 07/01/27 CONV	400,000	517,800
Datadog, Inc.
0.13%, 06/15/25 CONV	680,000	884,000

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Dexcom, Inc.
0.25%, 11/15/25 CONV	$494,000	$471,400
0.38%, 05/15/28 CONVΔ	3,135,000	2,782,312
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 CONV»	1,613,000	1,432,344
Dropbox, Inc.
0.00%, 03/01/28 CONV»	2,178,000	2,111,299
Enovis Corporation
3.88%, 10/15/28 144A CONVΔ	477,000	503,235
Enphase Energy, Inc.
0.00%, 03/01/28 CONV»	1,031,000	910,373
Etsy, Inc.
0.13%, 10/01/26 CONV	1,983,000	1,965,153
Evergy, Inc.
4.50%, 12/15/27 144A CONV	1,500,000	1,653,375
Exact Sciences Corporation
0.38%, 03/15/27 CONV	907,000	880,697
2.00%, 03/01/30 144A CONV	1,501,000	1,718,645
FirstEnergy Corporation
4.00%, 05/01/26 CONVΔ	3,019,000	3,174,478
Five9, Inc.
1.00%, 03/15/29 144A CONV	782,000	657,858
Ford Motor Co.
0.00%, 03/15/26 CONV»	1,219,000	1,197,667
Global Payments, Inc.
1.50%, 03/01/31 144A CONVΔ	3,425,000	3,288,000
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	1,232,000	1,356,124
Guardant Health, Inc.
0.00%, 11/15/27 CONVΔ»	1,146,000	922,706
Haemonetics Corporation
2.50%, 06/01/29 144A CONV	496,000	500,216
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	1,698,000	1,707,900
1.00%, 08/15/28 CONV	1,209,000	1,438,710
Insulet Corporation
0.38%, 09/01/26 CONV	2,050,000	2,454,362
Integer Holdings Corporation
2.13%, 02/15/28 CONV	376,000	594,644
InterDigital, Inc.
3.50%, 06/01/27 CONV	156,000	289,625
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 CONV»	1,726,000	1,727,696
1.75%, 06/15/28 CONV	976,000	1,014,308
Itron, Inc.
0.00%, 03/15/26 CONV»	1,009,000	1,058,946
Jazz Investments I, Ltd.
2.00%, 06/15/26 CONV	1,252,000	1,252,313
JPMorgan Chase Bank NA
0.13%, 06/23/27†††	1,520,000	1,779,122
	Par	Value
LCI Industries
1.13%, 05/15/26 CONV	$942,000	$956,837
Liberty Broadband Corporation
3.13%, 06/30/54 144A CONV	832,000	898,613
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	783,000	864,360
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A CONV	815,000	764,265
LivaNova U.S.A., Inc.
2.50%, 03/15/29 144A CONV	896,000	948,416
Live Nation Entertainment, Inc.
2.00%, 02/15/25 CONV	1,210,000	1,313,321
3.13%, 01/15/29 CONV	446,000	550,136
Lumentum Holdings, Inc.
1.50%, 12/15/29 CONV	1,800,000	2,098,203
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 CONV	569,000	806,131
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	1,214,000	1,583,056
Meritage Homes Corporation
1.75%, 05/15/28 144A CONVΔ	478,000	546,593
Microchip Technology, Inc.
0.75%, 06/01/30 144A CONV	1,579,000	1,571,500
MicroStrategy, Inc.
0.00%, 02/15/27 CONV»	2,950,000	4,028,962
MKS Instruments, Inc.
1.25%, 06/01/30 144A CONV	1,091,000	1,092,637
Nabors Industries, Inc.
1.75%, 06/15/29 CONV	454,000	348,512
NCL Corporation, Ltd.
1.13%, 02/15/27 CONV	2,550,000	2,477,829
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/27 144A CONVΔ	1,500,000	1,963,500
Nutanix, Inc.
0.25%, 10/01/27 CONVΔ	450,000	538,875
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	2,087,000	2,117,783
OSI Systems, Inc.
2.25%, 08/01/29 144A CONV	1,086,000	1,131,519
Parsons Corporation
2.63%, 03/01/29 144A CONVΔ	989,000	1,246,634
Patrick Industries, Inc.
1.75%, 12/01/28 CONV	282,000	425,926
Post Holdings, Inc.
2.50%, 08/15/27 CONV	975,000	1,161,712

	Par	Value
Rapid7, Inc.
1.25%, 03/15/29 CONVΔ	$3,477,000	$3,284,179
Repligen Corporation
1.00%, 12/15/28 144A CONV	560,000	585,301
Rexford Industrial Realty LP REIT
4.38%, 03/15/27 144A CONV	764,000	796,852
4.13%, 03/15/29 144A CONV	1,250,000	1,330,000
Rivian Automotive, Inc.
4.63%, 03/15/29 CONV	267,000	241,802
3.63%, 10/15/30 144A CONV	2,445,000	1,940,836
Sabre GLBL, Inc.
7.32%, 08/01/26 CONV	557,000	624,119
Sarepta Therapeutics, Inc.
1.25%, 09/15/27 CONV	1,143,000	1,298,448
Seagate HDD Cayman
3.50%, 06/01/28 CONVΔ	1,661,000	2,392,670
Shake Shack, Inc.
0.00%, 03/01/28 CONV»	300,000	279,570
Shift4 Payments, Inc.
0.00%, 12/15/25 CONV»	1,440,000	1,757,520
0.50%, 08/01/27 CONV	2,151,000	2,221,983
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	890,000	921,595
Snap, Inc.
0.50%, 05/01/30 144A CONV	1,204,000	1,027,012
Snowflake, Inc.
0.00%, 10/01/27 144A CONV»	1,565,000	1,630,730
Southwest Airlines Co.
1.25%, 05/01/25 CONV	3,106,000	3,140,720
Spectrum Brands, Inc.
3.38%, 06/01/29 144A CONV	846,000	880,045
Stride, Inc.
1.13%, 09/01/27 CONV	203,000	342,157
Super Micro Computer, Inc.
0.00%, 03/01/29 144A CONV»	3,928,000	3,179,716
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 144A CONV	394,000	571,516
Teladoc Health, Inc.
1.25%, 06/01/27 CONVΔ	891,000	773,834
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	1,443,000	1,895,380
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	1,793,000	2,207,183
Uber Technologies, Inc.
0.00%, 12/15/25 CONV»	2,075,000	2,292,875
0.88%, 12/01/28 144A CONV	1,352,000	1,696,084
Varonis Systems, Inc.
1.00%, 09/15/29 144A CONV	1,493,000	1,608,707
Ventas Realty LP REIT
3.75%, 06/01/26 CONV	1,287,000	1,568,209
	Par	Value
Vertex, Inc.
0.75%, 05/01/29 144A CONV	$627,000	$786,885
Wayfair, Inc.
3.25%, 09/15/27 CONVΔ	1,592,000	1,919,156
Welltower OP LLC REIT
2.75%, 05/15/28 144A CONV	1,000,000	1,383,087
Western Digital Corporation
3.00%, 11/15/28 144A CONV	712,000	1,056,964
Winnebago Industries, Inc.
3.25%, 01/15/30 144A CONV	897,000	882,872
Wolfspeed, Inc.
1.75%, 05/01/26 CONV	2,273,000	1,595,646
Workiva, Inc.
1.25%, 08/15/28 CONV	1,233,000	1,168,452
Zillow Group, Inc.
1.38%, 09/01/26 CONV	2,082,000	3,083,442
Zscaler, Inc.
0.13%, 07/01/25 CONV	2,055,000	2,517,375
Total Corporate Bonds (Cost $145,656,472)		153,591,662
FOREIGN BONDS — 0.8%
China — 0.1%
Alibaba Group Holding, Ltd.
0.50%, 06/01/31 144A CONVΔ	1,600,000	1,969,200
Denmark — 0.0%
Ascendis Pharma A/S
2.25%, 04/01/28 CONVΔ	600,000	699,515
France — 0.4%
BNP Paribas SA
0.13%, 06/17/27†††	4,920,000	5,535,738
Netherlands — 0.1%
STMicroelectronics NV
0.00%, 08/04/25 CONV»	1,200,000	1,168,001
United Kingdom — 0.2%
Barclays Bank PLC
1.00%, 02/16/29 CONV†††	3,159,000	3,295,406
Total Foreign Bonds (Cost $12,024,034)		12,667,860

	Shares
MONEY MARKET FUNDS — 7.5%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	14,144,215	14,144,215
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	36,017,026	36,017,026

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	64,282,777	$64,282,777
Total Money Market Funds (Cost $114,444,018)		114,444,018

	Par
U.S. TREASURY OBLIGATIONS — 53.5%
U.S. Treasury Bills
5.13%, 10/15/24ΩΔ	$85,000,000	84,844,375
4.56%, 07/10/25Ω‡‡	105,000,000	101,817,405
		186,661,780
U.S. Treasury Notes
1.00%, 12/15/24‡‡Δ	120,700,000	119,819,709
1.75%, 03/15/25Δ	122,700,000	121,304,335
2.88%, 06/15/25‡‡	122,000,000	120,913,433
3.50%, 09/15/25Δ	113,300,000	112,794,445
1.13%, 02/28/27	81,000,000	76,408,945
0.75%, 01/31/28	84,000,000	76,608,985
		627,849,852
Total U.S. Treasury Obligations (Cost $822,816,855)		814,511,632

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 6.3%
Call Options — 6.3%
S&P 500®, Strike Price $4,510.00, Expires 02/28/29 (MSCS)	240	$138,299,520	48,394,846
S&P 500®, Strike Price $5,450.00, Expires 06/11/29 (MSCS)	320	184,399,360	46,938,834
Total Purchased Options (Premiums paid $73,935,250)			95,333,680
TOTAL INVESTMENTS — 100.9% (Cost $1,484,090,669)			1,535,957,382

WRITTEN OPTIONS — (0.2)%
Put Options — (0.2)%
S&P 500®, Strike Price $5,545.00, Expires 10/04/24 (MSCS)	(1)	(576,248)	(205)
S&P 500®, Strike Price $5,590.00, Expires 10/11/24 (MSCS)	(68)	(39,184,864)	(100,980)
S&P 500®, Strike Price $5,620.00, Expires 10/11/24 (MSCS)	(1)	(576,248)	(1,855)
S&P 500®, Strike Price $5,620.00, Expires 10/18/24 (MSCS)	(1)	(576,248)	(2,685)
S&P 500®, Strike Price $5,625.00, Expires 10/11/24 (MSCS)	(154)	(88,742,192)	(297,220)
S&P 500®, Strike Price $5,635.00, Expires 10/18/24 (MSCS)	(1)	(576,248)	(2,930)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $5,655.00, Expires 10/04/24 (MSCS)	(51)	$(29,388,648)	$(57,375)
S&P 500®, Strike Price $5,680.00, Expires 10/18/24 (MSCS)	(111)	(63,963,528)	(422,910)
S&P 500®, Strike Price $5,680.00, Expires 10/25/24 (MSCS)	(4)	(2,304,992)	(19,080)
S&P 500®, Strike Price $5,690.00, Expires 10/04/24 (MSCS)	(33)	(19,016,184)	(58,740)
S&P 500®, Strike Price $5,695.00, Expires 10/04/24 (MSCS)	(9)	(5,186,232)	(17,100)
S&P 500®, Strike Price $5,695.00, Expires 10/11/24 (MSCS)	(1)	(576,248)	(3,290)
S&P 500®, Strike Price $5,700.00, Expires 10/04/24 (MSCS)	(17)	(9,796,216)	(34,340)
S&P 500®, Strike Price $5,700.00, Expires 10/11/24 (MSCS)	(2)	(1,152,496)	(6,840)
S&P 500®, Strike Price $5,705.00, Expires 10/04/24 (MSCS)	(107)	(61,658,536)	(230,050)
S&P 500®, Strike Price $5,705.00, Expires 10/11/24 (MSCS)	(1)	(576,248)	(3,540)
S&P 500®, Strike Price $5,710.00, Expires 10/04/24 (MSCS)	(5)	(2,881,240)	(11,450)
S&P 500®, Strike Price $5,710.00, Expires 10/11/24 (MSCS)	(1)	(576,248)	(3,685)
S&P 500®, Strike Price $5,715.00, Expires 10/25/24 (MSCS)	(111)	(63,963,528)	(629,925)
S&P 500®, Strike Price $5,720.00, Expires 10/25/24 (MSCS)	(32)	(18,439,936)	(186,080)
S&P 500®, Strike Price $5,725.00, Expires 10/25/24 (MSCS)	(56)	(32,269,888)	(334,040)
S&P 500®, Strike Price $5,730.00, Expires 10/18/24 (MSCS)	(112)	(64,539,776)	(577,920)
S&P 500®, Strike Price $5,730.00, Expires 11/01/24 (MSCS)	(17)	(9,796,216)	(121,465)
S&P 500®, Strike Price $5,735.00, Expires 10/25/24 (MSCS)	(14)	(8,067,472)	(87,850)
Total Written Options (Premiums received $(5,822,321))			(3,211,555)
Liabilities in Excess of Other Assets — (0.7)%			(9,983,207)
NET ASSETS — 100.0%			$1,522,762,620

Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2024	139	$15,885,094	$(2,172)
U.S. Treasury Long Bond	12/2024	84	10,431,750	(50,946)
Ultra Long U.S. Treasury Bond	12/2024	70	9,316,562	(70,811)
S&P 500® E-Mini	12/2024	121	35,176,212	749,293
2-Year U.S. Treasury Note	12/2024	249	51,852,305	105,537
5-Year U.S. Treasury Note	12/2024	465	51,095,508	36,328
Total Futures Contracts outstanding at September 30, 2024			$173,757,431	$767,229
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 54.1%
Communication Services — 4.2%
Alphabet, Inc. Class A	989	$164,026
Alphabet, Inc. Class C	588	98,308
Electronic Arts, Inc.	24	3,442
Netflix, Inc.*	177	125,541
Spotify Technology SA*	4,402	1,622,269
T-Mobile US, Inc.	14,308	2,952,599
		4,966,185
Consumer Discretionary — 1.4%
Best Buy Co., Inc.	111	11,466
Chipotle Mexican Grill, Inc.*	650	37,453
Deckers Outdoor Corporation*	198	31,571
Domino’s Pizza, Inc.	41	17,636
Floor & Decor Holdings, Inc. Class A*	228	28,311
Genuine Parts Co.	132	18,438
Home Depot, Inc. (The)	3,380	1,369,576
Lululemon Athletica, Inc.*	20	5,427
NIKE, Inc. Class B	297	26,255
O’Reilly Automotive, Inc.*	36	41,457
Pool Corporation	16	6,029
Tractor Supply Co.	71	20,656
Ulta Beauty, Inc.*	52	20,234
		1,634,509
Consumer Staples — 0.7%
Clorox Co. (The)	32	5,213
Colgate-Palmolive Co.	305	31,662
Costco Wholesale Corporation	182	161,347
Estee Lauder Cos., Inc. (The) Class A	292	29,109
Kimberly-Clark Corporation	38	5,407
Kroger Co. (The)	249	14,268
McCormick & Co., Inc. (Non-Voting Shares)	4,614	379,732
Sysco Corporation	67	5,230
Target Corporation	174	27,120
Walmart, Inc.	1,679	135,579
		794,667
Financials — 11.7%
American Express Co.	140	37,968
Arthur J. Gallagher & Co.	7,962	2,240,268
BlackRock, Inc.	14	13,293
Brown & Brown, Inc.	90	9,324
CME Group, Inc.	92	20,300
LPL Financial Holdings, Inc.	67	15,586
Marsh & McLennan Cos., Inc.	10,825	2,414,949
Mastercard, Inc. Class A	5,361	2,647,262
Moody’s Corporation	76	36,069
Progressive Corporation (The)	13,444	3,411,549
S&P Global, Inc.	2,475	1,278,635
T. Rowe Price Group, Inc.	316	34,422
Travelers Cos., Inc. (The)	151	35,352
Walker & Dunlop, Inc.	13,868	1,575,266
		13,770,243
	Shares	Value
Health Care — 6.2%
Abbott Laboratories	449	$51,191
Align Technology, Inc.*	81	20,600
Cardinal Health, Inc.	199	21,994
Cigna Group (The)	120	41,573
Edwards Lifesciences Corporation*	257	16,959
Elevance Health, Inc.	99	51,480
Encompass Health Corporation	26,770	2,587,053
HCA Healthcare, Inc.	121	49,178
Humana, Inc.	8,254	2,614,372
Intuitive Surgical, Inc.*	70	34,389
McKesson Corporation	3,236	1,599,943
Mettler-Toledo International, Inc.*	21	31,494
UnitedHealth Group, Inc.	352	205,807
West Pharmaceutical Services, Inc.	39	11,706
		7,337,739
Industrials — 10.7%
3M Co.	180	24,606
Advanced Drainage Systems, Inc.	9,028	1,418,840
Booz Allen Hamilton Holding Corporation	120	19,531
Cintas Corporation	236	48,588
Core & Main, Inc. Class A*	25,175	1,117,770
Expeditors International of Washington, Inc.	46	6,044
Fastenal Co.	266	18,998
FedEx Corporation	79	21,621
Ferguson Enterprises, Inc.	75	14,893
Hubbell, Inc.	40	17,134
J.B. Hunt Transport Services, Inc.	27	4,653
NEXTracker, Inc. Class A*	24,006	899,745
Old Dominion Freight Line, Inc.	84	16,686
Parker-Hannifin Corporation	85	53,705
Paychex, Inc.	46	6,173
Rollins, Inc.	144	7,283
Saia, Inc.*	10	4,372
Uber Technologies, Inc.*	35,055	2,634,734
United Parcel Service, Inc. Class B	298	40,629
Westinghouse Air Brake Technologies Corporation	19,564	3,556,148
Xylem, Inc.	20,136	2,718,964
		12,651,117
Information Technology — 17.2%
Adobe, Inc.*	185	95,789
Advanced Micro Devices, Inc.*	674	110,590
Apple, Inc.	774	180,342
Applied Materials, Inc.	166	33,540
Arista Networks, Inc.*	29	11,131
Autodesk, Inc.*	5,064	1,395,031
Cadence Design Systems, Inc.*	6,082	1,648,404
CDW Corporation	54	12,220
Cisco Systems, Inc.	1,686	89,729
Crowdstrike Holdings, Inc. Class A*	38	10,658
Fortinet, Inc.*	199	15,432
Intuit, Inc.	66	40,986

	Shares	Value
Keysight Technologies, Inc.*	9,564	$1,520,007
Lam Research Corporation	2,389	1,949,615
Lattice Semiconductor Corporation*	112	5,944
Microsoft Corporation	14,998	6,453,639
Motorola Solutions, Inc.	9	4,047
NVIDIA Corporation	37,424	4,544,771
Palo Alto Networks, Inc.*	34	11,621
Pure Storage, Inc. Class A*	118	5,928
QUALCOMM, Inc.	253	43,023
ServiceNow, Inc.*	82	73,340
Synopsys, Inc.*	52	26,332
Texas Instruments, Inc.	9,635	1,990,302
Trimble, Inc.*	51	3,167
		20,275,588
Materials — 0.0%
Ecolab, Inc.	53	13,532
Real Estate — 2.0%
Equinix, Inc. REIT	1,482	1,315,468
Prologis, Inc. REIT	8,089	1,021,479
		2,336,947
Total Common Stocks (Cost $47,911,135)		63,780,527
FOREIGN COMMON STOCKS — 41.5%
Australia — 0.4%
BHP Group, Ltd.	1,663	51,630
CSL, Ltd.	175	34,568
Fortescue, Ltd.	1,717	24,217
Harvey Norman Holdings, Ltd.	3,493	11,913
Nanosonics, Ltd.Δ *	82,947	209,855
QBE Insurance Group, Ltd.	515	5,880
REA Group, Ltd.Δ	243	33,627
Rio Tinto, Ltd.	197	17,424
Wesfarmers, Ltd.	1,152	55,942
WiseTech Global, Ltd.Δ	112	10,606
Woolworths Group, Ltd.Δ	204	4,688
Yancoal Australia, Ltd.	1,437	6,083
		466,433
Austria — 0.0%
ANDRITZ AG	129	9,141
EVN AG	168	5,302
		14,443
Belgium — 0.0%
UCB SA	214	38,631
Canada — 6.0%
Alimentation Couche-Tard, Inc.	203	11,223
Bank of Nova Scotia (The)	516	28,115
BCE, Inc.Δ	107	3,720
Boralex, Inc. Class A	62,355	1,658,866
Brookfield Asset Management, Ltd. Class A	112	5,295
Brookfield Corporation	718	38,134
BRP, Inc.Δ	136	8,094
Canadian Imperial Bank of Commerce	483	29,627
Canadian National Railway Co.	221	25,879
	Shares	Value
CGI, Inc.*	12,212	$1,405,177
Dollarama, Inc.	149	15,263
Element Fleet Management Corporation	384	8,166
Franco-Nevada Corporation	120	14,905
Gildan Activewear, Inc.	257	12,097
Innergex Renewable Energy, Inc.Δ	112,628	871,910
Intact Financial Corporation	14,544	2,792,766
Loblaw Cos., Ltd.	255	33,953
Magna International, Inc.	543	22,275
Manulife Financial Corporation	1,854	54,793
Suncor Energy, Inc.	674	24,878
WSP Global, Inc.	129	22,918
		7,088,054
Finland — 0.0%
Neste OYJ	166	3,225
Nokia OYJ	1,380	6,025
Orion OYJ Class B	274	15,014
		24,264
France — 7.5%
Cie de Saint-Gobain SA	28,335	2,584,224
Cie Generale des Etablissements Michelin SCA	811	32,937
Hermes International SCA	26	64,021
L’Oreal SA	168	75,354
Legrand SA	19,758	2,276,237
Orange SA	441	5,051
Schneider Electric SE	14,403	3,796,745
		8,834,569
Germany — 3.9%
adidas AG	144	38,158
Deutsche Post AG	381	16,995
Deutsche Telekom AG	1,419	41,675
HeidelbergCement AG	140	15,252
Infineon Technologies AG	32,301	1,134,021
Knorr-Bremse AG	24,031	2,141,279
Muenchener Rueckversicherungs-Gesellschaft AG	52	28,654
SAP SE	5,107	1,168,137
		4,584,171
Hong Kong — 1.9%
AIA Group, Ltd.	248,000	2,165,749
Chow Tai Fook Jewellery Group, Ltd.	3,400	3,770
CK Asset Holdings, Ltd.	1,500	6,530
Henderson Land Development Co., Ltd.	1,000	3,167
Power Assets Holdings, Ltd.	1,000	6,375
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	2,000	21,670
Techtronic Industries Co., Ltd.	1,000	14,928
Wharf Real Estate Investment Co., Ltd.	1,000	3,492
		2,225,681

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
India — 1.0%
HDFC Bank, Ltd. ADR	17,961	$1,123,640
Ireland — 6.1%
Accenture PLC Class A	276	97,560
Aon PLC Class A	96	33,215
ICON PLC*	8,925	2,564,242
James Hardie Industries PLC CDI*	225	8,941
Linde PLC	185	88,219
nVent Electric PLC	31,404	2,206,445
TE Connectivity PLC	14,156	2,137,414
Willis Towers Watson PLC	24	7,069
		7,143,105
Israel — 0.0%
Bank Leumi Le-Israel BM	2,774	27,166
Check Point Software Technologies, Ltd.*	41	7,905
		35,071
Italy — 2.0%
Generali	764	22,112
Prysmian SpA	32,007	2,328,783
Recordati Industria Chimica e Farmaceutica SpA	409	23,144
		2,374,039
Japan — 5.3%
Asahi Kasei Corporation	600	4,549
Bandai Namco Holdings, Inc.	300	6,845
Bridgestone Corporation	500	19,309
Canon, Inc.	900	29,642
Chugai Pharmaceutical Co., Ltd.	1,100	53,318
Eisai Co., Ltd.	400	14,910
Honda Motor Co., Ltd.	500	5,338
Hoya Corporation	100	13,850
Inpex Corporation	400	5,416
Kakaku.com, Inc.	1,100	19,148
Keyence Corporation	2,500	1,198,155
Kyowa Kirin Co., Ltd.	1,000	17,647
Mitsubishi Electric Corporation	2,500	40,552
Murata Manufacturing Co., Ltd.	75,100	1,486,133
Nintendo Co., Ltd.	27,100	1,448,533
Nippon Telegraph & Telephone Corporation	25,000	25,630
Nitori Holdings Co., Ltd.	200	29,776
Ono Pharmaceutical Co., Ltd.	1,400	18,793
Otsuka Holdings Co., Ltd.	900	51,119
Panasonic Holdings Corporation	1,000	8,785
Recruit Holdings Co., Ltd.	900	54,677
Santen Pharmaceutical Co., Ltd.	1,700	20,637
Shimano, Inc.	8,600	1,637,163
Shionogi & Co., Ltd.	1,500	21,501
Shiseido Co., Ltd.	100	2,720
Tokyo Electron, Ltd.	300	53,501
ZOZO, Inc.	500	18,165
		6,305,812
Jersey — 1.0%
Aptiv PLC*	15,360	1,106,074
	Shares	Value
Experian PLC	416	$21,910
		1,127,984
Netherlands — 4.1%
ASML Holding NV	3,079	2,561,299
Ferrari NV	47	22,024
Koninklijke Ahold Delhaize NV	274	9,464
STMicroelectronics NV	231	6,892
Wolters Kluwer NV	12,898	2,175,529
		4,775,208
New Zealand — 0.0%
Fisher & Paykel Healthcare Corporation, Ltd.	483	10,706
Spark New Zealand, Ltd.	2,820	5,429
		16,135
Norway — 0.0%
Equinor ASA	412	10,423
Orkla ASA	1,197	11,289
Telenor ASA	429	5,488
		27,200
Singapore — 0.1%
Jardine Cycle & Carriage, Ltd.	300	6,436
Oversea-Chinese Banking Corporation, Ltd.	1,500	17,559
United Overseas Bank, Ltd.	800	19,970
Wilmar International, Ltd.	9,000	23,342
		67,307
Spain — 0.1%
Banco Santander SA	1,470	7,532
Industria de Diseno Textil SA	904	53,541
		61,073
Sweden — 0.1%
Atlas Copco AB, A Shares	1,468	28,450
Atlas Copco AB, B Shares	1,106	18,977
H & M Hennes & Mauritz AB, B Shares	1,005	17,117
Investor AB, A Shares	272	8,381
Investor AB, B Shares	1,267	39,044
		111,969
Switzerland — 0.1%
EMS-Chemie Holding AG	7	5,881
Geberit AG	12	7,834
Partners Group Holding AG	7	10,554
Roche Holding AG	192	61,443
Roche Holding AG (Swiss Exchange)	80	27,389
SGS SA	125	13,958
Straumann Holding AG	111	18,157
Swisscom AG	14	9,149
		154,365
United Kingdom — 1.9%
3i Group PLC	562	24,896
Associated British Foods PLC	388	12,126
Auto Trader Group PLC 144A	3,116	36,224

	Shares	Value
B&M European Value Retail SA	709	$3,949
BT Group PLCΔ	6,123	12,136
Burberry Group PLC	1,005	9,424
CK Hutchison Holdings, Ltd.	1,000	5,670
JD Sports Fashion PLC	11,701	24,127
Kingfisher PLC	4,979	21,488
London Stock Exchange Group PLC	43	5,887
Pearson PLC	751	10,209
RELX PLC	708	33,429
Rightmove PLC	3,713	30,693
Rio Tinto PLC	551	39,114
SSE PLC	77,216	1,946,184
Vodafone Group PLC	14,905	14,938
		2,230,494
Total Foreign Common Stocks (Cost $42,417,773)		48,829,648
	Shares	Value
MONEY MARKET FUNDS — 4.0%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø §	28,918	$28,918
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø ∞	4,350,229	4,350,229
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	335,524	335,524
Total Money Market Funds (Cost $4,714,671)		4,714,671
TOTAL INVESTMENTS —99.6% (Cost $95,043,579)		117,324,846
Other Assets in Excess of Liabilities — 0.4%		508,067
NET ASSETS — 100.0%		$117,832,913
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2024	4	$497,560	$4,865
MSCI Emerging Markets	12/2024	4	234,540	11,489
S&P 500® E-Mini	12/2024	5	1,453,563	25,789
Total Futures Contracts outstanding at September 30, 2024			$2,185,663	$42,143
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.7%
Communication Services — 8.8%
Alphabet, Inc. Class A	509,653	$84,525,950
Alphabet, Inc. Class C	464,915	77,729,139
AT&T, Inc.	712,383	15,672,426
Charter Communications, Inc. Class AΔ*	8,432	2,732,642
Comcast Corporation Class A	372,191	15,546,418
Electronic Arts, Inc.	20,511	2,942,098
Fox Corporation Class A	31,129	1,317,691
Fox Corporation Class B	9,099	353,041
Interpublic Group of Cos., Inc. (The)	21,355	675,459
Live Nation Entertainment, Inc.*	10,940	1,197,821
Meta Platforms, Inc. Class A	198,824	113,814,810
Netflix, Inc.*	39,265	27,849,486
News Corporation Class A	13,865	369,225
News Corporation Class BΔ	13,984	390,853
Omnicom Group, Inc.	19,263	1,991,602
Paramount Global Class BΔ	52,671	559,366
Take-Two Interactive Software, Inc.*	14,065	2,161,931
T-Mobile US, Inc.	53,578	11,056,356
Verizon Communications, Inc.	413,710	18,579,716
Walt Disney Co. (The)	170,147	16,366,440
Warner Bros Discovery, Inc.*	173,969	1,435,244
		397,267,714
Consumer Discretionary — 9.8%
Airbnb, Inc. Class A*	38,855	4,927,203
Amazon.com, Inc.*	849,596	158,305,223
AutoZone, Inc.*	1,728	5,443,269
Best Buy Co., Inc.	15,833	1,635,549
Booking Holdings, Inc.	3,118	13,133,390
BorgWarner, Inc.	22,456	814,928
CarMax, Inc.*	12,596	974,678
Carnival Corporation*	59,898	1,106,915
Chipotle Mexican Grill, Inc.*	124,724	7,186,597
D.R. Horton, Inc.	23,395	4,463,064
Darden Restaurants, Inc.	14,447	2,371,186
Deckers Outdoor Corporation*	10,554	1,682,835
Domino’s Pizza, Inc.	3,030	1,303,324
eBay, Inc.	40,981	2,668,273
Expedia Group, Inc.*	10,462	1,548,585
Ford Motor Co.	360,267	3,804,420
General Motors Co.	93,228	4,180,343
Genuine Parts Co.	18,371	2,566,061
Hasbro, Inc.	14,558	1,052,835
Hilton Worldwide Holdings, Inc.	22,954	5,290,897
Home Depot, Inc. (The)	91,318	37,002,054
Lennar Corporation Class A	18,468	3,462,381
LKQ Corporation	27,740	1,107,381
Lowe’s Cos., Inc.	50,808	13,761,347
Lululemon Athletica, Inc.*	10,232	2,776,453
Marriott International, Inc. Class A	22,914	5,696,420
McDonald’s Corporation	69,649	21,208,817
Mohawk Industries, Inc.*	2,387	383,543
NIKE, Inc. Class B	112,054	9,905,574
Norwegian Cruise Line Holdings, Ltd.Δ*	18,047	370,144
	Shares	Value
NVR, Inc.*	277	$2,717,869
O’Reilly Automotive, Inc.*	5,505	6,339,558
Pool Corporation	3,147	1,185,790
PulteGroup, Inc.	12,455	1,787,666
Ralph Lauren Corporation	2,058	398,984
Ross Stores, Inc.	29,803	4,485,650
Royal Caribbean Cruises, Ltd.Δ	22,682	4,022,879
Starbucks Corporation	108,959	10,622,413
Tapestry, Inc.	11,906	559,344
Tesla, Inc.*	252,578	66,081,982
TJX Cos., Inc. (The)	108,351	12,735,577
Tractor Supply Co.	10,039	2,920,646
Ulta Beauty, Inc.*	3,993	1,553,756
Yum! Brands, Inc.	30,185	4,217,146
		439,762,949
Consumer Staples — 5.6%
Archer-Daniels-Midland Co.	53,884	3,219,030
Campbell Soup Co.	28,952	1,416,332
Church & Dwight Co., Inc.	27,416	2,871,004
Clorox Co. (The)	12,213	1,989,620
Coca-Cola Co. (The)	413,902	29,742,998
Colgate-Palmolive Co.	86,323	8,961,191
Conagra Brands, Inc.	80,687	2,623,941
Costco Wholesale Corporation	40,342	35,763,990
Dollar General Corporation	21,189	1,791,954
Dollar Tree, Inc.*	18,243	1,282,848
Estee Lauder Cos., Inc. (The) Class A	24,032	2,395,750
General Mills, Inc.	74,513	5,502,785
Hershey Co. (The)Δ	14,966	2,870,179
Hormel Foods Corporation	41,279	1,308,544
J.M. Smucker Co. (The)	15,075	1,825,583
Kellanova	32,263	2,603,947
Kenvue, Inc.Δ	192,282	4,447,483
Keurig Dr. Pepper, Inc.	116,575	4,369,231
Kimberly-Clark Corporation	30,596	4,353,199
Kraft Heinz Co. (The)	103,030	3,617,383
Kroger Co. (The)	67,657	3,876,746
Lamb Weston Holdings, Inc.	10,228	662,161
McCormick & Co., Inc. (Non-Voting Shares)	25,400	2,090,420
Mondelez International, Inc. Class A	137,331	10,117,175
Monster Beverage Corporation*	81,543	4,254,098
PepsiCo, Inc.	151,028	25,682,311
Procter & Gamble Co. (The)	234,936	40,690,915
Sysco Corporation	47,752	3,727,521
Target Corporation	40,435	6,302,199
Tyson Foods, Inc. Class A	27,409	1,632,480
Walmart, Inc.	404,010	32,623,807
		254,616,825
Energy — 3.2%
APA Corporation	16,020	391,849
Archrock, Inc.	13	263
Baker Hughes Co.	86,174	3,115,190
Chevron Corporation	168,592	24,828,544
ConocoPhillips	113,124	11,909,695
Coterra Energy, Inc.	73,032	1,749,116

	Shares	Value
Devon Energy Corporation	56,709	$2,218,456
Diamondback Energy, Inc.	15,394	2,653,926
EOG Resources, Inc.	52,844	6,496,113
EQT Corporation	31,097	1,139,394
Exxon Mobil Corporation	423,010	49,585,232
Halliburton Co.	68,091	1,978,044
Hess Corporation	22,208	3,015,846
Kinder Morgan, Inc.	212,594	4,696,201
Marathon Oil Corporation	36,685	976,922
Marathon Petroleum Corporation	33,656	5,482,899
Occidental Petroleum CorporationΔ	64,318	3,314,950
ONEOK, Inc.	52,305	4,766,555
Phillips 66	41,166	5,411,271
Targa Resources Corporation	15,887	2,351,435
Valero Energy Corporation	31,345	4,232,515
Williams Cos., Inc. (The)	127,227	5,807,912
		146,122,328
Financials — 12.4%
Aflac, Inc.	51,863	5,798,283
Allstate Corporation (The)	26,534	5,032,173
American Express Co.	50,440	13,679,328
American International Group, Inc.	65,815	4,819,632
Ameriprise Financial, Inc.	10,345	4,860,184
Arch Capital Group, Ltd.*	33,000	3,692,040
Arthur J. Gallagher & Co.	18,366	5,167,641
Assurant, Inc.	2,404	478,059
Bank of America Corporation	640,620	25,419,802
Bank of New York Mellon Corporation (The)	77,492	5,568,575
Berkshire Hathaway, Inc. Class B*	167,112	76,914,969
BlackRock, Inc.	13,016	12,358,822
Blackstone, Inc.	67,997	10,412,381
Brown & Brown, Inc.	18,702	1,937,527
Capital One Financial Corporation	34,907	5,226,625
Cboe Global Markets, Inc.	13,221	2,708,586
Charles Schwab Corporation (The)	142,540	9,238,017
Cincinnati Financial Corporation	10,988	1,495,687
Citigroup, Inc.	171,334	10,725,508
Citizens Financial Group, Inc.	34,788	1,428,743
CME Group, Inc.	38,115	8,410,075
Corpay, Inc.*	3,940	1,232,274
Discover Financial Services	22,685	3,182,479
Erie Indemnity Co. Class A	1,849	998,127
Everest Group, Ltd.	3,173	1,243,277
FactSet Research Systems, Inc.	4,700	2,161,295
Fidelity National Information Services, Inc.	49,409	4,138,004
Fifth Third Bancorp	52,084	2,231,279
Fiserv, Inc.*	51,470	9,246,586
Franklin Resources, Inc.Δ	23,495	473,424
Global Payments, Inc.	22,769	2,332,001
Globe Life, Inc.	4,186	443,339
Goldman Sachs Group, Inc. (The)	29,667	14,688,428
Hartford Financial Services Group, Inc. (The)	28,747	3,380,935
Huntington Bancshares, Inc.	118,830	1,746,801
Intercontinental Exchange, Inc.	54,945	8,826,365
Invesco, Ltd.	17,740	311,514
	Shares	Value
Jack Henry & Associates, Inc.	4,948	$873,520
JPMorgan Chase & Co.	261,946	55,233,934
KeyCorp	64,549	1,081,196
KKR & Co., Inc.	61,931	8,086,950
Loews Corporation	28,928	2,286,758
M&T Bank Corporation	18,081	3,220,588
MarketAxess Holdings, Inc.	2,840	727,608
Marsh & McLennan Cos., Inc.	46,486	10,370,562
Mastercard, Inc. Class A	74,082	36,581,692
MetLife, Inc.	64,005	5,279,132
Moody’s Corporation	12,429	5,898,679
Morgan Stanley	122,245	12,742,819
MSCI, Inc.	6,122	3,568,697
Nasdaq, Inc.	29,183	2,130,651
Northern Trust Corporation	16,617	1,496,029
PayPal Holdings, Inc.*	91,430	7,134,283
PNC Financial Services Group, Inc. (The)	35,036	6,476,405
Principal Financial Group, Inc.	19,881	1,707,778
Progressive Corporation (The)	52,997	13,448,519
Prudential Financial, Inc.	36,128	4,375,101
Raymond James Financial, Inc.	15,892	1,946,134
Regions Financial Corporation	64,510	1,505,018
S&P Global, Inc.	29,690	15,338,448
State Street Corporation	30,870	2,731,069
Synchrony Financial	32,331	1,612,670
T. Rowe Price Group, Inc.	22,044	2,401,253
Travelers Cos., Inc. (The)	24,966	5,845,040
Truist Financial Corporation	110,967	4,746,059
U.S. Bancorp	125,414	5,735,182
Visa, Inc. Class AΔ	151,898	41,764,355
W.R. Berkley Corporation	30,179	1,712,055
Wells Fargo & Co.	319,818	18,066,519
		558,133,488
Health Care — 10.5%
Abbott Laboratories	171,419	19,543,480
Agilent Technologies, Inc.	34,112	5,064,950
Align Technology, Inc.*	5,801	1,475,310
Amgen, Inc.	69,218	22,302,732
Baxter International, Inc.	49,046	1,862,277
Becton, Dickinson and Co.	32,351	7,799,826
Biogen, Inc.*	35,246	6,832,085
Boston Scientific Corporation*	146,369	12,265,722
Bristol-Myers Squibb Co.	329,242	17,034,981
Cardinal Health, Inc.	27,527	3,042,284
Catalent, Inc.*	74,612	4,519,249
Cencora, Inc.	17,971	4,044,913
Centene Corporation*	55,255	4,159,596
Charles River Laboratories International, Inc.*	6,323	1,245,441
Cigna Group (The)	30,437	10,544,594
Danaher Corporation	65,367	18,173,333
DaVita, Inc.Δ*	6,964	1,141,609
Dexcom, Inc.*	34,256	2,296,522
Edwards Lifesciences Corporation*	57,327	3,783,009
Elevance Health, Inc.	24,139	12,552,280
Eli Lilly and Co.	76,567	67,833,768

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
GE HealthCare Technologies, Inc.	36,757	$3,449,645
Gilead Sciences, Inc.	193,257	16,202,667
HCA Healthcare, Inc.	19,204	7,805,082
Henry Schein, Inc.*	19,612	1,429,715
Hologic, Inc.*	29,305	2,387,185
Humana, Inc.	13,229	4,190,154
IDEXX Laboratories, Inc.*	7,284	3,680,023
Incyte Corporation*	80,801	5,340,946
Insulet Corporation*	4,630	1,077,633
Intuitive Surgical, Inc.*	33,356	16,386,802
IQVIA Holdings, Inc.*	19,293	4,571,862
Labcorp Holdings, Inc.	9,830	2,196,808
McKesson Corporation	15,139	7,485,024
Mettler-Toledo International, Inc.*	2,272	3,407,318
Moderna, Inc.*	44,540	2,976,608
Molina Healthcare, Inc.*	6,429	2,215,176
Quest Diagnostics, Inc.	16,017	2,486,639
Regeneron Pharmaceuticals, Inc.*	16,770	17,629,295
ResMed, Inc.	12,399	3,026,844
Revvity, Inc.	16,012	2,045,533
Solventum Corporation*	12,388	863,691
Stryker Corporation	33,995	12,281,034
Teleflex, Inc.	4,060	1,004,119
Thermo Fisher Scientific, Inc.	37,576	23,243,386
UnitedHealth Group, Inc.	86,311	50,464,316
Universal Health Services, Inc. Class B	6,340	1,451,923
Vertex Pharmaceuticals, Inc.*	36,920	17,170,754
Viatris, Inc.	623,059	7,233,715
Waters Corporation*	6,347	2,284,222
West Pharmaceutical Services, Inc.	7,021	2,107,423
Zimmer Biomet Holdings, Inc.	19,616	2,117,547
Zoetis, Inc.	73,011	14,264,889
		471,995,939
Industrials — 7.7%
3M Co.	49,554	6,774,032
A.O. Smith Corporation	16,217	1,456,773
Amentum Holdings, Inc.*	12,155	391,999
AMETEK, Inc.	20,180	3,465,108
Automatic Data Processing, Inc.	45,336	12,545,831
Axon Enterprise, Inc.*	6,195	2,475,522
Boeing Co. (The)*	51,055	7,762,402
Broadridge Financial Solutions, Inc.	10,733	2,307,917
Builders FirstSource, Inc.*	7,824	1,516,761
C.H. Robinson Worldwide, Inc.	12,459	1,375,100
Carrier Global Corporation	75,763	6,098,164
Caterpillar, Inc.	45,456	17,778,751
Cintas Corporation	26,216	5,397,350
Copart, Inc.*	60,148	3,151,755
CSX Corporation	185,964	6,421,337
Cummins, Inc.	12,679	4,105,333
Dayforce, Inc.Δ*	10,792	661,010
Deere & Co.	25,133	10,488,755
Delta Air Lines, Inc.	58,547	2,973,602
Dover Corporation	11,833	2,268,859
Emerson Electric Co.	51,542	5,637,149
Equifax, Inc.	9,414	2,766,398
	Shares	Value
Expeditors International of Washington, Inc.	10,368	$1,362,355
Fastenal Co.	46,435	3,316,388
FedEx Corporation	21,342	5,840,879
Fortive Corporation	31,205	2,463,011
GE Vernova, Inc.*	23,602	6,018,038
Generac Holdings, Inc.*	1,873	297,582
General Dynamics Corporation	23,726	7,169,997
General Electric Co.	96,043	18,111,789
Honeywell International, Inc.	58,926	12,180,593
Howmet Aerospace, Inc.	32,372	3,245,293
Hubbell, Inc.	4,746	2,032,949
Huntington Ingalls Industries, Inc.	2,805	741,586
IDEX Corporation	6,919	1,484,126
Illinois ToolWorks, Inc.	27,048	7,088,469
Ingersoll-Rand, Inc.	28,689	2,816,112
J.B. Hunt Transport Services, Inc.	6,373	1,098,259
Jacobs Solutions, Inc.	12,155	1,591,090
L3Harris Technologies, Inc.	20,606	4,901,549
Leidos Holdings, Inc.	16,258	2,650,054
Lockheed Martin Corporation	21,130	12,351,753
Masco Corporation	23,878	2,004,319
Nordson Corporation	5,292	1,389,838
Norfolk Southern Corporation	20,505	5,095,492
Northrop Grumman Corporation	14,300	7,551,401
Old Dominion Freight Line, Inc.	14,856	2,950,996
Otis Worldwide Corporation	33,919	3,525,541
PACCAR, Inc.	52,087	5,139,945
Parker-Hannifin Corporation	11,688	7,384,712
Paychex, Inc.	36,801	4,938,326
Paycom Software, Inc.	3,850	641,295
Quanta Services, Inc.	8,814	2,627,894
Republic Services, Inc.	19,373	3,890,873
Rockwell Automation, Inc.	10,107	2,713,325
Rollins, Inc.	21,375	1,081,148
RTX Corporation	127,603	15,460,379
Snap-on, Inc.	5,899	1,708,999
Southwest Airlines Co.Δ	69,304	2,053,478
Stanley Black & Decker, Inc.	10,352	1,140,066
Textron, Inc.	15,886	1,407,182
TransDigm Group, Inc.	4,889	6,977,239
Uber Technologies, Inc.*	190,492	14,317,379
Union Pacific Corporation	56,814	14,003,515
United Airlines Holdings, Inc.*	20,930	1,194,266
United Parcel Service, Inc. Class B	71,498	9,748,037
United Rentals, Inc.	4,416	3,575,768
Veralto Corporation	15,414	1,724,210
Verisk Analytics, Inc.	13,988	3,748,224
W.W. Grainger, Inc.	3,237	3,362,628
Waste Management, Inc.	34,975	7,260,810
Westinghouse Air Brake Technologies Corporation	13,439	2,442,807
Xylem, Inc.	21,548	2,909,626
		348,551,498
Information Technology — 30.2%
Adobe, Inc.*	40,908	21,181,344
Advanced Micro Devices, Inc.*	145,623	23,893,822

	Shares	Value
Akamai Technologies, Inc.*	12,022	$1,213,621
Amphenol Corporation Class A	109,822	7,156,001
Analog Devices, Inc.	44,105	10,151,648
ANSYS, Inc.*	6,671	2,125,581
Apple, Inc.	1,381,269	321,835,677
Applied Materials, Inc.	72,837	14,716,716
Arista Networks, Inc.*	22,591	8,670,878
Autodesk, Inc.*	18,555	5,111,531
Broadcom, Inc.	419,956	72,442,410
Cadence Design Systems, Inc.*	23,784	6,446,177
CDW Corporation	11,000	2,489,300
Cisco Systems, Inc.	389,499	20,729,137
Cognizant Technology Solutions Corporation Class A	43,107	3,326,998
Corning, Inc.	81,585	3,683,563
Crowdstrike Holdings, Inc. Class A*	21,464	6,020,008
Dell Technologies, Inc. Class C	26,468	3,137,517
Enphase Energy, Inc.*	12,624	1,426,764
EPAM Systems, Inc.*	4,578	911,159
F5, Inc.*	1,165	256,533
Fair Isaac Corporation*	1,636	3,179,599
First Solar, Inc.*	9,794	2,443,015
Fortinet, Inc.*	57,750	4,478,512
Gartner, Inc.*	6,492	3,289,886
Gen Digital, Inc.	62,969	1,727,240
GoDaddy, Inc. Class A*	8,891	1,393,931
Hewlett Packard Enterprise Co.	153,179	3,134,042
HP, Inc.	87,406	3,135,253
Intel Corporation	388,769	9,120,521
International Business Machines Corporation	88,423	19,548,557
Intuit, Inc.	25,446	15,801,966
Jabil, Inc.	6,369	763,197
Juniper Networks, Inc.	18,348	715,205
Keysight Technologies, Inc.*	13,420	2,132,841
KLA Corporation	12,003	9,295,243
Lam Research Corporation	11,836	9,659,123
Microchip Technology, Inc.	43,842	3,520,074
Micron Technology, Inc.	101,205	10,495,971
Microsoft Corporation	677,412	291,490,384
Monolithic Power Systems, Inc.	3,722	3,440,989
Motorola Solutions, Inc.	14,765	6,638,787
NetApp, Inc.	19,952	2,464,271
NVIDIA Corporation	2,230,260	270,842,774
ON Semiconductor Corporation*	33,696	2,446,667
Oracle Corporation	147,674	25,163,650
Palantir Technologies, Inc. Class A*	174,694	6,498,617
Palo Alto Networks, Inc.*	27,808	9,504,774
PTC, Inc.*	7,842	1,416,736
Qorvo, Inc.*	3,926	405,556
QUALCOMM, Inc.	99,381	16,899,739
Roper Technologies, Inc.	10,208	5,680,139
Salesforce, Inc.	90,121	24,667,019
ServiceNow, Inc.*	18,236	16,310,096
Skyworks Solutions, Inc.	15,419	1,522,935
Super Micro Computer, Inc.Δ*	4,546	1,892,954
Synopsys, Inc.*	14,009	7,094,017
Teledyne Technologies, Inc.*	4,739	2,074,071
	Shares	Value
Teradyne, Inc.	9,806	$1,313,318
Texas Instruments, Inc.	82,620	17,066,813
Trimble, Inc.*	19,275	1,196,785
Tyler Technologies, Inc.*	3,141	1,833,465
VeriSign, Inc.*	5,775	1,097,019
Western Digital Corporation*	33,866	2,312,709
Zebra Technologies Corporation Class A*	4,187	1,550,530
		1,363,585,375
Materials — 1.6%
Air Products and Chemicals, Inc.	20,651	6,148,629
Albemarle CorporationΔ	8,321	788,082
Avery Dennison Corporation	5,863	1,294,316
Ball Corporation	26,240	1,781,958
Celanese Corporation	7,902	1,074,356
CF Industries Holdings, Inc.	17,573	1,507,763
Corteva, Inc.	61,678	3,626,050
Dow, Inc.	79,059	4,318,993
DuPont de Nemours, Inc.	47,302	4,215,081
Eastman Chemical Co.	14,389	1,610,849
Ecolab, Inc.	21,553	5,503,128
FMC Corporation	14,783	974,791
Freeport-McMoRan, Inc.	123,949	6,187,534
International Flavors & Fragrances, Inc.	23,797	2,497,019
International Paper Co.Δ	43,581	2,128,932
Martin Marietta Materials, Inc.	4,229	2,276,259
Mosaic Co. (The)	35,598	953,315
Newmont Corporation	99,812	5,334,951
Nucor Corporation	21,719	3,265,235
Packaging Corporation of America	10,735	2,312,319
PPG Industries, Inc.	18,443	2,442,960
Sherwin-Williams Co. (The)	21,527	8,216,210
Steel Dynamics, Inc.	10,955	1,381,206
Vulcan Materials Co.	10,240	2,564,403
		72,404,339
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc. REIT	13,587	1,613,456
American Tower Corporation REIT	42,370	9,853,567
AvalonBay Communities, Inc. REIT	14,896	3,355,324
BXP, Inc. REIT	11,272	906,945
Camden Property Trust REIT	8,401	1,037,776
CBRE Group, Inc. Class A*	32,062	3,991,078
CoStar Group, Inc.*	41,877	3,159,201
Crown Castle, Inc. REIT	41,042	4,868,812
Digital Realty Trust, Inc. REIT	27,415	4,436,569
Equinix, Inc. REIT	8,624	7,654,921
Equity Residential REIT	40,640	3,026,054
Essex Property Trust, Inc. REIT	8,395	2,480,051
Extra Space Storage, Inc. REIT	18,800	3,387,572
Federal Realty Investment Trust REIT	5,137	590,601
Healthpeak Properties, Inc. REIT	68,876	1,575,194
Host Hotels & Resorts, Inc. REIT	47,716	839,802
Invitation Homes, Inc. REIT	60,850	2,145,571
Iron Mountain, Inc. REIT	27,908	3,316,308

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Kimco Realty Corporation REIT	56,971	$1,322,867
Mid-America Apartment Communities, Inc. REIT	12,145	1,929,840
Prologis, Inc. REIT	89,074	11,248,265
Public Storage REIT	15,587	5,671,642
Realty Income Corporation REITΔ	88,739	5,627,827
Regency Centers Corporation REIT	15,104	1,090,962
SBA Communications Corporation REIT	9,082	2,186,037
Simon Property Group, Inc. REIT	30,590	5,170,322
UDR, Inc. REIT	34,368	1,558,245
Ventas, Inc. REIT	35,191	2,256,799
Welltower, Inc. REIT	53,971	6,909,907
Weyerhaeuser Co. REIT	61,400	2,079,004
		105,290,519
Utilities — 2.6%
AES Corporation (The)	56,201	1,127,392
Alliant Energy Corporation	22,632	1,373,536
Ameren Corporation	19,884	1,739,055
American Electric Power Co., Inc.	51,288	5,262,149
American Water Works Co., Inc.	27,182	3,975,096
Atmos Energy Corporation	16,716	2,318,676
CenterPoint Energy, Inc.	50,231	1,477,796
CMS Energy Corporation	24,417	1,724,573
Consolidated Edison, Inc.	54,284	5,652,593
Constellation Energy Corporation	29,265	7,609,485
Dominion Energy, Inc.	84,336	4,873,778
DTE Energy Co.	18,119	2,326,661
Duke Energy Corporation	91,743	10,577,968
Edison International	35,412	3,084,031
Entergy Corporation	19,483	2,564,158
Evergy, Inc.	17,247	1,069,487
Eversource Energy	27,044	1,840,344
Exelon Corporation	97,262	3,943,974
FirstEnergy Corporation	45,258	2,007,192
NextEra Energy, Inc.	184,761	15,617,847
NiSource, Inc.	23,079	799,687
NRG Energy, Inc.	19,377	1,765,245
PG&E Corporation	133,703	2,643,308
Pinnacle West Capital Corporation	4,108	363,928
PPL Corporation	53,464	1,768,589
Public Service Enterprise Group, Inc.	46,751	4,170,657
Sempra	64,983	5,434,528
Southern Co. (The)	123,802	11,164,464
Vistra Corporation	31,321	3,712,791
WEC Energy Group, Inc.	35,929	3,455,651
Xcel Energy, Inc.	48,840	3,189,252
		118,633,891
Total Common Stocks (Cost $2,120,529,892)		4,276,364,865
FOREIGN COMMON STOCKS — 3.0%
Canada — 0.0%
Enerflex, Ltd.	6	36
	Shares	Value
Curacao — 0.1%
Schlumberger NV	127,652	$5,355,001
Ireland — 2.3%
Accenture PLC Class AΔ	58,623	20,722,058
Allegion PLC	8,862	1,291,548
Aon PLC Class A	19,060	6,594,569
Eaton Corporation PLCΔ	36,486	12,092,920
Johnson Controls International PLC	67,201	5,215,470
Linde PLC	45,518	21,705,713
Medtronic PLC	146,157	13,158,515
Pentair PLC	6,692	654,411
Seagate Technology Holdings PLC	20,280	2,221,268
Smurfit WestRock PLC	21,818	1,078,246
STERIS PLC	8,601	2,086,086
TE Connectivity PLC	28,610	4,319,824
Trane Technologies PLC	23,477	9,126,214
Willis Towers Watson PLC	10,074	2,967,095
		103,233,937
Jersey — 0.1%
Amcor PLC	174,148	1,973,097
Aptiv PLC*	26,900	1,937,069
		3,910,166
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	2,619,221
NXP Semiconductor NV	22,877	5,490,709
		8,109,930
Switzerland — 0.3%
Bunge Global SA	15,221	1,470,957
Chubb, Ltd.	41,987	12,108,631
Garmin, Ltd.	15,459	2,721,248
		16,300,836
Total Foreign Common Stocks (Cost $78,582,508)		136,909,906
MONEY MARKET FUNDS — 2.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	3,332,188	3,332,188
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	51,216,841	51,216,841
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	43,680,791	43,680,791
Total Money Market Funds (Cost $98,229,820)		98,229,820
TOTAL INVESTMENTS — 99.9% (Cost $2,297,342,220)		4,511,504,591
Other Assets in Excess of Liabilities — 0.1%		3,180,182
NET ASSETS — 100.0%		$4,514,684,773

Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2024	338	$98,260,825	$2,113,422
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 90.8%
Communication Services — 4.2%
AT&T, Inc.	55,834	$1,228,348
Charter Communications, Inc. Class AΔ*	718	232,689
Comcast Corporation Class A	29,712	1,241,070
Electronic Arts, Inc.	2,051	294,195
Fox Corporation Class A	476	20,149
Fox Corporation Class B	2,554	99,095
Frontier Communications Parent, Inc.Δ*	1,224	43,489
IAC, Inc.*	1,060	57,049
Interpublic Group of Cos., Inc. (The)	1,202	38,019
Iridium Communications, Inc.	870	26,492
Liberty Broadband Corporation*	529	40,886
Liberty Broadband Corporation Class A*	105	8,066
Liberty Media Corporation-Liberty Formula One Class A*	112	8,011
Liberty Media Corporation-Liberty Formula One Class C*	905	70,074
Liberty Media Corporation-Liberty Live Class A*	448	22,181
Liberty Media Corporation-Liberty Live Class C*	173	8,880
Madison Square Garden Sports Corporation*	119	24,783
New York Times Co. (The) Class A	831	46,262
News Corporation Class A	2,285	60,850
News Corporation Class BΔ	931	26,021
Nexstar Media Group, Inc. Class A	191	31,582
Omnicom Group, Inc.	1,107	114,453
Paramount Global Class BΔ	5,200	55,224
Roku, Inc.*	807	60,251
Sirius XM Holdings, Inc.Δ	2,604	61,585
Take-Two Interactive Software, Inc.*	1,169	179,687
TKO Group Holdings, Inc.*	511	63,216
T-Mobile US, Inc.	3,915	807,899
TripAdvisor, Inc.Δ*	1,766	25,589
Verizon Communications, Inc.	32,214	1,446,731
Walt Disney Co. (The)	13,754	1,322,997
Warner Bros Discovery, Inc.*	20,250	167,063
ZoomInfo Technologies, Inc.*	2,992	30,877
		7,963,763
Consumer Discretionary — 5.9%
ADT, Inc.Δ	2,684	19,405
Advance Auto Parts, Inc.Δ	456	17,779
Aramark	1,888	73,122
AutoNation, Inc.*	138	24,691
AutoZone, Inc.*	13	40,951
Bath & Body Works, Inc.	1,381	44,082
Best Buy Co., Inc.	1,727	178,399
Booking Holdings, Inc.	21	88,455
BorgWarner, Inc.	2,686	97,475
Bright Horizons Family Solutions, Inc.*	438	61,377
Brunswick Corporation	311	26,068
Capri Holdings, Ltd.*	604	25,634
CarMax, Inc.*	1,159	89,683
	Shares	Value
Carnival Corporation*	6,987	$129,120
Carter's, Inc.Δ	116	7,538
Carvana Co.*	474	82,528
Crocs, Inc.*	260	37,651
D.R. Horton, Inc.	2,168	413,589
Darden Restaurants, Inc.	587	96,344
Dick's Sporting Goods, Inc.	359	74,923
Domino’s Pizza, Inc.	164	70,543
DoorDash, Inc. Class A*	225	32,114
Dutch Bros., Inc. Class A*	541	17,328
eBay, Inc.	4,111	267,667
Etsy, Inc.*	247	13,716
Floor & Decor Holdings, Inc. Class AΔ*	283	35,140
Ford Motor Co.	29,435	310,834
GameStop Corporation Class AΔ*	2,685	61,567
Gap, Inc. (The)	896	19,757
General Motors Co.	8,006	358,989
Gentex CorporationΔ	1,119	33,223
Genuine Parts Co.	1,435	200,441
Grand Canyon Education, Inc.*	40	5,674
H&R Block, Inc.	848	53,890
Harley-Davidson, Inc.	462	17,801
Hasbro, Inc.	199	14,392
Hilton Worldwide Holdings, Inc.	1,043	240,411
Home Depot, Inc. (The)	1,677	679,520
Hyatt Hotels Corporation Class AΔ	206	31,353
Kohl’s Corporation	1,527	32,220
Lear Corporation	656	71,602
Leggett & Platt, Inc.	3,179	43,298
Lennar Corporation Class A	1,791	335,777
Lithia Motors, Inc.	189	60,034
LKQ Corporation	2,863	114,291
Lowe’s Cos., Inc.	4,075	1,103,714
Lucid Group, Inc.Δ*	5,070	17,897
Macy’s, Inc.	2,253	35,350
Marriott International, Inc. Class A	1,671	415,411
Marriott Vacations Worldwide Corporation	292	21,456
Mattel, Inc.*	2,040	38,862
McDonald’s Corporation	5,147	1,567,313
Mohawk Industries, Inc.*	337	54,149
Newell Brands, Inc.	2,906	22,318
NIKE, Inc. Class B	3,672	324,605
Nordstrom, Inc.	1,043	23,457
NVR, Inc.*	21	206,048
O’Reilly Automotive, Inc.*	45	51,822
Ollie's Bargain Outlet Holdings, Inc.*	617	59,972
Penske Automotive Group, Inc.	192	31,185
Planet Fitness, Inc. Class A*	198	16,082
Polaris, Inc.	403	33,546
PulteGroup, Inc.	1,309	187,881
PVH Corporation	358	36,097
QuantumScape CorporationΔ*	3,710	21,333
Ralph Lauren Corporation	251	48,661
RH*	81	27,089
Rivian Automotive, Inc. Class AΔ*	6,171	69,239
Ross Stores, Inc.	1,947	293,043

	Shares	Value
Royal Caribbean Cruises, Ltd.	1,077	$191,017
Service Corporation International	1,293	102,056
SharkNinja, Inc.	291	31,635
Skechers U.S.A., Inc. Class A*	960	64,243
Starbucks Corporation	1,864	181,721
Tapestry, Inc.	1,755	82,450
Thor Industries, Inc.Δ	326	35,824
TJX Cos., Inc. (The)	3,348	393,524
Toll Brothers, Inc.	526	81,262
TopBuild Corporation*	177	72,005
Travel + Leisure Co.	493	22,717
Under Armour, Inc. Class C*	968	8,092
Vail Resorts, Inc.	60	10,457
VF Corporation	2,313	46,144
Wayfair, Inc. Class AΔ*	385	21,629
Wendy's Co. (The)	1,305	22,864
Whirlpool CorporationΔ	396	42,372
Williams-Sonoma, Inc.Δ	280	43,378
Wyndham Hotels & Resorts, Inc.	521	40,711
Yum! Brands, Inc.	1,299	181,483
		11,132,510
Consumer Staples — 7.3%
Albertsons Cos., Inc. Class A	3,283	60,670
Archer-Daniels-Midland Co.	4,191	250,370
BellRing Brands, Inc.*	939	57,016
BJ's Wholesale Club Holdings, Inc.Δ*	894	73,737
Campbell Soup Co.	2,110	103,221
Casey’s General Stores, Inc.	214	80,402
Church & Dwight Co., Inc.	1,732	181,375
Coca-Cola Co. (The)	16,202	1,164,276
Coca-Cola Consolidated, Inc.	44	57,922
Colgate-Palmolive Co.	3,030	314,544
Conagra Brands, Inc.	3,683	119,771
Coty, Inc. Class A*	5,539	52,011
Darling Ingredients, Inc.*	1,055	39,204
Dollar General Corporation	1,725	145,883
Dollar Tree, Inc.*	1,434	100,839
Estee Lauder Cos., Inc. (The) Class A	1,399	139,466
Flowers Foods, Inc.	2,526	58,275
Freshpet, Inc.Δ*	172	23,524
General Mills, Inc.	5,618	414,889
Grocery Outlet Holding Corporation*	444	7,792
Hershey Co. (The)Δ	1,103	211,533
Hormel Foods Corporation	3,563	112,947
Ingredion, Inc.	594	81,633
J.M. Smucker Co. (The)	701	84,891
Kellanova	2,020	163,034
Kenvue, Inc.	14,129	326,804
Keurig Dr. Pepper, Inc.	10,613	397,775
Kimberly-Clark Corporation	1,768	251,551
Kraft Heinz Co. (The)	8,463	297,136
Kroger Co. (The)	4,620	264,726
Lamb Weston Holdings, Inc.	759	49,138
Maplebear, Inc.*	1,197	48,766
McCormick & Co., Inc. (Non-Voting Shares)	2,235	183,941
	Shares	Value
Mondelez International, Inc. Class A	11,681	$860,539
Monster Beverage Corporation*	2,139	111,592
PepsiCo, Inc.	3,701	629,355
Pilgrim’s Pride Corporation*	209	9,625
Post Holdings, Inc.*	279	32,294
Procter & Gamble Co. (The)	14,546	2,519,367
Reynolds Consumer Products, Inc.	655	20,371
Seaboard Corporation	3	9,411
Spectrum Brands Holdings, Inc.	255	24,261
Sysco Corporation	1,906	148,782
Target Corporation	3,260	508,104
Tyson Foods, Inc. Class A	2,963	176,476
U.S. Foods Holding Corporation*	1,593	97,970
Walmart, Inc.	32,581	2,630,916
		13,698,125
Energy — 6.4%
Antero Midstream Corporation	2,130	32,056
Antero Resources Corporation*	2,015	57,730
APA Corporation	2,090	51,121
Baker Hughes Co.	7,062	255,291
Cheniere Energy, Inc.	868	156,101
Chesapeake Energy CorporationΔ	923	75,917
Chevron Corporation	13,206	1,944,848
Chord Energy Corporation	424	55,218
Civitas Resources, Inc.	673	34,101
ConocoPhillips	9,060	953,837
Coterra Energy, Inc.	5,680	136,036
Devon Energy Corporation	5,119	200,255
Diamondback Energy, Inc.	1,436	247,566
DT Midstream, Inc.	771	60,647
EOG Resources, Inc.	4,198	516,060
EQT Corporation	3,129	114,647
Exxon Mobil Corporation	33,482	3,924,760
Halliburton Co.	6,169	179,209
Hess Corporation	699	94,924
HF Sinclair Corporation	1,511	67,345
Kinder Morgan, Inc.	14,342	316,815
Marathon Oil Corporation	4,540	120,900
Marathon Petroleum Corporation	2,602	423,892
Matador Resources Co.	371	18,335
NOV, Inc.	2,112	33,729
Occidental Petroleum CorporationΔ	5,014	258,422
ONEOK, Inc.	4,055	369,532
Ovintiv, Inc.	1,514	58,001
Permian Resources Corporation	2,565	34,910
Phillips 66	3,096	406,969
Range Resources Corporation	1,059	32,575
Southwestern Energy Co.*	5,330	37,896
Valero Energy Corporation	2,352	317,591
Viper Energy, Inc.	593	26,750
Williams Cos., Inc. (The)	8,906	406,559
		12,020,545
Financials — 19.8%
Affirm Holdings, Inc.Δ*	1,511	61,679
Aflac, Inc.	4,352	486,554

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
AGNC Investment Corporation REITΔ	6,941	$72,603
Allstate Corporation (The)	1,740	329,991
Ally Financial, Inc.	440	15,660
American Express Co.	2,708	734,410
American Financial Group, Inc.	583	78,472
American International Group, Inc.	5,301	388,192
Ameriprise Financial, Inc.	50	23,491
Annaly Capital Management, Inc. REIT	4,232	84,936
Apollo Global Management, Inc.	991	123,786
Arch Capital Group, Ltd.*	2,634	294,692
Arthur J. Gallagher & Co.	1,536	432,184
Assurant, Inc.	300	59,658
Assured Guaranty, Ltd.	287	22,822
Axis Capital Holdings, Ltd.	375	29,854
Bank of America Corporation	50,403	1,999,991
Bank of New York Mellon Corporation (The)	6,196	445,245
Bank OZKΔ	729	31,340
Berkshire Hathaway, Inc. Class B*	13,512	6,219,033
BlackRock, Inc.	1,107	1,051,108
Block, Inc.*	2,247	150,841
Brighthouse Financial, Inc.*	507	22,830
Brown & Brown, Inc.	702	72,727
Capital One Financial Corporation	2,692	403,073
Carlyle Group, Inc. (The)	1,589	68,422
Cboe Global Markets, Inc.	782	160,208
Charles Schwab Corporation (The)	10,064	652,248
Cincinnati Financial Corporation	1,235	168,108
Citigroup, Inc.	14,500	907,700
Citizens Financial Group, Inc.	3,986	163,705
CME Group, Inc.	2,887	637,017
CNA Financial Corporation	708	34,650
Coinbase Global, Inc. Class A*	193	34,387
Columbia Banking System, Inc.	1,700	44,387
Comerica, Inc.Δ	982	58,832
Corebridge Financial, Inc.	2,345	68,380
Credit Acceptance CorporationΔ*	27	11,972
Cullen/Frost Bankers, Inc.	436	48,771
Discover Financial Services	1,670	234,284
East West Bancorp, Inc.	887	73,390
Euronet Worldwide, Inc.*	204	20,243
Evercore, Inc. Class A	54	13,680
Everest Group, Ltd.	275	107,753
FactSet Research Systems, Inc.	146	67,138
Fidelity National Financial, Inc.	1,944	120,645
Fidelity National Information Services, Inc.	4,247	355,686
Fifth Third Bancorp	5,109	218,870
First American Financial Corporation	743	49,045
First Citizens BancShares, Inc. Class A	90	165,685
First Hawaiian, Inc.	562	13,010
First Horizon Corporation	2,997	46,543
Fiserv, Inc.*	2,668	479,306
FNB Corporation	3,594	50,711
Franklin Resources, Inc.	2,992	60,289
Global Payments, Inc.	1,253	128,332
	Shares	Value
Globe Life, Inc.	779	$82,504
Goldman Sachs Group, Inc. (The)	1,798	890,208
Hanover Insurance Group, Inc. (The)	160	23,698
Hartford Financial Services Group, Inc. (The)	2,154	253,332
Houlihan Lokey, Inc.	294	46,458
Huntington Bancshares, Inc.	2,407	35,383
Interactive Brokers Group, Inc. Class A	727	101,315
Intercontinental Exchange, Inc.	4,372	702,318
Invesco, Ltd.	4,106	72,101
Jack Henry & Associates, Inc.	540	95,332
Jefferies Financial Group, Inc.	1,325	81,554
JPMorgan Chase & Co.	21,021	4,432,488
Kemper Corporation	372	22,785
KeyCorp	7,730	129,478
KKR & Co., Inc.	3,595	469,435
Lazard, Inc.Δ	15	756
Lincoln National Corporation	1,223	38,537
Loews Corporation	889	70,275
M&T Bank Corporation	1,439	256,315
Markel Corporation*	49	76,860
MarketAxess Holdings, Inc.	212	54,314
Marsh & McLennan Cos., Inc.	3,343	745,790
MetLife, Inc.	4,499	371,078
MGIC Investment Corporation	1,510	38,656
Morgan Stanley	8,405	876,137
MSCI, Inc.	230	134,074
Nasdaq, Inc.	3,126	228,229
Northern Trust Corporation	1,935	174,208
Old Republic International Corporation	2,132	75,515
OneMain Holdings, Inc.	972	45,752
PayPal Holdings, Inc.*	7,562	590,063
Pinnacle Financial Partners, Inc.	110	10,777
PNC Financial Services Group, Inc. (The)	2,919	539,577
Popular, Inc.	352	35,295
Primerica, Inc.	166	44,015
Principal Financial Group, Inc.	1,685	144,742
Progressive Corporation (The)	818	207,576
Prosperity Bancshares, Inc.	588	42,377
Prudential Financial, Inc.	2,657	321,763
Raymond James Financial, Inc.	1,227	150,258
Regions Financial Corporation	7,234	168,769
Reinsurance Group of America, Inc.	466	101,527
Rithm Capital Corporation REIT	2,009	22,802
RLI Corporation	187	28,981
Robinhood Markets, Inc. Class A*	5,155	120,730
S&P Global, Inc.	2,367	1,222,840
SEI Investments Co.	617	42,690
SLM Corporation	959	21,932
SoFi Technologies, Inc.*	6,461	50,783
Starwood Property Trust, Inc. REITΔ	1,381	28,145
State Street Corporation	2,117	187,291
Stifel Financial Corporation	741	69,580
Synchrony Financial	1,717	85,644
Synovus Financial Corporation	581	25,837

	Shares	Value
T. Rowe Price Group, Inc.	1,035	$112,743
TFS Financial CorporationΔ	1,046	13,452
TPG, Inc.	46	2,648
Tradeweb Markets, Inc. Class A	610	75,439
Travelers Cos., Inc. (The)	1,778	416,265
Truist Financial Corporation	10,926	467,305
U.S. Bancorp	11,327	517,984
Unum Group	957	56,884
Virtu Financial, Inc. Class A	751	22,875
Voya Financial, Inc.	909	72,011
W.R. Berkley Corporation	1,989	112,836
Webster Financial Corporation	1,563	72,851
Wells Fargo & Co.	25,804	1,457,668
Western Alliance Bancorp	621	53,710
Western Union Co. (The)	2,540	30,302
WEX, Inc.*	225	47,189
White Mountains Insurance Group, Ltd.	8	13,570
Zions Bancorp NA	877	41,412
		37,374,592
Health Care — 13.5%
Abbott Laboratories	13,270	1,512,913
Acadia Healthcare Co., Inc.*	1,050	66,581
Agilent Technologies, Inc.	2,494	370,309
Align Technology, Inc.*	194	49,338
Alnylam Pharmaceuticals, Inc.*	320	88,010
Amedisys, Inc.*	142	13,704
Amgen, Inc.	1,586	511,025
Avantor, Inc.*	6,026	155,893
Azenta, Inc.Δ*	710	34,392
Baxter International, Inc.	3,606	136,920
Becton, Dickinson and Co.	2,438	587,802
Biogen, Inc.*	1,925	373,142
BioMarin Pharmaceutical, Inc.*	2,843	199,834
Bio-Rad Laboratories, Inc. Class A*	239	79,965
Boston Scientific Corporation*	11,376	953,309
Bristol-Myers Squibb Co.	21,315	1,102,838
Bruker Corporation	352	24,309
Cardinal Health, Inc.	977	107,978
Catalent, Inc.*	3,532	213,933
Centene Corporation*	4,334	326,264
Certara, Inc.*	1,253	14,673
Charles River Laboratories International, Inc.*	424	83,515
Chemed Corporation	151	90,746
Cigna Group (The)	2,039	706,391
Danaher Corporation	4,953	1,377,033
DENTSPLY SIRONA, Inc.Δ	1,831	49,547
Doximity, Inc. Class A*	1,487	64,789
Edwards Lifesciences Corporation*	3,850	254,061
Elanco Animal Health, Inc.*	8,284	121,692
Elevance Health, Inc.	1,602	833,040
Encompass Health Corporation	1,179	113,939
Enovis CorporationΔ*	373	16,058
Envista Holdings Corporation*	1,454	28,731
Exact Sciences CorporationΔ*	1,302	88,692
Exelixis, Inc.*	4,304	111,689
	Shares	Value
Fortrea Holdings, Inc.Δ*	797	$15,940
GE HealthCare Technologies, Inc.	3,027	284,084
Gilead Sciences, Inc.	11,985	1,004,822
Globus Medical, Inc. Class A*	722	51,652
GRAIL, Inc.Δ*	1,466	20,172
HCA Healthcare, Inc.	1,159	471,052
Henry Schein, Inc.*	1,447	105,486
Hologic, Inc.*	1,535	125,041
Humana, Inc.	976	309,138
Illumina, Inc.*	1,313	171,228
Incyte Corporation*	3,635	240,274
Ionis Pharmaceuticals, Inc.*	1,914	76,675
IQVIA Holdings, Inc.*	1,126	266,828
Labcorp Holdings, Inc.	862	192,640
Masimo Corporation*	166	22,133
McKesson Corporation	650	321,373
Mettler-Toledo International, Inc.*	173	259,448
Moderna, Inc.*	2,726	182,179
Molina Healthcare, Inc.*	252	86,829
Organon & Co.	6,079	116,291
Premier, Inc. Class AΔ	3,729	74,580
Quest Diagnostics, Inc.	950	147,488
QuidelOrtho Corporation*	438	19,973
R1 RCM, Inc.*	1,265	17,925
Regeneron Pharmaceuticals, Inc.*	952	1,000,780
Repligen Corporation*	365	54,319
ResMed, Inc.Δ	834	203,596
Revvity, Inc.	719	91,852
Roivant Sciences, Ltd.Δ*	6,899	79,614
Solventum Corporation*	1,233	85,965
Sotera Health Co.*	1,844	30,795
Stryker Corporation	1,984	716,740
Teleflex, Inc.	413	102,143
Tenet Healthcare Corporation*	680	113,016
Thermo Fisher Scientific, Inc.	2,939	1,817,977
United Therapeutics Corporation*	658	235,794
UnitedHealth Group, Inc.	6,373	3,726,166
Universal Health Services, Inc. Class B	383	87,711
Vertex Pharmaceuticals, Inc.*	1,462	679,947
Viatris, Inc.	30,635	355,672
Waters Corporation*	190	68,379
West Pharmaceutical Services, Inc.	245	73,539
Zimmer Biomet Holdings, Inc.	1,710	184,595
Zoetis, Inc.	1,886	368,487
		25,523,393
Industrials — 13.1%
3M Co.	3,360	459,312
A.O. Smith Corporation	1,076	96,657
Acuity Brands, Inc.	224	61,687
Advanced Drainage Systems, Inc.	290	45,576
AECOM	848	87,573
AGCO CorporationΔ	472	46,190
Air Lease Corporation	457	20,698
Alaska Air Group, Inc.Δ*	1,150	51,992
Allison Transmission Holdings, Inc.	407	39,100

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Amentum Holdings, Inc.*	1,021	$32,927
American Airlines Group, Inc.*	3,333	37,463
AMETEK, Inc.	1,513	259,797
API Group Corporation*	1,003	33,119
Armstrong World Industries, Inc.	196	25,760
Automatic Data Processing, Inc.	607	167,975
Avis Budget Group, Inc.	89	7,796
Boeing Co. (The)*	3,635	552,665
Broadridge Financial Solutions, Inc.	207	44,511
Builders FirstSource, Inc.*	737	142,875
BWX Technologies, Inc.	488	53,046
C.H. Robinson Worldwide, Inc.	752	82,998
CACI International, Inc. Class A*	166	83,757
Carlisle Cos., Inc.	336	151,116
Carrier Global Corporation	6,806	547,815
Caterpillar, Inc.	3,060	1,196,827
Cintas Corporation	136	28,000
Clean Harbors, Inc.*	235	56,802
Concentrix Corporation	396	20,295
Crane Co.	171	27,066
CSX Corporation	13,917	480,554
Cummins, Inc.	942	305,010
Curtiss-Wright Corporation	244	80,200
Dayforce, Inc.Δ*	1,172	71,785
Deere & Co.	1,883	785,832
Delta Air Lines, Inc.	4,497	228,403
Donaldson Co., Inc.	810	59,697
Dover Corporation	958	183,687
Dun & Bradstreet Holdings, Inc.	3,147	36,222
EMCOR Group, Inc.	124	53,386
Emerson Electric Co.	4,535	495,993
Equifax, Inc.	663	194,829
Esab Corporation	375	39,866
Expeditors International of Washington, Inc.	729	95,791
Fastenal Co.	487	34,782
FedEx Corporation	1,858	508,497
Ferguson Enterprises, Inc.	1,313	260,722
Flowserve Corporation	500	25,845
Fortive Corporation	1,984	156,597
Fortune Brands Innovations, Inc.	1,033	92,484
FTI Consulting, Inc.*	316	71,909
GE Vernova, Inc.*	1,977	504,095
Generac Holdings, Inc.*	92	14,617
General Dynamics Corporation	2,126	642,477
General Electric Co.	6,230	1,174,853
Genpact, Ltd.	1,201	47,091
Graco, Inc.	1,218	106,587
GXO Logistics, Inc.*	454	23,640
Hexcel Corporation	646	39,942
Honeywell International, Inc.	3,941	814,644
Howmet Aerospace, Inc.	2,223	222,856
Hubbell, Inc.	395	169,198
Huntington Ingalls Industries, Inc.	134	35,427
IDEX Corporation	634	135,993
Illinois ToolWorks, Inc.	1,429	374,498
Ingersoll-Rand, Inc.	3,021	296,541
ITT, Inc.	297	44,404
	Shares	Value
J.B. Hunt Transport Services, Inc.	236	$40,670
Jacobs Solutions, Inc.	1,021	133,649
KBR, Inc.	1,130	73,597
Kirby Corporation*	713	87,293
Knight-Swift Transportation Holdings, Inc.	1,485	80,116
L3Harris Technologies, Inc.	1,503	357,519
Landstar System, Inc.	116	21,909
Leidos Holdings, Inc.	777	126,651
Lincoln Electric Holdings, Inc.Δ	233	44,741
Lockheed Martin Corporation	1,177	688,027
ManpowerGroup, Inc.	282	20,733
Masco Corporation	1,750	146,895
MasTec, Inc.Δ*	378	46,532
MDU Resources Group, Inc.	1,464	40,128
Middleby Corporation (The)*	368	51,200
MSA Safety, Inc.	222	39,369
MSC Industrial Direct Co., Inc. Class A	225	19,364
Nordson Corporation	498	130,790
Norfolk Southern Corporation	1,754	435,869
Northrop Grumman Corporation	1,076	568,203
Oshkosh Corporation	349	34,973
Otis Worldwide Corporation	3,270	339,884
Owens Corning	792	139,804
PACCAR, Inc.	4,262	420,574
Parker-Hannifin Corporation	1,017	642,561
Parsons CorporationΔ*	271	28,097
Paychex, Inc.	1,992	267,306
Paycom Software, Inc.	155	25,818
Paycor HCM, Inc.*	463	6,570
Quanta Services, Inc.	639	190,518
RBC Bearings, Inc.*	184	55,086
Regal Beloit Corporation	547	90,736
Republic Services, Inc.	1,503	301,863
Robert Half, Inc.	712	47,996
Rockwell Automation, Inc.	768	206,177
RTX Corporation	10,161	1,231,107
Ryder System, Inc.	362	52,780
Saia, Inc.*	50	21,863
Schneider National, Inc. Class B	610	17,409
Science Applications International Corporation	391	54,455
Simpson Manufacturing Co., Inc.	235	44,948
Snap-on, Inc.	367	106,324
Southwest Airlines Co.Δ	4,960	146,965
Spirit AeroSystems Holdings, Inc. Class A*	553	17,978
SS&C Technologies Holdings, Inc.	1,793	133,059
Stanley Black & Decker, Inc.	1,152	126,870
Stericycle, Inc.*	330	20,130
Tetra Tech, Inc.	635	29,947
Textron, Inc.	925	81,936
Timken Co. (The)	350	29,502
Toro Co. (The)Δ	720	62,446
TransDigm Group, Inc.	321	458,109
TransUnion	1,412	147,836
U-Haul Holding Co.Δ*	430	33,316

	Shares	Value
Union Pacific Corporation	2,473	$609,545
United Airlines Holdings, Inc.*	2,706	154,404
United Parcel Service, Inc. Class B	5,535	754,642
United Rentals, Inc.	343	277,737
Valmont Industries, Inc.	127	36,824
Veralto Corporation	796	89,041
Vestis Corporation	55	820
Watsco, Inc.	211	103,787
WESCO International, Inc.	274	46,027
Westinghouse Air Brake Technologies Corporation	1,210	219,942
WillScot Holdings CorporationΔ*	592	22,259
Woodward, Inc.	416	71,348
Xylem, Inc.	1,878	253,586
		24,778,509
Information Technology — 7.8%
Advanced Micro Devices, Inc.*	3,900	639,912
Akamai Technologies, Inc.*	1,184	119,525
Amdocs, Ltd.	986	86,255
Amkor Technology, Inc.	562	17,197
Amphenol Corporation Class A	3,648	237,704
Analog Devices, Inc.	3,538	814,341
ANSYS, Inc.*	623	198,507
Applied Materials, Inc.	479	96,782
Arrow Electronics, Inc.*	438	58,180
Aspen Technology, Inc.*	276	65,914
Avnet, Inc.	925	50,237
BILL Holdings, Inc.*	694	36,615
CCC Intelligent Solutions Holdings, Inc.*	3,502	38,697
CDW Corporation	467	105,682
Ciena Corporation*	1,092	67,256
Cirrus Logic, Inc.*	165	20,495
Cisco Systems, Inc.	30,305	1,612,832
Cognex Corporation	1,100	44,550
Cognizant Technology Solutions Corporation Class A	3,656	282,170
Coherent Corporation*	975	86,687
Corning, Inc.	6,079	274,467
Crane Holdings Co.	265	14,867
Dell Technologies, Inc. Class C	1,570	186,108
Dolby Laboratories, Inc. Class A	619	47,372
Dropbox, Inc. Class A*	1,162	29,550
DXC Technology Co.*	1,336	27,722
EPAM Systems, Inc.*	297	59,112
F5, Inc.*	16	3,523
Fair Isaac Corporation*	15	29,153
First Solar, Inc.*	727	181,343
Fortinet, Inc.*	828	64,211
Gen Digital, Inc.	3,846	105,496
Guidewire Software, Inc.*	93	17,013
Hewlett Packard Enterprise Co.	10,344	211,638
HP, Inc.	6,794	243,701
Informatica, Inc. Class A*	265	6,699
Intel Corporation	30,797	722,498
International Business Machines Corporation	6,978	1,542,696
IPG Photonics Corporation*	106	7,878
	Shares	Value
Jabil, Inc.	704	$84,360
Juniper Networks, Inc.	1,713	66,773
Keysight Technologies, Inc.*	1,196	190,080
Kyndryl Holdings, Inc.*	1,739	39,962
Littelfuse, Inc.	202	53,581
Lumentum Holdings, Inc.Δ*	375	23,768
MACOM Technology Solutions Holdings, Inc.*	207	23,031
Marvell Technology, Inc.	5,684	409,930
Microchip Technology, Inc.	3,921	314,817
Micron Technology, Inc.	7,914	820,761
MicroStrategy, Inc. Class AΔ*	1,110	187,146
MKS Instruments, Inc.	325	35,331
Motorola Solutions, Inc.	588	264,382
nCino, Inc.*	211	6,665
NetApp, Inc.	898	110,912
Nutanix, Inc. Class A*	1,086	64,346
Okta, Inc.*	459	34,122
ON Semiconductor Corporation*	2,668	193,723
Onto Innovation, Inc.*	192	39,852
PTC, Inc.*	346	62,508
Pure Storage, Inc. Class A*	615	30,898
Qorvo, Inc.*	625	64,563
QUALCOMM, Inc.	502	85,365
Roper Technologies, Inc.	802	446,265
Salesforce, Inc.	1,165	318,872
SentinelOne, Inc. Class A*	1,444	34,540
Skyworks Solutions, Inc.	1,231	121,586
TD SYNNEX Corporation	564	67,725
Teledyne Technologies, Inc.*	313	136,988
Texas Instruments, Inc.	5,918	1,222,481
Trimble, Inc.*	1,900	117,971
Twilio, Inc. Class A*	964	62,872
Tyler Technologies, Inc.*	35	20,430
Ubiquiti, Inc.	15	3,326
UiPath, Inc. Class A*	819	10,483
Unity Software, Inc.Δ*	1,102	24,927
Universal Display Corporation	134	28,127
VeriSign, Inc.*	620	117,775
Vontier Corporation	573	19,333
Western Digital Corporation*	2,750	187,798
Wolfspeed, Inc.Δ*	737	7,149
Zebra Technologies Corporation Class A*	279	103,319
Zoom Video Communications, Inc. Class A*	1,391	97,008
		14,810,436
Materials — 3.1%
Air Products and Chemicals, Inc.	1,731	515,388
Albemarle CorporationΔ	891	84,387
Alcoa Corporation	1,294	49,923
AptarGroup, Inc.	289	46,295
Ashland, Inc.	357	31,048
ATI, Inc.*	464	31,046
Avery Dennison Corporation	419	92,498
Axalta Coating Systems, Ltd.*	1,013	36,661
Ball Corporation	2,181	148,112

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Berry Global Group, Inc.	689	$46,838
Celanese Corporation	700	95,172
CF Industries Holdings, Inc.	1,411	121,064
Chemours Co. (The)	827	16,805
Cleveland-Cliffs, Inc.*	3,198	40,838
Corteva, Inc.	4,742	278,782
Crown Holdings, Inc.	863	82,744
Dow, Inc.	5,883	321,388
DuPont de Nemours, Inc.	3,157	281,320
Eagle Materials, Inc.	91	26,176
Eastman Chemical Co.	839	93,926
Ecolab, Inc.	195	49,789
Element Solutions, Inc.	1,723	46,797
FMC Corporation	870	57,368
Freeport-McMoRan, Inc.	9,790	488,717
Graphic Packaging Holding Co.	2,065	61,103
Huntsman Corporation	1,831	44,310
International Flavors & Fragrances, Inc.	2,205	231,371
International Paper Co.Δ	2,923	142,789
Louisiana-Pacific Corporation	156	16,764
Martin Marietta Materials, Inc.	300	161,475
Mosaic Co. (The)	3,315	88,776
NewMarket Corporation	72	39,736
Newmont Corporation	8,463	452,347
Nucor Corporation	1,710	257,081
Olin Corporation	1,045	50,139
Packaging Corporation of America	606	130,532
PPG Industries, Inc.	1,729	229,023
Reliance, Inc.	470	135,929
Royal Gold, Inc.	444	62,293
RPM International, Inc.	912	110,352
Scotts Miracle-Gro Co. (The)	334	28,958
Sealed Air Corporation	615	22,325
Sherwin-Williams Co. (The)	102	38,930
Silgan Holdings, Inc.	449	23,573
Sonoco Products Co.	1,092	59,656
Steel Dynamics, Inc.	860	108,429
United States Steel CorporationΔ	1,722	60,838
Vulcan Materials Co.	502	125,716
		5,765,527
Real Estate — 4.8%
Agree Realty Corporation REITΔ	696	52,430
Alexandria Real Estate Equities, Inc. REIT	897	106,519
American Homes 4 Rent Class A REIT	3,171	121,735
Americold Realty Trust REIT	2,045	57,812
AvalonBay Communities, Inc. REITΔ	1,167	262,867
Brixmor Property Group, Inc. REIT	2,459	68,508
BXP, Inc. REIT	1,492	120,046
Camden Property Trust REIT	916	113,153
CBRE Group, Inc. Class A*	2,381	296,387
CoStar Group, Inc.*	3,274	246,991
Cousins Properties, Inc. REIT	1,298	38,265
Crown Castle, Inc. REIT	3,114	369,414
CubeSmart REIT	1,816	97,755
Digital Realty Trust, Inc. REIT	2,586	418,492
	Shares	Value
EastGroup Properties, Inc. REIT	275	$51,376
EPR Properties REIT	808	39,624
Equinix, Inc. REIT	678	601,813
Equity LifeStyle Properties, Inc. REIT	1,276	91,030
Equity Residential REIT	3,159	235,219
Essex Property Trust, Inc. REIT	472	139,438
Extra Space Storage, Inc. REIT	1,387	249,924
Federal Realty Investment Trust REIT	852	97,954
First Industrial Realty Trust, Inc. REIT	1,122	62,810
Healthcare Realty Trust, Inc. REIT	5,099	92,547
Healthpeak Properties, Inc. REIT	6,623	151,468
Highwoods Properties, Inc. REIT	625	20,944
Host Hotels & Resorts, Inc. REIT	5,729	100,830
Howard Hughes Holdings, Inc.Δ*	284	21,990
Invitation Homes, Inc. REIT	3,147	110,963
Iron Mountain, Inc. REITΔ	941	111,819
Jones Lang LaSalle, Inc.*	140	37,773
Kilroy Realty Corporation REITΔ	743	28,754
Kimco Realty Corporation REIT	6,072	140,992
Lamar Advertising Co. Class A REIT	345	46,092
Medical Properties Trust, Inc. REITΔ	6,269	36,674
Mid-America Apartment Communities, Inc. REIT	623	98,995
National Storage Affiliates Trust REIT	423	20,389
NNN REIT, Inc.	1,716	83,209
Omega Healthcare Investors, Inc. REIT	2,411	98,128
Park Hotels & Resorts, Inc. REIT	1,495	21,080
Prologis, Inc. REIT	6,711	847,465
Public Storage REIT	1,093	397,710
Rayonier, Inc. REIT	888	28,576
Realty Income Corporation REIT	6,670	423,011
Regency Centers Corporation REIT	1,854	133,914
Rexford Industrial Realty, Inc. REITΔ	1,998	100,519
SBA Communications Corporation REIT	743	178,840
Simon Property Group, Inc. REIT	2,062	348,519
STAG Industrial, Inc. REIT	1,498	58,557
Sun Communities, Inc. REIT	891	120,419
UDR, Inc. REIT	3,059	138,695
Ventas, Inc. REIT	2,763	177,191
Vornado Realty Trust REITΔ	1,242	48,935
Welltower, Inc. REIT	4,383	561,155
Weyerhaeuser Co. REIT	6,055	205,022
WP Carey, Inc. REIT	2,217	138,119
Zillow Group, Inc. Class A*	83	5,140
Zillow Group, Inc. Class C*	1,218	77,769
		9,151,765
Utilities — 4.9%
AES Corporation (The)	4,331	86,880
Alliant Energy Corporation	2,013	122,169
Ameren Corporation	1,379	120,607
American Electric Power Co., Inc.	4,183	429,176
American Water Works Co., Inc.	1,026	150,042
Atmos Energy CorporationΔ	1,011	140,236
Avangrid, Inc.	1,219	43,628

	Shares	Value
CenterPoint Energy, Inc.	4,585	$134,891
Clearway Energy, Inc. Class C	854	26,201
CMS Energy Corporation	1,858	131,231
Consolidated Edison, Inc.	3,067	319,367
Constellation Energy Corporation	1,909	496,378
Dominion Energy, Inc.	7,009	405,050
DTE Energy Co.	1,307	167,832
Duke Energy Corporation	6,854	790,266
Edison International	3,177	276,685
Entergy CorporationΔ	1,784	234,792
Essential Utilities, Inc.	1,884	72,666
Evergy, Inc.	2,455	152,235
Eversource Energy	2,957	201,224
Exelon Corporation	8,895	360,692
FirstEnergy Corporation	3,983	176,646
IDACORP, Inc.	241	24,845
National Fuel Gas Co.	495	30,002
NextEra Energy, Inc.	15,192	1,284,180
NiSource, Inc.	2,690	93,208
NRG Energy, Inc.	832	75,795
OGE Energy Corporation	1,619	66,411
PG&E Corporation	15,432	305,091
Pinnacle West Capital Corporation	951	84,249
PPL Corporation	5,529	182,899
Public Service Enterprise Group, Inc.	3,524	314,376
Sempra	5,270	440,730
Southern Co. (The)	9,280	836,870
UGI Corporation	1,214	30,374
WEC Energy Group, Inc.	1,766	169,854
Xcel Energy, Inc.	4,129	269,624
		9,247,402
Total Common Stocks (Cost $142,845,814)		171,466,567
FOREIGN COMMON STOCKS — 6.0%
Belgium — 0.0%
Liberty Global, Ltd. Class A*	1,292	27,274
Bermuda — 0.1%
RenaissanceRe Holdings, Ltd.	394	107,326
Brazil — 0.0%
XP, Inc. Class A	3,486	62,539
Canada — 0.1%
Brookfield Renewable Corporation Class AΔ	748	24,430
RB Global, Inc.Δ	1,323	106,488
		130,918
China — 0.0%
Amer Sports, Inc.*	97	1,547
Curacao — 0.2%
Schlumberger NV	9,428	395,505
Ireland — 4.3%
Accenture PLC Class A	4,635	1,638,380
	Shares	Value
Allegion PLC	804	$117,175
Aon PLC Class A	1,417	490,268
CRH PLC	4,889	453,406
Eaton Corporation PLC	2,802	928,695
Jazz Pharmaceuticals PLC*	1,934	215,467
Johnson Controls International PLC	5,220	405,124
Linde PLC	3,674	1,751,984
Medtronic PLC	10,559	950,627
nVent Electric PLC	1,046	73,492
Pentair PLC	1,088	106,395
Smurfit WestRock PLC	2,961	146,333
STERIS PLC	790	191,606
Trane Technologies PLC	1,043	405,445
Willis Towers Watson PLC	808	237,980
		8,112,377
Jersey — 0.2%
Amcor PLC	13,514	153,113
Aptiv PLC*	2,117	152,445
Clarivate PLC*	2,929	20,796
Janus Henderson Group PLC	927	35,291
		361,645
Netherlands — 0.2%
CNH Industrial NV	6,828	75,791
LyondellBasell Industries NV Class AΔ	1,622	155,550
QIAGEN NV*	2,376	108,274
		339,615
Switzerland — 0.6%
Bunge Global SA	1,227	118,577
Chubb, Ltd.	3,130	902,661
Garmin, Ltd.	1,161	204,371
		1,225,609
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.*	752	30,268
United Kingdom — 0.3%
Royalty Pharma PLC Class A	13,244	374,673
Sensata Technologies Holding PLC	1,040	37,294
TechnipFMC PLC	2,662	69,824
		481,791
Total Foreign Common Stocks (Cost $8,931,136)		11,276,414
MUTUAL FUNDS — 1.4%
iShares Russell 1000 Value ETF (Cost $2,711,309)	14,616	2,774,117
MONEY MARKET FUNDS — 2.0%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	561,495	561,495
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	2,222,063	2,222,063

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	1,000,447	$1,000,447
Total Money Market Funds (Cost $3,784,005)		3,784,005
TOTAL INVESTMENTS — 100.2% (Cost $158,272,264)		189,301,103
Liabilities in Excess of Other Assets — (0.2)%		(396,009)
NET ASSETS — 100.0%		$188,905,094
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2024	9	$2,616,412	$45,366
S&P 500® Micro E-Mini	12/2024	14	406,998	8,645
Total Futures Contracts outstanding at September 30, 2024			$3,023,410	$54,011
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 82.2%
Communication Services — 5.1%
Alphabet, Inc. Class C	53,251	$8,903,035
AT&T, Inc.	129,131	2,840,882
Comcast Corporation Class A	508,643	21,246,018
Electronic Arts, Inc.	64,833	9,299,646
Verizon Communications, Inc.	119,670	5,374,380
Walt Disney Co. (The)	83,550	8,036,674
		55,700,635
Consumer Discretionary — 5.0%
Aramark	199,816	7,738,874
Best Buy Co., Inc.	42,216	4,360,913
Dick's Sporting Goods, Inc.	33,059	6,899,413
General Motors Co.	196,194	8,797,339
Lennar Corporation Class A	71,915	13,482,624
Lithia Motors, Inc.	29,854	9,482,824
Tapestry, Inc.	85,606	4,021,770
		54,783,757
Consumer Staples — 5.1%
Coca-Cola Co. (The)	78,417	5,635,046
Conagra Brands, Inc.	167,152	5,435,783
General Mills, Inc.	91,355	6,746,567
Kenvue, Inc.Δ	236,781	5,476,744
Keurig Dr. Pepper, Inc.	211,497	7,926,908
Kimberly-Clark Corporation	34,405	4,895,143
Mondelez International, Inc. Class A	73,032	5,380,267
PepsiCo, Inc.	43,661	7,424,553
Target Corporation	41,279	6,433,745
		55,354,756
Energy — 5.2%
Baker Hughes Co.Δ	169,948	6,143,620
Exxon Mobil Corporation	266,167	31,200,096
Halliburton Co.	255,121	7,411,265
Hess Corporation	49,088	6,666,151
Phillips 66	41,758	5,489,089
		56,910,221
Financials — 19.3%
Allstate Corporation (The)	28,171	5,342,630
American Express Co.	21,352	5,790,662
American International Group, Inc.	158,305	11,592,675
Ameriprise Financial, Inc.	11,600	5,449,796
Apollo Global Management, Inc.	98,590	12,314,877
Bank of America Corporation	300,568	11,926,538
Bank of New York Mellon Corporation (The)	227,704	16,362,809
Berkshire Hathaway, Inc. Class B*	16,318	7,510,523
BlackRock, Inc.	8,343	7,921,762
Charles Schwab Corporation (The)	92,499	5,994,860
Fidelity National Information Services, Inc.	145,037	12,146,849
Fiserv, Inc.*	88,742	15,942,500
Intercontinental Exchange, Inc.	84,649	13,598,015
JPMorgan Chase & Co.	103,822	21,891,907
KKR & Co., Inc.	39,434	5,149,292
M&T Bank Corporation	27,731	4,939,446
	Shares	Value
Marsh & McLennan Cos., Inc.	16,533	$3,688,347
MetLife, Inc.	101,571	8,377,576
Morgan Stanley	85,717	8,935,140
Reinsurance Group of America, Inc.	26,304	5,730,852
Truist Financial Corporation	208,865	8,933,156
U.S. Bancorp	80,437	3,678,384
Wells Fargo & Co.	134,587	7,602,820
		210,821,416
Health Care — 9.8%
Amgen, Inc.	43,481	14,010,013
Avantor, Inc.Δ*	448,129	11,593,097
Becton, Dickinson and Co.	25,246	6,086,811
Centene Corporation*	25,028	1,884,108
Elevance Health, Inc.	32,519	16,909,880
GE HealthCare Technologies, Inc.	72,124	6,768,837
Henry Schein, Inc.*	86,259	6,288,281
McKesson Corporation	21,580	10,669,584
Quest Diagnostics, Inc.	19,159	2,974,435
UnitedHealth Group, Inc.	28,208	16,492,653
Zimmer Biomet Holdings, Inc.	123,460	13,327,507
		107,005,206
Industrials — 9.1%
AECOM	43,274	4,468,906
Amentum Holdings, Inc.*	53,212	1,716,087
GE Vernova, Inc.*	16,882	4,304,572
General Electric Co.	70,881	13,366,739
J.B. Hunt Transport Services, Inc.	58,650	10,107,155
Jacobs Solutions, Inc.	53,212	6,965,451
Norfolk Southern Corporation	41,987	10,433,770
RTX Corporation	36,920	4,473,227
Stanley Black & Decker, Inc.	43,885	4,833,055
Textron, Inc.	79,624	7,053,094
United Parcel Service, Inc. Class B	91,775	12,512,603
Vertiv Holdings Co. Class A	118,215	11,761,210
Xylem, Inc.	54,034	7,296,211
		99,292,080
Information Technology — 9.9%
Analog Devices, Inc.	38,674	8,901,594
Broadcom, Inc.	141,023	24,326,467
Cisco Systems, Inc.	122,194	6,503,165
Cognizant Technology Solutions Corporation Class A	109,619	8,460,394
F5, Inc.*	23,688	5,216,098
International Business Machines Corporation	79,413	17,556,626
NetApp, Inc.	65,222	8,055,569
Oracle Corporation	67,514	11,504,386
QUALCOMM, Inc.	72,214	12,279,991
Salesforce, Inc.	18,041	4,938,002
		107,742,292
Materials — 3.8%
Air Products and Chemicals, Inc.	49,916	14,861,990
Axalta Coating Systems, Ltd.*	228,793	8,280,019
DuPont de Nemours, Inc.	85,000	7,574,350
Freeport-McMoRan, Inc.	119,208	5,950,863

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Graphic Packaging Holding Co.	153,301	$4,536,177
		41,203,399
Real Estate — 3.9%
American Tower Corporation REIT	25,710	5,979,117
Jones Lang LaSalle, Inc.*	39,843	10,750,040
Mid-America Apartment Communities, Inc. REITΔ	59,701	9,486,489
Public Storage REIT	26,463	9,629,092
Simon Property Group, Inc. REIT	38,891	6,573,357
		42,418,095
Utilities — 6.0%
AES Corporation (The)	327,901	6,577,694
Atmos Energy CorporationΔ	83,677	11,606,837
Duke Energy Corporation	96,522	11,128,987
Entergy CorporationΔ	106,920	14,071,741
NiSource, Inc.	224,591	7,782,078
Pinnacle West Capital Corporation	85,321	7,558,587
Xcel Energy, Inc.	102,370	6,684,761
		65,410,685
Total Common Stocks (Cost $712,700,298)		896,642,542
FOREIGN COMMON STOCKS — 13.5%
Canada — 1.7%
Bank of Nova Scotia (The)Δ	122,838	6,693,443
Enbridge, Inc.Δ	292,600	11,882,486
		18,575,929
France — 0.3%
TotalEnergies SE ADRΔ	42,016	2,715,074
Germany — 0.4%
Siemens AG	22,168	4,484,763
Ireland — 7.1%
CRH PLC	162,611	15,080,544
Johnson Controls International PLC	215,614	16,733,802
Medtronic PLC	283,797	25,550,244
Seagate Technology Holdings PLC	32,435	3,552,606
TE Connectivity PLC	39,477	5,960,632
Willis Towers Watson PLC	33,902	9,985,156
		76,862,984
	Shares	Value
Jersey — 0.9%
Aptiv PLC*	140,276	$10,101,275
Singapore — 1.0%
Flex, Ltd.*	340,116	11,370,078
Switzerland — 1.0%
Novartis AG	36,938	4,253,129
Roche Holding AG	20,864	6,676,840
		10,929,969
United Kingdom — 1.1%
Reckitt Benckiser Group PLC	50,069	3,063,431
Unilever PLC ADRΔ	136,151	8,844,369
		11,907,800
Total Foreign Common Stocks (Cost $128,054,009)		146,947,872
MUTUAL FUNDS — 1.0%
iShares Russell 1000 Value ETFΔ (Cost $9,691,443)	57,141	10,845,362
MONEY MARKET FUNDS — 3.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	1,746,011	1,746,011
Northern Institutional U.S. Government Portfolio (Shares), 4.75%Ø	106,126	106,126
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	32,141,842	32,141,842
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	1,503,670	1,503,670
Total Money Market Funds (Cost $35,497,649)		35,497,649
TOTAL INVESTMENTS — 99.9% (Cost $885,943,399)		1,089,933,425
Other Assets in Excess of Liabilities — 0.1%		1,104,055
NET ASSETS — 100.0%		$1,091,037,480

Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2024	38	$11,047,075	$50,688

Forward Foreign Currency Contracts outstanding at September 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/24	U.S. Dollars	3,586,061	Euro	3,202,481	GSC	$9,229
12/20/24	U.S. Dollars	472,181	Euro	421,384	JPM	1,540
12/20/24	U.S. Dollars	241,025	British Pounds	179,766	MLIB	734
Subtotal Appreciation						$11,503
12/20/24	U.S. Dollars	735,273	Euro	658,446	CITI	$(141)
12/20/24	U.S. Dollars	735,217	Euro	658,446	JPM	(197)
12/20/24	U.S. Dollars	734,747	Euro	658,446	GSC	(668)
12/20/24	U.S. Dollars	734,608	Euro	658,446	UBS	(806)
12/20/24	U.S. Dollars	5,681,231	British Pounds	4,262,308	GSC	(16,147)
12/20/24	U.S. Dollars	5,679,526	British Pounds	4,262,308	MLIB	(17,852)
12/20/24	U.S. Dollars	5,322,036	Swiss Francs	4,482,325	UBS	(22,953)
12/20/24	U.S. Dollars	5,320,077	Swiss Francs	4,482,325	MSCS	(24,911)
Subtotal Depreciation						$(83,675)
Total Forward Foreign Currency Contracts outstanding at September 30, 2024						$(72,172)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.9%
Communication Services — 12.2%
Alphabet, Inc. Class A	53,571	$8,884,750
Alphabet, Inc. Class C	47,190	7,889,696
Iridium Communications, Inc.	587	17,874
Liberty Broadband Corporation*	137	10,589
Liberty Media Corporation-Liberty Formula One Class C*	782	60,550
Live Nation Entertainment, Inc.*	1,385	151,644
Madison Square Garden Sports Corporation*	119	24,783
Meta Platforms, Inc. Class A	20,406	11,681,211
Netflix, Inc.*	3,989	2,829,278
Nexstar Media Group, Inc. Class A	97	16,039
Pinterest, Inc. Class A*	5,349	173,147
ROBLOX Corporation Class A*	4,855	214,882
Spotify Technology SA*	1,375	506,729
TKO Group Holdings, Inc.*	180	22,268
Trade Desk, Inc. (The) Class A*	4,205	461,078
		32,944,518
Consumer Discretionary — 13.5%
Airbnb, Inc. Class A*	4,120	522,457
Amazon.com, Inc.*	86,576	16,131,706
AutoZone, Inc.*	149	469,356
Booking Holdings, Inc.	307	1,293,121
Burlington Stores, Inc.*	493	129,896
Carvana Co.*	302	52,581
Cava Group, Inc.*	650	80,503
Chipotle Mexican Grill, Inc.*	12,828	739,149
Choice Hotels International, Inc.Δ	278	36,223
Coupang, Inc.*	10,499	257,750
Crocs, Inc.*	16	2,317
Darden Restaurants, Inc.	861	141,316
Deckers Outdoor Corporation*	1,380	220,041
Domino’s Pizza, Inc.	121	52,047
DoorDash, Inc. Class A*	2,678	382,231
Duolingo, Inc.*	335	94,477
Dutch Bros., Inc. Class A*	541	17,328
Etsy, Inc.*	556	30,875
Expedia Group, Inc.*	1,092	161,638
Five Below, Inc.*	413	36,489
Floor & Decor Holdings, Inc. Class AΔ*	171	21,233
Grand Canyon Education, Inc.*	7	993
H&R Block, Inc.	520	33,046
Hasbro, Inc.	1,164	84,181
Hilton Worldwide Holdings, Inc.	1,327	305,874
Home Depot, Inc. (The)	7,496	3,037,379
Lululemon Athletica, Inc.*	1,121	304,183
McDonald’s Corporation	659	200,672
Murphy U.S.A., Inc.	172	84,774
NIKE, Inc. Class B	6,867	607,043
Norwegian Cruise Line Holdings, Ltd.*	3,782	77,569
O’Reilly Automotive, Inc.*	533	613,803
Planet Fitness, Inc. Class A*	450	36,549
Pool Corporation	333	125,474
Ross Stores, Inc.	724	108,969
	Shares	Value
Royal Caribbean Cruises, Ltd.	751	$133,197
Starbucks Corporation	8,330	812,092
Tempur Sealy International, Inc.	1,224	66,830
Tesla, Inc.*	25,836	6,759,473
Texas Roadhouse, Inc.	622	109,845
TJX Cos., Inc. (The)	6,563	771,415
Tractor Supply Co.	1,036	301,404
Ulta Beauty, Inc.*	403	156,815
Vail Resorts, Inc.	339	59,084
Valvoline, Inc.*	956	40,009
Wendy's Co. (The)	2,797	49,003
Williams-Sonoma, Inc.Δ	608	94,191
Wingstop, Inc.	281	116,919
Wyndham Hotels & Resorts, Inc.	239	18,675
Yum! Brands, Inc.	1,400	195,594
		36,177,789
Consumer Staples — 3.7%
Casey’s General Stores, Inc.	125	46,964
Celsius Holdings, Inc.*	1,666	52,246
Clorox Co. (The)	1,327	216,181
Coca-Cola Co. (The)	22,232	1,597,591
Colgate-Palmolive Co.	4,865	505,036
Costco Wholesale Corporation	4,175	3,701,221
elf Beauty, Inc.*	492	53,643
Estee Lauder Cos., Inc. (The) Class A	887	88,425
Freshpet, Inc.*	172	23,524
Hershey Co. (The)Δ	473	90,712
Kimberly-Clark Corporation	1,707	242,872
Lamb Weston Holdings, Inc.	627	40,592
Monster Beverage Corporation*	6,063	316,307
PepsiCo, Inc.	10,637	1,808,822
Procter & Gamble Co. (The)	5,575	965,590
Sysco Corporation	3,582	279,611
		10,029,337
Energy — 0.4%
Antero Midstream Corporation	1,835	27,617
Cheniere Energy, Inc.	1,181	212,391
Civitas Resources, Inc.	316	16,012
EQT Corporation	768	28,139
Hess Corporation	1,889	256,526
New Fortress Energy, Inc.Δ	351	3,191
Permian Resources Corporation	1,393	18,959
Targa Resources Corporation	2,037	301,496
Texas Pacific Land CorporationΔ	177	156,599
Viper Energy, Inc.	593	26,750
		1,047,680
Financials — 6.1%
Allstate Corporation (The)	584	110,756
American Express Co.	1,991	539,959
Ameriprise Financial, Inc.	889	417,661
Apollo Global Management, Inc.	3,701	462,292
Ares Management Corporation Class A	1,886	293,914
Arthur J. Gallagher & Co.	335	94,259
Blackstone, Inc.	6,809	1,042,662
Block, Inc.*	2,204	147,955

	Shares	Value
Blue Owl Capital, Inc.	3,752	$72,639
Brown & Brown, Inc.	1,157	119,865
Charles Schwab Corporation (The)	1,606	104,085
Coinbase Global, Inc. Class A*	1,462	260,485
Corpay, Inc.*	617	192,973
Equitable Holdings, Inc.	2,652	111,464
Everest Group, Ltd.	137	53,681
FactSet Research Systems, Inc.	158	72,656
Fiserv, Inc.*	1,916	344,209
Goldman Sachs Group, Inc. (The)	886	438,667
Houlihan Lokey, Inc.	168	26,547
Kinsale Capital Group, Inc.	216	100,563
KKR & Co., Inc.	1,920	250,714
Lazard, Inc.Δ	903	45,493
LPL Financial Holdings, Inc.	782	181,917
Markel Corporation*	38	59,606
Marsh & McLennan Cos., Inc.	1,005	224,205
Mastercard, Inc. Class A	7,798	3,850,652
Moody’s Corporation	1,444	685,308
Morgan Stanley	932	97,152
Morningstar, Inc.	227	72,440
MSCI, Inc.	457	266,399
Progressive Corporation (The)	4,769	1,210,181
RLI Corporation	159	24,642
Ryan Specialty Holdings, Inc.	1,138	75,552
Shift4 Payments, Inc. Class AΔ*	588	52,097
Toast, Inc. Class AΔ*	3,827	108,342
Tradeweb Markets, Inc. Class A	579	71,605
Visa, Inc. Class AΔ	14,913	4,100,329
Western Union Co. (The)	1,817	21,677
		16,405,603
Health Care — 6.8%
10X Genomics, Inc. Class A*	604	13,638
Align Technology, Inc.*	464	118,004
Alnylam Pharmaceuticals, Inc.*	1,197	329,211
Amgen, Inc.	4,571	1,472,822
Apellis Pharmaceuticals, Inc.*	1,607	46,346
Bruker Corporation	1,303	89,985
Cardinal Health, Inc.	1,771	195,731
Cencora, Inc.	1,790	402,893
Chemed Corporation	82	49,280
Cigna Group (The)	407	141,001
DaVita, Inc.*	574	94,096
Dexcom, Inc.*	3,823	256,294
Edwards Lifesciences Corporation*	1,261	83,213
Elevance Health, Inc.	501	260,520
Eli Lilly and Co.	7,568	6,704,794
Exact Sciences CorporationΔ*	1,083	73,774
Exelixis, Inc.*	6,721	174,410
Fortrea Holdings, Inc.Δ*	979	19,580
GE HealthCare Technologies, Inc.	573	53,776
HCA Healthcare, Inc.	484	196,712
IDEXX Laboratories, Inc.*	773	390,535
Incyte Corporation*	2,096	138,546
Inspire Medical Systems, Inc.*	339	71,546
Insulet Corporation*	660	153,615
Intra-Cellular Therapies, Inc.*	1,696	124,096
	Shares	Value
Intuitive Surgical, Inc.*	3,345	$1,643,298
Ionis Pharmaceuticals, Inc.*	3,194	127,952
IQVIA Holdings, Inc.*	515	122,040
Masimo Corporation*	212	28,266
McKesson Corporation	654	323,351
Medpace Holdings, Inc.*	289	96,468
Molina Healthcare, Inc.*	465	160,220
Natera, Inc.*	1,405	178,365
Neurocrine Biosciences, Inc.*	1,762	203,018
Penumbra, Inc.*	390	75,781
Regeneron Pharmaceuticals, Inc.*	302	317,474
Repligen Corporation*	187	27,829
ResMed, Inc.Δ	414	101,066
Sarepta Therapeutics, Inc.*	1,184	147,870
Stryker Corporation	1,197	432,428
Ultragenyx Pharmaceutical, Inc.*	1,591	88,380
UnitedHealth Group, Inc.	686	401,091
Veeva Systems, Inc. Class A*	1,317	276,399
Vertex Pharmaceuticals, Inc.*	1,653	768,777
Viking Therapeutics, Inc.Δ*	1,117	70,717
Waters Corporation*	460	165,549
West Pharmaceutical Services, Inc.	504	151,281
Zoetis, Inc.	4,073	795,783
		18,357,821
Industrials — 4.4%
3M Co.	1,001	136,837
AAON, Inc.	535	57,694
Advanced Drainage Systems, Inc.	164	25,774
Automatic Data Processing, Inc.	3,773	1,044,102
Axon Enterprise, Inc.*	641	256,144
AZEK Co., Inc. (The)*	530	24,804
Boeing Co. (The)*	873	132,731
Booz Allen Hamilton Holding Corporation	1,384	225,260
Broadridge Financial Solutions, Inc.	948	203,848
BWX Technologies, Inc.	265	28,805
Carlisle Cos., Inc.	65	29,234
Caterpillar, Inc.	597	233,499
Cintas Corporation	3,173	653,257
Comfort Systems U.S.A., Inc.	325	126,864
Copart, Inc.*	7,938	415,951
Core & Main, Inc. Class A*	747	33,167
EMCOR Group, Inc.	206	88,689
Equifax, Inc.	174	51,132
Expeditors International of Washington, Inc.	320	42,048
Fastenal Co.	4,560	325,675
Ferguson Enterprises, Inc.	154	30,580
Generac Holdings, Inc.*	178	28,281
General Electric Co.	2,272	428,454
HEICO Corporation	472	123,419
HEICO Corporation Class A	746	152,005
Honeywell International, Inc.	1,109	229,241
Howmet Aerospace, Inc.	281	28,170
Illinois ToolWorks, Inc.	998	261,546
KBR, Inc.	382	24,880
Lennox International, Inc.	263	158,928

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Lincoln Electric Holdings, Inc.Δ	63	$12,097
Lockheed Martin Corporation	759	443,681
Lyft, Inc. Class A*	1,813	23,116
Old Dominion Freight Line, Inc.	1,900	377,416
Paychex, Inc.	1,369	183,706
Paycom Software, Inc.	357	59,465
Paylocity Holding Corporation*	443	73,082
Quanta Services, Inc.	468	139,534
Rockwell Automation, Inc.	149	40,001
Rollins, Inc.	2,821	142,686
Saia, Inc.*	134	58,593
TransDigm Group, Inc.	112	159,839
Trex Co., Inc.*	692	46,073
Uber Technologies, Inc.*	18,921	1,422,102
U-Haul Holding Co.	261	18,792
Union Pacific Corporation	2,846	701,482
United Rentals, Inc.	141	114,172
Veralto Corporation	1,044	116,782
Verisk Analytics, Inc.	1,388	371,928
Vertiv Holdings Co. Class A	3,480	346,225
W.W. Grainger, Inc.	353	366,700
Waste Management, Inc.	4,043	839,327
WillScot Holdings CorporationΔ*	504	18,950
XPO Logistics, Inc.Δ*	962	103,425
		11,780,193
Information Technology — 46.4%
Adobe, Inc.*	4,187	2,167,945
Advanced Micro Devices, Inc.*	9,919	1,627,509
Amphenol Corporation Class A	6,301	410,573
Appfolio, Inc. Class A*	193	45,432
Apple, Inc.	135,392	31,546,336
Applied Materials, Inc.	7,182	1,451,123
AppLovin Corporation Class A*	2,399	313,189
Arista Networks, Inc.*	2,417	927,693
Atlassian Corporation Class A*	1,444	229,322
Autodesk, Inc.*	2,045	563,357
Bentley Systems, Inc. Class B	1,259	63,970
Broadcom, Inc.	42,320	7,300,200
Cadence Design Systems, Inc.*	2,587	701,155
CDW Corporation	585	132,385
Cloudflare, Inc. Class A*	2,834	229,242
Confluent, Inc. Class A*	2,312	47,119
Crowdstrike Holdings, Inc. Class A*	2,147	602,169
Datadog, Inc. Class A*	2,931	337,241
Dell Technologies, Inc. Class C	334	39,592
DocuSign, Inc.*	1,770	109,899
DoubleVerify Holdings, Inc.*	374	6,298
Dropbox, Inc. Class A*	842	21,412
Dynatrace, Inc.*	2,798	149,609
Enphase Energy, Inc.*	1,108	125,226
Entegris, Inc.	1,265	142,350
Fair Isaac Corporation*	180	349,834
Five9, Inc.*	486	13,963
Fortinet, Inc.*	4,777	370,456
Gartner, Inc.*	701	355,239
Gitlab, Inc. Class A*	1,253	64,580
Globant SA*	258	51,120
	Shares	Value
GoDaddy, Inc. Class A*	1,082	$169,636
Guidewire Software, Inc.*	168	30,734
HashiCorp, Inc. Class A*	371	12,562
HP, Inc.	2,243	80,456
HubSpot, Inc.*	436	231,778
Intuit, Inc.	2,577	1,600,317
Jabil, Inc.	14	1,678
KLA Corporation	1,236	957,171
Lam Research Corporation	1,233	1,006,227
Lattice Semiconductor Corporation*	936	49,673
Manhattan Associates, Inc.*	580	163,200
Marvell Technology, Inc.	586	42,262
Microsoft Corporation	69,384	29,855,935
MicroStrategy, Inc. Class A*	140	23,604
MongoDB, Inc.*	660	178,431
Monolithic Power Systems, Inc.	420	388,290
Motorola Solutions, Inc.	852	383,085
NetApp, Inc.	870	107,454
Nutanix, Inc. Class A*	892	52,851
NVIDIA Corporation	217,739	26,442,224
Okta, Inc.*	503	37,393
Onto Innovation, Inc.*	100	20,756
Oracle Corporation	14,876	2,534,870
Palantir Technologies, Inc. Class A*	18,925	704,010
Palo Alto Networks, Inc.*	2,875	982,675
Pegasystems, Inc.	132	9,648
Procore Technologies, Inc.*	981	60,547
PTC, Inc.*	614	110,925
Pure Storage, Inc. Class A*	2,280	114,547
QUALCOMM, Inc.	9,786	1,664,109
RingCentral, Inc. Class A*	475	15,024
Salesforce, Inc.	7,501	2,053,099
ServiceNow, Inc.*	1,925	1,721,701
Smartsheet, Inc. Class A*	853	47,222
Snowflake, Inc. Class A*	2,879	330,682
Super Micro Computer, Inc.Δ*	438	182,383
Synopsys, Inc.*	1,430	724,138
Teradata Corporation*	688	20,874
Teradyne, Inc.	1,289	172,636
Texas Instruments, Inc.	1,089	224,955
Tyler Technologies, Inc.*	350	204,302
Ubiquiti, Inc.	16	3,548
UiPath, Inc. Class A*	2,306	29,517
Universal Display Corporation	150	31,485
VeriSign, Inc.*	34	6,459
Workday, Inc. Class A*	1,964	480,021
Zebra Technologies Corporation Class A*	28	10,369
Zscaler, Inc.Δ*	856	146,325
		124,917,326
Materials — 0.6%
Avery Dennison Corporation	344	75,941
Eagle Materials, Inc.	241	69,324
Ecolab, Inc.	1,900	485,127
Louisiana-Pacific Corporation	325	34,925
Martin Marietta Materials, Inc.	70	37,677
RPM International, Inc.	160	19,360

	Shares	Value
Sherwin-Williams Co. (The)	1,931	$737,005
Southern Copper Corporation	969	112,084
Vulcan Materials Co.	470	117,702
		1,689,145
Real Estate — 0.6%
American Tower Corporation REIT	4,326	1,006,055
Equinix, Inc. REIT	65	57,696
Iron Mountain, Inc. REITΔ	1,558	185,137
Jones Lang LaSalle, Inc.*	152	41,011
Lamar Advertising Co. Class A REIT	138	18,437
Public Storage REIT	388	141,182
Simon Property Group, Inc. REIT	867	146,540
		1,596,058
Utilities — 0.2%
Constellation Energy Corporation	510	132,610
NRG Energy, Inc.	947	86,272
Vistra Corporation	3,143	372,571
		591,453
Total Common Stocks (Cost $171,931,067)		255,536,923
FOREIGN COMMON STOCKS — 0.3%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	30,755	419,806
XP, Inc. Class A	1,230	22,066
		441,872
Ireland — 0.1%
Trane Technologies PLC	709	275,610
	Shares	Value
Weatherford International PLC	619	$52,565
		328,175
Netherlands — 0.0%
Elastic NV*	701	53,809
Total Foreign Common Stocks (Cost $639,897)		823,856
MUTUAL FUNDS — 2.2%
iShares Russell 1000 Growth ETFΔ (Cost $5,742,836)	15,935	5,981,680
MONEY MARKET FUNDS — 2.3%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	82,475	82,475
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	4,704,011	4,704,011
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	1,452,470	1,452,470
Total Money Market Funds (Cost $6,238,956)		6,238,956
TOTAL INVESTMENTS — 99.7% (Cost $184,552,756)		268,581,415
Other Assets in Excess of Liabilities — 0.3%		758,811
NET ASSETS — 100.0%		$269,340,226
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	12/2024	10	$4,052,250	$84,285
S&P 500® E-Mini	12/2024	6	1,744,275	15,300
S&P 500® Micro E-Mini	12/2024	21	610,496	12,968
Total Futures Contracts outstanding at September 30, 2024			$6,407,021	$112,553
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.7%
Communication Services — 12.8%
Alphabet, Inc. Class A	120,740	$20,024,729
Alphabet, Inc. Class C	172,363	28,817,370
Live Nation Entertainment, Inc.*	67,820	7,425,612
Meta Platforms, Inc. Class A	180,718	103,450,212
Netflix, Inc.*	54,427	38,603,438
ROBLOX Corporation Class A*	26,826	1,187,319
Spotify Technology SA*	19,958	7,355,122
Trade Desk, Inc. (The) Class A*	17,064	1,871,067
Walt Disney Co. (The)	111,507	10,725,858
		219,460,727
Consumer Discretionary — 13.5%
Airbnb, Inc. Class A*	1,620	205,432
Amazon.com, Inc.*	618,679	115,278,458
AutoZone, Inc.*	1,109	3,493,394
Booking Holdings, Inc.	569	2,396,696
Chipotle Mexican Grill, Inc.*	264,175	15,221,764
D.R. Horton, Inc.	43,813	8,358,206
DoorDash, Inc. Class A*	42,376	6,048,326
Floor & Decor Holdings, Inc. Class AΔ*	13,251	1,645,377
McDonald’s Corporation	14,954	4,553,643
MercadoLibre, Inc.*	2,243	4,602,546
NIKE, Inc. Class B	53,630	4,740,892
O’Reilly Automotive, Inc.*	9,418	10,845,769
Starbucks Corporation	104,139	10,152,511
Tesla, Inc.*	147,082	38,481,064
Yum China Holdings, Inc.	35,528	1,599,471
Yum! Brands, Inc.	30,364	4,242,154
		231,865,703
Consumer Staples — 2.4%
Celsius Holdings, Inc.*	35,176	1,103,119
Coca-Cola Co. (The)	92,631	6,656,464
Costco Wholesale Corporation	14,890	13,200,283
Monster Beverage CorporationΔ*	377,947	19,717,495
		40,677,361
Energy — 0.1%
Cheniere Energy, Inc.	3,904	702,096
ConocoPhillips	17,483	1,840,610
		2,542,706
Financials — 7.2%
Apollo Global Management, Inc.	75,406	9,418,964
Berkshire Hathaway, Inc. Class B*	10,761	4,952,858
Blackstone, Inc.Δ	24,980	3,825,187
Block, Inc.*	97,849	6,568,603
Carlyle Group, Inc. (The)	242,699	10,450,619
FactSet Research Systems, Inc.	11,560	5,315,866
Goldman Sachs Group, Inc. (The)	9,269	4,589,175
Intercontinental Exchange, Inc.	11,072	1,778,606
KKR & Co., Inc.	42,441	5,541,946
Mastercard, Inc. Class A	79,838	39,424,004
PayPal Holdings, Inc.*	69,897	5,454,063
SEI Investments Co.	65,854	4,556,438
	Shares	Value
Visa, Inc. Class AΔ	79,800	$21,941,010
		123,817,339
Health Care — 8.6%
Abbott Laboratories	23,241	2,649,706
Agilent Technologies, Inc.	71,016	10,544,456
Dexcom, Inc.*	29,871	2,002,552
Edwards Lifesciences Corporation*	37,730	2,489,803
Eli Lilly and Co.	27,785	24,615,843
Illumina, Inc.*	32,602	4,251,627
Intuitive Surgical, Inc.*	58,337	28,659,218
McKesson Corporation	6,993	3,457,479
Regeneron Pharmaceuticals, Inc.*	16,707	17,563,067
Thermo Fisher Scientific, Inc.	11,732	7,257,063
Ultragenyx Pharmaceutical, Inc.*	35,269	1,959,193
UnitedHealth Group, Inc.	25,772	15,068,373
Veeva Systems, Inc. Class A*	28,190	5,916,235
Vertex Pharmaceuticals, Inc.*	23,275	10,824,737
Zoetis, Inc.	53,707	10,493,273
		147,752,625
Industrials — 5.1%
3M Co.	33,579	4,590,249
Boeing Co. (The)*	109,935	16,714,517
Copart, Inc.*	199,365	10,446,726
Deere & Co.	5,411	2,258,173
Expeditors International of Washington, Inc.	43,874	5,765,044
Quanta Services, Inc.	12,756	3,803,201
TransDigm Group, Inc.	4,839	6,905,882
TransUnion	86,096	9,014,251
Uber Technologies, Inc.*	288,334	21,671,184
Vertiv Holdings Co. Class A	26,024	2,589,128
W.W. Grainger, Inc.	2,941	3,055,140
		86,813,495
Information Technology — 41.2%
Adobe, Inc.*	865	447,880
Advanced Micro Devices, Inc.*	98,750	16,202,900
Amphenol Corporation Class A	51,244	3,339,059
Apple, Inc.	689,005	160,538,165
Arista Networks, Inc.*	12,814	4,918,269
Atlassian Corporation Class A*	14,376	2,283,052
Autodesk, Inc.*	44,247	12,189,164
Broadcom, Inc.	67,353	11,618,392
Cloudflare, Inc. Class A*	10,517	850,720
Datadog, Inc. Class A*	27,243	3,134,580
Entegris, Inc.	19,169	2,157,088
Fair Isaac Corporation*	1,651	3,208,752
HubSpot, Inc.*	3,922	2,084,935
International Business Machines Corporation	16,109	3,561,378
Intuit, Inc.	27,173	16,874,433
Lam Research Corporation	19,536	15,942,939
Microsoft Corporation	356,840	153,548,252
MongoDB, Inc.*	2,327	629,104
NVIDIA Corporation	1,332,944	161,872,719

	Shares	Value
Okta, Inc.*	24,560	$1,825,790
Oracle Corporation	192,766	32,847,326
Palo Alto Networks, Inc.*	37,400	12,783,320
QUALCOMM, Inc.	42,472	7,222,364
Salesforce, Inc.	96,775	26,488,285
Samsara, Inc. Class A*	47,634	2,292,148
ServiceNow, Inc.*	33,168	29,665,128
Snowflake, Inc. Class A*	8,830	1,014,214
Synopsys, Inc.*	5,267	2,667,156
Texas Instruments, Inc.	50,971	10,529,079
Workday, Inc. Class A*	15,416	3,767,825
		706,504,416
Materials — 0.6%
Freeport-McMoRan, Inc.	18,806	938,795
Martin Marietta Materials, Inc.	18,199	9,795,612
		10,734,407
Real Estate — 0.2%
CoStar Group, Inc.Δ*	46,898	3,537,985
Total Common Stocks (Cost $1,023,103,708)		1,573,706,764
FOREIGN COMMON STOCKS — 4.2%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	212,610	2,902,127
Canada — 0.8%
Shopify, Inc. Class AΔ*	167,772	13,445,248
China — 0.2%
Alibaba Group Holding, Ltd. ADRΔ	36,340	3,856,401
Ireland — 1.8%
Accenture PLC Class A	32,135	11,359,080
Eaton Corporation PLC	14,709	4,875,151
Linde PLC	21,063	10,044,102
Trane Technologies PLC	13,486	5,242,413
		31,520,746
	Shares	Value
Netherlands — 0.2%
ASML Holding NV (NASDAQ Exchange)	4,556	$3,796,287
Singapore — 0.2%
Sea, Ltd. ADR*	31,862	3,003,949
Switzerland — 0.5%
Novartis AG ADRΔ	43,877	5,046,733
Roche Holding AG ADRΔ	99,813	3,987,529
		9,034,262
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,220	4,379,957
Total Foreign Common Stocks (Cost $56,981,225)		71,938,977
MONEY MARKET FUNDS — 4.3%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	4,084,984	4,084,984
Northern Institutional U.S. Government Portfolio (Shares), 4.75%Ø	270,641	270,641
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	56,590,710	56,590,710
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	12,968,758	12,968,758
Total Money Market Funds (Cost $73,915,093)		73,915,093
TOTAL INVESTMENTS — 100.2% (Cost $1,154,000,026)		1,719,560,834
Liabilities in Excess of Other Assets — (0.2)%		(2,744,321)
NET ASSETS — 100.0%		$1,716,816,513
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	12/2024	64	$25,934,400	$200,028
S&P 500® E-Mini	12/2024	28	8,139,950	58,401
Total Futures Contracts outstanding at September 30, 2024			$34,074,350	$258,429
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 88.7%
Communication Services — 1.8%
ATN International, Inc.	25,626	$828,745
Bandwidth, Inc. Class A*	21,574	377,761
Cable One, Inc.Δ	4,294	1,501,998
Entravision Communications Corporation Class AΔ	209,552	433,773
Eventbrite, Inc. Class A*	44,753	122,176
fuboTV, Inc.*	70,605	100,259
IAC, Inc.*	56,020	3,014,996
Integral Ad Science Holding CorporationΔ*	360,000	3,891,600
Madison Square Garden Entertainment Corporation*	11,084	471,403
MediaAlpha, Inc. Class A*	122,037	2,210,090
Outbrain, Inc.Δ*	3,625	17,618
Playstudios, Inc.*	10,069	15,204
Playtika Holding Corporation	32,969	261,114
Scholastic Corporation	7,335	234,793
Stagwell, Inc.Δ*	56,012	393,204
Townsquare Media, Inc. Class A	11,438	116,210
TripAdvisor, Inc.*	5,244	75,986
TrueCar, Inc.*	11,502	39,682
Vimeo, Inc.*	95,024	479,871
Yelp, Inc.*	32,342	1,134,557
		15,721,040
Consumer Discretionary — 8.6%
1-800-Flowers.com, Inc. Class AΔ*	7,351	58,293
1stdibs.com, Inc.*	2,758	12,163
A-Mark Precious Metals, Inc.Δ	24,923	1,100,600
American Axle & Manufacturing Holdings, Inc.*	65,323	403,696
American Outdoor Brands, Inc.*	1,431	13,194
American Public Education, Inc.*	5,557	81,966
Bloomin' Brands, Inc.Δ	72,956	1,205,963
Boot Barn Holdings, Inc.*	18,120	3,031,114
Bright Horizons Family Solutions, Inc.*	9,770	1,369,070
Brinker International, Inc.*	43,703	3,344,591
Brunswick Corporation	23,574	1,975,973
Capri Holdings, Ltd.*	18,754	795,920
Cavco Industries, Inc.*	948	405,971
Champion Homes, Inc.*	15,839	1,502,329
Chegg, Inc.*	42,013	74,363
Chuy's Holdings, Inc.Δ*	12,105	452,727
Clarus Corporation	8,600	38,700
Cooper-Standard Holdings, Inc.Δ*	4,802	66,604
Dana, Inc.	113,618	1,199,806
Dave & Buster's Entertainment, Inc.Δ*	70,373	2,396,201
Designer Brands, Inc. Class AΔ	20,283	149,689
Flexsteel Industries, Inc.Δ	1,176	52,085
Foot Locker, Inc.	38,124	985,124
Funko, Inc. Class AΔ*	14,411	176,102
Genesco, Inc.*	14,860	403,746
Goodyear Tire & Rubber Co. (The)*	110,009	973,580
GoPro, Inc. Class A*	123,566	168,050
Green Brick Partners, Inc.*	3,570	298,166
	Shares	Value
Haverty Furniture Cos., Inc.	15,238	$418,588
Helen of Troy, Ltd.*	13,991	865,343
Hooker Furnishings Corporation	2,651	47,930
iRobot CorporationΔ*	46,789	406,596
Jack in the Box, Inc.Δ	15,669	729,235
Johnson Outdoors, Inc. Class AΔ	1,604	58,065
KB HomeΔ	56,113	4,808,323
Kontoor Brands, Inc.	34,550	2,825,499
Lands' End, Inc.Δ*	12,585	217,343
Landsea Homes Corporation*	20,550	253,792
La-Z-Boy, Inc.	30,485	1,308,721
Lifetime Brands, Inc.	2,100	13,734
Lindblad Expeditions Holdings, Inc.*	7,600	70,300
M/I Homes, Inc.*	1,960	335,866
Malibu Boats, Inc. Class A*	24,629	955,851
MarineMax, Inc.*	41,202	1,453,195
MasterCraft Boat Holdings, Inc.Δ*	4,000	72,840
Meritage Homes Corporation	5,428	1,113,120
Modine Manufacturing Co.*	14,521	1,928,244
Movado Group, Inc.Δ	900	16,740
OneWater Marine, Inc. Class AΔ*	34,820	832,546
Penske Automotive Group, Inc.	4,465	725,205
Phinia, Inc.Δ	18,721	861,728
Sleep Number Corporation*	19,600	359,072
Solo Brands, Inc. Class AΔ*	108,324	152,737
Sonic Automotive, Inc. Class A	33,589	1,964,285
Sonos, Inc.*	30,322	372,657
Steven Madden, Ltd.	91,546	4,484,839
Stitch Fix, Inc. Class A*	97,500	274,950
Stoneridge, Inc.*	12,675	141,833
Superior Group of Cos., Inc.	7,450	115,400
Tapestry, Inc.	50,664	2,380,195
Taylor Morrison Home Corporation Class A*	86,153	6,053,110
ThredUp, Inc. Class AΔ*	26,089	21,967
Tilly's, Inc. Class A*	11,461	58,451
Topgolf Callaway Brands CorporationΔ*	66,432	729,423
Traeger, Inc.Δ*	11,898	43,785
Tri Pointe Homes, Inc.*	43,069	1,951,456
Unifi, Inc.*	3,528	25,895
Universal Electronics, Inc.*	3,617	33,385
Urban Outfitters, Inc.*	46,084	1,765,478
Valvoline, Inc.*	3,291	137,728
Visteon Corporation*	10,447	994,972
Warby Parker, Inc. Class A*	219,995	3,592,518
Winmark Corporation	350	134,025
Worthington Enterprises, Inc.Δ	25,262	1,047,110
Wyndham Hotels & Resorts, Inc.	38,140	2,980,260
YETI Holdings, Inc.*	23,300	955,999
Zumiez, Inc.*	25,160	535,908
		74,362,028
Consumer Staples — 2.3%
Andersons, Inc. (The)	16,515	828,062
BJ's Wholesale Club Holdings, Inc.Δ*	71,421	5,890,804
Edgewell Personal Care Co.	64,884	2,357,885
Fresh Del Monte Produce, Inc.	2,960	87,438

	Shares	Value
Freshpet, Inc.Δ*	26,770	$3,661,333
J&J Snack Foods Corporation	18,850	3,244,462
Maplebear, Inc.*	2,139	87,143
Medifast, Inc.Δ*	18,443	352,999
Nature's Sunshine Products, Inc.*	5,942	80,930
SpartanNash Co.	19,211	430,519
Spectrum Brands Holdings, Inc.	25,723	2,447,286
United Natural Foods, Inc.*	32,728	550,485
		20,019,346
Energy — 5.0%
Berry CorporationΔ	16,531	84,969
Cactus, Inc. Class AΔ	78,328	4,673,832
ChampionX Corporation	109,996	3,316,379
Chord Energy Corporation	14,554	1,895,367
CONSOL Energy, Inc.	7,502	785,084
Crescent Energy Co. Class A	164,766	1,804,188
Delek U.S. Holdings, Inc.Δ	31,148	584,025
DHT Holdings, Inc.Δ	22,791	251,385
Excelerate Energy, Inc. Class AΔ	14,390	316,724
Granite Ridge Resources, Inc.Δ	24,097	143,136
Gulfport Energy Corporation*	3,312	501,271
Helix Energy Solutions Group, Inc.*	22,876	253,924
International Seaways, Inc.	20,786	1,071,726
Kodiak Gas Services, Inc.	23,501	681,529
Liberty Energy, Inc.	49,653	947,876
Magnolia Oil & Gas Corporation Class AΔ	317,235	7,746,879
Matador Resources Co.	75,260	3,719,349
Newpark Resources, Inc.*	16,078	111,421
Northern Oil & Gas, Inc.Δ	77,906	2,758,652
Oil States International, Inc.Δ*	47,098	216,651
Patterson-UTI Energy, Inc.	331,331	2,534,682
PBF Energy, Inc. Class AΔ	17,057	527,914
Permian Resources Corporation	339,985	4,627,196
SM Energy Co.	67,334	2,691,340
World Fuel Services CorporationΔ	42,007	1,298,436
		43,543,935
Financials — 18.9%
Amalgamated Financial CorporationΔ	6,528	204,783
Amerant Bancorp, Inc.Δ	7,335	156,749
Ameris Bancorp	23,025	1,436,530
Angel Oak Mortgage REIT, Inc.	4,005	41,772
Associated Banc-CorpΔ	76,879	1,655,974
AvidXchange Holdings, Inc.*	265,050	2,149,556
Axis Capital Holdings, Ltd.Δ	44,930	3,576,877
Axos Financial, Inc.*	10,793	678,664
Baldwin Insurance Group, Inc. (The)Δ*	76,364	3,802,927
Banc of California, Inc.	56,698	835,162
BankUnited, Inc.	61,580	2,243,975
BCB Bancorp, Inc.	2,368	29,221
Berkshire Hills Bancorp, Inc.	29,036	781,940
Bowhead Specialty Holdings, Inc.Δ*	9,714	272,089
Bread Financial Holdings, Inc.	32,493	1,546,017
Byline Bancorp, Inc.Δ	14,481	387,656
Capital City Bank Group, Inc.	2,633	92,919
	Shares	Value
Central Pacific Financial CorporationΔ	10,516	$310,327
City Holding Co.	15,572	1,827,997
Civista Bancshares, Inc.Δ	2,711	48,310
CNO Financial Group, Inc.	106,814	3,749,171
Columbia Banking System, Inc.	101,067	2,638,859
Comerica, Inc.Δ	2,187	131,023
Community Trust Bancorp, Inc.Δ	4,027	199,981
Compass Diversified Holdings	114,341	2,530,366
Corebridge Financial, Inc.Δ	9,276	270,488
Cullen/Frost Bankers, Inc.	2,499	279,538
Customers Bancorp, Inc.Δ*	30,272	1,406,134
CVB Financial Corporation	112,077	1,997,212
Donegal Group, Inc. Class AΔ	3,593	52,961
eHealth, Inc.*	14,116	57,593
Employers Holdings, Inc.	14,096	676,185
Enact Holdings, Inc.	19,252	699,425
Enterprise Financial Services Corporation	32,055	1,643,139
Equity Bancshares, Inc. Class A	1,296	52,981
Essent Group, Ltd.	48,959	3,147,574
Euronet Worldwide, Inc.*	22,688	2,251,330
EVERTEC, Inc.	92,692	3,141,332
FB Financial Corporation	13,347	626,375
Financial Institutions, Inc.	5,744	146,300
First BanCorpΔ	35,077	1,458,852
First BanCorp (New York Exchange)	144,281	3,054,429
First Financial Bancorp	64,337	1,623,223
First Financial CorporationΔ	5,375	235,694
First Foundation, Inc.Δ	38,296	238,967
First Internet Bancorp	3,647	124,946
First Interstate BancSystem, Inc. Class A	112,704	3,457,759
First Merchants Corporation	18,803	699,472
First Savings Financial Group, Inc.Δ	999	23,786
Five Star BancorpΔ	248	7,373
Flushing Financial CorporationΔ	11,735	171,096
FNB Corporation	244,625	3,451,659
FS Bancorp, Inc.	1,863	82,885
Genworth Financial, Inc.*	179,119	1,226,965
Granite Point Mortgage Trust, Inc. REIT	11,724	37,165
Great Southern Bancorp, Inc.Δ	1,599	91,639
Green Dot Corporation Class A*	48,072	562,923
Guaranty Bancshares, Inc.Δ	800	27,504
Hamilton Lane, Inc. Class A	47,673	8,027,656
Hanmi Financial Corporation	17,003	316,256
Hanover Insurance Group, Inc. (The)	3,101	459,289
HarborOne Bancorp, Inc.	20,356	264,221
HBT Financial, Inc.	4,604	100,736
Hilltop Holdings, Inc.	30,340	975,734
Hippo Holdings, Inc.Δ*	5,363	90,527
Home BancShares, Inc.	101,532	2,750,502
HomeTrust Bancshares, Inc.Δ	4,818	164,197
Horace Mann Educators Corporation	7,579	264,886
I3 Verticals, Inc. Class AΔ*	68,910	1,468,472
Independent Bank CorporationΔ	29,495	1,744,039

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Independent Bank Corporation (NASDAQ Exchange)Δ	6,368	$212,373
Independent Bank Group, Inc.	33,442	1,928,266
Investar Holding CorporationΔ	1,661	32,223
Jackson Financial, Inc. Class A	28,997	2,645,396
James River Group Holdings, Ltd.	32,551	204,095
Kearny Financial Corporation	40,587	278,833
LendingTree, Inc.*	7,583	440,042
Live Oak Bancshares, Inc.	12,136	574,882
Merchants Bancorp	10,763	483,905
Mercury General Corporation	12,968	816,725
Metropolitan Bank Holding Corporation*	8,361	439,621
Midland States Bancorp, Inc.	7,569	169,394
MVB Financial Corporation	96,180	1,862,045
Navient CorporationΔ	50,549	788,059
NMI Holdings, Inc.*	62,296	2,565,972
Northfield Bancorp, Inc.	35,627	413,273
Northrim BanCorp, Inc.Δ	2,154	153,408
OceanFirst Financial Corporation	11,854	220,366
OFG Bancorp	24,381	1,095,195
Old National Bancorp	382,256	7,132,897
Onity Group, Inc.*	2,128	67,968
Oportun Financial Corporation*	8,050	22,621
Origin Bancorp, Inc.Δ	1,620	52,099
Pacific Premier Bancorp, Inc.	140,882	3,544,591
Peapack-Gladstone Financial CorporationΔ	2,712	74,336
Perella Weinberg Partners	30,474	588,453
PJT Partners, Inc. Class AΔ	26,912	3,588,446
Popular, Inc.	17,952	1,800,047
Preferred Bank	2,070	166,118
Primis Financial Corporation	5,684	69,231
ProAssurance Corporation*	29,497	443,635
PROG Holdings, Inc.	25,085	1,216,372
Provident Financial Services, Inc.Δ	21,214	393,732
QCR Holdings, Inc.Δ	5,873	434,778
RBB BancorpΔ	4,966	114,317
Regional Management Corporation	3,540	115,793
Reinsurance Group of America, Inc.	4,901	1,067,781
Renasant Corporation	28,937	940,453
Repay Holdings CorporationΔ*	81,412	664,322
Robinhood Markets, Inc. Class A*	25,088	587,561
Safety Insurance Group, Inc.Δ	69,732	5,702,683
Selective Insurance Group, Inc.	34,536	3,222,209
Selectquote, Inc.*	21,600	46,872
Sierra Bancorp	2,630	75,954
Skyward Specialty Insurance Group, Inc.*	17,813	725,524
SmartFinancial, Inc.	31	903
South Plains Financial, Inc.Δ	3,850	130,592
Southern First Bancshares, Inc.*	2,442	83,223
SouthState Corporation	63,270	6,148,579
Stewart Information Services Corporation	5,034	376,241
StoneX Group, Inc.*	13,429	1,099,567
Texas Capital Bancshares, Inc.*	28,907	2,065,694
Third Coast Bancshares, Inc.*	2,248	60,179
Tompkins Financial Corporation	1,675	96,798
	Shares	Value
Towne BankΔ	15,886	$525,191
UMB Financial CorporationΔ	35,315	3,711,960
United Community Banks, Inc.	70,806	2,059,039
United Fire Group, Inc.	6,607	138,285
Universal Insurance Holdings, Inc.	17,582	389,617
Valley National Bancorp	226,586	2,052,869
Veritex Holdings, Inc.	20,391	536,691
Victory Capital Holdings, Inc. Class A	111,900	6,199,260
Webster Financial Corporation	63,430	2,956,472
WesBanco, Inc.	51,058	1,520,507
WEX, Inc.Δ*	6,670	1,398,899
WSFS Financial Corporation	46,584	2,375,318
		163,089,014
Health Care — 11.9%
ACELYRIN, Inc.*	87,050	429,157
Adaptive Biotechnologies CorporationΔ*	28,068	143,708
Addus HomeCare Corporation*	37,765	5,023,878
Agios Pharmaceuticals, Inc.*	51,838	2,303,162
Aldeyra Therapeutics, Inc.*	2,500	13,475
Amicus Therapeutics, Inc.Δ*	185,793	1,984,269
AMN Healthcare Services, Inc.Δ*	6,904	292,661
AngioDynamics, Inc.*	40,606	315,915
Arcturus Therapeutics Holdings, Inc.Δ*	3,625	84,136
Ardelyx, Inc.Δ*	279,403	1,925,087
Artivion, Inc.Δ*	87,915	2,340,297
Atea Pharmaceuticals, Inc.*	31,540	105,659
AtriCure, Inc.*	74,038	2,076,026
Axsome Therapeutics, Inc.Δ*	21,661	1,946,674
Azenta, Inc.Δ*	26,928	1,304,392
Biote Corporation Class A*	11,651	65,013
Blueprint Medicines Corporation*	34,247	3,167,847
CareDx, Inc.*	33,390	1,042,603
Castle Biosciences, Inc.*	19,971	569,573
Certara, Inc.Δ*	127,290	1,490,566
CG oncology, Inc.Δ*	57,010	2,150,987
Codexis, Inc.*	23,602	72,694
Coherus Biosciences, Inc.Δ*	20,959	21,797
CONMED CorporationΔ	27,993	2,013,257
Cross Country Healthcare, Inc.Δ*	39,874	535,907
Cytek Biosciences, Inc.Δ*	42,397	234,879
Day One Biopharmaceuticals, Inc.*	243,340	3,389,726
Design Therapeutics, Inc.*	5,069	27,271
Editas Medicine, Inc.*	26,158	89,199
Embecta Corporation	78,113	1,101,393
Enanta Pharmaceuticals, Inc.*	5,924	61,373
Enovis CorporationΔ*	49,247	2,120,083
Entrada Therapeutics, Inc.Δ*	10,217	163,268
Envista Holdings Corporation*	81,767	1,615,716
Fate Therapeutics, Inc.*	86,205	301,717
Fortrea Holdings, Inc.Δ*	2,000	40,000
Generation Bio Co.*	5,200	12,844
Halozyme Therapeutics, Inc.Δ*	63,341	3,625,639
Health Catalyst, Inc.*	7,145	58,160
HealthEquity, Inc.*	28,240	2,311,444
HealthStream, Inc.	3,767	108,640

	Shares	Value
Inogen, Inc.Δ*	23,212	$225,156
Insmed, Inc.*	123,920	9,046,160
Intra-Cellular Therapies, Inc.*	73,380	5,369,215
Iovance Biotherapeutics, Inc.Δ*	99,341	932,812
Ironwood Pharmaceuticals, Inc.*	92,742	382,097
Kodiak Sciences, Inc.*	4,211	10,991
Krystal Biotech, Inc.Δ*	14,850	2,703,145
Lantheus Holdings, Inc.Δ*	22,779	2,499,995
Lifecore Biomedical, Inc.Δ*	17,921	88,351
Ligand Pharmaceuticals, Inc.*	24,261	2,428,283
MacroGenics, Inc.Δ*	8,011	26,356
Merit Medical Systems, Inc.*	33,564	3,317,130
Mersana Therapeutics, Inc.Δ*	13,930	26,328
Nektar Therapeutics*	85,519	111,175
NeoGenomics, Inc.*	118,152	1,742,742
Nevro CorporationΔ*	48,776	272,658
Omnicell, Inc.Δ*	34,491	1,503,808
OraSure Technologies, Inc.*	30,225	129,061
Organogenesis Holdings, Inc.*	27,999	80,077
Patterson Cos., Inc.Δ	18,134	396,047
Personalis, Inc.Δ*	4,700	25,286
Phreesia, Inc.Δ*	116,240	2,649,110
PMV Pharmaceuticals, Inc.Δ*	11,045	16,457
Poseida Therapeutics, Inc.Δ*	43,200	123,552
Prestige Consumer Healthcare, Inc.*	60,856	4,387,718
PTC Therapeutics, Inc.*	16,627	616,862
Pyxis Oncology, Inc.Δ*	6,100	22,387
Quantum-Si, Inc.Δ*	37,583	33,156
REGENXBIO, Inc.*	5,858	61,450
Sage Therapeutics, Inc.*	33,626	242,780
Seer, Inc.Δ*	9	18
Supernus Pharmaceuticals, Inc.*	73,069	2,278,291
Sutro Biopharma, Inc.*	49,751	172,138
Theravance Biopharma, Inc.Δ*	32,556	262,401
TransMedics Group, Inc.Δ*	21,656	3,399,992
Travere Therapeutics, Inc.Δ*	161,552	2,260,112
Vanda Pharmaceuticals, Inc.*	71,061	333,276
Varex Imaging Corporation*	15,600	185,952
Vaxcyte, Inc.Δ*	35,470	4,053,157
Vericel Corporation*	75,320	3,182,270
Verve Therapeutics, Inc.Δ*	42,102	203,774
Vir Biotechnology, Inc.Δ*	11,198	83,873
Zimvie, Inc.*	16,272	258,237
Zymeworks, Inc.*	20,651	259,170
		103,083,098
Industrials — 18.2%
ABM Industries, Inc.	50,067	2,641,535
ACV Auctions, Inc. Class A*	246,480	5,010,938
AerSale Corporation*	2,645	13,357
Alamo Group, Inc.	7,721	1,390,784
Allient, Inc.	6,260	118,877
Ameresco, Inc. Class AΔ*	46,164	1,751,462
Applied Industrial Technologies, Inc.	29,523	6,587,467
ArcBest Corporation	9,688	1,050,664
Astec Industries, Inc.Δ	15,113	482,709
Astronics Corporation*	1,000	19,480
Atkore, Inc.	8,836	748,763
	Shares	Value
Atmus Filtration Technologies, Inc.	30,194	$1,133,181
AZEK Co., Inc. (The)*	93,480	4,374,864
Barrett Business Services, Inc.Δ	3,917	146,927
Beacon Roofing Supply, Inc.*	26,946	2,328,943
Boise Cascade Co.	41,231	5,812,746
Brink's Co. (The)	30,067	3,476,948
Casella Waste Systems, Inc. Class A*	101,142	10,062,618
Chart Industries, Inc.Δ*	14,726	1,828,086
Columbus McKinnon CorporationΔ	61,137	2,200,932
Comfort Systems U.S.A., Inc.	12,860	5,019,901
Conduent, Inc.*	119,307	480,807
Construction Partners, Inc. Class AΔ*	64,388	4,494,282
Covenant Logistics Group, Inc.	6,917	365,494
Deluxe Corporation	35,273	687,471
DNOW, Inc.*	47,765	617,601
DXP Enterprises, Inc.*	13,652	728,471
Enviri Corporation*	42,648	440,980
Esab Corporation	47,865	5,088,528
ESCO Technologies, Inc.	14,912	1,923,350
ExlService Holdings, Inc.*	91,051	3,473,596
Exponent, Inc.	35,370	4,077,454
Federal Signal Corporation	43,835	4,096,819
First Advantage CorporationΔ*	73,898	1,466,875
Fluor Corporation*	16,032	764,887
FTAI Infrastructure, Inc.Δ	19,519	182,698
GMS, Inc.*	31,758	2,876,322
H&E Equipment Services, Inc.	32,183	1,566,668
Heartland Express, Inc.	32,604	400,377
Heidrick & Struggles International, Inc.	15,783	613,327
Hillman Solutions Corporation*	95,516	1,008,649
Hub Group, Inc. Class A	28,196	1,281,508
IBEX Holdings, Ltd.*	24,735	494,205
ICF International, Inc.	20,470	3,414,191
Insteel Industries, Inc.	8,143	253,166
Interface, Inc.	12,416	235,531
ITT, Inc.	19,030	2,845,175
Janus International Group, Inc.Δ*	108,215	1,094,054
Kadant, Inc.Δ	9,574	3,236,012
KBR, Inc.	5,014	326,562
Kelly Services, Inc. Class AΔ	18,171	389,041
Korn Ferry	15,113	1,137,102
Loar Holdings, Inc.Δ*	49,099	3,662,294
Lyft, Inc. Class A*	90,523	1,154,168
Manitowoc Co., Inc. (The)*	24,352	234,266
MasTec, Inc.Δ*	2,776	341,726
Matrix Service Co.*	8,100	93,393
Mayville Engineering Co., Inc.*	7,221	152,219
Mistras Group, Inc.*	9,743	110,778
Montrose Environmental Group, Inc.Δ*	22,736	597,957
MYR Group, Inc.Δ*	47,945	4,901,417
NV5 Global, Inc.*	10,659	996,403
Paycor HCM, Inc.Δ*	88,235	1,252,055
Planet Labs PBCΔ*	125,900	280,757
Proficient Auto Logistics, Inc.*	26,692	378,493
Proto Labs, Inc.*	13,260	389,446
Radiant Logistics, Inc.Δ*	3,215	20,672

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
RBC Bearings, Inc.*	11,000	$3,293,180
Regal Beloit Corporation	37,209	6,172,229
Resideo Technologies, Inc.*	1,000	20,140
Resources Connection, Inc.	33,116	321,225
REV Group, Inc.Δ	6,964	195,410
Robert Half, Inc.	4,134	278,673
RXO, Inc.Δ*	37,572	1,052,016
Ryder System, Inc.	444	64,735
Science Applications International Corporation	9,879	1,375,848
Shyft Group , Inc. (The)Δ	18,675	234,371
Steelcase, Inc. Class A	59,517	802,884
Sterling Check CorporationΔ*	8,891	148,658
Sun Country Airlines Holdings, Inc.Δ*	94,367	1,057,854
Tetra Tech, Inc.	88,580	4,177,433
Thermon Group Holdings, Inc.*	10,910	325,554
Timken Co. (The)	40,889	3,446,534
Titan Machinery, Inc.Δ*	25,635	357,096
Trinity Industries, Inc.	21,307	742,336
TrueBlue, Inc.*	29,482	232,613
Tutor Perini Corporation*	46,066	1,251,153
UL Solutions, Inc. Class AΔ	5,533	272,777
V2X, Inc.*	8,480	473,693
Vestis Corporation	49,250	733,825
Werner Enterprises, Inc.Δ	65,591	2,531,157
WESCO International, Inc.	556	93,397
WillScot Holdings CorporationΔ*	110,760	4,164,576
Zurn Water Solutions CorporationΔ	67,504	2,426,094
		157,073,890
Information Technology — 12.6%
908 Devices, Inc.Δ*	2,400	8,328
Adeia, Inc.	22,055	262,675
Alpha & Omega Semiconductor, Ltd.*	8,342	309,655
American Software, Inc. Class A	9,150	102,389
Amkor Technology, Inc.	42,416	1,297,930
ASGN, Inc.*	34,327	3,200,306
Astera Labs, Inc.Δ*	32,150	1,684,339
Aviat Networks, Inc.*	168	3,634
Avnet, Inc.	40,290	2,188,150
Axcelis Technologies, Inc.*	16,041	1,681,899
Box, Inc. Class A*	51,318	1,679,638
Brightcove, Inc.*	1,770	3,823
Cerence, Inc.Δ*	48,885	153,988
Clearwater Analytics Holdings, Inc. Class A*	261,567	6,604,567
Coherent CorporationΔ*	20,696	1,840,081
CommScope Holding Co., Inc.*	55,493	339,062
Corsair Gaming, Inc.Δ*	10,200	70,992
Credo Technology Group Holding, Ltd.*	115,234	3,549,207
CS Disco, Inc.Δ*	12,053	70,872
Dropbox, Inc. Class A*	35,270	896,916
DXC Technology Co.*	1,000	20,750
E2open Parent Holdings, Inc.Δ*	114,275	503,953
FARO Technologies, Inc.*	14,927	285,703
Fastly, Inc. Class A*	16,187	122,536
FormFactor, Inc.Δ*	77,520	3,565,920
	Shares	Value
Ichor Holdings, Ltd.*	46,995	$1,494,911
Impinj, Inc.Δ*	9,510	2,059,105
Instructure Holdings, Inc.Δ*	45,244	1,065,496
Intapp, Inc.*	71,609	3,425,058
Kulicke & Soffa Industries, Inc.Δ	100,417	4,531,819
Lattice Semiconductor Corporation*	5,100	270,657
MACOM Technology Solutions Holdings, Inc.Δ*	26,950	2,998,457
Meridianlink, Inc.*	14,560	299,499
Methode Electronics, Inc.	9,711	116,144
NETGEAR, Inc.*	25,470	510,928
Nutanix, Inc. Class A*	16,336	967,908
Olo, Inc. Class A*	18,200	90,272
ON24, Inc.*	6,148	37,626
Onestream, Inc.Δ*	78,905	2,674,880
Onto Innovation, Inc.*	11,590	2,405,620
Ooma, Inc.*	6,371	72,566
PAR Technology CorporationΔ*	35,806	1,864,776
Progress Software CorporationΔ	33,519	2,258,175
Q2 Holdings, Inc.Δ*	86,505	6,900,504
Rackspace Technology, Inc.Δ*	86,025	210,761
Rapid7, Inc.*	48,820	1,947,430
Ribbon Communications, Inc.Δ*	48,233	156,757
Rubrik, Inc. Class AΔ*	6,187	198,912
ScanSource, Inc.Δ*	9,869	474,008
SecureWorks Corporation Class A*	2,403	21,267
Semtech CorporationΔ*	68,199	3,113,966
SentinelOne, Inc. Class AΔ*	4,422	105,774
Silicon Laboratories, Inc.*	24,395	2,819,330
SMART Global Holdings, Inc.Δ*	44,008	921,968
Smartsheet, Inc. Class A*	118,290	6,548,534
Sprout Social, Inc. Class A*	23,299	677,302
SPS Commerce, Inc.*	15,628	3,034,489
Synaptics, Inc.*	41,270	3,201,727
Telos Corporation*	11,300	40,567
Teradata Corporation*	47,137	1,430,137
UiPath, Inc. Class A*	55,473	710,054
Unisys Corporation*	38,296	217,521
Upland Software, Inc.*	18,329	45,639
Varonis Systems, Inc.*	63,343	3,578,879
Verint Systems, Inc.*	59,168	1,498,725
Vertex, Inc. Class AΔ*	173,960	6,699,200
Workiva, Inc.*	76,408	6,045,401
Xperi, Inc.*	32,529	300,568
		108,490,630
Materials — 3.3%
AdvanSix, Inc.	5,780	175,596
American Vanguard Corporation	29,132	154,400
Avient Corporation	55,940	2,814,901
Clearwater Paper CorporationΔ*	3,428	97,835
Commercial Metals Co.Δ	40,998	2,253,250
Core Molding Technologies, Inc.Δ*	6,300	108,423
Ecovyst, Inc.Δ*	47,740	327,019
Graphic Packaging Holding Co.	120,026	3,551,569
Huntsman Corporation	8,540	206,668
Ingevity Corporation*	21,269	829,491
Kaiser Aluminum Corporation	25,638	1,859,268

	Shares	Value
Koppers Holdings, Inc.	660	$24,110
Kronos Worldwide, Inc.Δ	18,089	225,208
Louisiana-Pacific Corporation	5,582	599,842
Minerals Technologies, Inc.	59,741	4,613,797
Olympic Steel, Inc.	9,948	387,972
Origin Materials, Inc.Δ*	100,195	154,300
Pactiv Evergreen, Inc.Δ	67,615	778,249
Quaker Chemical Corporation	11,089	1,868,386
Radius Recycling, Inc.Δ	25,116	465,651
Rayonier Advanced Materials, Inc.*	44,463	380,603
Ryerson Holding CorporationΔ	27,292	543,384
Scotts Miracle-Gro Co. (The)	9,474	821,396
Stepan Co.	2,769	213,905
Summit Materials, Inc. Class A*	95,693	3,734,898
SunCoke Energy, Inc.	65,270	566,543
Worthington Steel, Inc.	15,020	510,830
		28,267,494
Real Estate — 4.9%
Alpine Income Property Trust, Inc. REIT	3,300	60,060
American Healthcare REIT, Inc.Δ	19,846	517,981
Americold Realty Trust REIT	39,230	1,109,032
Armada Hoffler Properties, Inc. REIT	110,587	1,197,657
CareTrust REIT, Inc.	9,890	305,205
Chatham Lodging Trust REIT	15,743	134,130
DiamondRock Hospitality Co. REITΔ	187,566	1,637,451
Diversified Healthcare Trust REIT	59,781	250,482
Douglas Elliman, Inc.*	54,349	99,459
Easterly Government Properties, Inc. REITΔ	19,178	260,437
EPR Properties REIT	15,469	758,600
Equity Commonwealth REIT*	60,607	1,206,079
Essential Properties Realty Trust, Inc. REITΔ	69,356	2,368,508
Forestar Group, Inc.*	14,246	461,143
Four Corners Property Trust, Inc. REITΔ	77,988	2,285,828
Howard Hughes Holdings, Inc.Δ*	2,696	208,751
Independence Realty Trust, Inc. REITΔ	137,005	2,808,603
InvenTrust Properties Corporation REIT	32,308	916,578
Kite Realty Group Trust REIT	121,988	3,240,001
LXP Industrial Trust REIT	233,218	2,343,841
National Storage Affiliates Trust REITΔ	101,435	4,889,167
Newmark Group, Inc. Class A	57,900	899,187
Opendoor Technologies, Inc.Δ*	58,340	116,680
Orion Office REIT, Inc.	39,800	159,200
Park Hotels & Resorts, Inc. REIT	10,223	144,144
Phillips Edison & Co., Inc. REIT	73,772	2,781,942
RE/MAX Holdings, Inc. Class A*	23,019	286,587
RLJ Lodging Trust REIT	110,296	1,012,517
RMR Group, Inc. (The) Class AΔ	38	965
Ryman Hospitality Properties, Inc. REIT	20,688	2,218,581
Sunstone Hotel Investors, Inc. REIT	102,450	1,057,284
	Shares	Value
Terreno Realty Corporation REITΔ	67,602	$4,517,842
UMH Properties, Inc. REIT	46,005	904,918
Whitestone REIT	8,220	111,217
Xenia Hotels & Resorts, Inc. REITΔ	79,363	1,172,192
		42,442,249
Utilities — 1.2%
Black Hills Corporation	39,990	2,444,189
Northwest Natural Holding Co.	9,955	406,363
Northwestern Energy Group, Inc.	43,660	2,498,225
NRG Energy, Inc.	16,757	1,526,563
Southwest Gas Holdings, Inc.	22,014	1,623,752
Spire, Inc.Δ	28,603	1,924,696
		10,423,788
Total Common Stocks (Cost $662,308,060)		766,516,512
FOREIGN COMMON STOCKS — 6.5%
Bahamas — 0.1%
OneSpaWorld Holdings, Ltd.	73,210	1,208,697
Bermuda — 0.2%
Bank of NT Butterfield & Son, Ltd. (The)	18,669	688,513
Hamilton Insurance Group, Ltd. Class B*	64,339	1,244,316
		1,932,829
Brazil — 0.3%
Embraer SA ADRΔ*	82,730	2,926,160
Canada — 1.0%
BRP, Inc.Δ	18,249	1,086,546
DIRTT Environmental Solutions*	139,669	72,837
IMAX CorporationΔ*	96,630	1,981,881
SSR Mining, Inc.	97,249	552,374
Teekay Tankers, Ltd. Class A	20,012	1,165,699
Xenon Pharmaceuticals, Inc.*	102,310	4,027,945
		8,887,282
Colombia — 0.3%
Tecnoglass, Inc.Δ	41,058	2,819,042
Denmark — 0.3%
Ascendis Pharma A/S ADRΔ*	19,150	2,859,287
Ireland — 0.2%
Adient PLC*	24,917	562,377
Dole PLC	42,990	700,307
		1,262,684
Israel — 2.0%
CyberArk Software, Ltd.Δ*	26,770	7,806,400
Global-e Online, Ltd.*	97,120	3,733,293
JFrog, Ltd.Δ*	183,120	5,317,805
		16,857,498
Jersey — 0.5%
Caledonia Mining Corporation PLCΔ	5,250	78,540
WNS Holdings, Ltd.Δ*	78,300	4,127,193
		4,205,733

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Monaco — 0.3%
Scorpio Tankers, Inc.	38,971	$2,778,632
Netherlands — 0.3%
Merus NV*	33,800	1,688,648
Newamsterdam Pharma Co. NV*	31,910	529,706
		2,218,354
Norway — 0.1%
Golden Ocean Group, Ltd.	57,298	766,647
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA	2,200	71,478
Sweden — 0.1%
Loomis AB	27,894	916,427
United Kingdom — 0.8%
Cushman & Wakefield PLC*	175,274	2,388,984
Fidelis Insurance Holdings, Ltd.Δ	67,781	1,224,125
Gates Industrial Corporation PLCΔ*	122,435	2,148,734
Luxfer Holdings PLC	11,747	152,124
Sensata Technologies Holding PLC	21,372	766,400
		6,680,367
Total Foreign Common Stocks (Cost $49,020,142)		56,391,117
MASTER LIMITED PARTNERSHIP — 0.2%
Mach Natural Resources LP	46,792	748,672
TXO Partners LPΔ	22,337	441,826
Total Master Limited Partnership (Cost $1,321,228)		1,190,498
	Shares	Value
RIGHTS — 0.0%
Chinook Therapeutics, Inc.†††*	2,713	$ —
Omniab, Inc.†††*	7,376	1
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		2
MONEY MARKET FUNDS — 6.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	13,295,447	13,295,447
Northern Institutional U.S. Government Portfolio (Shares), 4.75%Ø	71,304	71,304
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	44,678,882	44,678,882
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	87,375	87,375
Total Money Market Funds (Cost $58,133,008)		58,133,008
TOTAL INVESTMENTS — 102.1% (Cost $770,782,438)		882,231,137
Liabilities in Excess of Other Assets — (2.1)%		(18,054,149)
NET ASSETS — 100.0%		$864,176,988

Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	12/2024	244	$27,440,240	$15,130
Forward Foreign Currency Contracts outstanding at September 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/24	U.S. Dollars	891,751	Swedish Kronor	9,080,390	CITI	$(6,035)
Total Forward Foreign Currency Contracts outstanding at September 30, 2024						$(6,035)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
FOREIGN COMMON STOCKS — 93.4%
Australia — 7.0%
Ampol, Ltd.	9,256	$195,246
ANZ Group Holdings, Ltd.	155,132	3,260,243
APA GroupΔ	56,822	304,096
ASX, Ltd.	9,397	414,456
BHP Group, Ltd.	347,822	10,798,539
BlueScope Steel, Ltd.	21,263	324,578
Brambles, Ltd.	67,348	883,995
Cochlear, Ltd.	7,986	1,554,078
Coles Group, Ltd.	137,380	1,712,649
Commonwealth Bank of AustraliaΔ	145,994	13,617,713
Computershare, Ltd.	31,223	544,306
CSL, Ltd.Δ	48,664	9,612,773
Dexus REIT	65,896	343,824
Fortescue, Ltd.	86,232	1,216,266
Goodman Group REIT	146,925	3,747,913
GPT Group (The) REIT	15,364	52,680
Insurance Australia Group, Ltd.	115,449	586,718
Macquarie Group, Ltd.	49,505	7,921,379
Medibank Pvt., Ltd.	179,765	453,539
Mineral Resources, Ltd.	7,000	249,575
Mirvac Group REIT	260,355	385,107
National Australia Bank, Ltd.	219,242	5,676,243
Northern Star Resources, Ltd.	45,766	501,332
Orica, Ltd.	17,805	227,440
Origin Energy, Ltd.	81,077	561,628
Pilbara Minerals, Ltd.*	120,000	269,914
Qantas Airways, Ltd.*	66,392	338,898
QBE Insurance Group, Ltd.	75,406	861,026
REA Group, Ltd.Δ	4,130	571,515
Rio Tinto, Ltd.	16,350	1,446,083
Santos, Ltd.	155,840	755,110
Scentre Group REIT	265,947	668,563
SEEK, Ltd.Δ	16,462	281,799
Seven Group Holdings, Ltd.Δ	9,000	265,792
Sonic Healthcare, Ltd.	65,006	1,222,679
South32, Ltd.	212,814	545,850
Stockland REIT	133,688	482,193
Suncorp Group, Ltd.	68,156	851,082
Telstra Corporation, Ltd.	341,734	914,661
Transurban Group	102,153	922,961
Vicinity Centres REIT	216,299	329,560
Wesfarmers, Ltd.	92,996	4,515,969
Westpac Banking Corporation	173,355	3,788,243
WiseTech Global, Ltd.Δ	6,300	596,588
Woodside Energy Group, Ltd.	102,306	1,763,474
Woolworths Group, Ltd.	99,504	2,286,528
		88,824,804
Austria — 0.2%
Erste Group Bank AG	21,419	1,173,729
OMV AG	10,806	462,283
Verbund AG	5,255	434,788
voestalpine AG	4,506	117,085
		2,187,885
	Shares	Value
Belgium — 0.7%
Ageas SA/NV	10,480	$559,204
D'ieteren GroupΔ	2,641	559,239
Elia Group SA/NVΔ	2,782	317,955
Groupe Bruxelles Lambert NV	5,725	446,117
KBC Group NV	21,628	1,720,681
Sofina SA	865	244,455
Syensqo SA	9,910	878,203
UCB SA	22,770	4,110,373
Warehouses De Pauw CVA REIT	12,888	343,913
		9,180,140
Denmark — 3.1%
AP Moeller - Maersk A/S Class AΔ	649	1,051,839
AP Moeller - Maersk A/S Class BΔ	810	1,363,056
Coloplast A/S Class BΔ	32,701	4,262,429
Danske Bank A/S	157,273	4,730,570
Demant A/S*	18,113	705,162
DSV A/SΔ	32,494	6,687,592
Genmab A/S*	15,830	3,837,727
Novonesis (Novozymes) B	80,361	5,785,625
Orsted A/S 144AΔ*	30,730	2,035,322
Pandora A/S	15,325	2,525,837
ROCKWOOL International A/S Class BΔ	2,073	973,182
Tryg A/S	63,880	1,514,900
Vestas Wind Systems A/SΔ*	187,117	4,117,266
		39,590,507
Finland — 0.9%
Elisa OYJ	7,229	383,242
Fortum OYJΔ	22,487	370,030
Kesko OYJ Class B	12,949	276,261
Kone OYJ Class B	19,989	1,195,773
Neste OYJΔ	21,037	408,708
Nokia OYJ	358,262	1,564,234
Nordea Bank Abp	184,779	2,181,361
Orion OYJ Class B	17,254	945,414
Sampo OYJ Class A	35,114	1,637,731
Stora Enso OYJ, R SharesΔ	34,560	442,164
UPM-Kymmene OYJ	72,893	2,440,053
		11,844,971
France — 9.5%
Accor SA	16,778	729,338
Aeroports de Paris SA	2,268	291,273
Air Liquide SA	52,196	10,079,582
Alstom SA*	16,417	341,093
Arkema SA	2,715	258,600
AXA SA	137,306	5,285,851
BioMerieux	6,876	824,084
BNP Paribas SA	86,911	5,963,982
Bollore SE	40,000	267,004
Bouygues SA	11,283	377,655
Bureau Veritas SA	15,449	512,545
Capgemini SE	5,756	1,242,724
Carrefour SA	98,085	1,672,492

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cie de Saint-Gobain SA	46,241	$4,217,296
Cie Generale des Etablissements Michelin SCA	56,663	2,301,271
Credit Agricole SA	30,092	460,194
Danone SA	65,297	4,756,201
Dassault Aviation SA	2,825	583,329
Dassault Systemes SE	37,571	1,492,350
Edenred SE	19,978	756,679
Eiffage SA	6,925	668,717
Engie SA	92,715	1,603,247
EssilorLuxottica SA	30,374	7,196,342
Eurazeo SE	3,083	253,616
Gecina SA REIT	2,894	333,214
Getlink SE	29,669	529,196
Hermes International SCA	2,818	6,938,921
Ipsen SA	7,320	901,681
Kering SA	5,668	1,631,548
Klepierre REIT	14,221	465,965
L’Oreal SA	22,503	10,093,426
Legrand SA	16,102	1,855,045
Orange SA	132,848	1,521,496
Publicis Groupe SA	12,484	1,366,204
Renault SA	16,883	733,952
Rexel SA	12,000	347,840
Safran SA	34,165	8,039,811
Sartorius Stedim Biotech	3,225	675,247
Schneider Electric SE	46,343	12,216,383
Societe Generale SA	58,734	1,463,609
Sodexo SA	8,568	702,435
Teleperformance SEΔ	3,388	350,490
Thales SA	6,325	1,005,241
TotalEnergies SE	188,051	12,211,158
Unibail-Rodamco-Westfield CDI	10,140	44,780
Unibail-Rodamco-Westfield REIT*	6,095	533,817
Veolia Environnement SA	31,981	1,052,920
Vinci SA	27,022	3,158,780
Vivendi SE	35,000	404,887
		120,713,511
Germany — 7.8%
adidas AG	11,209	2,970,235
Allianz SE	33,506	11,020,766
BASF SE	49,106	2,602,760
Bayerische Motoren Werke AG	18,094	1,600,171
Bechtle AG	3,882	173,650
Beiersdorf AG	11,389	1,714,271
Brenntag SE	7,869	587,362
Carl Zeiss Meditec AG	4,095	324,874
Commerzbank AG	49,702	916,726
Continental AG	4,960	321,427
Covestro AG 144A*	8,920	555,899
Daimler Truck Holding AG	22,258	835,729
Delivery Hero SE 144A*	7,927	320,802
Deutsche Bank AG	104,927	1,816,463
Deutsche Boerse AG	11,154	2,618,610
Deutsche Lufthansa AG	49,931	365,714
Deutsche Post AG	54,831	2,445,829
	Shares	Value
Deutsche Telekom AG	249,528	$7,328,452
E.ON SE	245,743	3,659,590
Evonik Industries AG	13,302	311,392
Fresenius Medical Care AG	15,717	667,842
Fresenius SE & Co. KGaA*	57,197	2,182,107
GEA Group AG	7,555	370,547
Hannover Rueck SE	3,483	994,255
HeidelbergCement AG	9,249	1,007,585
Henkel AG & Co. KGaA	12,105	1,029,074
Infineon Technologies AG	97,044	3,407,014
LEG Immobilien SE	1,506	157,669
Mercedes-Benz Group AG	67,967	4,404,206
MTU Aero Engines AG	2,932	916,332
Muenchener Rueckversicherungs-Gesellschaft AG	8,326	4,587,996
Nemetschek SE	785	81,593
Puma SE	13,626	569,786
Rheinmetall AG	2,384	1,296,005
RWE AG	27,660	1,007,732
SAP SE	78,214	17,890,094
Siemens AG	54,317	10,988,762
Siemens Energy AG*	18,963	700,112
Siemens Healthineers AG 144A	25,788	1,548,845
Symrise AG	6,729	931,223
Vonovia SE	53,405	1,949,634
Zalando SE 144A*	10,454	345,525
		99,524,660
Hong Kong — 1.9%
AIA Group, Ltd.	822,600	7,183,649
BOC Hong Kong Holdings, Ltd.	214,500	679,591
CK Asset Holdings, Ltd.	161,057	701,175
CLP Holdings, Ltd.	156,000	1,363,816
Futu Holdings, Ltd. ADR*	2,522	241,229
Hang Seng Bank, Ltd.	34,300	426,767
Henderson Land Development Co., Ltd.	71,275	225,710
HKT Trust & HKT, Ltd.	289,000	369,383
Hong Kong & China Gas Co., Ltd.	562,138	459,145
Hong Kong Exchanges and Clearing, Ltd.	127,197	5,196,044
Hongkong Land Holdings, Ltd.	52,200	191,803
Jardine Matheson Holdings, Ltd.	13,200	515,592
Link REIT	160,678	801,022
MTR Corporation, Ltd.Δ	183,463	685,819
Power Assets Holdings, Ltd.	86,500	551,391
Sino Land Co., Ltd.	356,447	389,272
SITC International Holdings Co., Ltd.	59,000	158,258
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	109,500	1,186,416
Swire Pacific, Ltd. Class A	22,500	191,865
Techtronic Industries Co., Ltd.	71,500	1,067,382
WH Group, Ltd. 144A	585,591	461,211
Wharf Real Estate Investment Co., Ltd.	115,000	401,618
		23,448,158

	Shares	Value
Ireland — 0.4%
Bank of Ireland Group PLC	80,800	$902,336
DCC PLC	5,616	383,401
James Hardie Industries PLC CDI*	25,315	1,005,958
Kerry Group PLC Class A	15,874	1,644,996
Kingspan Group PLC	13,457	1,262,121
		5,198,812
Israel — 0.4%
Azrieli Group, Ltd.	1,239	86,403
Bank Hapoalim BM	76,213	763,891
Bank Leumi Le-Israel BM	72,431	709,312
Check Point Software Technologies, Ltd.*	6,172	1,190,023
CyberArk Software, Ltd.*	2,381	694,323
Elbit Systems, Ltd.	1,618	321,978
ICL Group, Ltd.Δ	5,905	25,134
Israel Discount Bank, Ltd. Class A	52,953	296,670
Mizrahi Tefahot Bank, Ltd.	11,154	435,928
Nice, Ltd.*	3,728	648,153
Wix.com, Ltd.*	2,346	392,181
		5,563,996
Italy — 2.1%
Amplifon SpAΔ	15,067	433,637
DiaSorin SpA	692	80,913
Enel SpA	710,480	5,675,175
Eni SpAΔ	160,136	2,436,877
FinecoBank Banca Fineco SpA	27,715	475,644
Generali	104,358	3,020,401
Infrastrutture Wireless Italiane SpA 144AΔ	26,318	323,697
Intesa Sanpaolo SpA	1,080,817	4,626,653
Mediobanca Banca di Credito Finanziario SpA	21,353	364,846
Moncler SpA	13,822	878,757
Nexi SpA 144AΔ*	24,702	167,831
Poste Italiane SpA 144A	25,999	365,108
Prysmian SpA	6,256	455,178
Recordati Industria Chimica e Farmaceutica SpA	16,364	925,977
Snam SpA	116,668	594,277
Terna - Rete Elettrica Nazionale	90,920	818,902
UniCredit SpA	115,651	5,077,268
		26,721,141
Japan — 21.2%
Advantest Corporation	35,600	1,674,313
Aeon Co., Ltd.Δ	52,800	1,434,064
AGC, Inc.	9,300	301,787
Aisin Corporation	10,800	120,005
Ajinomoto Co., Inc.	33,800	1,308,125
Asahi Kasei Corporation	28,600	216,828
Bandai Namco Holdings, Inc.	35,400	807,763
Bridgestone Corporation	41,300	1,594,919
Brother Industries, Ltd.	21,000	411,861
Canon, Inc.	66,900	2,203,371
Capcom Co., Ltd.	35,200	821,010
	Shares	Value
Central Japan Railway Co.	36,500	$842,787
Chugai Pharmaceutical Co., Ltd.	93,800	4,546,589
Dai Nippon Printing Co., Ltd.	23,000	410,671
Daifuku Co., Ltd.	14,100	272,945
Dai-ichi Life Holdings, Inc.	49,600	1,286,989
Daiichi Sankyo Co., Ltd.	197,500	6,523,891
Daikin Industries, Ltd.	15,200	2,133,487
Daito Trust Construction Co., Ltd.	3,500	426,321
Daiwa House Industry Co., Ltd.	21,900	689,324
Denso Corporation	118,000	1,773,705
Dentsu Group, Inc.Δ	11,700	360,616
Disco Corporation	7,700	2,028,394
East Japan Railway Co.	51,900	1,030,007
Eisai Co., Ltd.	27,700	1,032,516
ENEOS Holdings, Inc.	55,150	301,955
FANUC Corporation	49,000	1,439,150
Fast Retailing Co., Ltd.	15,000	4,976,958
Fuji Electric Co., Ltd.	5,000	302,966
FUJIFILM Holdings Corporation	64,500	1,669,707
Fujitsu, Ltd.	99,000	2,035,383
Hamamatsu Photonics KK	12,800	167,017
Hankyu Hanshin Holdings, Inc.	14,100	435,571
Hikari Tsushin, Inc.	1,200	267,263
Hitachi, Ltd.	335,000	8,883,308
Honda Motor Co., Ltd.	301,800	3,222,121
Hoya Corporation	45,600	6,315,762
Ibiden Co., Ltd.	4,100	126,718
Inpex Corporation	52,800	714,848
Isuzu Motors, Ltd.	25,100	342,243
ITOCHU Corporation	91,300	4,920,622
Japan Exchange Group, Inc.	51,600	670,610
Japan Post Bank Co., Ltd.	120,000	1,126,471
Japan Post Holdings Co., Ltd.	105,100	1,007,820
Japan Real Estate Investment Corporation REIT	83	329,975
JFE Holdings, Inc.	24,900	334,760
Kansai Electric Power Co., Inc. (The)	36,900	611,539
Kao Corporation	54,100	2,673,980
KDDI Corporation	95,000	3,043,563
Keisei Electric Railway Co., Ltd.	5,400	160,990
Keyence Corporation	15,200	7,284,785
Kobe Bussan Co., Ltd.Δ	8,600	268,219
Komatsu, Ltd.	54,200	1,517,314
Konami Holdings Corporation	5,500	560,882
Kubota Corporation	52,500	749,618
Kyocera Corporation	75,600	883,553
Kyowa Kirin Co., Ltd.	87,100	1,537,029
Lasertec CorporationΔ	4,200	700,252
LY Corporation	129,000	376,009
M3, Inc.	36,000	360,503
Marubeni Corporation	83,500	1,379,575
MatsukiyoCocokara & Co.Δ	27,000	444,834
Mazda Motor Corporation	20,700	158,159
McDonald’s Holdings Co. Japan, Ltd.Δ	18,000	857,655
MEIJI Holdings Co., Ltd.	16,000	400,199

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MINEBEA MITSUMI, Inc.	14,700	$290,567
Mitsubishi Chemical Group Corporation	63,200	406,530
Mitsubishi Corporation	241,900	5,026,647
Mitsubishi Electric Corporation	95,700	1,552,345
Mitsubishi Estate Co., Ltd.	66,800	1,055,059
Mitsubishi Heavy Industries, Ltd.	213,200	3,186,060
Mitsubishi UFJ Financial Group, Inc.	860,700	8,838,185
Mitsui & Co., Ltd.	163,200	3,649,811
Mitsui Chemicals, Inc.Δ	9,400	251,093
Mitsui Fudosan Co., Ltd.	157,200	1,481,273
Mitsui OSK Lines, Ltd.	4,400	152,331
Mizuho Financial Group, Inc.	182,590	3,774,288
MonotaRO Co., Ltd.Δ	11,900	198,432
MS&AD Insurance Group Holdings, Inc.	72,600	1,706,404
Murata Manufacturing Co., Ltd.	90,900	1,798,795
NEC Corporation	11,400	1,100,857
Nexon Co., Ltd.	24,400	484,874
Nidec Corporation	45,600	960,021
Nintendo Co., Ltd.	96,000	5,131,335
Nippon Building Fund, Inc. REIT	345	316,132
Nippon Paint Holdings Co., Ltd.Δ	41,100	313,015
Nippon Prologis REIT, Inc.	121	207,265
Nippon Sanso Holdings Corporation	8,800	322,986
Nippon Steel Corporation	37,900	849,420
Nippon Telegraph & Telephone Corporation	1,725,000	1,768,445
Nippon Yusen KK	25,500	936,655
Nissan Motor Co., Ltd.Δ	112,800	320,424
Nissin Foods Holdings Co., Ltd.	23,100	645,513
Nitori Holdings Co., Ltd.Δ	4,000	595,530
Nitto Denko Corporation	35,500	597,404
Nomura Holdings, Inc.	229,400	1,197,235
Nomura Research Institute, Ltd.	18,157	673,837
NTT Data CorporationΔ	31,300	563,328
Obic Co., Ltd.	18,000	631,516
Olympus Corporation	139,900	2,659,402
Omron Corporation	8,300	379,473
Ono Pharmaceutical Co., Ltd.	86,300	1,158,433
Oracle Corporation	700	72,270
Oriental Land Co., Ltd.	82,400	2,131,473
ORIX Corporation	63,200	1,478,808
Osaka Gas Co., Ltd.	15,000	338,282
Otsuka Corporation	13,800	340,817
Otsuka Holdings Co., Ltd.Δ	46,000	2,612,760
Pan Pacific International Holdings Corporation	18,800	488,496
Panasonic Holdings Corporation	118,600	1,041,872
Recruit Holdings Co., Ltd.	117,000	7,108,032
Renesas Electronics Corporation	94,400	1,369,996
Resona Holdings, Inc.	94,500	662,171
Ricoh Co., Ltd.	26,200	284,336
Rohm Co., Ltd.Δ	16,400	184,757
SBI Holdings, Inc.	9,400	217,540
SCREEN Holdings Co., Ltd.	4,000	281,286
Secom Co., Ltd.	25,000	924,727
	Shares	Value
Seiko Epson Corporation	18,200	$336,676
Sekisui House, Ltd.	33,600	932,927
Seven & i Holdings Co., Ltd.Δ	125,100	1,883,712
SG Holdings Co., Ltd.	13,100	140,502
Shimadzu Corporation	12,300	411,393
Shimano, Inc.	3,600	685,324
Shin-Etsu Chemical Co., Ltd.	154,800	6,469,154
Shionogi & Co., Ltd.	231,600	3,319,798
Shiseido Co., Ltd.Δ	35,800	973,642
SMC CorporationΔ	2,900	1,296,940
SoftBank Corporation	1,552,000	2,026,277
SoftBank Group CorporationΔ	97,600	5,789,264
Sompo Holdings, Inc.	67,800	1,528,266
Sony Group Corporation	521,000	10,121,777
Subaru Corporation	32,200	569,655
SUMCO CorporationΔ	15,200	164,402
Sumitomo Corporation	54,900	1,232,837
Sumitomo Electric Industries, Ltd.	65,100	1,057,074
Sumitomo Metal Mining Co., Ltd.	10,900	327,113
Sumitomo Mitsui Financial Group, Inc.	249,600	5,333,109
Sumitomo Mitsui Trust Group, Inc.	14,000	335,089
Sumitomo Realty & Development Co., Ltd.	9,600	324,965
Suntory Beverage & Food, Ltd.	26,700	1,005,360
Suzuki Motor Corporation	69,200	779,184
Sysmex Corporation	43,500	861,028
T&D Holdings, Inc.	22,500	396,693
Taisei CorporationΔ	13,300	584,038
Takeda Pharmaceutical Co., Ltd.	208,236	6,000,027
TDK Corporation	99,500	1,271,046
Terumo Corporation	140,200	2,656,017
TIS, Inc.	14,800	377,796
Tokio Marine Holdings, Inc.	150,500	5,549,604
Tokyo Electric Power Co. Holdings, Inc.*	137,600	610,265
Tokyo Electron, Ltd.	35,500	6,330,918
Tokyo Gas Co., Ltd.	23,400	545,059
Tokyu CorporationΔ	27,000	349,648
TOPPAN Holdings, Inc.	15,000	446,435
Toray Industries, Inc.	527,500	3,115,316
Toyota Industries Corporation	6,500	504,027
Toyota Motor Corporation	838,480	15,070,850
Toyota Tsusho Corporation	30,000	548,511
Trend Micro, Inc.	8,500	504,690
Unicharm Corporation	26,300	947,479
West Japan Railway Co.Δ	18,600	353,240
Yakult Honsha Co., Ltd.	23,000	532,652
Yamaha Motor Co., Ltd.Δ	42,900	386,362
Yaskawa Electric CorporationΔ	11,200	392,072
Yokogawa Electric Corporation	22,800	584,247
ZOZO, Inc.	5,700	207,079
		268,700,256
Jersey — 0.7%
Experian PLC	66,013	3,476,881
Glencore PLC*	868,456	4,973,346

	Shares	Value
WPP PLC	45,700	$468,125
		8,918,352
Luxembourg — 0.1%
ArcelorMittal SA	34,529	904,129
Eurofins Scientific SEΔ	12,824	813,057
		1,717,186
Netherlands — 5.9%
Adyen NV 144A*	1,167	1,827,079
Aegon, Ltd.	118,218	759,329
AerCap Holdings NV	7,600	719,872
Airbus SE	48,921	7,159,898
Akzo Nobel NV	10,566	746,395
Argenx SE*	2,000	1,081,091
Argenx SE (Euronext Brussels Exchange)*	6,029	3,259,821
ASM International NV	2,234	1,473,904
ASML Holding NV	27,091	22,535,937
Euronext NV 144A	4,841	525,477
EXOR NV	6,961	746,247
Ferrari NV	10,866	5,091,822
Ferrovial SEΔ	20,352	874,669
IMCD NV	2,480	430,813
ING Groep NV	200,643	3,640,270
JDE Peet's NV	20,956	437,615
Koninklijke Ahold Delhaize NV	89,313	3,084,964
Koninklijke KPN NV	184,467	753,416
Koninklijke Philips NV*	90,725	2,974,476
NN Group NV	16,401	818,346
OCI NVΔ	10,264	292,622
Prosus NV*	109,409	4,781,422
QIAGEN NV*	24,743	1,118,482
Stellantis NV	165,970	2,298,359
STMicroelectronics NV	37,246	1,112,328
Tenaris SA	20,000	317,438
Universal Music Group NVΔ	64,973	1,699,773
Wolters Kluwer NV	28,290	4,771,724
		75,333,589
New Zealand — 0.2%
Auckland International Airport, Ltd.	81,824	388,312
Fisher & Paykel Healthcare Corporation, Ltd.	50,139	1,111,388
Spark New Zealand, Ltd.	145,344	279,781
Xero, Ltd.*	5,756	594,974
		2,374,455
Norway — 0.6%
Aker BP ASA	14,477	309,852
DNB Bank ASA	34,294	703,269
Equinor ASA	113,781	2,878,509
Gjensidige Forsikring ASA	8,027	150,150
Kongsberg Gruppen ASA	2,955	288,643
Mowi ASA	26,051	467,963
Norsk Hydro ASA	67,659	437,078
Orkla ASA	106,700	1,006,334
Salmar ASA	6,863	359,963
	Shares	Value
Telenor ASA	8,257	$105,629
Yara International ASA	10,434	329,645
		7,037,035
Portugal — 0.1%
EDP SA	154,225	703,389
Galp Energia SGPS SA	27,004	505,443
Jeronimo Martins SGPS SA	19,382	380,584
		1,589,416
Singapore — 1.5%
CapitaLand Ascendas REIT	157,957	349,778
CapitaLand Integrated Commercial Trust REIT	449,753	739,251
Capitaland Investment, Ltd.Δ	174,460	421,805
DBS Group Holdings, Ltd.	143,506	4,249,832
Grab Holdings, Ltd. Class A*	55,000	209,000
Keppel, Ltd.	84,500	434,048
Oversea-Chinese Banking Corporation, Ltd.	265,140	3,103,723
Sea, Ltd. ADR*	28,281	2,666,333
Singapore Airlines, Ltd.	190,850	1,007,479
Singapore Telecommunications, Ltd.	754,500	1,897,125
United Overseas Bank, Ltd.	116,959	2,919,527
Wilmar International, Ltd.	258,000	669,152
		18,667,053
Spain — 2.6%
Acciona SAΔ	827	117,332
ACS Actividades de Construccion y Servicios SA	10,481	483,773
Aena SME SA 144A	3,930	863,325
Amadeus IT Group SA	28,463	2,061,363
Banco Bilbao Vizcaya Argentaria SAΔ	426,478	4,606,932
Banco Santander SA	1,096,523	5,618,439
CaixaBank SA	262,455	1,566,317
Cellnex Telecom SA 144A*	23,895	968,770
EDP Renovaveis SA	19,128	333,761
Endesa SA	13,556	296,156
Grifols SAΔ*	31,106	353,514
Iberdrola SA	468,636	7,244,712
Industria de Diseno Textil SA	97,714	5,787,257
Redeia Corporation SAΔ	23,715	461,045
Repsol SA	35,615	469,736
Telefonica SAΔ	320,126	1,566,085
		32,798,517
Sweden — 3.0%
Alfa Laval AB	14,717	707,534
Assa Abloy AB, B SharesΔ	75,283	2,536,278
Atlas Copco AB, A Shares	146,397	2,837,234
Atlas Copco AB, B Shares	218,000	3,740,413
Boliden AB	12,271	416,465
Epiroc AB, A SharesΔ	31,158	674,866
Epiroc AB, B Shares	20,075	380,678
EQT ABΔ	12,795	439,226
Essity AB, B Shares	59,852	1,867,603
Fastighets AB Balder, B SharesΔ*	28,806	253,328

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Getinge AB, B Shares	12,152	$261,532
H & M Hennes & Mauritz AB, B SharesΔ	42,435	722,737
Hexagon AB, B Shares	134,111	1,444,519
Industrivarden AB, A Shares	1,009	37,316
Industrivarden AB, C SharesΔ	18,571	683,849
Investment AB Latour, B Shares	9,171	286,531
Investor AB, B Shares	227,431	7,008,562
L E Lundbergforetagen AB, B SharesΔ	5,888	337,198
Nibe Industrier AB, B SharesΔ	74,413	407,833
Sagax AB, B SharesΔ	11,741	334,371
Sandvik AB	81,379	1,821,029
Securitas AB, B SharesΔ	23,710	300,995
Skandinaviska Enskilda Banken AB, A Shares	129,780	1,986,702
Skanska AB, B SharesΔ	13,311	277,471
SKF AB, B Shares	17,959	357,723
Svenska Cellulosa AB SCA, B SharesΔ	49,432	720,682
Svenska Handelsbanken AB, A Shares	80,926	831,268
Swedbank AB, A Shares	41,659	884,240
Swedish Orphan Biovitrum AB*	26,881	865,520
Tele2 AB, B SharesΔ	37,286	421,842
Telefonaktiebolaget LM Ericsson, B Shares	166,228	1,256,094
Telia Co. AB	126,527	409,138
Volvo AB, B Shares	100,875	2,668,365
		38,179,142
Switzerland — 10.1%
ABB, Ltd.	149,385	8,666,665
Alcon, Inc.	67,578	6,763,223
Bachem Holding AG Class BΔ	3,310	279,038
Baloise Holding AG	2,546	520,641
Barry Callebaut AGΔ	404	747,981
Chocoladefabriken Lindt & Spruengli AG	65	838,495
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	1,018,965
Cie Financiere Richemont SA	40,877	6,491,443
Clariant AGΔ*	4,630	70,173
Coca-Cola HBC AG CDI*	53,299	1,900,230
DSM-Firmenich AG	9,526	1,314,658
EMS-Chemie Holding AG	227	190,733
Geberit AG	1,229	802,299
Givaudan SAΔ	396	2,172,673
Holcim, Ltd.*	30,626	2,999,292
Julius Baer Group, Ltd.	11,052	666,479
Kuehne + Nagel International AG	1,928	526,765
Logitech International SA	9,124	817,153
Lonza Group AG	9,846	6,248,111
Nestle SA	180,778	18,166,822
Novartis AG	155,055	17,853,402
Partners Group Holding AG	837	1,261,925
Roche Holding AG	57,691	18,462,115
Roche Holding AG (Swiss Exchange)	2,216	758,665
Sandoz Group AG	64,284	2,678,901
SGS SA	4,921	549,486
	Shares	Value
SIG Group AGΔ*	6,984	$155,708
Sika AG	5,090	1,687,159
Sonova Holding AG	4,089	1,472,839
Straumann Holding AGΔ	13,370	2,187,001
Swatch Group AG (The)Δ	13,947	597,718
Swiss Life Holding AG	1,032	863,535
Swiss Prime Site AG	4,457	499,513
Swiss Re AG	16,099	2,227,771
Swisscom AG	891	582,277
Temenos AG	3,832	268,294
UBS Group AG	192,874	5,968,303
VAT Group AG 144A	1,112	568,675
Zurich Insurance Group AG	12,598	7,611,208
		127,456,334
United Kingdom — 13.4%
3i Group PLC	66,813	2,959,716
Admiral Group PLC	8,048	299,989
Anglo American PLC	97,180	3,158,905
Antofagasta PLC	23,560	635,057
Ashtead Group PLC	30,479	2,361,538
Associated British Foods PLC	48,376	1,511,880
Auto Trader Group PLC 144AΔ	54,162	629,643
Aviva PLC	188,579	1,221,381
BAE Systems PLC	272,243	4,519,799
Barclays PLC	1,098,843	3,301,564
Barratt Developments PLC	90,118	578,162
Berkeley Group Holdings PLC	14,611	924,166
BP PLC	1,399,495	7,299,119
BT Group PLCΔ	253,308	502,074
Bunzl PLC	26,142	1,238,060
Centrica PLC	350,000	547,450
CK Hutchison Holdings, Ltd.	212,500	1,204,815
CK Infrastructure Holdings, Ltd.	35,000	238,103
Coca-Cola Europacific Partners PLC	46,506	3,662,347
Compass Group PLC	173,434	5,560,239
Croda International PLC	8,431	476,370
Haleon PLC	681,639	3,566,677
Halma PLC	38,546	1,347,779
Hargreaves Lansdown PLCΔ	23,678	352,879
Hikma Pharmaceuticals PLC	41,006	1,049,329
HSBC Holdings PLC	1,466,177	13,153,110
Informa PLC	57,112	628,091
InterContinental Hotels Group PLCΔ	22,571	2,457,986
Intertek Group PLC	16,272	1,125,005
J Sainsbury PLCΔ	118,172	467,647
JD Sports Fashion PLC	259,615	535,311
Kingfisher PLC	252,818	1,091,098
Land Securities Group PLC REIT	93,472	814,808
Legal & General Group PLC	335,080	1,015,556
Lloyds Banking Group PLC	6,085,048	4,784,630
London Stock Exchange Group PLC	40,951	5,606,645
M&G PLCΔ	174,268	483,394
Mondi PLC	44,958	857,597
National Grid PLC	502,050	6,939,841
NatWest Group PLC	356,433	1,650,055
Next PLC	15,694	2,055,859

	Shares	Value
Pearson PLC	41,042	$557,941
Persimmon PLC	15,563	342,478
Phoenix Group Holdings PLCΔ	52,209	391,060
Prudential PLC	209,227	1,941,050
Reckitt Benckiser Group PLC	86,635	5,300,692
RELX PLC	190,929	9,014,966
Rentokil Initial PLC	164,319	803,499
Rio Tinto PLC	108,199	7,680,790
Rolls-Royce Holdings PLC*	802,696	5,681,075
Sage Group PLC (The)	115,730	1,589,695
Schroders PLC	111,805	523,891
Segro PLC REIT	82,405	965,828
Severn Trent PLCΔ	25,238	893,514
Shell PLC	490,445	15,910,889
Smith & Nephew PLC	86,838	1,347,806
Smiths Group PLC	48,466	1,089,178
Spirax Group PLC	6,430	648,176
SSE PLC	63,689	1,605,243
Standard Chartered PLC	147,424	1,563,576
Taylor Wimpey PLC	203,676	448,023
Tesco PLC	610,319	2,930,330
Unilever PLC	198,223	12,851,451
United Utilities Group PLC	72,451	1,015,786
Vodafone Group PLC	1,287,411	1,290,240
Whitbread PLC	28,617	1,201,301
		170,402,152
Total Foreign Common Stocks (Cost $968,301,106)		1,185,972,072
FOREIGN PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische MotorenWerke AG 8.11%◊	7,785	646,056
	Shares	Value
Dr. Ing hc F Porsche AG 3.23% 144A◊	6,210	$496,266
Henkel AG & Co. KGaA 2.19%◊	13,912	1,307,725
Porsche Automobil Holding SE 6.24%◊	6,933	317,650
Sartorius AG 0.29%◊	2,399	674,550
Volkswagen AG 9.55%◊	11,005	1,168,869
Total Foreign Preferred Stocks (Cost $5,328,663)		4,611,116
MONEY MARKET FUNDS — 9.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	60,484,769	60,484,769
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	61,554,104	61,554,104
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	3,770,339	3,770,339
Total Money Market Funds (Cost $125,809,212)		125,809,212
TOTAL INVESTMENTS — 103.7% (Cost $1,099,438,981)		1,316,392,400
Liabilities in Excess of Other Assets — (3.7)%		(46,959,794)
NET ASSETS — 100.0%		$1,269,432,606
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2024	532	$66,175,480	$1,131,639
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.6%
Communication Services — 0.5%
Spotify Technology SA*	16,580	$6,110,227
Consumer Discretionary — 0.8%
Coupang, Inc.*	217,510	5,339,871
MercadoLibre, Inc.*	2,320	4,760,547
		10,100,418
Financials — 1.6%
Arch Capital Group, Ltd.*	59,850	6,696,018
Axis Capital Holdings, Ltd.	57,253	4,557,911
Everest Group, Ltd.	23,353	9,150,406
		20,404,335
Industrials — 0.3%
Ferguson Enterprises, Inc.	20,500	4,028,899
Information Technology — 0.4%
Atlassian Corporation Class A*	19,590	3,111,088
EPAM Systems, Inc.*	9,830	1,956,465
		5,067,553
Total Common Stocks (Cost $37,341,367)		45,711,432
FOREIGN COMMON STOCKS — 88.5%
Australia — 1.4%
AGL Energy, Ltd.	43,391	354,523
ANZ Group Holdings, Ltd.	176,648	3,712,421
ASX, Ltd.	1,363	60,115
Bellevue Gold, Ltd.Δ*	549,940	497,658
BHP Group, Ltd.	2,392	74,262
BlueScope Steel, Ltd.	3,679	56,160
Brambles, Ltd.	5,569	73,098
Cochlear, Ltd.	598	116,371
Computershare, Ltd.	36,605	638,130
Dexus REIT	33,004	172,204
Fortescue, Ltd.	32,463	457,877
Goodman Group REIT	93,797	2,392,670
GPT Group (The) REIT	62,123	213,009
Harvey Norman Holdings, Ltd.	26,976	92,001
IGO, Ltd.	137,988	554,166
Incitec Pivot, Ltd.	100,555	215,213
JB Hi-Fi, Ltd.	5,671	312,113
Mirvac Group REIT	210,421	311,247
Orora, Ltd.	166,146	312,299
Pro Medicus, Ltd.	5,318	654,564
Qantas Airways, Ltd.*	50,506	257,807
QBE Insurance Group, Ltd.	62,324	711,649
Rio Tinto, Ltd.	2,838	251,008
Scentre Group REIT	110,542	277,891
Stockland REITΔ	563,264	2,031,609
Vicinity Centres REIT	199,290	303,645
Westpac Banking Corporation	82,000	1,791,906
Whitehaven Coal, Ltd.	112,886	559,844
Worley, Ltd.	5,984	60,984
		17,516,444
Austria — 0.3%
BAWAG Group AG 144A*	33,211	2,573,088
	Shares	Value
Erste Group Bank AG	13,111	$718,463
		3,291,551
Belgium — 1.0%
Ageas SA/NV	1,606	85,695
Groupe Bruxelles Lambert NV	246	19,169
KBC Group NV	76,958	6,122,627
Liberty Global, Ltd. Class A*	203,531	4,296,539
Proximus SADP	14,677	114,364
UCB SA	12,845	2,318,742
		12,957,136
Brazil — 0.6%
Lojas Renner SA*	780,113	2,577,608
NU Holdings, Ltd. Class A*	382,425	5,220,101
		7,797,709
Canada — 3.4%
Agnico Eagle Mines, Ltd.	52,277	4,211,435
Alimentation Couche-Tard, Inc.	45,711	2,527,126
Barrick Gold Corporation	93,211	1,853,951
Canadian National Railway Co.Δ	65,316	7,651,769
Canadian Natural Resources, Ltd.	105,480	3,502,611
Canadian Pacific Kansas City, Ltd.	76,100	6,509,594
First Quantum Minerals, Ltd.*	44,185	602,441
Lundin Mining CorporationΔ	106,164	1,112,310
Methanex Corporation	13,653	564,109
Shopify, Inc. Class A*	17,827	1,428,656
Toronto-Dominion Bank (The)	135,993	8,599,299
Waste Connections, Inc.	23,680	4,234,458
		42,797,759
China — 0.4%
Baidu, Inc. Class A*	249,318	3,277,937
Meituan Class B 144A*	96,400	2,047,091
		5,325,028
Denmark — 0.3%
AP Moeller - Maersk A/S Class B	132	222,128
Danske Bank A/S	27,822	836,850
Demant A/S*	877	34,143
Genmab A/S*	3,283	795,910
ISS A/S	45,279	903,676
Pandora A/S	2,654	437,427
Vestas Wind Systems A/S*	34,260	753,847
		3,983,981
Finland — 0.2%
Fortum OYJ	39,511	650,165
Nokia OYJ	20,164	88,040
Nokian Renkaat OYJΔ	36,539	360,350
Nordea Bank Abp	26,493	312,756
UPM-Kymmene OYJ	11,195	374,747
Wartsila OYJ Abp	5,374	120,252
		1,906,310
France — 10.9%
Accor SA	33,703	1,465,067
Air Liquide SA	59,338	11,458,775

	Shares	Value
Arkema SA	7,643	$727,986
AXA SA	50,329	1,937,509
Ayvens SA 144AΔ	49,886	351,800
BNP Paribas SA	2,638	181,024
Bureau Veritas SA	192,028	6,370,837
Capgemini SE	80,231	17,321,924
Cie Generale des Etablissements Michelin SCA	46,660	1,895,016
Danone SA	105,212	7,663,590
Dassault Aviation SA	5,412	1,117,514
Edenred SE	9,891	374,628
Engie SA	569,389	9,845,994
Hermes International SCA	1,392	3,427,601
JCDecaux SE*	59,519	1,332,919
Klepierre REIT	84,789	2,778,195
L’Oreal SA	37,029	16,608,873
Legrand SA	17,959	2,068,982
Renault SA	41,205	1,791,299
Safran SA	44,080	10,373,038
Schneider Electric SE	86,399	22,775,462
SCOR SE	108,741	2,432,551
Societe Generale SA	42,723	1,064,626
TotalEnergies SE	168,955	10,971,153
Valeo SE	66,576	805,570
Vinci SA	16,126	1,885,075
		139,027,008
Germany — 9.1%
adidas AG	37,130	9,838,955
Allianz SE	11,892	3,911,507
BASF SE	6,207	328,989
Bayerische Motoren Werke AG	37,295	3,298,242
Beiersdorf AG	90,054	13,554,915
BioNTech SE ADR*	43,838	5,206,639
Brenntag SE	18,979	1,416,641
Commerzbank AG	88,234	1,627,428
Daimler Truck Holding AG	164,468	6,175,338
Deutsche Bank AG	63,875	1,105,784
Deutsche Boerse AG	75,751	17,783,966
Deutsche Post AG	146,876	6,551,652
Deutsche Telekom AG	124,776	3,664,578
E.ON SE	47,408	705,997
Evonik Industries AG	9,802	229,459
Fresenius SE & Co. KGaA*	3,215	122,654
HeidelbergCement AG	822	89,549
Infineon Technologies AG	7,457	261,800
Mercedes-Benz Group AG	31,527	2,042,924
Muenchener Rueckversicherungs-Gesellschaft AG	1,723	949,450
Rheinmetall AG	3,867	2,102,202
RWE AG	66,191	2,411,525
SAP SE	90,734	20,753,826
Siemens AG	36,026	7,288,347
Siemens Energy AG*	1,937	71,514
Talanx AG	22,371	1,885,759
TeamViewer AG 144A*	25,152	321,128
thyssenkrupp AG	201,176	779,431
	Shares	Value
United Internet AG	10,958	$225,411
Vonovia SE	4,825	176,144
Zalando SE 144A*	29,014	958,968
		115,840,722
Guatemala — 0.0%
Millicom International Cellular SA SDR*	3,332	90,529
Hong Kong — 2.8%
AIA Group, Ltd.	1,756,140	15,336,120
Alibaba Group Holding, Ltd.	337,206	4,481,058
Hong Kong Exchanges and Clearing, Ltd.	46,400	1,895,457
Techtronic Industries Co., Ltd.	79,000	1,179,345
Tencent Holdings, Ltd.	232,400	12,922,577
		35,814,557
India — 1.6%
HDFC Bank, Ltd.	448,254	9,231,489
HDFC Bank, Ltd. ADR	103,532	6,476,962
ICICI Bank, Ltd. ADR	177,438	5,296,524
		21,004,975
Ireland — 5.1%
AIB Group PLC	158,389	907,302
Aon PLC Class A	24,095	8,336,629
Bank of Ireland Group PLC	269,422	3,008,776
CRH PLC	25,663	2,379,987
ICON PLC*	28,270	8,122,254
James Hardie Industries PLC CDI*	33,399	1,327,197
Kerry Group PLC Class A	60,602	6,280,084
Linde PLC	9,160	4,368,037
Medtronic PLC	82,390	7,417,572
Ryanair Holdings PLC ADRΔ	272,885	12,328,944
STERIS PLC	20,020	4,855,651
Willis Towers Watson PLC	20,837	6,137,121
		65,469,554
Israel — 0.9%
Check Point Software Technologies, Ltd.*	27,146	5,234,020
CyberArk Software, Ltd.*	1,268	369,762
Monday.com, Ltd.*	17,240	4,788,755
Wix.com, Ltd.*	5,011	837,689
		11,230,226
Italy — 0.9%
Banca Monte dei Paschi di Siena SpA	174,600	1,009,080
Banco BPM SpA	61,174	413,319
DiaSorin SpA	9,650	1,128,341
Enel SpA	18,659	149,044
Eni SpA	43,565	662,952
Eurogroup Laminations SpAΔ	46,922	178,606
FinecoBank Banca Fineco SpA	109,240	1,874,773
Intesa Sanpaolo SpA	163,427	699,582
Leonardo SpA	4,600	102,954
Pirelli & C SpA 144A	16,697	101,397
Poste Italiane SpA 144A	62,817	882,148
Stevanato Group SpAΔ	24,706	494,120

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
UniCredit SpA	83,159	$3,650,816
Unipol Gruppo SpA	51,652	614,766
		11,961,898
Japan — 17.6%
Advantest Corporation	43,995	2,069,141
Aeon Co., Ltd.Δ	7,500	203,702
Ajinomoto Co., Inc.	11,800	456,683
Alfresa Holdings Corporation	4,000	63,272
Asahi Kasei Corporation	38,200	289,609
Asics Corporation	56,900	1,195,363
Bandai Namco Holdings, Inc.	12,100	276,100
Bridgestone Corporation	8,800	339,837
Brother Industries, Ltd.	12,000	235,349
Canon, Inc.	17,900	589,542
Capcom Co., Ltd.	8,400	195,923
Central Japan Railway Co.	11,300	260,918
Chugai Pharmaceutical Co., Ltd.	70,800	3,431,754
Concordia Financial Group, Ltd.	55,400	309,241
Cosmo Energy Holdings Co., Ltd.	5,500	303,417
Cosmos Pharmaceutical Corporation	1,000	51,818
CyberAgent, Inc.	17,000	120,854
Dai-ichi Life Holdings, Inc.	14,900	386,616
Daiichi Sankyo Co., Ltd.	146,900	4,852,453
Daikin Industries, Ltd.	80,700	11,327,134
Daito Trust Construction Co., Ltd.	45,305	5,518,422
Daiwa House Industry Co., Ltd.	18,690	588,286
Denso Corporation	29,800	447,936
Dentsu Group, Inc.Δ	6,100	188,014
Disco Corporation	2,500	658,569
DMG Mori Co., Ltd.	2,000	42,660
East Japan Railway Co.	12,900	256,013
Ebara Corporation	2,400	39,338
Eisai Co., Ltd.	114,384	4,263,658
ENEOS Holdings, Inc.	61,500	336,723
FANUC Corporation	60,158	1,766,865
Fast Retailing Co., Ltd.	2,100	696,774
Fuji Electric Co., Ltd.	5,800	351,441
FUJIFILM Holdings Corporation	14,900	385,715
Fujikura, Ltd.	16,600	564,069
Fujitsu, Ltd.	91,800	1,887,355
Fukuoka Financial Group, Inc.	5,100	132,053
GMO Payment Gateway, Inc.	2,700	164,304
Hakuhodo DY Holdings, Inc.	67,000	549,017
Hankyu Hanshin Holdings, Inc.	10,300	318,183
Hitachi Construction Machinery Co., Ltd.Δ	10,100	247,552
Hitachi, Ltd.	112,200	2,975,245
Honda Motor Co., Ltd.	190,700	2,035,979
Hoya Corporation	58,800	8,144,009
Ibiden Co., Ltd.	4,200	129,809
Inpex Corporation	30,600	414,287
Isuzu Motors, Ltd.	153,500	2,092,998
ITOCHU Corporation	47,000	2,533,069
Japan Airlines Co., Ltd.	19,500	341,047
Japan Post Bank Co., Ltd.	24,200	227,172
Japan Post Holdings Co., Ltd.	33,800	324,113
	Shares	Value
Japan Real Estate Investment Corporation REIT	83	$329,975
JFE Holdings, Inc.	40,962	550,701
Kansai Electric Power Co., Inc. (The)	69,300	1,148,500
Kansai Paint Co., Ltd.	2,700	48,227
Kao Corporation	6,800	336,101
Kawasaki Kisen Kaisha, Ltd.	5,705	88,938
KDDI Corporation	82,400	2,639,890
Keyence Corporation	6,232	2,986,762
Koito Manufacturing Co., Ltd.Δ	54,287	755,292
Komatsu, Ltd.	33,200	929,425
Konami Holdings Corporation	1,900	193,759
Kubota CorporationΔ	446,953	6,381,789
Kyocera Corporation	26,500	309,711
Lasertec CorporationΔ	3,900	650,234
LY Corporation	45,000	131,166
M3, Inc.Δ	32,500	325,454
Makita Corporation	42,100	1,422,204
Marubeni Corporation	20,800	343,654
MatsukiyoCocokara & Co.Δ	13,600	224,065
Mazda Motor Corporation	79,735	609,218
MEIJI Holdings Co., Ltd.	11,500	287,643
MINEBEA MITSUMI, Inc.	148,441	2,934,153
MISUMI Group, Inc.	54,300	984,946
Mitsubishi Chemical Group Corporation	57,400	369,222
Mitsubishi Corporation	119,700	2,487,349
Mitsubishi Electric Corporation	57,700	935,949
Mitsubishi Estate Co., Ltd.	25,569	403,844
Mitsubishi Gas Chemical Co., Inc.	6,039	117,747
Mitsubishi Heavy Industries, Ltd.	513,300	7,670,754
Mitsubishi Motors Corporation	107,700	293,021
Mitsubishi UFJ Financial Group, Inc.	480,644	4,935,541
Mitsui & Co., Ltd.	99,900	2,234,167
Mitsui Chemicals, Inc.Δ	11,000	293,833
Mitsui Fudosan Co., Ltd.	257,342	2,424,896
Mizuho Financial Group, Inc.	66,700	1,378,745
MS&AD Insurance Group Holdings, Inc.	124,700	2,930,972
Murata Manufacturing Co., Ltd.	29,400	581,788
Musashi Seimitsu Industry Co., Ltd.	17,600	243,106
NEC Corporation	5,000	482,832
Nexon Co., Ltd.	7,100	141,090
NGK Insulators, Ltd.	15,009	197,400
Nidec Corporation	10,400	218,952
Nintendo Co., Ltd.	16,900	903,329
Nippon Building Fund, Inc. REIT	55	50,398
NIPPON EXPRESS HOLDINGS, INC.	5,194	273,551
Nippon Steel CorporationΔ	22,646	507,545
Nippon Telegraph & Telephone Corporation	371,700	381,061
Nippon Yusen KKΔ	6,600	242,428
Nisshin Seifun Group, Inc.	22,800	288,578
Nitori Holdings Co., Ltd.Δ	1,400	208,435
Nomura Holdings, Inc.	179,700	937,852
Obic Co., Ltd.	8,000	280,674

	Shares	Value
Olympus CorporationΔ	16,300	$309,852
Omron Corporation	5,200	237,742
Oracle Corporation	5,800	598,813
Oriental Land Co., Ltd.	15,800	408,705
ORIX Corporation	38,700	905,536
Osaka Gas Co., Ltd.	12,800	288,667
Otsuka Corporation	9,100	224,742
Otsuka Holdings Co., Ltd.Δ	67,000	3,805,541
Panasonic Holdings Corporation	99,200	871,448
Persol Holdings Co., Ltd.	537,900	969,366
Rakuten Bank, Ltd.*	44,100	1,004,492
Recruit Holdings Co., Ltd.	65,532	3,981,227
Renesas Electronics CorporationΔ	78,834	1,144,092
Resonac Holdings Corporation	21,100	548,421
Ryohin Keikaku Co., Ltd.	52,800	969,556
Sansan, Inc.Δ*	44,065	662,980
Santen Pharmaceutical Co., Ltd.	8,400	101,970
SCREEN Holdings Co., Ltd.	1,100	77,354
Secom Co., Ltd.	10,000	369,891
Sekisui Chemical Co., Ltd.	24,000	375,258
Sekisui House, Ltd.	60,000	1,665,941
Seven & i Holdings Co., Ltd.	141,201	2,126,156
Shimamura Co., Ltd.	12,572	686,755
Shimano, Inc.	1,100	209,405
Shin-Etsu Chemical Co., Ltd.	22,200	927,747
Shionogi & Co., Ltd.	64,500	924,555
Shiseido Co., Ltd.Δ	5,500	149,582
SMC CorporationΔ	17,800	7,960,527
Socionext, Inc.	10,000	198,907
SoftBank Corporation	1,326,000	1,731,213
SoftBank Group CorporationΔ	18,800	1,115,145
Sohgo Security Services Co., Ltd.	19,445	141,515
Sojitz Corporation	34,660	821,222
Sompo Holdings, Inc.	202,461	4,563,634
Sony Group Corporation	606,140	11,775,842
Square Enix Holdings Co., Ltd.	35,200	1,397,362
Stanley Electric Co., Ltd.	10,900	204,310
Sumitomo Corporation	41,679	935,946
Sumitomo Electric Industries, Ltd.	42,000	681,983
Sumitomo Metal Mining Co., Ltd.	4,800	144,050
Sumitomo Mitsui Financial Group, Inc.	57,000	1,217,898
Sumitomo Mitsui Trust Group, Inc.	327,098	7,829,071
Sumitomo Realty & Development Co., Ltd.	3,555	120,339
Suntory Beverage & Food, Ltd.	7,800	293,701
Suzuki Motor Corporation	494,772	5,571,079
Sysmex Corporation	11,800	233,566
T&D Holdings, Inc.	79,100	1,394,596
Taiyo Yuden Co., Ltd.	1,700	35,009
Takeda Pharmaceutical Co., Ltd.	20,900	602,204
TDK Corporation	115,830	1,479,651
Terumo Corporation	500,600	9,483,611
THK Co., Ltd.	11,880	210,148
Timee, Inc.Δ*	46,924	429,001
Tokio Marine Holdings, Inc.	42,500	1,567,164
Tokyo Electron, Ltd.	24,611	4,389,020
	Shares	Value
Tokyo Gas Co., Ltd.	9,600	$223,614
Tokyu CorporationΔ	18,000	233,099
Toyo Suisan Kaisha, Ltd.	4,800	315,144
Toyota Motor Corporation	137,300	2,467,832
Toyota Tsusho Corporation	14,731	269,337
Trend Micro, Inc.	26,500	1,573,447
Unicharm CorporationΔ	5,000	180,129
USS Co., Ltd.	26,200	248,690
Welcia Holdings Co., Ltd.	48,500	689,087
Yakult Honsha Co., Ltd.Δ	14,200	328,855
Yamaha Corporation	49,500	428,057
Yamaha Motor Co., Ltd.Δ	453,844	4,087,368
ZOZO, Inc.	8,700	316,068
		225,040,502
Jersey — 2.0%
CVC Capital Partners PLC 144A*	66,730	1,490,810
Experian PLC	405,104	21,336,686
Glencore PLC*	316,419	1,812,022
WPP PLC	114,817	1,176,120
		25,815,638
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV ADR	27,447	2,709,293
Grupo Financiero Banorte SAB de CV Series O	432,085	3,075,287
Wal-Mart de Mexico SAB de CV	1,375,758	4,151,030
		9,935,610
Netherlands — 4.9%
Adyen NV 144AΔ*	4,662	7,298,921
Akzo Nobel NV	85,953	6,071,824
Arcadis NV	3,311	229,576
Argenx SE*	2,128	1,150,281
Argenx SE (Euronext Brussels Exchange)*	5,931	3,206,834
ASM International NV	11,589	7,645,957
ASML Holding NV	9,213	7,663,932
ASML Holding NV (NASDAQ Exchange)	6,850	5,707,762
Euronext NV 144A	39,771	4,317,027
EXOR NV	1,785	191,359
Ferrari NV	17,998	8,433,887
IMCD NV	5,952	1,033,952
ING Groep NV	21,380	387,898
Koninklijke Ahold Delhaize NV	2,038	70,395
Koninklijke KPN NV	37,319	152,421
Koninklijke Philips NV*	5,079	166,518
NN Group NV	16,785	837,506
Prosus NV*	98,880	4,321,281
QIAGEN NV*	44,335	2,004,118
SBM Offshore NV	8,768	160,276
Signify NV 144A	16,416	387,246
Wolters Kluwer NV	6,794	1,145,956
		62,584,927

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
New Zealand — 0.1%
Xero, Ltd.*	15,249	$1,576,227
Norway — 0.1%
DNB Bank ASA	1,959	40,173
Kongsberg Gruppen ASA	7,151	698,506
Norsk Hydro ASA	10,139	65,498
Telenor ASA	13,488	172,547
TOMRA Systems ASA	14,116	207,485
		1,184,209
Peru — 0.3%
Credicorp, Ltd.	20,576	3,723,639
Portugal — 0.6%
Galp Energia SGPS SA	428,234	8,015,403
Singapore — 1.6%
CapitaLand Integrated Commercial Trust REIT	112,569	185,028
Grab Holdings, Ltd. Class A*	429,641	1,632,636
Sea, Ltd. ADR*	77,711	7,326,593
Singapore Exchange, Ltd.	515,205	4,565,101
Singapore Telecommunications, Ltd.	806,800	2,028,628
United Overseas Bank, Ltd.	161,200	4,023,870
Yangzijiang Shipbuilding Holdings, Ltd.	219,200	418,364
		20,180,220
South Korea — 1.4%
Hana Financial Group, Inc.	91,032	4,084,783
KB Financial Group, Inc.	137,262	8,469,382
Samsung Electronics Co., Ltd. GDR	4,511	5,299,565
		17,853,730
Spain — 1.2%
Amadeus IT Group SA	129,686	9,392,189
Bankinter SA	243,177	2,146,753
Industria de Diseno Textil SA	43,589	2,581,623
Puig Brands SA Class B*	23,997	551,562
		14,672,127
Sweden — 0.4%
Atlas Copco AB, B Shares	9,342	160,289
Boliden AB	4,873	165,384
Electrolux AB, B Shares*	66,551	646,394
Getinge AB, B Shares	17,428	375,080
H & M Hennes & Mauritz AB, B Shares	13,649	232,464
Investor AB, B Shares	13,332	410,842
Sandvik AB	53,883	1,205,747
SKF AB, B Shares	7,952	158,395
SSAB AB, B Shares	67,788	347,087
Svenska Handelsbanken AB, A Shares	3,242	33,302
Swedbank AB, A Shares	22,101	469,108
Telefonaktiebolaget LM Ericsson, B Shares	8,432	63,716
Volvo AB, B Shares	37,020	979,260
Volvo Car AB, B Shares*	42,804	117,839
		5,364,907
	Shares	Value
Switzerland — 9.7%
ABB, Ltd.	25,860	$1,500,284
Adecco Group AG	3,908	133,280
Barry Callebaut AGΔ	2,231	4,130,560
Chubb, Ltd.	40,921	11,801,207
Cie Financiere Richemont SA	86,235	13,694,488
DKSH Holding AG	2,253	179,201
DSM-Firmenich AG	5,082	701,353
Galderma Group AG*	24,651	2,289,323
Givaudan SA	7	38,406
Holcim, Ltd.*	27,226	2,666,320
Logitech International SA	12,496	1,119,152
Lonza Group AG	2,181	1,384,027
Nestle SA	154,844	15,560,651
Novartis AG	150,617	17,342,400
Roche Holding AG	58,176	18,617,323
Sandoz Group AG	2,759	114,976
Sika AG	22,534	7,469,244
Tecan Group AG	3,566	1,171,860
UBS Group AG	525,175	16,251,042
Zurich Insurance Group AG	12,966	7,833,539
		123,998,636
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	305,000	9,197,017
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	96,129	16,694,724
		25,891,741
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	1
United Kingdom — 6.9%
3i Group PLC	135,800	6,015,737
Allfunds Group PLC	119,414	734,885
Anglo American PLC	51,511	1,674,402
BAE Systems PLC	421,969	7,005,560
Beazley PLC	178,805	1,825,989
BP PLC ADR	137,251	4,308,309
BT Group PLCΔ	642,977	1,274,425
Compass Group PLC	566,979	18,177,167
Croda International PLC	9,750	550,897
Haleon PLC	1,573,816	8,234,994
HSBC Holdings PLC	413,410	3,708,711
IMI PLC	60,233	1,465,478
Inchcape PLC	82,108	877,255
Informa PLC	255,259	2,807,217
Intermediate Capital Group PLC	33,023	986,131
London Stock Exchange Group PLC	17,840	2,442,493
National Grid PLC	284,244	3,929,107
Next PLC	10,832	1,418,954
Rio Tinto PLC	6,866	487,401
Rolls-Royce Holdings PLC*	271,210	1,919,487
Rotork PLC	37,701	168,831
Schroders PLC	1	5
Shell PLC	166,288	5,394,672

	Shares	Value
Subsea 7 SA	1,867	$30,148
Tesco PLC	576,595	2,768,411
Trainline PLC 144A*	157,403	698,073
Unilever PLC	130,498	8,460,616
Wise PLC Class A*	65,770	591,380
		87,956,735
Total Foreign Common Stocks (Cost $952,178,694)		1,129,809,639
FOREIGN PREFERRED STOCKS — 0.5%
Brazil — 0.3%
Itau Unibanco Holding SA 3.12%◊	530,204	3,531,968
Germany — 0.2%
Henkel AG & Co. KGaA 2.19%◊	34,703	3,262,076
Porsche Automobil Holding SE 6.24%◊	1,561	71,521
		3,333,597
Total Foreign Preferred Stocks (Cost $5,718,654)		6,865,565
	Shares	Value
MONEY MARKET FUNDS — 6.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	25,111,386	$25,111,386
Northern Institutional U.S. Government Portfolio (Shares), 4.75%Ø	55	55
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	49,950,251	49,950,251
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	12,827,282	12,827,282
Total Money Market Funds (Cost $87,888,974)		87,888,974
TOTAL INVESTMENTS — 99.5% (Cost $1,083,127,689)		1,270,275,610
Other Assets in Excess of Liabilities — 0.5%		5,841,100
NET ASSETS — 100.0%		$1,276,116,710
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	10/2024	(23)	$(1,958,460)	$(12,389)
IBEX 35 Index	10/2024	69	9,133,469	88,287
OMXS30 Index	10/2024	271	7,006,585	135,402
MSCI Singapore Index	10/2024	35	935,149	(2,044)
Hang Seng Index	10/2024	(12)	(1,642,275)	(37,585)
Topix Index®	12/2024	(2)	(368,412)	(8,577)
ASX SPI 200 Index	12/2024	16	2,296,942	29,421
S&P/TSX 60 Index	12/2024	11	2,349,573	7,566
DAX Index	12/2024	(1)	(542,744)	(14,919)
FTSE 100 Index	12/2024	29	3,213,580	(28,646)
FTSE/MIB Index	12/2024	83	15,731,031	163,942
MSCI EAFE Index	12/2024	310	38,560,900	699,763
Total Futures Contracts outstanding at September 30, 2024			$74,715,338	$1,020,221
Forward Foreign Currency Contracts outstanding at September 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/24	British Pounds	31,799,000	U.S. Dollars	41,817,531	CITI	$688,248
12/18/24	Swedish Kronor	214,958,333	U.S. Dollars	21,105,680	CITI	144,971
12/18/24	Australian Dollars	8,519,000	U.S. Dollars	5,762,207	CITI	132,161
12/18/24	Japanese Yen	2,200,000,000	U.S. Dollars	15,391,882	CITI	85,294
12/18/24	Euro	30,943,250	U.S. Dollars	34,486,849	CITI	70,474
12/18/24	U.S. Dollars	17,126,484	Swiss Francs	14,310,837	CITI	65,417
12/18/24	New Zealand Dollars	2,882,000	U.S. Dollars	1,774,030	CITI	57,145

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/24	Norwegian Kroner	38,810,500	U.S. Dollars	3,624,138	CITI	$55,094
12/18/24	U.S. Dollars	7,371,382	Japanese Yen	1,040,000,000	CITI	54,898
12/18/24	Swiss Francs	4,972,000	U.S. Dollars	5,906,161	CITI	21,349
12/18/24	U.S. Dollars	3,702,749	Canadian Dollars	4,975,000	CITI	16,562
12/18/24	U.S. Dollars	4,184,563	Norwegian Kroner	44,000,000	CITI	13,367
12/18/24	Singapore Dollars	1,161,145	U.S. Dollars	895,823	CITI	11,224
12/18/24	Danish Kroner	2,599,000	U.S. Dollars	387,577	CITI	2,149
12/18/24	U.S. Dollars	3,597,869	British Pounds	2,690,000	CITI	2,142
12/18/24	Hong Kong Dollars	19,461,987	U.S. Dollars	2,504,830	CITI	1,319
12/18/24	U.S. Dollars	252,579	Danish Kroner	1,680,000	CITI	659
12/18/24	Israeli Shekels	85,000	U.S. Dollars	22,651	CITI	207
12/18/24	U.S. Dollars	7,895	Israeli Shekels	29,000	CITI	96
12/18/24	U.S. Dollars	21,097	Singapore Dollars	27,000	CITI	6
Subtotal Appreciation						$1,422,782
12/18/24	U.S. Dollars	79,530	Hong Kong Dollars	618,000	CITI	$(50)
12/18/24	Swedish Kronor	6,000,000	U.S. Dollars	593,429	CITI	(272)
12/18/24	U.S. Dollars	40,780	Israeli Shekels	153,000	CITI	(364)
12/18/24	U.S. Dollars	391,165	British Pounds	293,000	CITI	(489)
12/18/24	Danish Kroner	10,183,000	U.S. Dollars	1,528,028	CITI	(1,064)
12/18/24	U.S. Dollars	242,265	Singapore Dollars	312,000	CITI	(1,459)
12/18/24	U.S. Dollars	490,212	Danish Kroner	3,281,000	CITI	(1,782)
12/18/24	Norwegian Kroner	14,810,500	U.S. Dollars	1,409,469	CITI	(5,434)
12/18/24	Israeli Shekels	3,688,000	U.S. Dollars	1,001,245	CITI	(9,495)
12/18/24	Canadian Dollars	4,975,000	U.S. Dollars	3,700,592	CITI	(14,405)
12/18/24	U.S. Dollars	2,554,423	Swedish Kronor	26,000,000	CITI	(15,922)
12/18/24	U.S. Dollars	3,798,672	Euro	3,424,000	CITI	(25,241)
12/18/24	U.S. Dollars	2,927,929	Japanese Yen	420,000,000	CITI	(26,804)
12/18/24	Japanese Yen	250,000,000	U.S. Dollars	1,797,229	CITI	(38,459)
12/18/24	Euro	8,714,750	U.S. Dollars	9,773,583	CITI	(40,978)
12/18/24	U.S. Dollars	18,568,429	Swiss Francs	15,614,163	CITI	(46,434)
12/18/24	U.S. Dollars	5,773,250	Australian Dollars	8,519,000	CITI	(121,117)
12/18/24	U.S. Dollars	25,292,004	New Zealand Dollars	40,408,000	CITI	(382,581)
Subtotal Depreciation						$(732,350)
Total Forward Foreign Currency Contracts outstanding at September 30, 2024						$690,432
Swap Agreements outstanding at September 30, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Financing Index: 1-Day SONIA + 0.45%	MSCI United Kingdom Net Return GBP Index (Monthly)	12/18/2024	GSC	GBP	765,984	$2,128	$—	$2,128
Financing Index: 1-Month STIBOR + 0.19%	MSCI Sweden Net Return SEK Index (Monthly)	12/18/2024	GSC	SEK	656,236	9,848	—	9,848
Financing Index: 1-Month TELBOR + 0.4%	Tel Aviv Interbank Offered Rate (Monthly)	12/18/2024	GSC	ILS	1,017,198	41,546	—	41,546
Financing Index: Euro Short Term Rate + 0.1%	MSCI Spain Net Return EUR Index (Monthly)	12/18/2024	GSC	EUR	2,016,814	22,262	—	22,262
MSCI France Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate + 0.1%	12/18/2024	GSC	EUR	1,265,124	19,598	—	19,598
Subtotal Appreciation						$95,382	$ —	$95,382

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Increase in total return of AEX Index (At Termination)	Decrease in total return of AEX Index (At Termination)	10/18/2024	GSC	EUR	1,824,000	$(22,940)	$—	$(22,940)
Financing Index: 1-Month STIBOR + 0.19%	MSCI Sweden Net Return SEK Index (Monthly)	12/18/2024	GSC	SEK	900,580	(4,616)	—	(4,616)
Financing Index: Euro Short Term Rate + 0.1%	MSCI Spain Net Return EUR Index (Monthly)	12/18/2024	GSC	EUR	593,683	(4,859)	—	(4,859)
MSCI France Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate + 0.1%	12/18/2024	GSC	EUR	2,111,720	(69,045)	—	(69,045)
MSCI Netherlands Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate + 0.15%	12/18/2024	GSC	EUR	552,558	(26,763)	—	(26,763)
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight - 0.04%	12/18/2024	GSC	CHF	3,114,032	(70,238)	—	(70,238)
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	12/20/2024	GSC	CHF	16,722,220	(187,797)	—	(187,797)
Subtotal Depreciation						$(386,258)	$ —	$(386,258)
Net Total Return Swaps outstanding at September 30, 2024						$(290,876)	$ —	$(290,876)
Total Return Basket Swap Agreements outstanding at September 30, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	11-56 months maturity ranging from 08/08/2025 - 05/24/2029	GSC	$26,471,436	$470,527	$—	$470,527
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-0.75% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).*	11-60 months maturity ranging from 08/08/2025 - 09/20/2029	GSC	30,284,151	223,859	—	223,859
The Fund receives the total return on a portfolio of short equity positions and pays 1-Month SORA minus a specified spread (-0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	42 months maturity 03/23/2028	GSC	347,216	4,553	—	4,553
Subtotal Appreciation				$698,939	$ —	$698,939

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Engie SA	106,524	$1,654,795	$(56,212)	(25.11)%
Orange SA	150,653	1,550,029	(82,625)	(36.91)
Unibail-Rodamco-Westfield REIT	(19,652)	1,546,222	(72,841)	(32.54)
Schneider Electric SE	6,451	1,527,678	122,944	54.92
TotalEnergies SE	25,064	1,462,103	(57,106)	(25.51)
Safran SA	6,062	1,281,524	114,757	51.26

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Banco Santander SA	259,356	$1,193,824	$73,123	32.67%
Societe Generale SA	46,616	1,043,559	15,406	6.88
Industria de Diseno Textil SA	17,171	913,604	125,637	56.12
Acerinox SA	94,438	912,318	71,430	31.91
Edenred SE	(26,113)	888,511	116,921	52.23
L’Oreal SA	2,010	809,917	41,860	18.70
Dr. Ing hc F Porsche AG	(10,007)	718,411	(59,368)	(26.52)
Bouygues SA	22,953	690,171	(54,640)	(24.41)
Infineon Technologies AG	(20,526)	647,375	(43,047)	(19.23)
Interpump Group SpA	(14,859)	623,586	(62,019)	(27.70)
Renault SA	15,413	601,938	(9,367)	(4.18)
Mapfre SA	242,099	579,198	34,593	15.45
Vinci SA	5,227	548,909	(28,986)	(12.95)
STMicroelectronics NV	20,022	537,164	16,769	7.49
IMCD NV	(3,208)	500,631	(14,924)	(6.67)
Universal Music Group NV	(20,755)	487,783	(1,081)	(0.48)
AXA SA	13,685	473,278	(5,920)	(2.64)
Eiffage SA	4,693	407,117	(49,637)	(22.17)
CTS Eventim AG & Co. KGaA	(4,285)	400,825	(32,877)	(14.69)
BNP Paribas SA	6,450	397,620	(7,433)	(3.32)
MTU Aero Engines AG	(1,405)	394,468	(15,714)	(7.02)
Vivendi SE	35,954	373,645	11,579	5.17
Repsol SA	30,064	356,217	586	0.26
Carrefour SA	22,206	340,156	7,946	3.55
Lotus Bakeries	(28)	337,543	(5,525)	(2.47)
Alstom	17,386	324,508	29,598	13.22
OCI NV	(12,321)	315,560	10,498	4.69
Hermes International SCA	141	311,901	47,739	21.33
Aurubis AG	(4,710)	310,446	448	0.20
Sartorius Stedim Biotech	(1,617)	304,151	1,696	0.76
Bper Banca SpA	(60,017)	303,777	(6,838)	(3.05)
Asr Nederland NV	(6,148)	270,754	2,308	1.03
Lanxess AG	(9,286)	264,077	(41,357)	(18.47)
Ubisoft Entertainment	(25,379)	255,979	101,833	45.49
Metso Corporation	(24,050)	231,014	(31,454)	(14.05)
S.o.i.t.e.c.	(2,523)	227,014	45,734	20.43
D'ieteren Group	(1,144)	217,621	45,985	20.54
Neste Oyj	(11,640)	203,156	8,084	3.61
Grifols SA	(19,486)	198,945	(19,466)	(8.69)
Aena SME SA	981	193,596	13,121	5.86
Accor SA	4,952	193,382	3,764	1.68
Wacker Chemie AG	(1,888)	167,757	(18,394)	(8.22)
Airbus SE	1,220	160,405	2,020	0.90
Fraport AG Frankfurt Airport	(3,141)	157,436	(11,579)	(5.17)
Other	1,001	1,472,553	(54,110)	(24.18)
		$30,284,151	$223,859	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	55-60 months maturity ranging from 04/05/2029 - 09/06/2029	GSC	$1,452,483	$(15,364)	$—	$(15,364)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	42-60 months maturity ranging from 03/03/2028 - 09/20/2029	GSC	13,898,681	(68,901)	—	(68,901)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).*	11-60 months maturity ranging from 08/08/2025 - 09/06/2029	GSC	20,213,176	(123,865)	—	(123,865)
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	35-58 months maturity ranging from 08/09/2027 - 07/11/2029	GSC	1,946,960	(147,511)	—	(147,511)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).	46-60 months maturity ranging from 07/11/2028 - 09/20/2029	GSC	679,308,007	(231,947)	—	(231,947)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-3.00 to -0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	28-60 months maturity ranging from 01/06/2027 - 09/20/2029	GSC	6,930,385	(742,922)	—	(742,922)
Subtotal Depreciation				$(1,330,510)	$ —	$(1,330,510)
Net Total Return Basket Swaps				$(631,571)	$ —	$(631,571)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Shell PLC	84,610	$2,053,103	$(112,517)	90.84%
Rolls-Royce Holdings PLC	306,682	1,623,501	215,769	(174.20)
BP PLC	348,959	1,361,314	(25,329)	20.45
HSBC Holdings PLC	162,766	1,092,171	34,572	(27.91)
Tesco PLC	297,411	1,068,075	(41,627)	33.61
Vodafone Group PLC	1,330,774	997,568	(32,096)	25.91
NatWest Group PLC	275,044	952,374	41,196	(33.26)
International Distributions	275,301	942,631	9,474	(7.65)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
JD Sports Fashion PLC	(546,482)	$842,825	$(108,296)	87.43%
Endeavor Mining PLC	(46,168)	817,217	(146,996)	118.68
Antofagasta PLC	(35,452)	714,764	(172,968)	139.64
Direct Line Insurance Group	358,982	673,582	39,347	(31.77)
RS Group PLC	(76,486)	621,804	(37,599)	30.36
Intermediate Capital Group PLC	26,469	591,208	49,021	(39.58)
Aviva PLC	105,278	510,012	(4,147)	3.35
Associated British Foods PLC	20,309	474,745	41,361	(33.39)
Persimmon PLC	27,467	452,100	17,485	(14.12)
Barclays PLC	193,837	435,618	12,373	(9.99)
Standard Chartered PLC	43,222	342,879	20,539	(16.58)
EasyJet PLC	60,651	315,937	30,686	(24.77)
Abrdn PLC	171,886	280,636	52,192	(42.14)
Barratt Developments PLC	(56,239)	269,873	3,771	(3.04)
London Stock Exchange Group PLC	2,449	250,791	(3,882)	3.14
Berkeley Group Holdings PLC	(5,107)	250,725	(8,735)	7.05
Intertek Group PLC	4,436	229,398	10,556	(8.52)
Johnson Matthey PLC	14,986	228,588	(12,721)	10.27
Centrica PLC	181,559	212,412	(14,087)	11.37
Experian PLC	4,925	194,022	15,842	(12.79)
3i Group PLC	5,710	189,195	16,177	(13.06)
Croda International PLC	(3,966)	167,611	(15,510)	12.52
Man Group PLC	75,103	159,237	14,116	(11.40)
Taylor Wimpey PLC	(93,894)	154,484	(6,253)	5.05
Wise PLC Class A	(22,729)	152,864	(12,054)	9.73
RELX PLC	3,949	139,465	(3,222)	2.60
Hays PLC	(148,313)	137,709	(4,484)	3.62
Itv PLC	108,685	87,312	1,662	(1.34)
National Grid PLC	5,506	56,928	(301)	0.24
Marks & Spencer Group PLC	12,179	45,461	3,194	(2.58)
St James's Place PLC	(5,100)	37,475	(4,545)	3.67
Anglo American PLC	1,263	30,708	14,194	(11.46)
Mondi PLC	2,025	28,892	698	(0.56)
Tate & Lyle PLC	3,804	25,962	(721)	0.58
		$20,213,176	$(123,865)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 2.0%
Consumer Discretionary — 2.0%
Coupang, Inc.*	152,483	$3,743,458
MercadoLibre, Inc.*	2,610	5,355,615
Samsonite International SA 144A	130,200	352,398
Yum China Holdings, Inc.	136,420	6,141,628
		15,593,099
Materials — 0.0%
Southern Copper Corporation	2,479	286,746
Total Common Stocks (Cost $12,768,469)		15,879,845
FOREIGN COMMON STOCKS — 85.6%
Brazil — 3.8%
Atacadao SA*	916,207	1,557,369
B3 SA - Brasil Bolsa Balcao	2,295,758	4,526,028
Banco BTG Pactual SA*	186,185	1,144,240
Banco do Brasil SA	257,900	1,291,465
BB Seguridade Participacoes SA	89,500	586,842
Caixa Seguridade Participacoes S/A	54,912	146,964
Cyrela Brazil Realty SA Empreendimentos e Participacoes	241,133	912,266
Embraer SA ADRΔ*	19,614	693,747
JBS S/A	262,400	1,522,563
Localiza Rent a Car SA*	217,804	1,649,213
NU Holdings, Ltd. Class A*	36,105	492,833
PRIO SA	272,892	2,174,540
Raia Drogasil SA	1,256,405	5,911,056
Rede D'Or Sao Luiz SA 144A*	291,282	1,660,741
Rumo SA	80,600	297,088
Sendas Distribuidora SA*	68,325	94,190
Telefonica Brasil SA*	198,100	2,044,382
TIM SA	65,400	225,455
TOTVS SA*	70,600	371,422
Vale SA	149,183	1,743,576
Vale SA ADR	101,237	1,182,448
		30,228,428
Canada — 0.2%
Capstone Copper Corporation*	50,431	394,141
Lundin Mining CorporationΔ	98,273	1,029,634
Parex Resources, Inc.	35,388	313,990
		1,737,765
Cayman Islands — 0.1%
Patria Investments, Ltd. Class A	82,615	922,810
Chile — 0.3%
Banco de Chile ADRΔ	25,924	656,137
Banco de Credito e Inversiones SA	2,051	63,831
Cencosud SA	116,354	234,830
Empresas CMPC SA	158,400	275,478
Enel Chile SA	10,903,697	600,170
Latam Airlines Group SA	19,638,172	252,656
		2,083,102
China — 14.8%
Agricultural Bank of China, Ltd. Class H	211,000	98,447
	Shares	Value
Alibaba Group Holding, Ltd. ADR	128,182	$13,602,674
Aluminum Corporation of China, Ltd. Class H	2,328,000	1,826,764
ANTA Sports Products, Ltd.	58,400	691,330
Autohome, Inc. ADRΔ	21,051	686,684
AVIC Airborne Systems Co., Ltd.	4,453	—
Bank of China, Ltd. Class H	2,361,000	1,102,587
Bank of Communications Co., Ltd. Class H	1,737,000	1,321,195
BYD Co., Ltd. Class H	25,500	909,788
China CITIC Bank Corporation, Ltd. Class H	3,880,000	2,463,145
China Communications Services Corporation, Ltd. Class H	2,288,000	1,228,283
China Construction Bank Corporation Class H	6,138,000	4,577,108
China Everbright Bank Co., Ltd. Class H	1,446,000	489,231
China Hongqiao Group, Ltd.	1,205,500	1,977,511
China Life Insurance Co., Ltd. Class H	125,000	246,187
China Merchants Bank Co., Ltd. Class H	256,000	1,240,542
China Minsheng Banking Corporation, Ltd. Class H	2,874,000	1,164,756
China Oilfield Services, Ltd. Class H	206,000	188,982
China Pacific Insurance Group Co., Ltd. Class H	182,000	644,477
China Resources Land, Ltd.	1,244,987	4,478,604
China Tower Corporation, Ltd. Class H 144A	14,022,928	1,842,559
China Yangtze Power Co., Ltd. Class A	68,599	294,202
Contemporary Amperex Technology Co., Ltd. Class A	13,558	477,119
DiDi Global, Inc. ADR*	381,584	1,793,445
Fuyao Glass Industry Group Co., Ltd. Class A	219,462	1,822,912
Fuyao Glass Industry Group Co., Ltd. Class H 144A	133,146	894,908
Geely Automobile Holdings, Ltd.	567,000	869,777
H World Group, Ltd. ADR	11,997	446,288
Industrial & Commercial Bank of China, Ltd. Class H	146,000	86,033
JD.com, Inc. Class A	68,400	1,371,958
Kanzhun, Ltd. ADR	137,110	2,380,230
KE Holdings, Inc. ADR	122,852	2,445,983
Kingdee International Software Group Co., Ltd.*	78,000	87,965
Kingsoft Corporation, Ltd.	372,800	1,397,088
Kunlun Energy Co., Ltd.	1,099,602	1,129,920
Li Auto, Inc. Class A*	123,100	1,582,935
Meituan Class B 144A*	325,615	6,914,561
Midea Group Co., Ltd.*	393,000	3,753,642
Midea Group Co., Ltd. Class A	241,096	2,601,371
NARI Technology Co., Ltd. Class A	1,032,368	4,031,302
NetEase, Inc.	19,803	369,915
NetEase, Inc. ADR	44,689	4,178,868
New Oriental Education & Technology Group, Inc.	97,700	745,613

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
PDD Holdings, Inc. ADR*	40,930	$5,517,773
People's Insurance Co. Group of China, Ltd. (The) Class H	491,000	232,630
PICC Property & Casualty Co., Ltd. Class H	2,048,891	3,032,906
Ping An Insurance Group Co. of China, Ltd. Class H	1,129,996	7,095,844
Qifu Technology, Inc. ADR	64,499	1,922,715
Shenzhen Inovance Technology Co., Ltd. Class A	303,222	2,675,675
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	108,090	4,463,291
Shenzhen Transsion Holdings Co., Ltd. Class A€	0	6
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.*	38,900	914,569
Silergy Corporation	34,000	500,719
Sinopharm Group Co., Ltd. Class H	279,602	737,658
Sunny Optical Technology Group Co., Ltd.Δ	74,800	541,209
Sunresin New Materials Co., Ltd. Class A	46,850	377,023
Tencent Music Entertainment Group ADR	22,973	276,825
Topsports International Holdings, Ltd. 144A	692,000	301,402
Vipshop Holdings, Ltd. ADR	13,960	219,591
Want Want China Holdings, Ltd.	105,000	72,126
Weichai Power Co., Ltd. Class H	885,000	1,617,550
Will Semiconductor Co., Ltd. Class A	106,303	1,610,507
Xiaomi Corporation Class B 144A*	776,200	2,186,318
Yunnan Aluminium Co., Ltd. Class A	280,248	583,649
Zai Lab, Ltd.*	114,538	276,317
Zai Lab, Ltd. ADRΔ*	30,922	746,457
Zhongsheng Group Holdings, Ltd.	98,000	177,887
Zijin Mining Group Co., Ltd. Class H	248,000	553,697
ZTO Express Cayman, Inc. ADRΔ	16,299	403,726
		117,494,959
Egypt — 0.0%
Commercial International Bank - Egypt (CIB) GDR	131,729	223,676
Greece — 0.4%
JUMBO SA	13,086	374,808
Metlen Energy & Metals SA	7,256	285,295
National Bank of Greece SA	68,106	582,209
Piraeus Financial Holdings SA	369,316	1,572,290
		2,814,602
Hong Kong — 7.9%
AIA Group, Ltd.	842,627	7,358,542
Alibaba Group Holding, Ltd.	458,054	6,086,981
Beijing Enterprises Holdings, Ltd.	71,000	252,488
China Merchants Port Holdings Co., Ltd.	560,000	887,338
China Overseas Land & Investment, Ltd.	180,000	360,584
China Taiping Insurance Holdings Co., Ltd.	1,355,400	2,155,766
CITIC, Ltd.	1,786,000	2,076,061
	Shares	Value
Hong Kong Exchanges and Clearing, Ltd.	190,621	$7,786,937
Lenovo Group, Ltd.	446,000	597,879
Sinotruk Hong Kong, Ltd.	474,500	1,425,237
Tencent Holdings, Ltd.	608,208	33,819,340
		62,807,153
Hungary — 0.6%
MOL Hungarian Oil & Gas PLC	130,556	976,576
OTP Bank Nyrt	67,397	3,525,223
		4,501,799
India — 17.2%
ABB India, Ltd.	5,238	503,408
Amber Enterprises India, Ltd.*	5,244	301,070
Archean Chemical Industries, Ltd.	19,525	168,008
Axis Bank, Ltd.	531,025	7,807,105
Bajaj Auto, Ltd.	7,392	1,088,262
Bajaj Finance, Ltd.	23,307	2,141,400
Bharat Electronics, Ltd.	162,155	552,500
Bharat Petroleum Corporation, Ltd.	323,820	1,426,986
Bharti Airtel, Ltd.	348,794	7,110,675
Bharti Hexacom, Ltd.	6,289	108,518
Cartrade Tech, Ltd.*	13,932	160,142
Coal India, Ltd.	414,144	2,516,697
Coforge, Ltd.	5,137	430,147
Computer Age Management Services, Ltd.	14,811	777,644
Craftsman Automation, Ltd.	2,925	225,792
DLF, Ltd.	44,362	473,354
Embassy Office Parks REIT	463,961	2,158,715
Five-Star Business Finance, Ltd.*	29,644	275,883
Godrej Properties, Ltd.*	22,358	843,203
HCL Technologies, Ltd.	43,995	942,380
HDFC Asset Management Co., Ltd. 144A	27,607	1,415,604
HDFC Bank, Ltd.	494,988	10,193,944
Hero MotoCorp, Ltd.	11,211	764,462
Hindalco Industries, Ltd.	130,847	1,182,710
Hindustan Aeronautics, Ltd.	15,484	817,056
Hindustan Petroleum Corporation, Ltd.	144,123	756,217
ICICI Bank, Ltd.	422,281	6,408,349
ICICI Lombard General Insurance Co., Ltd. 144A	80,849	2,100,853
Indian Oil Corporation, Ltd.	1,256,080	2,699,488
Info Edge India, Ltd.	26,792	2,588,671
Infosys, Ltd.	142,064	3,173,247
Infosys, Ltd. ADRΔ	70,157	1,562,396
Jio Financial Services, Ltd.*	221,170	923,628
Kalyan Jewellers India, Ltd.	29,208	254,360
Kotak Mahindra Bank, Ltd.	131,815	2,913,719
Larsen & Toubro, Ltd.	105,295	4,617,557
Macrotech Developers, Ltd. 144A	51,553	759,104
Mahindra & Mahindra, Ltd.	397,845	14,683,852
MakeMyTrip, Ltd.Δ*	13,533	1,257,892
Marico, Ltd.	952,882	7,903,771
Max Financial Services, Ltd.*	168,368	2,390,858

	Shares	Value
Muthoot Finance, Ltd.	10,062	$243,975
Navin Fluorine International, Ltd.	9,311	382,148
Netweb Technologies India, Ltd.	10,859	326,499
Oil & Natural Gas Corporation, Ltd.	786,930	2,799,936
Oil India, Ltd.	23,113	160,100
Oracle Financial Services Software, Ltd.	4,675	638,433
PB Fintech, Ltd.*	56,702	1,092,944
Petronet LNG, Ltd.	201,853	823,501
Power Grid Corporation of India, Ltd.	508,369	2,144,089
REC, Ltd.	131,262	868,965
Reliance Industries, Ltd.	60,939	2,144,015
SBI Life Insurance Co., Ltd. 144A	189,273	4,156,752
Sona Blw Precision Forgings, Ltd. 144A	57,333	508,188
Tata Consultancy Services, Ltd.	246,959	12,574,780
Tata Consumer Products, Ltd.	59,326	846,856
TeamLease Services, Ltd.*	4,826	180,563
Tech Mahindra, Ltd.	28,176	530,553
Trent, Ltd.	21,884	1,979,881
Varun Beverages, Ltd.	110,260	797,728
Vedanta, Ltd.	509,483	3,113,453
Zomato, Ltd.*	482,053	1,569,021
		137,262,007
Indonesia — 2.5%
Amman Mineral Internasional PT*	86,700	53,182
PT Adaro Energy Indonesia Tbk	8,617,400	2,169,123
PT Astra International Tbk	385,100	128,263
PT Bank Central Asia Tbk	16,540,914	11,280,379
PT Bank Mandiri Persero Tbk	4,101,536	1,886,687
PT Bank Negara Indonesia Persero Tbk	160,500	56,676
PT BFI Finance Indonesia Tbk	3,556,700	244,318
PT GoTo Gojek Tokopedia Tbk*	142,407,400	620,474
PT Indah Kiat Pulp & Paper Tbk	1,098,100	626,602
PT Indofood Sukses Makmur Tbk	245,600	114,365
PT Map Aktif Adiperkasa	5,773,400	358,454
PT Nusantara Sejahtera Raya Tbk 144A	10,612,700	155,615
PT Pakuwon Jati Tbk	7,059,500	240,135
PT Telkom Indonesia Persero Tbk	1,520,800	301,140
PT United Tractors Tbk	1,116,260	2,004,856
		20,240,269
Jersey — 0.1%
Wizz Air Holdings PLC 144A*	46,810	908,068
Kazakhstan — 0.2%
Kaspi.KZ JSC ADR	14,899	1,579,145
Kaspi.KZ JSC GDR	3,113	329,947
		1,909,092
Kuwait — 0.0%
National Bank of Kuwait SAKP	26,896	77,836
Malaysia — 0.2%
CIMB Group Holdings Bhd	153,500	300,374
RHB Bank Bhd	505,900	758,189
Telekom Malaysia Bhd.	179,100	290,962
		1,349,525
	Shares	Value
Mexico — 2.4%
Alfa SAB de CV Series A	410,100	$336,161
Alsea SAB de CV	127,900	352,066
America Movil SAB de CV Series B	2,008,600	1,649,521
Arca Continental SAB de CV	36,121	337,490
Banco del Bajio SA 144A	152,200	356,344
Cemex SAB de CV ADR	420,689	2,566,203
Corporation Inmobiliaria Vesta SAB de CV ADR	73,970	1,992,752
Fomento Economico Mexicano SAB de CV ADR	77,300	7,630,283
GCC SAB de CV	20,858	156,197
Gentera SAB de CV	230,050	256,922
Grupo Aeroportuario del Sureste SAB de CV ADR	2,299	650,065
Grupo Financiero Banorte SAB de CV Series O	258,584	1,840,425
Grupo Financiero Inbursa SAB de CV Series O*	96,300	219,451
Grupo Mexico SAB de CV Series B	12,600	70,391
Orbia Advance Corporation SAB de CV	60,000	60,884
Prologis Property Mexico SA de CV REIT	113,936	372,534
Wal-Mart de Mexico SAB de CV	79,600	240,174
		19,087,863
Peru — 0.8%
Credicorp, Ltd.	33,302	6,026,663
Philippines — 0.4%
Ayala Land, Inc.	2,440,835	1,589,693
BDO Unibank, Inc.	170,434	482,613
Jollibee Foods Corporation	77,940	373,860
Monde Nissin Corporation 144A	2,527,800	457,877
SM Prime Holdings, Inc.	473,200	272,479
		3,176,522
Poland — 0.7%
Allegro.eu SA 144A*	190,201	1,719,701
Bank Polska Kasa Opieki SA	27,381	1,045,401
Dino Polska SA 144AΔ*	4,495	409,560
LPP SA	47	192,649
Powszechna Kasa Oszczednosci Bank Polski SA	91,245	1,329,640
Powszechny Zaklad Ubezpieczen SA	66,997	732,411
Santander Bank Polska SA	2,140	252,880
		5,682,242
Qatar — 0.1%
Commercial Bank PSQC (The)	74,739	90,263
Qatar National Bank QPSC	130,638	608,945
		699,208
Romania — 0.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	7,825	218,827
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Mobile TeleSystems PJSC ADR†††*	34,508	$ —
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PJSC ADR†††*	17,904	—
		—
Saudi Arabia — 1.7%
Al Rajhi Bank	24,227	564,569
Alinma Bank	31,967	243,263
Arab National Bank	335,247	1,709,069
Banque Saudi Fransi	98,786	850,048
Bupa Arabia for Cooperative Insurance Co.	2,940	162,384
Co for Cooperative Insurance (The)	5,444	214,813
Etihad Etisalat Co.	17,301	237,418
Jarir Marketing Co.	36,992	129,745
Riyad Bank	176,665	1,175,569
Saudi Arabian Oil Co. 144A	59,917	433,287
Saudi British Bank (The)	267,278	2,473,742
Saudi Electricity Co.	164,326	730,540
Saudi Ground Services Co.	47,802	658,784
Saudi Investment Bank (The)	17,086	59,468
Saudi National Bank (The)	288,802	2,650,466
Saudi Telecom Co.	83,777	976,282
		13,269,447
Singapore — 0.2%
Grab Holdings, Ltd. Class A*	453,618	1,723,749
Nanofilm Technologies International, Ltd.	173,606	117,387
		1,841,136
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	20,618	548,490
South Africa — 2.7%
Clicks Group, Ltd.	28,000	643,331
Discovery, Ltd.	575,626	5,732,010
Exxaro Resources, Ltd.	118,831	1,179,688
FirstRand, Ltd.	274,159	1,315,224
Harmony Gold Mining Co., Ltd. ADR	12,191	123,982
JSE, Ltd.	38,506	285,873
Kumba Iron Ore, Ltd.Δ	12,850	298,240
Naspers, Ltd. Class N	27,315	6,624,236
Old Mutual, Ltd.	2,383,861	1,890,256
Sasol, Ltd.	376,457	2,528,394
Standard Bank Group, Ltd.Δ	35,098	491,510
		21,112,744
South Korea — 8.0%
DB Insurance Co., Ltd.	9,168	787,842
Doosan Bobcat, Inc.	17,772	549,543
GS Holdings Corporation	27,052	876,357
Hana Financial Group, Inc.	56,284	2,525,573
Hankook Tire & Technology Co., Ltd.	14,078	443,709
HD Hyundai Marine Solution Co., Ltd.	7,747	617,565
Hyundai Motor Co.	21,687	4,039,044
	Shares	Value
Hyundai Steel Co.	5,268	$112,089
Industrial Bank of Korea	189,550	2,021,592
JYP Entertainment Corporation	5,707	219,499
KB Financial Group, Inc.	31,091	1,918,386
Korea Investment Holdings Co., Ltd.	18,950	1,058,973
LG Electronic, Inc.	11,856	944,037
LG Uplus Corporation	13,101	98,036
NCSoft Corporation	1,226	178,347
Samsung Biologics Co., Ltd. 144A*	923	686,532
Samsung E&A Co., Ltd.*	11,000	184,580
Samsung Electronics Co., Ltd.	393,388	18,386,489
Samsung Fire & Marine Insurance Co., Ltd.	28,801	7,612,050
Samsung Life Insurance Co., Ltd.	20,663	1,475,757
Shinhan Financial Group Co., Ltd.	28,423	1,205,492
SK Hynix, Inc.	103,328	13,829,087
SK Telecom Co., Ltd.	35,319	1,504,069
Woori Financial Group, Inc.	229,402	2,708,133
		63,982,781
Taiwan — 15.4%
ASE Technology Holding Co., Ltd.	433,000	2,053,505
ASPEED Technology, Inc.	21,919	2,963,965
Asustek Computer, Inc.	44,000	764,385
Cathay Financial Holding Co., Ltd.	1,523,000	3,197,913
Chailease Holding Co., Ltd.	56,970	293,023
Chroma ATE, Inc.	31,000	363,969
Chunghwa Telecom Co., Ltd.	192,000	759,978
Compal Electronics, Inc.	360,000	377,766
Delta Electronics, Inc.	724,172	8,640,146
E Ink Holdings, Inc.	37,000	342,984
Hon Hai Precision Industry Co., Ltd.	425,000	2,502,341
Jentech Precision Industrial Co., Ltd.	10,000	408,079
Largan Precision Co., Ltd.	15,446	1,238,178
MediaTek, Inc.	133,094	4,905,252
Merida Industry Co., Ltd.	36,000	261,782
Nien Made Enterprise Co., Ltd.	21,000	336,241
Pegatron Corporation	115,000	373,131
PharmaEssentia Corporation*	98,000	1,962,435
Pou Chen Corporation	1,272,000	1,447,039
Realtek Semiconductor Corporation	236,284	3,507,062
Taiwan Semiconductor Manufacturing Co., Ltd.	2,366,390	71,356,487
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,168	1,939,546
Unimicron Technology Corporation	449,869	2,042,841
Uni-President Enterprises Corporation	2,112,640	5,780,455
United Microelectronics Corporation	304,000	512,382
Voltronic Power Technology Corporation	57,287	3,661,724
Yageo Corporation	21,507	423,365
		122,415,974
Thailand — 1.2%
Bangkok Dusit Medical Services PCL	500,300	466,444
Kasikornbank PCL NVDR	468,700	2,182,182
Krung Thai Bank PCL NVDR	1,232,600	786,011
PTT Exploration & Production PCL	494,063	2,015,844

	Shares	Value
PTT Exploration & Production PCL NVDR	387,000	$1,578,500
Thai Oil PCL NVDR	164,900	263,126
True Corporation PCL NVDR*	7,257,171	2,520,152
		9,812,259
Turkey — 0.3%
KOC Holding AS	229,014	1,260,339
Turkiye Petrol Rafinerileri AS	285,754	1,296,850
		2,557,189
United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	27,073	62,060
Abu Dhabi Islamic Bank PJSC	440,815	1,526,570
Adnoc Gas PLC	258,361	223,770
Americana Restaurants International PLC - Foreign Co.	1,182,376	853,353
Burjeel Holdings PLC	1,125,217	744,022
Dubai Islamic Bank PJSC	279,255	479,088
Emaar Properties PJSC	92,413	219,258
Emirates NBD Bank PJSC	124,373	687,377
First Abu Dhabi Bank PJSC	182,573	682,611
		5,478,109
United Kingdom — 2.6%
Anglo American PLC	70,680	2,297,504
Antofagasta PLC	371,829	10,022,599
Unilever PLC	128,454	8,328,097
		20,648,200
Total Foreign Common Stocks (Cost $573,142,394)		681,118,745
FOREIGN PREFERRED STOCKS — 1.7%
Brazil — 0.5%
Itau Unibanco Holding SA 3.12%◊	311,900	2,077,730
	Shares	Value
Petroleo Brasileiro SA 5.85%◊	289,500	$1,917,352
		3,995,082
Chile — 0.3%
Embotelladora Andina SA Class B 1.16%◊	687,249	2,320,420
South Korea — 0.9%
Samsung Electronics Co., Ltd. 2.84%◊	184,974	7,183,819
Total Foreign Preferred Stocks (Cost $14,173,763)		13,499,321
MONEY MARKET FUNDS — 8.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	2,456,731	2,456,731
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	16,445,886	16,445,886
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	46,405,013	46,405,013
Total Money Market Funds (Cost $65,307,630)		65,307,630
TOTAL INVESTMENTS — 97.5% (Cost $665,392,256)		775,805,541
Other Assets in Excess of Liabilities — 2.5%		19,948,056
NET ASSETS — 100.0%		$795,753,597
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI Singapore Index	10/2024	(96)	$(2,564,980)	$5,316
FTSE Taiwan Index	10/2024	148	11,046,720	(131,731)
IFSC NIFTY 50 Index	10/2024	207	10,766,691	(53,214)
KOSPI2 Index	12/2024	207	13,767,550	(96,326)
FTSE/JSE Top 40 Index	12/2024	(111)	(5,115,026)	(259,116)
MSCI Emerging Markets	12/2024	854	50,074,290	2,411,590
Thai SET50 Index	12/2024	(9)	(51,168)	(168)
Total Futures Contracts outstanding at September 30, 2024			$77,924,077	$1,876,351

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at September 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/24	Thai Baht	319,974,000	U.S. Dollars	9,526,991	CITI	$470,190
12/18/24	Brazilian Reals	125,442,507	U.S. Dollars	22,354,486	CITI	455,961
12/18/24	Taiwan Dollars	937,985,762	U.S. Dollars	29,769,531	CITI	154,049
12/18/24	Chilean Pesos	2,600,000,000	U.S. Dollars	2,752,354	CITI	136,977
12/18/24	Chinese Offshore Yuan	75,464,000	U.S. Dollars	10,706,143	CITI	133,954
12/18/24	Singapore Dollars	13,892,000	U.S. Dollars	10,750,829	CITI	101,128
12/18/24	U.S. Dollars	8,828,222	Israeli Shekels	32,502,000	CITI	88,021
12/18/24	U.S. Dollars	15,007,912	Czech Republic Koruna	337,320,000	CITI	83,335
07/16/25	Chinese Offshore Yuan	24,819,000	U.S. Dollars	3,538,494	CITI	67,723
12/18/24	Indian Rupees	2,248,445,466	U.S. Dollars	26,677,936	CITI	49,018
12/18/24	U.S. Dollars	8,012,721	Polish Zloty	30,745,150	CITI	45,007
12/18/24	South African Rand	26,000,000	U.S. Dollars	1,459,373	CITI	35,270
12/18/24	Indonesian Rupiahs	23,629,291,045	U.S. Dollars	1,521,458	CITI	29,498
12/18/24	South Korean Won	6,726,219,625	U.S. Dollars	5,091,452	CITI	29,387
12/18/24	Hungarian Forint	930,000,000	U.S. Dollars	2,580,902	CITI	17,604
12/18/24	U.S. Dollars	2,762,691	South Korean Won	3,606,800,000	CITI	16,744
12/18/24	U.S. Dollars	2,250,661	Colombian Pesos	9,497,991,392	CITI	15,356
12/18/24	Mexican Pesos	81,663,370	U.S. Dollars	4,086,620	CITI	9,611
12/18/24	Hong Kong Dollars	129,954,116	U.S. Dollars	16,725,788	CITI	8,599
12/18/24	Philippine Pesos	70,000,000	U.S. Dollars	1,238,520	CITI	8,230
12/18/24	Czech Republic Koruna	37,000,000	U.S. Dollars	1,629,337	CITI	7,712
12/18/24	U.S. Dollars	1,673,879	Chilean Pesos	1,500,000,000	CITI	6,957
10/09/24	U.S. Dollars	5,242,776	Chinese Offshore Yuan	36,661,000	CITI	6,267
12/18/24	Israeli Shekels	1,696,000	U.S. Dollars	450,416	CITI	5,659
12/18/24	Peruvian Nuevo Soles	955,621	U.S. Dollars	254,173	CITI	3,416
12/18/24	U.S. Dollars	5,119,450	Hong Kong Dollars	39,736,000	CITI	2,586
12/18/24	Euro	819,248	U.S. Dollars	913,377	CITI	1,556
12/18/24	Saudi Riyals	13,121,000	U.S. Dollars	3,493,602	CITI	1,043
12/18/24	Polish Zloty	2,481,000	U.S. Dollars	642,086	CITI	874
12/18/24	Colombian Pesos	2,581,967,213	U.S. Dollars	607,099	CITI	554
12/18/24	U.S. Dollars	24,087	Colombian Pesos	102,008,608	NT	80
12/18/24	U.S. Dollars	21,255	Euro	19,000	CITI	36
Subtotal Appreciation						$1,992,402
12/18/24	Saudi Riyals	829,000	U.S. Dollars	220,809	CITI	$(13)
10/08/24	Chinese Offshore Yuan	362,646	U.S. Dollars	51,876	NT	(82)
12/18/24	U.S. Dollars	118,780	Indian Rupees	10,000,000	CITI	(88)
12/18/24	South Korean Won	2,508,739,875	U.S. Dollars	1,910,276	CITI	(309)
12/18/24	U.S. Dollars	50,991	Euro	46,000	CITI	(382)
12/18/24	U.S. Dollars	41,132	Peruvian Nuevo Soles	155,000	CITI	(648)
12/18/24	U.S. Dollars	2,632,178	Saudi Riyals	9,885,863	CITI	(821)
12/18/24	Euro	359,752	U.S. Dollars	403,501	CITI	(1,732)
12/18/24	Singapore Dollars	562,000	U.S. Dollars	440,876	CITI	(1,861)
12/18/24	U.S. Dollars	2,685,323	Hong Kong Dollars	20,869,000	CITI	(2,010)
12/18/24	U.S. Dollars	2,677,713	Czech Republic Koruna	60,580,000	CITI	(2,623)
12/18/24	Czech Republic Koruna	31,000,000	U.S. Dollars	1,374,448	CITI	(2,866)
10/09/24	Chinese Offshore Yuan	36,661,000	U.S. Dollars	5,241,620	CITI	(5,111)
12/18/24	Brazilian Reals	27,269,826	U.S. Dollars	4,963,945	CITI	(5,204)
12/18/24	U.S. Dollars	2,678,409	Polish Zloty	10,356,850	CITI	(5,605)
12/18/24	Chinese Offshore Yuan	51,288,000	U.S. Dollars	7,377,024	CITI	(9,712)
12/18/24	U.S. Dollars	3,188,771	Israeli Shekels	11,900,000	CITI	(11,290)
12/18/24	Philippine Pesos	140,000,000	U.S. Dollars	2,505,277	CITI	(11,778)
12/18/24	Indian Rupees	760,000,000	U.S. Dollars	9,059,177	CITI	(25,164)
12/18/24	U.S. Dollars	8,774,779	Philippine Pesos	494,292,791	CITI	(28,926)
12/18/24	Israeli Shekels	14,059,000	U.S. Dollars	3,810,134	CITI	(29,490)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/24	Taiwan Dollars	228,492,128	U.S. Dollars	7,323,793	CITI	$(34,447)
12/18/24	U.S. Dollars	2,495,599	Brazilian Reals	14,034,000	CITI	(56,341)
12/18/24	U.S. Dollars	5,666,288	Taiwan Dollars	180,000,000	CITI	(76,064)
12/18/24	U.S. Dollars	6,710,603	Chilean Pesos	6,109,922,843	CITI	(79,239)
12/18/24	U.S. Dollars	1,822,236	Thai Baht	61,246,608	CITI	(91,336)
12/18/24	U.S. Dollars	8,569,103	Mexican Pesos	173,000,000	CITI	(108,568)
12/18/24	Hungarian Forint	6,369,656,000	U.S. Dollars	17,929,598	CITI	(132,187)
12/18/24	Colombian Pesos	28,618,032,787	U.S. Dollars	6,876,092	CITI	(140,981)
12/18/24	Mexican Pesos	307,326,739	U.S. Dollars	15,583,954	CITI	(168,462)
12/18/24	U.S. Dollars	17,714,433	Chinese Offshore Yuan	124,623,596	CITI	(187,239)
12/18/24	U.S. Dollars	25,748,235	South Korean Won	34,193,200,000	CITI	(283,903)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	(352,760)
12/18/24	U.S. Dollars	11,409,071	South African Rand	205,076,750	CITI	(380,028)
12/18/24	U.S. Dollars	39,672,496	Singapore Dollars	51,421,000	CITI	(495,837)
Subtotal Depreciation						$(2,733,107)
Total Forward Foreign Currency Contracts outstanding at September 30, 2024						$(740,705)
Swap Agreements outstanding at September 30, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	10/16/2024	CITI	TWD	62,512,800	$46,173	$—	$46,173
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	10/30/2024	CITI	HKD	61,951,000	806,321	—	806,321
Financing Index: 1-Month TELBOR + 0.4%	Tel Aviv Interbank Offered Rate (Monthly)	12/18/2024	GSC	ILS	5,690,610	233,233	—	233,233
Financing Index: Overnight Bank Funding Rate + 0.9%	MSCI Saudi Arabia Index Futures (Monthly)	12/18/2024	GSC	USD	3,397,364	127,991	—	127,991
Subtotal Appreciation						$1,213,718	$ —	$1,213,718
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	10/16/2024	GSC	BRL	52,794,700	$(250,422)	$—	$(250,422)
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	10/16/2024	CITI	BRL	24,938,200	(31,735)	—	(31,735)
Financing Index: Overnight Bank Funding Rate + 0.9%	MSCI Saudi Arabia Index Futures (Monthly)	12/18/2024	GSC	USD	99,444	(366)	—	(366)
Financing Index: Overnight Brazil CETIP - 0.55%	MSCI Brazil Net Return BRL Index (Monthly)	12/18/2024	CITI	BRL	10,310,092	(362,664)	—	(362,664)
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.5%	12/18/2024	CITI	USD	10,173,915	(603,392)	—	(603,392)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 0.5%	12/18/2024	CITI	PLN	1,757,958	(62,999)	—	(62,999)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate + 0.2%	12/18/2024	CITI	SGD	4,248,656	(146,477)	—	(146,477)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 0.6%	12/18/2024	CITI	ZAR	1,658,330	(1,140,050)	—	(1,140,050)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Increase in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	Decrease in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	12/19/2024	CITI	ZAR	591,560	$(1,646)	$—	$(1,646)
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	12/20/2024	CITI	PLN	3,489,840	(2,811)	—	(2,811)
Subtotal Depreciation						$(2,602,562)	$ —	$(2,602,562)
Net Total Return Swaps outstanding at September 30, 2024						$(1,388,844)	$ —	$(1,388,844)
Total Return Basket Swap Agreements outstanding at September 30, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the OBFR01 plus or minus a specified spread (-0.65% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	59-60 months maturity ranging from 08/16/2029 - 09/28/2029	GSC	$11,235,611	$1,943,234	$—	$1,943,234

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
SK Hynix, Inc.	13,046	$1,746,035	$100,574	5.18%
Contemporary Amperex Technology Co., Ltd. Class A	10,660	374,635	96,639	4.97
Ping An Insurance Group Co. of China, Ltd. Class A	29,400	237,204	60,466	3.11
Huaxia Bank Co., Ltd. Class A	211,407	223,654	29,509	1.52
China Pacific Insurance Group Co., Ltd. Class A	39,900	219,854	50,438	2.60
Bank of Shanghai Co., Ltd. Class A	195,300	219,261	26,154	1.35
China State Construction Engineering Corporation, Ltd. Class A	229,000	200,285	42,881	2.21
Huatai Securities Co., Ltd. Class A	80,300	199,369	53,192	2.74
China Merchants Bank Co., Ltd. Class A	36,756	194,704	38,149	1.96
Industrial Bank Co., Ltd. Class A	69,700	190,368	33,586	1.73
Shenergy Co., Ltd. Class A	156,000	188,878	22,985	1.18
Anjoy Foods Group Co., Ltd. Class A	13,100	183,242	53,259	2.74
Weichai Power Co., Ltd. Class A	81,500	183,235	43,417	2.23
ZTE Corporation Class A	41,300	182,268	42,831	2.20
Ping An Bank Co., Ltd. Class A	101,800	175,814	34,579	1.78
Yutong Bus Co., Ltd. Class A	45,300	169,508	35,006	1.80
Bank of Beijing Co., Ltd. Class A	200,800	166,824	24,279	1.25
Shaanxi Coal Industry Co., Ltd. Class A	41,400	161,358	31,730	1.63
Samsung Life Insurance Co., Ltd.	2,181	155,768	(1,004)	(0.05)
PetroChina Co., Ltd. Class A	113,200	145,596	24,085	1.24
Guangdong Haid Group Co., Ltd. Class A	21,200	144,425	32,330	1.66
Foshan Haitian Flavouring & Food Co., Ltd. Class A	21,177	143,724	38,521	1.98
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	34,162	140,768	34,573	1.78
COSCO SHIPPING Holdings Co., Ltd. Class A	62,400	138,755	36,539	1.88
Zhejiang Zheneng Electric Power Co., Ltd. Class A	142,900	136,702	17,144	0.88
China Yangtze Power Co., Ltd. Class A	30,600	131,387	4,888	0.25

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Yealink Network Technology Corporation, Ltd. Class A	20,800	$124,619	$28,956	1.49%
China Shenhua Energy Co., Ltd. Class A	19,100	118,001	17,870	0.92
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	35,200	117,421	16,042	0.83
Yunnan Yuntianhua Co., Ltd. Class A	36,300	116,466	14,004	0.72
SDIC Power Holdings Co., Ltd. Class A	47,200	114,314	11,001	0.57
Yunnan Aluminium Co., Ltd. Class A	54,300	113,217	29,156	1.50
Shanghai International Port Class A	119,500	110,528	10,985	0.57
Lens Technology Co., Ltd. Class A	36,000	104,615	24,728	1.27
Offshore Oil Engineering Co., Ltd. Class A	124,000	102,894	15,742	0.81
People's Insurance Co. Group of China, Ltd. (The) Class A	95,700	100,759	16,848	0.87
Foxconn Industrial Internet Co., Ltd. Class A	27,900	99,652	26,559	1.37
Aluminum Corporation of China, Ltd. Class A	78,700	98,415	28,137	1.45
Zhejiang Dahua Technology Co., Ltd. Class A	40,000	97,600	23,213	1.19
Chongqing Changan Automobile Co., Ltd. Class A	45,700	95,999	19,786	1.02
NARI Technology Co., Ltd. Class A	24,300	94,999	6,554	0.34
Bank of Communications Co., Ltd. Class A	89,000	93,431	9,066	0.47
Baoshan Iron & Steel Co., Ltd. Class A	94,600	93,298	19,081	0.98
China Minsheng Banking Corporation, Ltd. Class A	156,700	89,591	16,535	0.85
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd. Class A	31,000	87,605	28,658	1.48
Enn Natural Gas Co., Ltd. Class A	28,400	83,143	7,263	0.37
Goertek, Inc. Class A	25,100	80,855	13,825	0.71
Bank of Hangzhou Co., Ltd. Class A	39,900	79,755	11,922	0.61
Jiangxi Copper Co., Ltd. Class A	22,400	76,897	17,739	0.91
Huaneng Power International, Inc. Class A	67,800	74,228	11,200	0.58
Other	1,884,420	2,513,688	511,614	26.32
		$11,235,611	$1,943,234	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 61.5%
Real Estate — 61.5%
Agree Realty Corporation REITΔ	83,167	$6,264,970
American Healthcare REIT, Inc.	90,857	2,371,368
American Homes 4 Rent Class A REIT	92,867	3,565,164
American Tower Corporation REIT	3,999	930,007
Americold Realty Trust REIT	58,436	1,651,986
AvalonBay Communities, Inc. REIT	36,049	8,120,037
Brixmor Property Group, Inc. REIT	160,396	4,468,633
BXP, Inc. REIT	23,070	1,856,212
Camden Property Trust REIT	25,290	3,124,074
CareTrust REIT, Inc.	131,665	4,063,182
CTO Realty Growth, Inc. REITΔ	62,088	1,180,914
CubeSmart REIT	111,620	6,008,505
Digital Realty Trust, Inc. REIT	31,360	5,074,989
EastGroup Properties, Inc. REIT	25,611	4,784,647
Equinix, Inc. REIT	16,943	15,039,115
Equity LifeStyle Properties, Inc. REIT	69,731	4,974,610
Equity Residential REIT	22,069	1,643,258
Essential Properties Realty Trust, Inc. REITΔ	160,739	5,489,237
Essex Property Trust, Inc. REIT	13,706	4,049,026
Extra Space Storage, Inc. REIT	21,488	3,871,923
Federal Realty Investment Trust REIT	27,290	3,137,531
First Industrial Realty Trust, Inc. REIT	30,422	1,703,024
Four Corners Property Trust, Inc. REITΔ	42,280	1,239,227
Healthpeak Properties, Inc. REIT	245,890	5,623,504
Host Hotels & Resorts, Inc. REIT	13,059	229,838
Independence Realty Trust, Inc. REITΔ	40,173	823,546
Iron Mountain, Inc. REIT	76,269	9,063,045
Lineage, Inc. REITΔ	10,353	811,468
LTC Properties, Inc. REIT	9,208	337,841
Medical Properties Trust, Inc. REITΔ	98,463	576,009
NETSTREIT CorporationΔ	64,655	1,068,747
NexPoint Residential Trust, Inc. REIT	9,435	415,234
PotlatchDeltic Corporation REITΔ	9,257	417,028
Prologis, Inc. REIT	121,739	15,373,201
Public Storage REIT	16,220	5,901,971
Realty Income Corporation REITΔ	78,130	4,955,005
Ryman Hospitality Properties, Inc. REIT	26,204	2,810,117
Safehold, Inc. REITΔ	6,176	161,996
SBA Communications Corporation REIT	926	222,888
Simon Property Group, Inc. REIT	54,456	9,204,153
SL Green Realty Corporation REITΔ	52,925	3,684,109
STAG Industrial, Inc. REIT	85,888	3,357,362
Sunstone Hotel Investors, Inc. REIT	57,629	594,731
UDR, Inc. REIT	49,838	2,259,655
Urban Edge Properties REIT	110,776	2,369,499
Ventas, Inc. REIT	93,652	6,005,903
	Shares	Value
Vornado Realty Trust REIT	43,716	$1,722,410
Welltower, Inc. REIT	83,221	10,654,785
		183,255,684
Total Common Stocks (Cost $159,519,946)		183,255,684
FOREIGN COMMON STOCKS — 35.2%
Australia — 5.4%
Charter Hall Group REIT	33,555	368,754
Dexus REITΔ	182,753	953,545
Goodman Group REIT	240,410	6,132,624
GPT Group (The) REIT	360,142	1,234,863
Mirvac Group REIT	1,548,287	2,290,166
NEXTDC, Ltd.Δ*	41,600	501,671
Region RE, Ltd. REIT	741,012	1,166,853
Scentre Group REIT	682,201	1,714,983
Stockland REITΔ	457,094	1,648,670
		16,012,129
Austria — 0.1%
CA Immobilien Anlagen AG	8,776	262,395
Belgium — 0.4%
Aedifica SA REIT	6,497	455,041
VGP NVΔ	5,791	593,063
Xior Student Housing NV REITΔ	6,535	246,077
		1,294,181
Canada — 2.2%
Boardwalk REIT	43,300	2,742,488
Chartwell Retirement Residences	228,925	2,637,178
First Capital REIT	5,029	69,721
InterRent REIT	119,372	1,120,947
		6,570,334
Finland — 0.1%
Kojamo OYJ*	27,613	316,514
France — 2.5%
Covivio SA REIT	17,338	1,055,123
Gecina SA REIT	5,947	684,735
ICADE REITΔ	13,167	390,524
Klepierre REIT	86,731	2,841,827
Unibail-Rodamco-Westfield REIT*	26,289	2,302,464
		7,274,673
Germany — 2.4%
Aroundtown SAΔ*	109,484	344,807
Grand City Properties SA*	18,398	259,236
LEG Immobilien SE	2,224	232,839
Sirius Real Estate, Ltd. REIT	696,667	908,582
Vonovia SE	151,342	5,524,979
		7,270,443
Hong Kong — 2.9%
CK Asset Holdings, Ltd.	93,178	405,658
ESR Cayman, Ltd. 144A	831,600	1,321,978

	Shares	Value
Henderson Land Development Co., Ltd.	55,979	$177,271
Hongkong Land Holdings, Ltd.	51,900	190,701
Hysan Development Co., Ltd.	52,091	89,635
Link REIT	552,700	2,755,354
Sun Hung Kai Properties, Ltd.	8,500	92,096
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	204,905	2,220,116
Wharf Real Estate Investment Co., Ltd.	426,395	1,489,113
		8,741,922
Japan — 8.5%
Activia Properties, Inc. REIT	331	752,112
Comforia Residential REIT, Inc.	48	108,455
CRE Logistics REIT, Inc.	446	463,476
Daiwa House REIT Investment Corporation	518	849,827
Daiwa Office Investment Corporation REIT	39	82,136
GLP J-REIT	1,229	1,135,868
Industrial & Infrastructure Fund Investment Corporation REIT	1,698	1,414,905
Invincible Investment Corporation REIT	2,354	1,019,512
Japan Metropolitan Fund Invest REIT	3,233	2,170,384
Japan Real Estate Investment Corporation REIT	89	353,828
KDX Realty Investment Corporation REIT	1,934	2,037,807
Keihanshin Building Co., Ltd.	84,300	950,726
LaSalle Logiport REIT	269	268,782
Mitsubishi Estate Co., Ltd.	241,462	3,813,721
Mitsui Fudosan Co., Ltd.	347,035	3,270,060
Mori Trust REIT, Inc.Δ	2,973	1,350,103
Nippon Prologis REIT, Inc.Δ	627	1,074,011
NIPPON REIT Investment Corporation	313	705,629
Nomura Real Estate Master Fund, Inc. REIT	122	121,720
Orix JREIT, Inc.	693	740,203
Sumitomo Realty & Development Co., Ltd.	51,058	1,728,341
Tokaido REIT, Inc.	574	453,445
Tokyo Tatemono Co., Ltd.	27,329	438,951
		25,304,002
Netherlands — 0.3%
CTP NV 144A	29,429	537,152
NSI NV REIT	10,915	250,291
		787,443
Norway — 0.1%
Entra ASA 144A*	17,690	229,162
Singapore — 2.7%
CapitaLand Ascendas REIT	992,544	2,197,874
CapitaLand Integrated Commercial Trust REIT	792,250	1,302,207
Capitaland Investment, Ltd.Δ	283,325	685,015
City Developments, Ltd.	32,616	136,638
	Shares	Value
Digital Core REIT Management Pte, Ltd.Δ	1,995,947	$1,226,687
Keppel DC REIT	302,800	510,244
Mapletree Industrial Trust REIT	149,400	282,316
Mapletree Logistics Trust REIT	880,562	999,565
Mapletree Pan Asia Commercial Trust REITΔ	590,264	677,728
		8,018,274
Spain — 0.6%
Merlin Properties Socimi SA REIT	135,906	1,722,734
Sweden — 1.9%
Castellum ABΔ*	102,113	1,497,051
Catena AB	9,605	548,818
Fabege ABΔ	52,541	520,731
Fastighets AB Balder, B SharesΔ*	236,057	2,075,951
Nyfosa AB	42,238	500,828
Pandox AB	23,408	467,890
Samhallsbyggnadsbolaget i Norden AB	74,684	54,035
		5,665,304
Switzerland — 0.6%
PSP Swiss Property AG	12,447	1,823,671
United Kingdom — 4.5%
Big Yellow Group PLC REIT	50,321	853,068
British Land Co. PLC (The) REIT	374,601	2,182,709
Grainger PLC	401,756	1,318,649
Hammerson PLC REIT	122,692	521,504
Life Science Reit PLC REIT	372,880	194,424
LondonMetric Property PLC REIT	547,078	1,504,128
PRS REIT PLC (The)	251,844	345,687
Segro PLC REIT	227,304	2,664,117
Shaftesbury Capital PLC REIT	272,254	537,054
Tritax Big Box REIT PLC	330,577	705,568
Tritax EuroBox PLC 144A	312,934	296,091
UNITE Group PLC (The) REIT	132,602	1,670,013
Workspace Group PLC REIT	68,423	593,337
		13,386,349
Total Foreign Common Stocks (Cost $96,437,099)		104,679,530
MONEY MARKET FUNDS — 6.3%
Northern Institutional Liquid Assets Portfolio (Shares), 4.93%Ø§	10,629,872	10,629,872
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø∞	6,341,969	6,341,969
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	1,771,787	1,771,787
Total Money Market Funds (Cost $18,743,628)		18,743,628
TOTAL INVESTMENTS — 103.0% (Cost $274,700,673)		306,678,842
Liabilities in Excess of Other Assets — (3.0)%		(8,935,504)
NET ASSETS — 100.0%		$297,743,338

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	12/2024	114	$4,487,040	$18,743
MSCI EAFE Index	12/2024	12	1,492,680	7,828
Total Futures Contracts outstanding at September 30, 2024			$5,979,720	$26,571
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Par	Value
CORPORATE BONDS — 19.2%
3D Systems Corporation
0.00%, 11/15/26 CONV »	$308,000	$259,089
Affirm Holdings, Inc.
0.00%, 11/15/26 CONV »	746,000	663,940
Air Transport Services Group, Inc.
3.88%, 08/15/29 CONV	898,000	847,802
Airbnb, Inc.
0.00%, 03/15/26‡‡ CONV »	253,000	236,043
Alarm.com Holdings, Inc.
2.25%, 06/01/29 144A ‡‡ CONV	136,000	129,676
American Airlines Group, Inc.
6.50%, 07/01/25‡‡ CONV	556,000	571,568
Anywhere Real Estate Group LLC
0.25%, 06/15/26‡‡ CONV	362,000	317,565
Arbor Realty Trust, Inc.
7.50%, 08/01/25 CONV	401,000	409,521
Beauty Health Co. (The)
1.25%, 10/01/26 144A ‡‡ CONV	892,000	745,983
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	437,000	405,099
Bitdeer Technologies Group
8.50%, 08/15/29‡‡ CONV	163,000	190,206
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 CONV	569,000	541,972
Block, Inc.
0.25%, 11/01/27‡‡ CONV	465,000	402,574
Bloom Energy Corporation
3.00%, 06/01/29 144A ‡‡ CONV	324,000	277,157
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	723,000	607,320
Cable One, Inc.
1.13%, 03/15/28‡‡ CONV	1,057,000	855,779
CenterPoint Energy, Inc.
4.25%, 08/15/26 CONV	499,000	507,732
Century Aluminum Co.
2.75%, 05/01/28‡‡ CONV	363,000	402,023
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26‡‡ CONV	972,000	921,011
Chegg, Inc.
0.13%, 03/15/25 CONV	661,000	634,560
Coinbase Global, Inc.
0.25%, 04/01/30 144A ‡‡ CONV	126,000	114,597
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	732,000	924,150
CONMED Corporation
2.25%, 06/15/27‡‡ CONV	646,000	600,895
Core Scientific, Inc.
3.00%, 09/01/29 144A CONV	34,000	46,927
CryoPort, Inc.
0.75%, 12/01/26 144A ‡‡ CONV	360,000	315,180
CSG Systems International, Inc.
3.88%, 09/15/28 CONV	483,000	483,725
Dayforce, Inc.
0.25%, 03/15/26‡‡ CONV	767,000	724,431
Dexcom, Inc.
0.38%, 05/15/28‡‡ CONV	161,000	142,888
	Par	Value
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 CONV »	$694,000	$616,272
Duke Energy Corporation
4.13%, 04/15/26 CONV	549,000	583,861
Enovis Corporation
3.88%, 10/15/28 144A ‡‡ CONV	556,000	586,580
Enphase Energy, Inc.
0.00%, 03/01/28‡‡ CONV »	221,000	195,143
Envestnet, Inc.
2.63%, 12/01/27‡‡ CONV	722,000	767,486
Evolent Health, Inc.
3.50%, 12/01/29 144A ‡‡ CONV	551,000	594,667
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	613,000	595,223
Expedia Group, Inc.
0.00%, 02/15/26 CONV »	511,000	490,305
EZCORP, Inc.
2.38%, 05/01/25 CONV	362,000	357,968
3.75%, 12/15/29 144A ‡‡ CONV	229,000	277,548
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	692,000	761,719
Guardant Health, Inc.
0.00%, 11/15/27‡‡ CONV »	81,000	65,217
Haemonetics Corporation
0.00%, 03/01/26‡‡ CONV »	625,000	578,125
2.50%, 06/01/29 144A CONV	134,000	135,139
Halozyme Therapeutics, Inc.
0.25%, 03/01/27‡‡ CONV	582,000	585,393
HAT Holdings I LLC
0.00%, 05/01/25 144A ‡‡ CONV »	641,000	682,344
i3 Verticals LLC
1.00%, 02/15/25‡‡ CONV	433,000	421,359
Integer Holdings Corporation
2.13%, 02/15/28‡‡ CONV	525,000	830,287
Jamf Holding Corporation
0.13%, 09/01/26‡‡ CONV	690,000	624,759
Jazz Investments I, Ltd.
3.13%, 09/15/30 144A CONV	241,000	252,207
Kosmos Energy, Ltd.
3.13%, 03/15/30 144A ‡‡ CONV	556,000	515,551
LendingTree, Inc.
0.50%, 07/15/25‡‡ CONV	1,054,000	991,972
Liberty Broadband Corporation
3.13%, 03/31/53 144A CONV	295,000	294,113
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A ‡‡ CONV	1,176,000	1,102,792
Live Nation Entertainment, Inc.
3.13%, 01/15/29 CONV	626,000	772,164
Lumentum Holdings, Inc.
0.50%, 06/15/28 CONV	386,000	335,627
MARA Holdings, Inc.
1.00%, 12/01/26‡‡ CONV	324,000	287,670
2.13%, 09/01/31 144A CONV	170,000	193,949
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	613,000	567,638

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Meritage Homes Corporation
1.75%, 05/15/28 144A ‡‡ CONV	$90,000	$102,915
Mesa Laboratories, Inc.
1.38%, 08/15/25‡‡ CONV	389,000	375,668
MicroStrategy, Inc.
0.00%, 02/15/27‡‡ CONV »	459,000	626,879
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 CONV	405,000	594,995
MP Materials Corporation
0.25%, 04/01/26 144A ‡‡ CONV	215,000	198,092
NCL Corporation, Ltd.
2.50%, 02/15/27 CONV	399,000	395,559
OSI Systems, Inc.
2.25%, 08/01/29 144A CONV	127,000	132,323
Pacira BioSciences, Inc.
2.13%, 05/15/29 144A ‡‡ CONV	179,000	135,544
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	961,000	886,042
Pegasystems, Inc.
0.75%, 03/01/25 CONV	227,000	223,028
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV »	135,000	122,175
PennyMac Corporation
5.50%, 11/01/24‡‡ CONV	361,000	359,646
5.50%, 03/15/26 CONV	813,000	791,455
PennyMac Mortgage Investment Trust
8.50%, 06/01/29 144A CONV	177,000	177,708
Perficient, Inc.
0.13%, 11/15/26‡‡ CONV	749,000	738,139
PG&E Corporation
4.25%, 12/01/27 144A ‡‡ CONV	784,000	850,052
Progress Software Corporation
3.50%, 03/01/30 144A ‡‡ CONV	507,000	610,428
PROS Holdings, Inc.
2.25%, 09/15/27‡‡ CONV	317,000	285,934
Repay Holdings Corporation
0.00%, 02/01/26 144A CONV »	218,000	202,522
2.88%, 07/15/29 144A ‡‡ CONV	169,000	164,944
Rivian Automotive, Inc.
4.63%, 03/15/29‡‡ CONV	246,000	222,784
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25‡‡ CONV	381,000	1,363,551
RWT Holdings, Inc.
5.75%, 10/01/25‡‡ CONV	1,448,000	1,426,280
Shake Shack, Inc.
0.00%, 03/01/28‡‡ CONV »	133,000	123,943
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	534,000	552,957
Snap, Inc.
0.00%, 05/01/27‡‡ CONV »	872,000	747,935
Snowflake, Inc.
0.00%, 10/01/27 144A CONV »	138,000	143,796
SoFi Technologies, Inc.
0.00%, 10/15/26 144A ‡‡ CONV »	1,022,000	926,954
	Par	Value
Spectrum Brands, Inc.
3.38%, 06/01/29 144A ‡‡ CONV	$266,000	$276,704
Sphere Entertainment Co.
3.50%, 12/01/28 144A ‡‡ CONV	666,000	969,862
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	794,000	751,471
Sunnova Energy International, Inc.
0.25%, 12/01/26 CONV	348,000	265,788
Super Micro Computer, Inc.
0.00%, 03/01/29 144A CONV »	567,000	458,987
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	338,000	293,553
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	1,113,000	1,087,957
Upstart Holdings, Inc.
2.00%, 10/01/29 144A CONV	243,000	266,814
Upwork, Inc.
0.25%, 08/15/26‡‡ CONV	174,000	159,591
Veradigm, Inc.
0.88%, 01/01/27 CONV	173,000	190,084
Verint Systems, Inc.
0.25%, 04/15/26 CONV	410,000	383,145
Vertex, Inc.
0.75%, 05/01/29 144A CONV	45,000	56,475
Wayfair, Inc.
1.00%, 08/15/26‡‡ CONV	691,000	646,662
Western Digital Corporation
3.00%, 11/15/28 144A ‡‡ CONV	459,000	681,385
WisdomTree, Inc.
5.75%, 08/15/28 CONV	648,000	806,760
Xometry, Inc.
1.00%, 02/01/27‡‡ CONV	536,000	454,260
Ziff Davis, Inc.
1.75%, 11/01/26 CONV	474,000	439,931
3.63%, 03/01/28 144A CONV	298,000	286,266
Zillow Group, Inc.
2.75%, 05/15/25‡‡ CONV	248,000	277,412
Total Corporate Bonds (Cost $47,601,017)		50,577,846
FOREIGN BONDS — 0.6%
Canada — 0.5%
Equinox Gold Corporation
4.75%, 10/15/28 CONV	386,000	481,280
First Majestic Silver Corporation
0.38%, 01/15/27‡‡ CONV	501,000	445,088
SSR Mining, Inc.
2.50%, 04/01/39‡‡ CONV	371,000	348,647
		1,275,015
Denmark — 0.1%
Ascendis Pharma A/S
2.25%, 04/01/28‡‡ CONV	277,000	322,943

	Par	Value
Israel — 0.0%
Pagaya Technologies, Ltd.
6.13%, 10/01/29 144A CONV	$42,000	$43,596
Total Foreign Bonds (Cost $1,485,864)		1,641,554
MORTGAGE-BACKED SECURITIES — 5.2%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	865,637	888,039
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.54%, 09/15/43† IO	184,788	22,959
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.64%, 05/15/45† IO	189,828	18,755
Federal National Mortgage Association
6.50%, 09/01/53	1,760,740	1,824,469
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.71%, 05/25/47† IO	268,175	36,489
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.76%, 02/25/48† IO	153,333	20,906
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.00%, 10/25/40Ω † IO	459,537	34,630
Government National Mortgage Association
4.00%, 05/20/48	870,780	850,953
2.50%, 09/20/51	141,559	122,968
2.50%, 11/20/51	523,127	457,096
2.50%, 12/20/51	300,517	261,663
5.00%, 10/01/54 TBA	2,000,000	2,003,515
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 0.62%, 08/20/45† IO	105,480	14,693
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 1.12%, 09/20/48† IO	309,882	41,138
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.07%, 10/20/48† IO	122,507	15,907
	Par	Value
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 0.62%, 01/20/48† IO	$753,842	$88,446
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.97%, 01/20/49† IO	136,508	17,062
Government National Mortgage Association, Series 2019-110
1.02%, 09/20/49† IO	521,077	69,317
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.07%, 01/20/49† IO	397,343	52,963
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	583,880	98,907
3.50%, 12/20/49 IO	338,149	63,151
Government National Mortgage Association, Series 2019-20
(Floating, 3.68% - CME Term SOFR 1M, 3.79% Cap), 0.00%, 02/20/49† IO	314,809	8,985
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.97%, 01/20/49† IO	115,794	14,364
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	277,586	38,974
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.97%, 02/20/50† IO	271,622	39,001
Government National Mortgage Association, Series 2020-55
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.97%, 04/20/50† IO	445,188	65,366
3.50%, 04/20/50 IO	250,957	46,882
Government National Mortgage Association, Series 2020-61
(Floating, 6.33% - CME Term SOFR 1M, 6.44% Cap), 1.36%, 07/20/43† IO	411,868	51,789
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.97%, 08/20/49† IO	582,337	70,032
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	472,530	98,665
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	150,791	31,154

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2023-133
(Floating, 6.50% - U.S. 30-Day Average SOFR, 6.50% Cap), 1.15%, 09/20/53† IO	$1,329,093	$68,112
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 0.77%, 05/20/53† IO	659,914	36,119
Uniform Mortgage Backed Securities
4.50%, 10/01/53 TBA	2,000,000	1,966,367
6.00%, 10/01/54 TBA	4,000,000	4,088,741
Total Mortgage-Backed Securities (Cost $13,670,706)		13,628,577
U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Bills
5.11%, 10/10/24Ω	11,660,000	11,646,474
5.14%, 10/17/24Ω	3,500,000	3,492,693
4.92%, 10/24/24Ω	13,100,000	13,060,517
4.59%, 10/31/24Ω	4,000,000	3,984,432
5.03%, 11/07/24Ω	5,850,000	5,821,860
4.91%, 11/29/24Ω	5,859,000	5,814,050
		43,820,026
U.S. Treasury Inflationary Indexed Bonds
1.50%, 02/15/53	6,084,362	5,506,641
U.S. Treasury Notes
3.50%, 09/30/29	9,990,000	9,960,732
3.63%, 09/30/31	9,910,000	9,892,193
		19,852,925
Total U.S. Treasury Obligations (Cost $68,822,908)		69,179,592

	Shares
COMMON STOCKS — 7.3%
Communication Services — 0.0%
NII Holdings, Inc.††† *	76,167	19,803
Consumer Discretionary — 1.6%
Abercrombie & Fitch Co. Class A*	1,153	161,305
AutoZone, Inc.*	80	252,003
Best Buy Co., Inc.	3,029	312,896
Dick's Sporting Goods, Inc.	329	68,662
Dillard's, Inc. Class A	1,186	455,056
eBay, Inc.	5,092	331,540
Etsy, Inc.*	1,301	72,245
Gap, Inc. (The)	382	8,423
Genuine Parts Co.	1,358	189,686
Lowe’s Cos., Inc.	1,374	372,148
MercadoLibre, Inc.*	15	30,779
Murphy U.S.A., Inc.	483	238,056
O’Reilly Automotive, Inc.*	295	339,722
Penske Automotive Group, Inc.	848	137,732
Ross Stores, Inc.	789	118,752
TJX Cos., Inc. (The)	2,550	299,727
Tractor Supply Co.	487	141,683
	Shares	Value
Ulta Beauty, Inc.*	672	$261,489
Wayfair, Inc. Class A*	1,107	62,191
Williams-Sonoma, Inc.	2,305	357,091
		4,211,186
Consumer Staples — 1.1%
BellRing Brands, Inc.*	3,721	225,939
BJ's Wholesale Club Holdings, Inc.*	721	59,468
Colgate-Palmolive Co.	4,448	461,747
Costco Wholesale Corporation	229	203,013
Kimberly-Clark Corporation	1,953	277,873
Kroger Co. (The)	7,240	414,852
Procter & Gamble Co. (The)	629	108,943
Sysco Corporation	3,054	238,395
Target Corporation	1,237	192,799
U.S. Foods Holding Corporation*	2,808	172,692
Walmart, Inc.	8,088	653,106
		3,008,827
Financials — 1.6%
Aflac, Inc.	1,332	148,918
Allstate Corporation (The)	242	45,895
American Financial Group, Inc.	1,210	162,866
American International Group, Inc.	452	33,100
Arch Capital Group, Ltd.*	1,865	208,656
Assurant, Inc.	208	41,363
Axis Capital Holdings, Ltd.	1,575	125,386
Cincinnati Financial Corporation	2,748	374,058
CNA Financial Corporation	2,016	98,663
CNO Financial Group, Inc.	4,261	149,561
Erie Indemnity Co. Class A	271	146,291
Everest Group, Ltd.	693	271,538
Fidelity National Financial, Inc.	802	49,772
Hartford Financial Services Group, Inc. (The)	2,404	282,735
Lincoln National Corporation	299	9,422
Loews Corporation	1,283	101,421
Markel Corporation*	28	43,920
Marsh & McLennan Cos., Inc.	1,315	293,363
Old Republic International Corporation	4,686	165,978
Primerica, Inc.	1,039	275,491
Reinsurance Group of America, Inc.	791	172,335
RLI Corporation	1,472	228,131
Travelers Cos., Inc. (The)	1,187	277,900
Unum Group	2,539	150,918
W.R. Berkley Corporation	5,542	314,398
		4,172,079
Information Technology — 1.4%
Amphenol Corporation Class A	3,510	228,712
Apple, Inc.	4,103	955,999
Arista Networks, Inc.*	411	157,750
Arrow Electronics, Inc.*	1,048	139,206
Avnet, Inc.	4,329	235,108
Belden, Inc.	639	74,846
CDW Corporation	316	71,511
Cisco Systems, Inc.	2,893	153,965
Dell Technologies, Inc. Class C	1,504	178,284

	Shares	Value
F5, Inc.*	1,916	$421,903
Hewlett Packard Enterprise Co.	3,109	63,610
HP, Inc.	1,390	49,859
IPG Photonics Corporation*	2,384	177,179
Jabil, Inc.	1,061	127,140
Keysight Technologies, Inc.*	693	110,139
NetApp, Inc.	1,651	203,915
Pure Storage, Inc. Class A*	1,397	70,185
TD SYNNEX Corporation	817	98,105
Trimble, Inc.*	2,270	140,944
Ubiquiti, Inc.	254	56,317
		3,714,677
Materials — 1.5%
AptarGroup, Inc.	1,572	251,819
Ashland, Inc.	108	9,393
Avery Dennison Corporation	308	67,994
Avient Corporation	374	18,820
Berry Global Group, Inc.	2,759	187,557
Cabot Corporation	2,343	261,877
CF Industries Holdings, Inc.	6,771	580,952
Commercial Metals Co.	1,519	83,484
Crown Holdings, Inc.	1,159	111,125
DuPont de Nemours, Inc.	243	21,654
Eastman Chemical Co.	1,394	156,058
Element Solutions, Inc.	3,041	82,593
Greif, Inc. Class A	319	19,988
Martin Marietta Materials, Inc.	252	135,639
Mosaic Co. (The)	1,253	33,555
NewMarket Corporation	476	262,700
Nucor Corporation	165	24,806
Packaging Corporation of America	377	81,206
PPG Industries, Inc.	402	53,249
Reliance, Inc.	713	206,207
Royal Gold, Inc.	2,881	404,204
RPM International, Inc.	1,210	146,410
Sherwin-Williams Co. (The)	1,057	403,425
Steel Dynamics, Inc.	1,174	148,018
Vulcan Materials Co.	109	27,297
Westlake Corporation	192	28,856
		3,808,886
Real Estate — 0.1%
CBRE Group, Inc. Class A*	1,271	158,214
Jones Lang LaSalle, Inc.*	364	98,211
		256,425
Total Common Stocks (Cost $14,822,146)		19,191,883
FOREIGN COMMON STOCKS — 0.5%
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	305	83,082
Ireland — 0.2%
CRH PLC	2,669	247,523
Linde PLC	132	62,945
TE Connectivity PLC	1,840	277,822
		588,290
	Shares	Value
Jersey — 0.1%
Amcor PLC	10,508	$119,056
Netherlands — 0.1%
LyondellBasell Industries NV Class A	2,093	200,719
Switzerland — 0.1%
Chubb, Ltd.	816	235,326
Total Foreign Common Stocks (Cost $1,039,626)		1,226,473
PREFERRED STOCKS — 0.7%
AMG Capital Trust II
5.15% CONV	3,780	207,900
Apollo Global Management, Inc.
6.75% CONV	4,976	338,318
Chart Industries, Inc.
6.75% CONV	12,674	636,868
Hewlett Packard Enterprise Co.
7.63% CONV	6,153	372,318
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	9,900
NCR Voyix Corporation
PIK, 5.50% CONV 1	250	272,143
Total Preferred Stocks (Cost $1,844,099)		1,837,447
MONEY MARKET FUNDS — 38.1%
Northern Institutional U.S. Government Portfolio (Shares), 4.75%Ø	389	389
GuideStone Money Market Fund, 4.85% (Institutional Class)Ø ∞	8,131,142	8,131,142
Northern Institutional U.S. Treasury Portfolio (Premier), 4.78%Ø	92,315,777	92,315,777
Total Money Market Funds (Cost $100,447,308)		100,447,308
TOTAL INVESTMENTS —97.9% (Cost $249,733,674)		257,730,680
COMMON STOCKS SOLD SHORT — (5.1)%
Communication Services — (0.6)%
Cable One, Inc.	(18)	(6,296)
Charter Communications, Inc. Class A *	(111)	(35,973)
Live Nation Entertainment, Inc. *	(4,308)	(471,683)
Sirius XM Holdings, Inc.	(8,316)	(196,684)
Snap, Inc. Class A *	(807)	(8,635)
Sphere Entertainment Co. *	(15,761)	(696,321)
Ziff Davis, Inc. *	(1,355)	(65,934)
		(1,481,526)
Consumer Discretionary — (0.7)%
Airbnb, Inc. Class A *	(72)	(9,130)
Cheesecake Factory, Inc. (The)	(2,130)	(86,371)
Marriott Vacations Worldwide Corporation	(468)	(34,389)
Meritage Homes Corporation	(216)	(44,295)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Norwegian Cruise Line Holdings, Ltd. *	(4,054)	$(83,148)
Rivian Automotive, Inc. Class A *	(10,266)	(115,185)
Royal Caribbean Cruises, Ltd.	(7,601)	(1,348,113)
Shake Shack, Inc. Class A *	(390)	(40,252)
Wayfair, Inc. Class A *	(830)	(46,629)
		(1,807,512)
Consumer Staples — (0.0)%
Beauty Health Co. (The) *	(2,909)	(4,189)
Spectrum Brands Holdings, Inc.	(1,224)	(116,451)
		(120,640)
Energy — (0.1)%
Kosmos Energy, Ltd. *	(53,361)	(215,045)
Financials — (0.5)%
Affiliated Managers Group, Inc.	(630)	(112,014)
Apollo Global Management, Inc.	(2,177)	(271,929)
Block, Inc. *	(288)	(19,334)
Coinbase Global, Inc. Class A *	(261)	(46,502)
EZCORP, Inc. Class A *	(15,910)	(178,351)
Repay Holdings Corporation *	(7,357)	(60,033)
SoFi Technologies, Inc. *	(6,327)	(49,730)
Upstart Holdings, Inc. *	(3,726)	(149,077)
WisdomTree, Inc.	(48,625)	(485,764)
		(1,372,734)
Health Care — (1.1)%
Bridgebio Pharma, Inc. *	(1,805)	(45,955)
Collegium Pharmaceutical, Inc. *	(16,006)	(618,472)
CONMED Corporation	(939)	(67,533)
Dexcom, Inc. *	(290)	(19,442)
Enovis Corporation *	(5,557)	(239,229)
Evolent Health, Inc. Class A *	(9,387)	(265,464)
Exact Sciences Corporation *	(2,320)	(158,038)
Guardant Health, Inc. *	(178)	(4,083)
Haemonetics Corporation *	(590)	(47,424)
Halozyme Therapeutics, Inc. *	(3,682)	(210,758)
Integer Holdings Corporation *	(5,131)	(667,030)
Mirum Pharmaceuticals, Inc. *	(10,154)	(396,006)
Pacira BioSciences, Inc. *	(2,721)	(40,951)
Veradigm, Inc. *	(1,955)	(18,964)
		(2,799,349)
Industrials — (0.5)%
Air Transport Services Group, Inc. *	(12,337)	(199,736)
American Airlines Group, Inc. *	(3,431)	(38,564)
Bloom Energy Corporation Class A *	(9,142)	(96,540)
Chart Industries, Inc. *	(4,074)	(505,746)
CSG Systems International, Inc.	(2,811)	(136,755)
Dayforce, Inc. *	(260)	(15,925)
Greenbrier Cos., Inc. (The)	(7,330)	(373,024)
Xometry, Inc. Class A *	(2,859)	(52,520)
		(1,418,810)
Information Technology — (1.1)%
Alarm.com Holdings, Inc. *	(943)	(51,554)
Bentley Systems, Inc. Class B	(1,593)	(80,940)
	Shares	Value
Bitdeer Technologies Group Class A *	(5,433)	$(42,540)
Core Scientific, Inc. *	(2,329)	(27,622)
Enphase Energy, Inc. *	(295)	(33,341)
Envestnet, Inc. *	(6,213)	(389,058)
Hewlett Packard Enterprise Co.	(12,306)	(251,781)
Jamf Holding Corporation *	(1,318)	(22,867)
Lumentum Holdings, Inc. *	(973)	(61,669)
MARA Holdings, Inc. *	(8,871)	(143,888)
MicroStrategy, Inc. Class A *	(2,508)	(422,849)
NCR Voyix Corporation *	(8,636)	(117,190)
OSI Systems, Inc. *	(389)	(59,062)
Perficient, Inc. *	(237)	(17,889)
Progress Software Corporation	(5,208)	(350,863)
PROS Holdings, Inc. *	(3,408)	(63,116)
Snowflake, Inc. Class A *	(162)	(18,607)
Super Micro Computer, Inc. *	(206)	(85,778)
Verint Systems, Inc. *	(730)	(18,491)
Vertex, Inc. Class A *	(882)	(33,966)
Western Digital Corporation *	(7,468)	(509,990)
		(2,803,061)
Materials — (0.1)%
Century Aluminum Co. *	(12,602)	(204,531)
MP Materials Corporation *	(968)	(17,085)
		(221,616)
Real Estate — (0.1)%
Anywhere Real Estate, Inc. *	(2,218)	(11,267)
Pebblebrook Hotel Trust REIT	(10,130)	(134,020)
Summit Hotel Properties, Inc. REIT	(16,366)	(112,271)
Zillow Group, Inc. Class C *	(1,223)	(78,089)
		(335,647)
Utilities — (0.3)%
CenterPoint Energy, Inc.	(2,598)	(76,433)
Duke Energy Corporation	(2,511)	(289,518)
PG&E Corporation	(18,713)	(369,956)
		(735,907)
Total Common Stocks Sold Short (Proceeds $(11,813,777))		(13,311,847)
FOREIGN COMMON STOCKS SOLD SHORT — (0.2)%
Canada — (0.1)%
Equinox Gold Corporation *	(47,346)	(288,337)
First Majestic Silver Corporation	(9,068)	(54,408)
SSR Mining, Inc.	(4,229)	(24,021)
		(366,766)
Denmark — (0.1)%
Ascendis Pharma A/S ADR *	(991)	(147,966)
Ireland — (0.0)%
Jazz Pharmaceuticals PLC *	(868)	(96,704)
Israel — (0.0)%
Pagaya Technologies, Ltd. Class A *	(1,008)	(10,655)
Total Foreign Common Stocks Sold Short (Proceeds $(546,772))		(622,091)

	Shares	Value
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. ††† *	(29)	$ —
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) ††† *	(29)	—
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT —(5.3)% (Proceeds $(12,360,549))		(13,933,938)

	Par	Value
TBA SALE COMMITMENT — (0.4)%
Uniform Mortgage Backed Securities 6.50%, 10/01/54 TBA (Proceeds $(1,031,875))	$(1,000,000)	$(1,031,049)
Other Assets in Excess of Liabilities — 7.8%		20,512,083
NET ASSETS — 100.0%		$263,277,776
Futures Contracts outstanding at September 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	10/2024	1	$18,300	$60
Euro-BTP	12/2024	(3)	(405,643)	(8,264)
Euro-Bund	12/2024	2	300,372	2,483
Australian Dollars/U.S. Dollars	12/2024	(157)	(10,871,465)	(397,995)
British Pounds/U.S. Dollars	12/2024	(10)	(835,875)	(17,750)
Euro/U.S. Dollars	12/2024	(105)	(14,656,031)	(99,645)
Japanese Yen/U.S. Dollars	12/2024	(1)	(87,881)	(444)
Mexican Pesos/U.S. Dollars	12/2024	10	251,350	5,350
New Zealand Dollars/U.S. Dollars	12/2024	(8)	(508,360)	(16,920)
South African Rand/U.S. Dollars	12/2024	2	57,575	1,975
Swiss Francs/U.S. Dollars	12/2024	(2)	(297,763)	1,137
U.S. Dollars/Norwegian Kroner	12/2024	1	99,958	(2,277)
U.S. Dollars/Swedish Kronor	12/2024	1	99,686	(1,747)
Canadian Dollars/U.S. Dollars	12/2024	(5)	(370,450)	(1,750)
10-Year Bond	12/2024	1	92,432	518
10-Year U.S. Treasury Note	12/2024	(7)	(799,969)	(9,090)
U.S. Treasury Long Bond	12/2024	(13)	(1,614,438)	2,160
Ultra 10-Year U.S. Treasury Note	12/2024	(6)	(709,781)	(257)
Ultra Long U.S. Treasury Bond	12/2024	(95)	(12,643,906)	31,559
Long GILT	12/2024	2	263,192	(1,231)
2-Year U.S. Treasury Note	12/2024	(23)	(4,789,570)	(6,025)
5-Year U.S. Treasury Note	12/2024	(136)	(14,944,062)	3,879
3-Month SONIA SO3	03/2026	52	16,780,729	(10,965)
Total Futures Contracts outstanding at September 30, 2024			$(45,571,600)	$(525,239)
Forward Foreign Currency Contracts outstanding at September 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/24	Japanese Yen	188,282,169	U.S. Dollars	1,266,273	MSCS	$47,185
10/15/24	Australian Dollars	924,606	U.S. Dollars	604,568	MSCS	34,823
12/18/24	Singapore Dollars	2,409,870	U.S. Dollars	1,859,875	MSCS	22,633
12/18/24	Australian Dollars	1,301,183	U.S. Dollars	878,534	MSCS	21,765
12/18/24	New Zealand Dollars	2,081,328	U.S. Dollars	1,305,930	MSCS	16,512
11/15/24	Swiss Francs	677,621	U.S. Dollars	790,481	MSCS	14,447
11/21/24	New Zealand Dollars	850,204	U.S. Dollars	526,110	MSCS	14,078
12/18/24	Euro	3,565,381	U.S. Dollars	3,968,175	MSCS	13,630
10/17/24	U.S. Dollars	748,032	Japanese Yen	105,728,668	MSCS	10,468

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/24	Chinese Offshore Yuan	12,726,509	U.S. Dollars	1,819,887	MSCS	$8,224
12/18/24	British Pounds	793,143	U.S. Dollars	1,052,093	MSCS	8,103
12/18/24	Norwegian Kroner	3,537,908	U.S. Dollars	328,186	MSCS	7,208
10/24/24	Euro	803,226	U.S. Dollars	887,993	MSCS	7,102
12/18/24	U.S. Dollars	3,203,475	Euro	2,862,600	MSCS	6,532
12/18/24	U.S. Dollars	728,441	Japanese Yen	102,674,136	MSCS	6,120
12/18/24	U.S. Dollars	753,060	Polish Zloty	2,888,000	MSCS	4,625
12/18/24	Canadian Dollars	1,190,702	U.S. Dollars	878,263	MSCS	3,978
12/18/24	Taiwan Dollars	7,892,817	U.S. Dollars	248,130	MSCS	3,666
12/18/24	Swiss Francs	404,176	Euro	429,000	MSCS	2,744
12/18/24	Brazilian Reals	423,278	U.S. Dollars	74,234	MSCS	2,735
10/03/24	Taiwan Dollars	9,702,712	U.S. Dollars	303,951	MSCS	2,727
10/23/24	South Korean Won	427,381,242	U.S. Dollars	322,357	MSCS	2,664
03/19/25	U.S. Dollars	439,925	Polish Zloty	1,695,425	MSCS	2,544
12/18/24	South African Rand	5,211,000	U.S. Dollars	297,126	MSCS	2,435
12/18/24	U.S. Dollars	415,156	Hungarian Forint	147,767,380	MSCS	2,280
03/19/25	U.S. Dollars	497,351	Chinese Offshore Yuan	3,426,681	MSCS	2,278
12/18/24	Swedish Kronor	1,089,813	U.S. Dollars	105,484	MSCS	2,254
12/18/24	Hungarian Forint	81,228,903	U.S. Dollars	224,772	MSCS	2,189
12/18/24	Chilean Pesos	36,832,401	U.S. Dollars	38,753	MSCS	2,178
12/18/24	Polish Zloty	930,122	U.S. Dollars	239,000	MSCS	2,045
12/18/24	U.S. Dollars	438,630	Czech Republic Koruna	9,876,946	MSCS	1,629
12/18/24	Euro	543,000	Swiss Francs	507,301	MSCS	1,628
12/18/24	South Korean Won	126,345,908	U.S. Dollars	94,563	MSCS	1,627
10/28/24	Chilean Pesos	433,370,771	U.S. Dollars	480,271	MSCS	1,515
12/18/24	Swiss Francs	361,364	U.S. Dollars	429,500	MSCS	1,310
10/31/24	Taiwan Dollars	9,473,608	U.S. Dollars	299,041	MSCS	1,147
03/19/25	U.S. Dollars	96,839	Israeli Shekels	355,145	MSCS	1,071
12/18/24	U.S. Dollars	297,000	Canadian Dollars	399,555	MSCS	953
12/18/24	U.S. Dollars	355,576	British Pounds	265,316	MSCS	927
12/18/24	U.S. Dollars	358,785	Swiss Francs	300,203	MSCS	889
11/04/24	U.S. Dollars	158,565	Brazilian Reals	862,866	MSCS	844
12/18/24	U.S. Dollars	608,709	Indian Rupees	51,150,640	MSCS	689
12/18/24	Colombian Pesos	158,633,364	U.S. Dollars	36,649	MSCS	685
12/18/24	Turkish Lira	3,038,037	U.S. Dollars	80,806	MSCS	658
03/19/25	Australian Dollars	164,894	U.S. Dollars	113,431	MSCS	613
12/18/24	Israeli Shekels	355,517	U.S. Dollars	95,000	MSCS	603
03/19/25	Taiwan Dollars	7,695,465	U.S. Dollars	248,228	MSCS	525
03/19/25	U.S. Dollars	198,940	Indian Rupees	16,797,698	MSCS	492
10/24/24	U.S. Dollars	526,047	Euro	471,632	MSCS	472
12/18/24	Czech Republic Koruna	3,198,335	U.S. Dollars	141,040	MSCS	469
12/18/24	Japanese Yen	8,166,509	U.S. Dollars	57,039	MSCS	413
03/19/25	U.S. Dollars	50,562	Mexican Pesos	1,014,199	MSCS	398
12/18/24	U.S. Dollars	248,675	Singapore Dollars	317,979	MSCS	280
11/15/24	U.S. Dollars	861,095	Swiss Francs	724,759	MSCS	173
12/18/24	U.S. Dollars	109,000	Swedish Kronor	1,101,498	MSCS	107
03/19/25	U.S. Dollars	24,953	Canadian Dollars	33,477	MSCS	96
12/18/24	U.S. Dollars	28,933	Norwegian Kroner	304,289	MSCS	86
12/18/24	U.S. Dollars	36,663	Colombian Pesos	155,572,108	MSCS	50
11/22/24	Polish Zloty	1,846,635	U.S. Dollars	479,083	MSCS	48
12/18/24	Indian Rupees	16,743,240	U.S. Dollars	198,995	MSCS	30
12/18/24	Euro	270,000	Hungarian Forint	107,910,900	MSCS	22
03/19/25	South Korean Won	124,062,993	U.S. Dollars	94,801	MSCS	14
Subtotal Appreciation						$300,635
03/19/25	Chilean Pesos	34,923,765	U.S. Dollars	38,768	MSCS	$(6)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/23/24	U.S. Dollars	198,995	Indian Rupees	16,748,016	MSCS	$(30)
11/22/24	U.S. Dollars	357,179	Polish Zloty	1,376,753	MSCS	(36)
03/19/25	Colombian Pesos	157,414,424	U.S. Dollars	36,663	MSCS	(70)
03/19/25	Norwegian Kroner	304,465	U.S. Dollars	28,933	MSCS	(85)
12/18/24	U.S. Dollars	54,891	Brazilian Reals	302,532	MSCS	(121)
03/19/25	Swedish Kronor	1,096,460	U.S. Dollars	109,000	MSCS	(135)
11/15/24	Swiss Francs	773,405	U.S. Dollars	918,892	MSCS	(184)
12/18/24	Brazilian Reals	407,099	U.S. Dollars	74,264	MSCS	(237)
12/18/24	Swiss Francs	129,812	U.S. Dollars	155,000	MSCS	(241)
03/19/25	Singapore Dollars	316,685	U.S. Dollars	248,675	MSCS	(291)
12/18/24	U.S. Dollars	368,196	Swiss Francs	309,104	MSCS	(311)
12/18/24	Mexican Pesos	1,000,333	U.S. Dollars	50,562	MSCS	(385)
03/19/25	U.S. Dollars	57,039	Japanese Yen	8,081,944	MSCS	(389)
12/18/24	U.S. Dollars	215,000	Japanese Yen	30,618,784	MSCS	(406)
12/18/24	U.S. Dollars	248,228	Taiwan Dollars	7,797,983	MSCS	(543)
03/19/25	Czech Republic Koruna	3,158,837	U.S. Dollars	140,630	MSCS	(590)
10/21/24	Indian Rupees	25,005,563	U.S. Dollars	298,706	MSCS	(595)
10/31/24	Indian Rupees	24,978,908	U.S. Dollars	298,273	MSCS	(615)
11/04/24	Indian Rupees	39,984,287	U.S. Dollars	477,000	MSCS	(624)
10/28/24	Indian Rupees	25,029,290	U.S. Dollars	299,000	MSCS	(700)
12/18/24	U.S. Dollars	96,801	Israeli Shekels	362,875	MSCS	(781)
10/21/24	U.S. Dollars	199,105	Canadian Dollars	270,271	MSCS	(837)
12/18/24	Singapore Dollars	1,144,646	U.S. Dollars	895,000	MSCS	(842)
12/18/24	U.S. Dollars	307,981	Singapore Dollars	395,554	MSCS	(1,013)
12/18/24	U.S. Dollars	497,155	Indian Rupees	41,912,901	MSCS	(1,058)
12/18/24	Israeli Shekels	356,071	U.S. Dollars	96,839	MSCS	(1,087)
03/19/25	Hungarian Forint	79,945,077	U.S. Dollars	223,867	MSCS	(1,283)
03/19/25	U.S. Dollars	429,500	Swiss Francs	358,154	MSCS	(1,289)
12/18/24	U.S. Dollars	1,829,109	Euro	1,639,062	MSCS	(1,390)
10/03/24	U.S. Dollars	296,000	Taiwan Dollars	9,409,840	MSCS	(1,420)
12/18/24	Swiss Francs	507,284	Euro	543,000	MSCS	(1,648)
12/18/24	U.S. Dollars	189,801	South Korean Won	251,512,751	MSCS	(1,682)
12/18/24	Chinese Offshore Yuan	3,448,889	U.S. Dollars	497,351	MSCS	(1,932)
12/18/24	Indian Rupees	106,674,324	U.S. Dollars	1,270,179	MSCS	(2,156)
12/18/24	Norwegian Kroner	3,358,870	Euro	287,192	MSCS	(2,314)
03/19/25	U.S. Dollars	289,930	New Zealand Dollars	460,098	MSCS	(2,343)
12/18/24	U.S. Dollars	262,000	Hungarian Forint	94,631,832	MSCS	(2,410)
03/19/25	Euro	789,785	U.S. Dollars	887,473	MSCS	(2,470)
12/18/24	U.S. Dollars	131,000	Swedish Kronor	1,351,451	MSCS	(2,604)
10/28/24	U.S. Dollars	193,388	Chilean Pesos	176,485,980	MSCS	(2,815)
12/18/24	Norwegian Kroner	3,109,868	U.S. Dollars	298,000	MSCS	(3,185)
12/18/24	U.S. Dollars	774,001	Czech Republic Koruna	17,569,756	MSCS	(3,365)
10/25/24	U.S. Dollars	120,562	Czech Republic Koruna	2,811,249	MSCS	(3,625)
12/18/24	U.S. Dollars	317,035	Mexican Pesos	6,398,119	MSCS	(3,894)
12/18/24	Canadian Dollars	812,292	Euro	543,000	MSCS	(4,559)
10/09/24	U.S. Dollars	272,173	Norwegian Kroner	2,920,264	MSCS	(4,581)
12/18/24	U.S. Dollars	2,684,133	Canadian Dollars	3,629,356	MSCS	(5,009)
12/18/24	Polish Zloty	3,059,004	U.S. Dollars	797,925	MSCS	(5,173)
12/18/24	U.S. Dollars	845,746	Norwegian Kroner	8,976,425	MSCS	(5,219)
12/18/24	U.S. Dollars	257,970	Australian Dollars	382,020	MSCS	(6,353)
12/18/24	U.S. Dollars	284,289	Colombian Pesos	1,235,123,690	MSCS	(6,391)
11/15/24	U.S. Dollars	437,573	Swiss Francs	375,079	MSCS	(7,973)
12/18/24	U.S. Dollars	900,600	Polish Zloty	3,506,713	MSCS	(8,177)
12/18/24	Canadian Dollars	2,991,669	U.S. Dollars	2,225,007	MSCS	(8,354)
10/17/24	U.S. Dollars	508,985	Canadian Dollars	702,619	MSCS	(10,749)
12/18/24	U.S. Dollars	324,864	South African Rand	5,854,060	MSCS	(11,664)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/24	Japanese Yen	152,249,882	U.S. Dollars	1,083,192	MSCS	$(12,102)
10/15/24	U.S. Dollars	283,904	Chilean Pesos	268,033,360	MSCS	(14,106)
10/16/24	U.S. Dollars	454,198	Swedish Kronor	4,756,848	MSCS	(14,582)
11/21/24	U.S. Dollars	561,131	New Zealand Dollars	910,806	MSCS	(17,561)
10/24/24	U.S. Dollars	889,496	Euro	814,431	MSCS	(18,085)
12/18/24	U.S. Dollars	1,864,509	Chinese Offshore Yuan	13,118,183	MSCS	(19,864)
10/15/24	U.S. Dollars	538,028	Australian Dollars	811,170	MSCS	(22,920)
12/18/24	U.S. Dollars	1,106,569	British Pounds	845,250	MSCS	(23,278)
10/17/24	U.S. Dollars	524,823	Japanese Yen	79,991,099	MSCS	(33,196)
12/18/24	U.S. Dollars	2,099,767	New Zealand Dollars	3,387,884	MSCS	(52,839)
Subtotal Depreciation						$(366,772)
Total Forward Foreign Currency Contracts outstanding at September 30, 2024						$(66,137)
Swap Agreements outstanding at September 30, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	$574	$(174)	$748
0.51% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/13/2026	JPY	2,441,007,160	3,854	—	3,854
28-Day Mexico Interbank TIIE (Lunar)	9.25% (Lunar)	12/16/2026	MXN	315,100,000	158,347	111,845	46,502
1-Day CLP-TNA (Semiannually)	4.50% (Semiannually)	12/18/2026	CLP	3,573,020,000	22,652	22,014	638
1-Day ESTR (Annually)	2.50% (Annually)	12/18/2026	EUR	15,470,000	187,363	165,953	21,410
1-Day SOFR (Annually)	4.00% (Annually)	12/18/2026	USD	2,850,000	40,089	29,795	10,294
1-Day SONIA (Annually)	4.25% (Annually)	12/18/2026	GBP	1,910,000	24,456	15,243	9,213
3.50% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	12/18/2026	NZD	15,640,000	(22,451)	(26,450)	3,999
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2026	USD	20,730,000	(192,666)	(232,076)	39,410
3-Month ASX BBSW (Quarterly)	4.00% (Quarterly)	12/18/2026	AUD	4,600,000	30,664	22,442	8,222
3-Month JIBAR (Quarterly)	7.25% (Quarterly)	12/18/2026	ZAR	102,430,000	22,446	17,941	4,505
3-Month KWCDC (Quarterly)	2.75% (Quarterly)	12/18/2026	KRW	13,295,310,000	(928)	(24,255)	23,327
6-Month BUBOR (Semiannually)	5.50% (Annually)	12/18/2026	HUF	241,230,000	3,377	875	2,502
6-Month EURIBOR (Semiannually)	3.00% (Annually)	12/18/2026	EUR	2,800,000	51,879	29,267	22,612
6-Month NIBOR (Semiannually)	3.75% (Annually)	12/18/2026	NOK	212,870,000	47,134	45,211	1,923
6-Month PRIBOR (Semiannually)	3.25% (Annually)	12/18/2026	CZK	102,320,000	17,605	699	16,906
7-Day CFETS Repo Rate (Quarterly)	1.75% (Quarterly)	12/18/2026	CNY	48,330,000	19,301	11,940	7,361
Bank Of Canada Overnight Repo Rate (Semiannually)	3.75% (Semiannually)	12/18/2026	CAD	4,470,000	72,115	44,548	27,567
1-Day SONIA (Annually)	4.00% (Annually)	12/18/2027	GBP	7,940,000	105,776	88,307	17,469
1-Day SOFR (Annually)	3.80% (Annually)	4/13/2028	USD	19,780,000	269,184	111,784	157,400
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	17,600,000	162,852	(28,069)	190,921
10.25% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2029	BRL	21,891,567	361,694	274,777	86,917
3.50% (Annually)	1-Day SONIA (Annually)	8/31/2029	GBP	51,309,696	(93,548)	(191,502)	97,954
2.46% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	9/13/2029	CAD	25,570,000	11,913	(8,218)	20,131
0.75% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/18/2029	JPY	8,113,000,000	(338,513)	(341,446)	2,933
1-Day ESTR (Annually)	2.50% (Annually)	12/18/2029	EUR	9,045,000	247,091	217,824	29,267
Bank Of Canada Overnight Repo Rate (Semiannually)	3.25% (Semiannually)	12/18/2029	CAD	9,240,000	222,323	197,929	24,394
3.22% (Annually)	1-Day SOFR (Annually)	9/12/2031	USD	20,320,000	32,545	(16,650)	49,195
6-Month EURIBOR (Semiannually)	3.00% (Annually)	11/10/2033	EUR	15,030,000	410,137	338,635	71,502
1-Day SOFR (Annually)	3.79% (Annually)	5/21/2034	USD	16,260,000	256,603	97,104	159,499
1-Day COP-IBR-OIS (Quarterly)	7.75% (Quarterly)	12/18/2034	COP	5,285,090,000	21,196	21,008	188
3-Month JIBAR (Quarterly)	8.75% (Quarterly)	12/18/2034	ZAR	40,160,000	43,416	18,366	25,050
3-Month KWCDC (Quarterly)	2.75% (Quarterly)	12/18/2034	KRW	1,366,730,000	(5,257)	(12,184)	6,927
3-Month STIBOR (Quarterly)	2.25% (Annually)	12/18/2034	SEK	35,450,000	12,636	(14,340)	26,976

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
4.50% (Semiannually)	6-Month ASX BBSW (Semiannually)	12/18/2034	AUD	2,550,000	$(63,468)	$(73,496)	$10,028
5.00% (Semiannually)	1-Day CLP-TNA (Semiannually)	12/18/2034	CLP	1,382,770,000	(35,515)	(45,698)	10,183
6-Month EURIBOR (Semiannually)	2.50% (Annually)	12/18/2034	EUR	8,780,000	149,090	95,040	54,050
6-Month PRIBOR (Semiannually)	3.50% (Annually)	12/18/2034	CZK	15,230,000	12,966	6,110	6,856
Bank Of Canada Overnight Repo Rate (Semiannually)	3.25% (Semiannually)	12/18/2034	CAD	2,650,000	73,563	49,639	23,924
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	9,100,000	(202,072)	(313,566)	111,494
1-Day SOFR (Annually)	3.39% (Annually)	5/10/2038	USD	6,120,000	(48,523)	(73,696)	25,173
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	9,840,000	125,389	27,263	98,126
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	23,140,000	970,184	760,096	210,088
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	14,010,000	4,674	(12,326)	17,000
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	8,120,000	(338,999)	(387,324)	48,325
2.25% (Annually)	6-Month EURIBOR (Semiannually)	12/18/2054	EUR	2,690,000	4,509	(7,894)	12,403
Subtotal Appreciation					$2,857,657	$1,012,291	$1,845,366
6.50% (Annually)	3-Month BUBOR (Quarterly)	9/18/2025	HUF	8,247,180,000	$(125,668)	$(64,349)	$(61,319)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	9.75% (Upon termination)	1/2/2026	BRL	53,650,261	(371,126)	(323,095)	(48,031)
3-Month ASX BBSW (Quarterly)	3.00% (Quarterly)	9/16/2026	AUD	26,869,547	(47,933)	(36,377)	(11,556)
0.50% (Annually)	Swiss Average Overnight Rate (Annually)	12/18/2026	CHF	13,340,000	(37,713)	29,992	(67,705)
1-Day COP-IBR-OIS (Quarterly)	7.25% (Quarterly)	12/18/2026	COP	10,891,870,000	14,357	29,738	(15,381)
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	12/18/2026	INR	879,740,000	2,007	12,118	(10,111)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.50% (Semiannually)	12/18/2026	CAD	14,209,482	178,895	180,905	(2,010)
1-Day SONIA (Annually)	3.50% (Annually)	8/31/2027	GBP	55,510,000	37,967	53,954	(15,987)
1-Day SOFR (Annually)	3.04% (Annually)	9/13/2029	USD	19,150,000	(44,378)	17,726	(62,104)
1-Day SOFR (Annually)	3.75% (Annually)	12/18/2029	USD	5,370,000	134,940	161,045	(26,105)
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	12/18/2029	THB	53,380,000	6,145	6,967	(822)
3.75% (Annually)	1-Day SONIA (Annually)	12/18/2029	GBP	190,000	(2,183)	(2,075)	(108)
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	12/18/2029	INR	324,580,000	(9)	3,325	(3,334)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,417)	307	(2,724)
Bank Of Canada Overnight Repo Rate (Semiannually)	2.80% (Semiannually)	9/11/2031	CAD	26,920,000	(18,708)	10,829	(29,537)
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	1,751,620,000	(76,729)	(23,087)	(53,642)
1-Day SONIA (Annually)	3.50% (Annually)	8/28/2034	GBP	10,280,000	(66,006)	(17,046)	(48,960)
2.75% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/18/2034	THB	58,390,000	(61,160)	11,244	(72,404)
0.75% (Annually)	Swiss Average Overnight Rate (Annually)	12/18/2034	CHF	2,360,000	(43,803)	(16,182)	(27,621)
1-Day SOFR (Annually)	3.75% (Annually)	12/18/2034	USD	420,000	15,775	17,169	(1,394)
1-Day SONIA (Annually)	3.75% (Annually)	12/18/2034	GBP	150,000	2,428	2,774	(346)
3.50% (Annually)	6-Month NIBOR (Semiannually)	12/18/2034	NOK	17,420,000	(6,694)	(5,114)	(1,580)
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	12/18/2034	NZD	2,830,000	19,721	20,352	(631)
4.50% (Annually)	6-Month WIBOR (Semiannually)	12/18/2034	PLN	6,150,000	(9,762)	536	(10,298)
6.00% (Annually)	6-Month BUBOR (Semiannually)	12/18/2034	HUF	311,960,000	(15,045)	(4,493)	(10,552)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(5,471)	512	(5,983)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	23,520,000	(70,103)	(6,739)	(63,364)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	2,103,410,000	(91,234)	13,826	(105,060)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	13,530,000	(483,384)	(341,022)	(142,362)
2.56% (Annually)	1-Day SOFR (Annually)	5/11/2053	USD	5,920,000	120,245	136,562	(16,317)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	5,210,000	62,419	79,576	(17,157)
3.38% (Annually)	1-Day SOFR (Annually)	4/11/2054	USD	6,920,000	(100,942)	(36,649)	(64,293)
3.34% (Annually)	1-Day SOFR (Annually)	5/20/2054	USD	10,240,000	(127,842)	(42,463)	(85,379)
Subtotal Depreciation					$(1,213,411)	$(129,234)	$(1,084,177)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2024					$1,644,246	$883,057	$761,189

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Total Return Basket Swap Agreements outstanding at September 30, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE, OBFR01 or 1-Month LIBOR plus or minus a specified spread (-6.60% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	20-60 months maturity ranging from 05/26/2026 - 09/21/2029	GSC	$156,735,788	$(1,671,028)	$—	$(1,671,028)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
General Electric Co.	5,718	$1,078,300	$130,455	(7.81)%
Marriott International, Inc. Class A	3,949	981,721	76,646	(4.59)
Delta Air Lines, Inc.	18,291	929,000	127,949	(7.66)
Walt Disney Co. (The)	9,526	916,306	73,644	(4.41)
Oracle Corporation	(4,854)	827,122	(139,833)	8.37
Hancock Whitney Corporation	14,342	733,880	15,630	(0.94)
Equinix, Inc. REIT	820	727,857	40,846	(2.44)
Old Dominion Freight Line, Inc.	3,653	725,632	30,543	(1.83)
Cardinal Health, Inc.	6,305	696,829	(17,925)	1.07
Veeva Systems, Inc. Class A	3,236	679,139	(43,056)	2.58
VeriSign, Inc.	3,468	658,781	26,085	(1.56)
ConocoPhillips	6,101	642,313	(2,498)	0.15
Chemed Corporation	1,013	608,783	29,511	(1.77)
Applied Materials, Inc.	2,996	605,342	72,557	(4.34)
NVIDIA Corporation	4,875	592,020	70,493	(4.22)
Southwest Airlines Co.	(19,630)	581,637	3,380	(0.20)
Vornado Realty Trust REIT	(14,749)	581,111	(88,037)	5.27
TransUnion	(5,493)	575,117	(43,700)	2.62
Dominion Energy, Inc.	(9,812)	567,035	(2,754)	0.16
Comcast Corporation Class A	13,506	564,146	27,069	(1.62)
Zoom Video Communications, Inc. Class A	7,970	555,828	23,710	(1.42)
Qualys, Inc.	4,289	550,965	30,900	(1.85)
NNN REIT, Inc.	11,190	542,603	(3,222)	0.19
Micron Technology, Inc.	(5,216)	540,951	(89,437)	5.35
Intel Corporation	(22,989)	539,322	(101,351)	6.07
CME Group, Inc.	2,425	535,076	5,865	(0.35)
Carrier Global Corporation	(6,626)	533,327	(63,531)	3.80
Truist Financial Corporation	(12,159)	520,040	(809)	0.05
McKesson Corporation	1,050	519,141	(17,156)	1.03
Digital Realty Trust, Inc. REIT	(3,196)	517,209	(36,633)	2.19
Boeing Co. (The)	(3,270)	497,171	36,875	(2.21)
Incyte Corporation	7,318	483,720	26,903	(1.61)
Hyatt Hotels Corporation Class A	(3,177)	483,539	(19,208)	1.15
Zebra Technologies Corporation Class A	(1,297)	480,305	(55,551)	3.32
International Flavors & Fragrances, Inc.	(4,560)	478,481	(5,557)	0.33
Domino’s Pizza, Inc.	1,112	478,316	10,181	(0.61)
NVR, Inc.	48	470,966	30,624	(1.83)
Landstar System, Inc.	2,485	469,342	16,880	(1.01)
Marvell Technology, Inc.	(6,450)	465,174	(18,974)	1.14
New York Community Bancorp, Inc.	(41,194)	462,609	(21,803)	1.30
MicroStrategy, Inc. Class A	(2,735)	461,121	(118,968)	7.12

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
American Tower Corporation REIT	(1,978)	$460,004	$12,955	(0.78)%
EMCOR Group, Inc.	1,067	459,376	69,860	(4.18)
Mid-America Apartment Communities, Inc. REIT	2,851	453,024	(5,193)	0.31
Cencora, Inc.	1,995	449,035	(24,700)	1.48
Quidel Corporation	(9,828)	448,157	(7,975)	0.48
Aspen Technology, Inc.	(1,845)	440,623	(23,891)	1.43
Paramount Global Class B	(40,807)	433,370	(11,628)	0.70
Ameriprise Financial, Inc.	918	431,286	29,862	(1.79)
General Dynamics Corporation	1,423	430,031	(153)	0.01
Other	(826,478)	127,873,605	(1,726,908)	103.36
		$156,735,788	$(1,671,028)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2024, see Schedule of Investments in the Fund’s Semi-Annual Report.

See the Notes to Financial Statements in the June 30, 2024 GuideStone Funds’ Semi-Annual Report (Unaudited) to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of June 30, 2024, the average notional market value of derivative holdings by Fund during the period ended June 30, 2024, and the market values as of June 30, 2024 of loaned securities and collateral received for each of the Select Funds.